UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund: BlackRock Funds

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund

BlackRock Midcap Index Fund

BlackRock Multifactor USA Index Fund

BlackRock Multifactor International Index Fund

BlackRock Min Vol EAFE Index Fund

BlackRock Min Vol USA Index Fund

BlackRock Small/Mid Cap Index Fund

BlackRock Total Stock Market Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 26.4%
58.com, Inc. — ADR (a)	1,541	$64,491
AAC Technologies Holdings, Inc.	12,000	114,335
Agricultural Bank of China Ltd., Class H	386,000	162,379
Air China Ltd., Class H	22,000	14,455
Alibaba Group Holding Ltd. — ADR (a)	15,402	1,566,229
Aluminum Corp. of China Ltd., Class H (a)	12,000	4,457
Anhui Conch Cement Co. Ltd., Class H	17,500	48,368
ANTA Sports Products Ltd.	9,000	25,954
AviChina Industry & Technology Co. Ltd., Class H	23,000	15,608
Baidu, Inc. — ADR (a)	3,797	671,537
Bank of China Ltd., Class H	1,125,000	504,134
Bank of Communications Co. Ltd., Class H	148,000	112,491
Beijing Capital International Airport Co. Ltd., Class H	18,000	18,838
Byd Co. Ltd., Class H (a)	8,000	52,667
CGN Power Co. Ltd. (b)	119,000	34,742
China Cinda Asset Management Co. Ltd.	131,000	47,062
China CITIC Bank Corp. Ltd., Class H	150,000	96,740
China Coal Energy Co. Ltd., Class H (a)	30,000	16,984
China Communications Construction Co. Ltd., Class H	54,000	59,295
China Communications Services Corp. Ltd., Class H	30,000	17,800
China Conch Venture Holdings Ltd.	11,500	21,468
China Construction Bank Corp., Class H	1,168,000	852,928
China COSCO Holdings Co. Ltd., Class H (a)	10,000	3,446
China Everbright Bank Co. Ltd., Class H	33,000	15,046
China Evergrande Group	64,000	42,127
China Galaxy Securities Co. Ltd., Class H	42,500	40,349
China Huishan Dairy Holdings Co. Ltd.	121,000	44,913
China Life Insurance Co. Ltd., Class H	109,000	269,855
China Longyuan Power Group Corp., Class H	25,000	19,061
China Medical System Holdings Ltd.	32,000	49,971
China Mengniu Dairy Co. Ltd.	29,000	54,781
China Merchants Bank Co. Ltd., Class H	60,500	147,121

Common Stocks	Shares	Value
China (continued)
China Minsheng Banking Corp. Ltd., Class H	100,000	$113,782
China National Building Material Co. Ltd., Class H	40,000	18,253
China Oilfield Services Ltd., Class H	22,000	21,115
China Pacific Insurance Group Co. Ltd., Class H	33,000	118,978
China Petroleum & Chemical Corp. Class H	326,000	235,763
China Railway Construction Corp. Ltd., Class H	23,500	29,375
China Railway Group Ltd., Class H	46,000	35,459
China Resources Gas Group Ltd.	10,000	31,356
China Shenhua Energy Co. Ltd., Class H	38,500	79,819
China Shipping Container Lines Co. Ltd., Class H (a)	16,000	3,355
China Southern Airlines Co. Ltd., Class H	26,000	14,590
China Telecom Corp. Ltd., Class H	154,000	79,397
China Unicom Hong Kong Ltd.	100,000	117,401
China Vanke Co. Ltd., Class H	19,200	50,113
Chongqing Changan Automobile Co. Ltd.	8,100	12,350
Chongqing Rural Commercial Bank, Co. Ltd., Class H	25,000	14,962
CITIC Securities Co. Ltd., Class H	25,000	55,289
CNOOC Ltd.	229,000	288,145
Country Garden Holdings Co. Ltd.	112,000	58,124
CSPC Pharmaceutical Group Ltd.	72,000	74,550
CSR Corp. Ltd., Class H	58,000	52,515
Ctrip.com International Ltd. — ADR (a)	5,551	245,077
Dongfeng Motor Group Co. Ltd., Class H	38,000	39,607
Fang Holdings, Ltd., ADR (a)	6,967	23,200
Far East Horizon Ltd.	19,000	17,306
Fosun International Ltd.	43,000	62,266
GF Securities Co., Ltd., Class H	13,200	29,327
Great Wall Motor Co. Ltd., Class H	39,000	38,062
Guangzhou Automobile Group Co. Ltd., Class H	24,000	28,983
Guangzhou R&F Properties Co. Ltd., Class H	14,800	20,858
Haitian International Holdings Ltd.	4,000	8,246
Haitong Securities Co. Ltd., Class H	34,000	60,155
Hengan International Group Co. Ltd.	12,500	99,309
Huadian Power International Corp. Ltd., Class H	8,000	3,429
Huaneng Power International, Inc., Class H	78,000	47,945

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
China (continued)
Huaneng Renewables Corp. Ltd., Class H	48,000	$16,084
Huatai Securities Co. Ltd., Class H (b)	14,000	29,555
Industrial & Commercial Bank of China Ltd., Class H	1,034,000	620,647
JD.com, Inc. — ADR (a)	10,151	263,418
Jiangsu Expressway Co. Ltd., Class H	14,000	19,035
Jiangxi Copper Co. Ltd., Class H	14,000	16,527
Kingsoft Corp. Ltd.	13,000	29,142
Lenovo Group Ltd.	118,000	75,589
Longfor Properties Co. Ltd.	23,000	30,527
Luye Pharma Group Ltd.	8,500	5,713
NetEase, Inc. — ADR	1,163	298,879
New China Life Insurance Co. Ltd., Class H	11,700	50,521
New Oriental Education & Technology Group, Inc. —ADR (a)	2,325	116,552
People’s Insurance Co. Group of China Ltd., Class H	79,000	31,389
PetroChina Co. Ltd., Class H	318,000	217,587
PICC Property & Casualty Co. Ltd., Class H	62,000	100,074
Ping An Insurance Group Co. of China Ltd., Class H	74,500	392,132
Qunar Cayman Islands Ltd. — ADR (a)	1,310	38,737
Semiconductor Manufacturing International Corp. (a)	353,000	42,751
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	20,000	13,021
Shanghai Electric Group Co. Ltd., Class H (a)	32,000	14,775
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,500	16,889
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	15,080	23,477
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,500	19,300
Shenzhou International Group Holdings Ltd.	11,000	72,860
Shui On Land Ltd.	23,500	5,812
Sino-Ocean Land Holdings Ltd.	32,500	13,498
Sinopec Engineering Group Co. Ltd., Class H	8,000	7,063
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,000	18,351
Sinopharm Group Co. Ltd., Class H	12,400	60,214
Sinotrans Ltd., Class H	30,000	14,127
SOHO China Ltd.	32,000	16,501
Sunac China Holdings Ltd.	22,000	15,015

Common Stocks	Shares	Value
China (continued)
TAL Education Group — ADR (a)	920	$74,925
Tencent Holdings Ltd.	78,200	2,072,481
Tingyi Cayman Islands Holding Corp.	18,000	19,404
TravelSky Technology Ltd.,Class H	12,000	25,603
Tsingtao Brewery Co. Ltd., Class H	6,000	23,936
Vipshop Holdings Ltd. — ADR (a)	6,979	95,403
Want Want China Holdings Ltd.	58,000	35,308
Weichai Power Co. Ltd., Class H	12,000	18,103
Yanzhou Coal Mining Co. Ltd., Class H	22,000	16,293
YY, Inc. — ADR (a)	825	39,658
Zhejiang Expressway Co. Ltd., Class H	16,000	16,751
Zhuzhou CRRC Times Electric Co. Ltd.	6,500	31,430
Zijin Mining Group Co. Ltd., Class H	66,000	20,976
ZTE Corp., Class H	11,000	15,114

		12,649,240
Hong Kong — 16.9%
AIA Group Ltd.	159,600	1,004,044
Alibaba Health Information Technology Ltd. (a)	10,000	5,225
Alibaba Pictures Group Ltd. (a)	90,000	17,716
ASM Pacific Technology Ltd.	2,200	21,196
Bank of East Asia Ltd.	10,600	42,611
Beijing Enterprises Holdings Ltd.	6,000	29,987
Beijing Enterprises Water Group Ltd. (a)	44,000	31,827
Belle International Holdings Ltd.	52,000	31,402
BOC Hong Kong Holdings Ltd.	57,000	203,163
Brilliance China Automotive Holdings Ltd.	24,000	28,548
Cathay Pacific Airways Ltd.	17,000	22,376
Cheung Kong Infrastructure Holdings Ltd.	11,000	90,022
Cheung Kong Property Holdings Ltd.	33,500	247,654
China Everbright International Ltd.	29,000	34,667
China Everbright Ltd.	10,000	19,556
China Gas Holdings Ltd.	16,000	24,354
China Jinmao Holdings Group Ltd.	22,000	6,066
China Merchants Holdings International Co. Ltd.	14,110	36,480
China Mobile Ltd.	84,500	968,065
China Overseas Land & Investment Ltd.	60,000	184,193
China Power International Development Ltd.	42,000	15,273
China Resources Beer Holdings Co. Ltd. (a)	32,000	68,002
China Resources Land Ltd.	44,000	109,275

2	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
China Resources Power Holdings Co. Ltd.	20,000	$33,887
China State Construction International Holdings Ltd.	22,000	32,095
China Taiping Insurance Holdings Co. Ltd. (a)	22,200	42,728
CITIC Ltd.	59,000	84,663
CK Hutchison Holdings Ltd.	36,500	450,703
CLP Holdings Ltd.	24,500	249,042
COSCO Pacific Ltd.	18,000	17,845
ENN Energy Holdings Ltd.	8,000	37,611
First Pacific Co. Ltd.	12,000	9,091
Galaxy Entertainment Group Ltd.	36,000	147,406
GCL-Poly Energy Holdings Ltd.	140,000	18,870
Geely Automobile Holdings Ltd.	80,000	82,316
GOME Electrical Appliances Holding Ltd.	176,000	22,179
Guangdong Investment Ltd.	34,000	51,263
Haier Electronics Group Co. Ltd.	12,000	19,341
Hang Lung Properties Ltd.	22,000	48,380
Hang Seng Bank Ltd.	11,600	209,198
Henderson Land Development Co. Ltd.	18,500	109,432
HK Electric Investments & HK Electric Investments Ltd. (b)(c)	61,500	60,909
HKT Trust & HKT Ltd. (c)	52,000	71,474
Hong Kong & China Gas Co. Ltd.	118,400	231,290
Hong Kong Exchanges & Clearing Ltd.	15,600	412,409
Hongkong Land Holdings Ltd.	19,300	129,238
Hysan Development Co. Ltd.	6,000	27,692
Jardine Matheson Holdings Ltd.	3,700	225,367
Kerry Properties Ltd.	6,500	20,582
Kunlun Energy Co. Ltd.	34,000	25,618
Li & Fung Ltd.	48,000	23,596
Link REIT	30,500	216,975
Melco Crown Entertainment Ltd. — ADR	4,032	67,496
MGM China Holdings Ltd.	9,600	15,838
MTR Corp. Ltd.	24,000	132,818
New World Development Co. Ltd.	89,000	110,649
Nine Dragons Paper Holdings Ltd.	21,000	17,073
NWS Holdings Ltd.	12,000	21,232
PCCW Ltd.	64,000	38,096
Power Assets Holdings Ltd.	19,000	178,328
Sands China Ltd.	37,600	163,175
Shanghai Industrial Holdings Ltd.	6,000	18,343
Shangri-La Asia Ltd.	6,000	6,590
Shimao Property Holdings Ltd.	15,000	20,008
Sino Biopharmaceutical Ltd.	52,000	36,346
Sino Land Co. Ltd.	34,000	57,730
SJM Holdings Ltd.	21,000	14,495
Sun Art Retail Group Ltd.	13,500	9,509

Common Stocks	Shares	Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	21,000	$312,714
Swire Pacific Ltd., Class A	7,000	72,757
Swire Properties Ltd.	11,000	31,588
Techtronic Industries Co. Ltd.	16,000	60,114
WH Group Ltd. (b)	87,500	70,866
Wharf Holdings Ltd.	21,000	157,452
Wheelock & Co. Ltd.	8,000	49,233
Wynn Macau Ltd.	20,800	31,866
Yue Yuen Industrial Holdings Ltd.	6,500	24,753

		8,071,971
India — 10.1%
Axis Bank Ltd., — GDR	2,200	79,640
Dr. Reddy’s Laboratories Ltd. — ADR	10,723	528,537
GAIL India Ltd., — GDR	13,423	516,786
ICICI Bank Ltd. — ADR	65,278	541,155
Infosys Ltd. — ADR	16,146	246,388
Larsen & Toubro Ltd. — GDR	24,923	547,685
Mahindra & Mahindra Ltd. — GDR	26,850	523,635
Reliance Industries Ltd. — GDR (b)	5,423	171,909
State Bank of India — GDR	13,423	511,416
Tata Motors Ltd. — ADR	3,423	134,900
Vedanta Ltd. — ADR	43,850	528,831
Wipro Ltd. — ADR	53,250	514,928

		4,845,810
Indonesia — 3.2%
Adaro Energy Tbk PT	95,500	11,594
AKR Corporindo Tbk PT	20,000	10,857
Astra International Tbk PT	247,100	155,897
Bank Central Asia Tbk PT	186,400	221,619
Bank Danamon Indonesia Tbk PT	22,300	6,595
Bank Mandiri Persero Tbk PT	154,600	136,179
Bank Negara Indonesia Persero Tbk PT	100,000	42,691
Bank Rakyat Indonesia Persero Tbk PT	175,200	163,596
Bumi Serpong Damai Tbk PT	110,900	18,401
Charoen Pokphand Indonesia Tbk PT	60,600	17,150
Gudang Garam Tbk PT	5,600	29,137
Hanjaya Mandala Sampoerna Tbk PT	122,600	37,116
Indocement Tunggal Prakarsa Tbk PT	11,900	14,983
Indofood CBP Sukses Makmur Tbk PT	65,200	46,965
Indofood Sukses Makmur Tbk PT	51,400	33,419
Jasa Marga Persero Tbk PT	29,700	10,303
Kalbe Farma Tbk PT	293,700	39,136
Lippo Karawaci Tbk PT	216,500	14,976
Matahari Department Store Tbk PT	22,000	30,339

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Indonesia (continued)
Perusahaan Gas Negara Persero Tbk PT	128,100	$25,092
Semen Indonesia Persero Tbk PT	36,400	27,437
Summarecon Agung Tbk PT	127,500	16,106
Surya Citra Media Tbk PT	31,400	6,377
Telekomunikasi Indonesia Persero Tbk PT	755,300	243,867
Tower Bersama Infrastructure Tbk PT	12,400	5,676
Unilever Indonesia Tbk PT	28,100	95,758
United Tractors Tbk PT	12,400	20,513
Waskita Karya Persero Tbk PT	126,100	25,311
XL Axiata Tbk PT (a)	24,200	4,080

		1,511,170
Malaysia — 3.2%
AirAsia Bhd	14,700	9,705
Alliance Financial Group Bhd	7,000	6,658
AMMB Holdings Bhd	20,000	20,025
Astro Malaysia Holdings Bhd	8,400	5,707
Axiata Group Bhd	33,600	39,393
British American Tobacco Malaysia Bhd	1,600	18,887
CIMB Group Holdings Bhd	36,800	44,085
Dialog Group Bhd	43,300	15,987
DiGi.Com Bhd	37,300	44,724
Felda Global Ventures Holdings Bhd	17,800	8,524
Gamuda Bhd	27,500	32,187
Genting Bhd	17,900	33,450
Genting Malaysia Bhd	22,100	25,081
Genting Plantations Bhd	12,800	33,564
HAP Seng Consolidated Bhd	9,800	18,198
Hartalega Holdings Bhd	6,500	7,592
Hong Leong Bank Bhd	6,300	19,987
IHH Healthcare Bhd	59,700	91,080
IJM Corp. Bhd	28,500	22,427
IOI Corp. Bhd	31,700	33,978
Kuala Lumpur Kepong Bhd	9,900	56,524
Lafarge Malayan Cement Bhd	2,900	5,600
Malayan Banking Bhd	59,100	111,275
Malaysia Airports Holdings Bhd	4,100	6,480
Maxis Bhd	26,300	37,362
MISC Bhd	12,900	23,125
Petronas Chemicals Group Bhd	37,800	63,075
Petronas Dagangan Bhd	7,000	38,980
Petronas Gas Bhd	10,100	52,968
PPB Group Bhd	12,400	47,649
Public Bank Bhd	41,700	197,416
Sapurakencana Petroleum Bhd (a)	10,000	3,845
Sime Darby Bhd	34,700	67,765
Telekom Malaysia Bhd	29,000	45,211
Tenaga Nasional Bhd	52,700	180,147

Common Stocks	Shares	Value
Malaysia (continued)
UMW Holdings Bhd	2,800	$3,967
Westports Holdings Bhd	24,500	25,758
YTL Corp. Bhd	48,400	18,345

		1,516,731
Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	12,160	19,576
Aboitiz Power Corp.	34,700	32,868
Alliance Global Group, Inc.	20,000	5,887
Ayala Corp.	4,690	80,857
Ayala Land, Inc.	113,300	84,748
Bank of the Philippine Islands	17,190	35,891
BDO Unibank, Inc.	13,910	32,396
DMCI Holdings, Inc.	25,500	6,575
Energy Development Corp.	42,800	5,212
Globe Telecom, Inc.	430	15,816
GT Capital Holdings, Inc.	1,090	29,459
International Container Terminal Services, Inc.	3,340	5,362
JG Summit Holdings, Inc.	24,520	38,414
Jollibee Foods Corp.	10,700	52,548
Megaworld Corp.	173,000	14,340
Metro Pacific Investments Corp.	151,800	22,605
Metropolitan Bank & Trust Co.	15,450	25,946
PLDT, Inc.	710	22,406
Robinsons Land Corp.	10,000	6,392
Security Bank Corp.	4,800	21,850
SM Investments Corp.	4,985	69,103
SM Prime Holdings, Inc.	116,400	64,634
Universal Robina Corp.	11,030	41,448

		734,333
Republic of Korea — 0.0%
Lotte Chilsung Beverage Co. Ltd.	13	17,500
Singapore — 4.3%
Ascendas Real Estate Investment Trust	43,991	74,967
CapitaLand Commercial Trust Ltd.	35,300	39,946
CapitaLand Ltd.	39,100	86,721
CapitaLand Mall Trust	40,900	60,947
City Developments Ltd.	4,800	29,226
ComfortDelGro Corp. Ltd.	31,400	57,249
DBS Group Holdings Ltd.	25,900	279,169
Genting Singapore PLC	58,100	31,090
Global Logistic Properties Ltd.	42,200	53,698
Golden Agri-Resources Ltd.	77,200	21,317
Hutchison Port Holdings Trust	51,400	22,832
Jardine Cycle & Carriage Ltd.	1,144	34,643
Keppel Corp. Ltd.	18,400	69,582
Noble Group Ltd. (a)	101,100	12,021
Oversea-Chinese Banking Corp. Ltd.	45,500	277,192
SembCorp Industries Ltd.	10,300	18,651

4	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Singapore (continued)
SembCorp Marine Ltd. (d)	13,800	$12,796
Singapore Airlines Ltd.	8,000	58,216
Singapore Exchange Ltd.	10,900	55,535
Singapore Technologies Engineering Ltd.	18,000	40,467
Singapore Telecommunications Ltd.	115,900	323,005
StarHub Ltd.	12,300	29,857
Suntec Real Estate Investment Trust	27,400	33,094
United Overseas Bank Ltd.	17,541	236,639
UOL Group Ltd.	5,900	23,996
Wilmar International Ltd.	33,800	80,245
Yangzijiang Shipbuilding Holdings Ltd.	24,500	13,098

		2,076,199
South Korea — 16.7%
Amorepacific Corp.	652	183,736
Amorepacific Group	553	71,386
BGF Retail Co., Ltd.	167	25,361
BNK Financial Group, Inc.	2,214	17,946
Celltrion, Inc. (a)	1,276	118,215
Cheil Worldwide, Inc.	1,200	17,761
CJ CheilJedang Corp.	126	38,440
CJ Corp.	156	23,750
CJ E&M Corp.	407	24,826
CJ Korea Express Co., Ltd. (a)	98	17,215
Coway Co., Ltd.	652	51,002
Daelim Industrial Co., Ltd.	302	21,521
Daewoo Engineering & Construction Co., Ltd. (a)	1,719	9,481
Daewoo Securities Co., Ltd.	2,129	14,357
DGB Financial Group, Inc.	2,050	17,172
Dongbu Insurance Co., Ltd.	419	25,992
Doosan Heavy Industries & Construction Co., Ltd.	883	20,146
E-Mart, Inc.	346	49,063
GS Engineering & Construction Corp. (a)	640	14,940
GS Holdings Corp.	561	24,958
GSretail Co. Ltd.	452	19,252
Hana Financial Group, Inc.	3,070	87,809
Hankook Tire Co., Ltd.	663	31,838
Hanmi Pharm Co., Ltd.	90	28,417
Hanmi Science Co., Ltd.	179	11,874
Hanon Systems	2,078	19,430
Hanssem Co., Ltd.	118	18,275
Hanwha Chemical Corp.	1,535	36,141
Hanwha Corp.	544	17,717
Hanwha Life Insurance Co., Ltd.	3,268	17,842
Hotel Shilla Co., Ltd.	451	22,559
Hyosung Corp.	266	31,073

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Department Store Co., Ltd.	217	$22,262
Hyundai Development Co-Engineering & Construction	342	14,462
Hyundai Engineering & Construction Co., Ltd.	771	27,849
Hyundai Glovis Co., Ltd.	195	29,517
Hyundai Heavy Industries Co., Ltd. (a)	382	48,445
Hyundai Marine & Fire Insurance Co., Ltd.	501	15,464
Hyundai Mobis Co. Ltd.	943	224,913
Hyundai Motor Co.	2,127	259,684
Hyundai Motor Co., Preference Shares	226	18,873
Hyundai Motor Co., Second Preference Shares	254	22,296
Hyundai Steel Co.	925	39,858
Hyundai Wia Corp.	219	15,024
Industrial Bank of Korea	3,523	40,554
Kakao Corp.	617	41,142
Kangwon Land, Inc.	1,547	51,270
KB Financial Group, Inc.	5,222	193,302
KCC Corp.	69	24,361
KEPCO Plant Service & Engineering Co., Ltd.	322	15,436
Kia Motors Corp.	4,194	148,924
Korea Aerospace Industries Ltd.	766	43,264
Korea Electric Power Corp.	3,471	150,158
Korea Gas Corp.	526	21,260
Korea Investment Holdings Co., Ltd.	513	18,367
Korea Zinc Co., Ltd.	112	44,472
Korean Air Lines Co., Ltd. (a)	788	22,027
KT Corp.	267	7,532
KT&G Corp.	1,577	155,540
Kumho Petrochemical Co., Ltd.	153	9,349
LG Chem Ltd.	741	159,152
LG Chem Ltd., Preference Shares	47	7,379
LG Corp.	1,573	84,118
LG Display Co., Ltd.	2,248	53,749
LG Electronics, Inc.	1,816	75,704
LG Household & Health Care Ltd.	171	113,329
LG Innotek Co., Ltd.	294	20,027
LG Uplus Corp.	2,899	29,878
Lotte Chemical Corp.	193	48,492
Lotte Confectionery Co., Ltd.	102	17,115
Lotte Shopping Co., Ltd.	118	23,544
Mirae Asset Securities Co., Ltd.	814	16,054
NAVER Corp.	386	288,792
NCSoft Corp.	237	54,749
NH Investment & Securities Co., Ltd.	2,142	18,835

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
OCI Co., Ltd. (a)	289	$22,776
Orion Corp.	45	28,086
Ottogi Corp.	9	5,172
Paradise Co., Ltd.	984	11,158
POSCO	943	196,212
Posco Daewoo Corp.	310	6,731
S-1 Corp.	496	40,048
S-Oil Corp.	787	53,782
Samsung C&T Corp.	1,188	167,453
Samsung Card Co., Ltd.	532	22,397
Samsung Electro-Mechanics Co., Ltd.	789	32,390
Samsung Electronics Co. Ltd.	1,368	1,956,689
Samsung Electronics Co. Ltd., Preference Shares	223	256,399
Samsung Fire & Marine Insurance Co., Ltd.	543	138,140
Samsung Heavy Industries Co. Ltd. (a)	1,953	16,598
Samsung Life Insurance Co., Ltd.	1,191	114,931
Samsung SDI Co. Ltd.	582	47,902
Samsung SDS Co., Ltd.	411	55,423
Samsung Securities Co., Ltd.	889	26,737
Shinhan Financial Group Co. Ltd.	5,769	220,688
Shinsegae Co., Ltd.	94	15,268
SK Holdings Co., Ltd.	587	114,512
SK Hynix, Inc.	7,872	281,555
SK Innovation Co., Ltd.	1,045	137,558
SK Networks Co., Ltd.	1,641	9,326
SK Telecom Co. Ltd.	394	77,236
Woori Bank	4,140	45,118
Yuhan Corp.	108	19,802

		7,986,104
Taiwan — 14.4%
Acer, Inc. (a)	39,000	17,871
Advanced Semiconductor Engineering, Inc.	66,000	77,549
Advantech Co. Ltd.	3,000	24,381
Asia Cement Corp.	24,000	20,924
Asustek Computer, Inc.	7,000	61,280
AU Optronics Corp.	121,000	45,958
Casetek Holdings Ltd.	4,000	12,841
Catcher Technology Co. Ltd.	11,000	86,107
Cathay Financial Holding Co. Ltd.	129,000	166,949
Chailease Holding Co. Ltd.	13,200	22,786
Chang Hwa Commercial Bank Ltd.	66,220	33,835
Cheng Shin Rubber Industry Co. Ltd.	21,000	42,726
Chicony Electronics Co. Ltd.	7,030	17,961
China Airlines Ltd.	51,000	15,430
China Development Financial Holding Corp.	123,000	30,779

Common Stocks	Shares	Value
Taiwan (continued)
China Life Insurance Co. Ltd.	58,160	$53,610
China Steel Corp.	144,000	104,006
Chunghwa Telecom Co. Ltd.	58,000	198,601
Compal Electronics, Inc.	54,000	32,109
CTBC Financial Holding Co. Ltd.	265,966	143,035
Delta Electronics, Inc.	23,000	121,085
E.Sun Financial Holding Co. Ltd.	92,259	52,394
Eclat Textile Co. Ltd.	3,000	33,993
Eva Airways Corp.	33,550	16,151
Evergreen Marine Corp. Taiwan Ltd. (a)	42,150	15,742
Far Eastern New Century Corp.	32,320	25,007
Far EasTone Telecommunications Co. Ltd.	31,000	73,257
Feng TAY Enterprise Co. Ltd.	5,307	22,136
First Financial Holding Co. Ltd.	141,189	73,959
Formosa Chemicals & Fibre Corp.	40,000	118,760
Formosa Petrochemical Corp.	16,000	53,422
Formosa Plastics Corp.	51,000	137,820
Formosa Taffeta Co. Ltd.	4,000	3,644
Foxconn Technology Co. Ltd.	16,090	46,642
Fubon Financial Holding Co. Ltd.	106,000	149,980
Giant Manufacturing Co. Ltd.	1,000	7,073
Hermes Microvision, Inc.	1,000	44,083
Highwealth Construction Corp.	10,900	16,143
Hiwin Technologies Corp.	4,050	17,854
Hon Hai Precision Industry Co. Ltd.	217,800	588,313
Hotai Motor Co. Ltd.	2,000	23,232
HTC Corp. (a)	10,000	29,209
Hua Nan Financial Holdings Co. Ltd.	82,963	42,129
Innolux Corp.	100,000	33,663
Inotera Memories, Inc. (a)	30,000	28,055
Inventec Co. Ltd.	30,000	23,422
Largan Precision Co. Ltd.	1,450	171,064
Lite-On Technology Corp.	21,110	30,263
MediaTek, Inc.	23,000	174,338
Mega Financial Holding Co. Ltd.	147,000	100,502
Merida Industry Co. Ltd.	4,000	18,433
Nan Ya Plastics Corp.	61,000	126,680
Nanya Technology Corp.	10,000	12,963
Nien Made Enterprise Co., Ltd.	4,000	46,331
Novatek Microelectronics Corp.	8,000	29,953
OBI Pharma, Inc. (a)	2,000	20,900
Pegatron Corp.	25,000	67,319
Phison Electronics Corp.	5,000	35,394
Pou Chen Corp.	15,000	20,239
Powertech Technology, Inc.	10,000	28,532
President Chain Store Corp.	11,000	82,188
Quanta Computer, Inc.	26,000	52,597
Realtek Semiconductor Corp.	7,000	23,710
Ruentex Development Co. Ltd. (a)	13,536	15,621
Ruentex Industries Ltd.	10,000	16,098

6	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Taiwan (continued)
Shin Kong Financial Holding Co. Ltd. (a)	99,755	$21,620
Siliconware Precision Industries Co.	24,302	36,758
Simplo Technology Co. Ltd.	6,000	18,506
SinoPac Financial Holdings Co. Ltd.	110,727	31,914
Standard Foods Corp.	14,663	36,237
Synnex Technology International Corp.	16,350	17,420
TaiMed Biologics, Inc. (a)	3,000	18,837
Taishin Financial Holding Co. Ltd.	116,026	42,416
Taiwan Business Bank	71,419	18,040
Taiwan Cement Corp.	26,000	31,142
Taiwan Cooperative Financial Holding Co. Ltd.	92,322	40,463
Taiwan Fertilizer Co. Ltd.	13,000	17,391
Taiwan Mobile Co. Ltd.	29,000	101,466
Taiwan Semiconductor Manufacturing Co. Ltd.	339,000	2,034,458
Teco Electric and Machinery Co. Ltd.	21,000	18,618
Transcend Information, Inc.	6,000	16,571
Uni-President Enterprises Corp.	76,840	148,459
United Microelectronics Corp.	136,000	50,620
Vanguard International Semiconductor Corp.	11,000	22,395
Wistron Corp.	26,553	20,007
WPG Holdings Ltd.	22,000	25,752
Yuanta Financial Holding Co. Ltd.	90,865	33,916
Yulon Motor Co. Ltd.	6,000	5,250
Zhen Ding Technology Holding Ltd.	11,000	25,024

		6,912,311
Thailand — 2.5%
Advanced Info Service PCL — NVDR	19,200	84,148
Airports of Thailand PCL — NVDR	7,900	85,947
Bangkok Bank PCL — NVDR	1,400	6,379
Bangkok Bank PCL, Foreign Registered Shares	4,400	19,978
Bangkok Dusit Medical Services PCL — NVDR	47,000	30,613
Bangkok Expressway & Metro PCL	48,100	10,228
Banpu PCL — NVDR	20,100	10,516
BEC World PCL — NVDR	6,800	3,981
BTS Group Holdings PCL — NVDR	34,900	8,526
Bumrungrad Hospital PCL — NVDR	2,000	10,449
Central Pattana PCL — NVDR	11,500	18,274
Charoen Pokphand Foods PCL — NVDR	24,400	21,944
CP ALL PCL — NVDR	79,900	138,498
Delta Electronics Thailand PCL — NVDR	2,700	6,047
Electricity Generating PCL	3,000	16,697

Common Stocks	Shares	Value
Thailand (continued)
Glow Energy PCL — NVDR	3,300	$7,248
Home Product Center PCL — NVDR	41,900	12,065
Indorama Ventures PCL — NVDR	21,000	17,518
IRPC PCL — NVDR	125,600	17,144
Kasikornbank PCL — NVDR	12,000	58,903
Kasikornbank PCL, Foreign Registered Shares	20,100	98,688
Krung Thai Bank PCL — NVDR	42,800	21,020
Minor International PCL — NVDR	10,500	11,536
PTT Exploration & Production PCL — NVDR	12,200	28,865
PTT Global Chemical PCL — NVDR	14,300	24,423
PTT PCL — NVDR	15,900	156,556
Robinson Department Store PCL	2,000	3,305
Siam Cement PCL — NVDR	3,000	42,839
Siam Cement PCL, Foreign Registered Shares	5,600	80,643
Siam Commercial Bank PCL — NVDR	26,600	108,910
Thai Oil PCL — NVDR	9,400	18,779
Thai Union Group PCL — NVDR	11,600	7,188
TMB Bank PCL — NVDR	256,800	15,390
True Corp. PCL — NVDR	81,773	15,755

		1,219,000
Total Common Stocks — 99.2%		47,540,369

Rights — 0.0%
Republic of Korea — 0.0%
Samsung Heavy Industries Co., Ltd., (Expires 11/8/16) (a)	286	645
Total Long-Term Investments (Cost — $49,170,184) — 99.2%		47,541,014

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (e)(f)	203,950	203,950

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (e)(f)(g)	$3	3,230
Total Short-Term Securities (Cost — $ 207,180) — 0.4%		207,180

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Value
Total Investments (Cost — $49,377,364*) — 99.6%	$47,748,194
Other Assets Less Liabilities — 0.4%	172,325

Net Assets — 100.0%	$47,920,519

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Value
Tax cost	$49,457,073

Gross unrealized appreciation	$1,123,941
Gross unrealized depreciation	(2,832,820)

Net unrealized depreciation	$(1,708,879)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

(f)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2016	Net Activity	Shares/Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	203,950	203,950	$203,950	$1,064
BlackRock Premier Government Institutional Fund	15,860	(15,860)	—	—	15
SL Liquidity Series, LLC, Money Market Series	3,553	(323)	$3,230	3,230	56	[1]
Total				$207,180	$1,135

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and otherpayments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
8	MSCI Emerging Markets Mini Index	December 2016	$361,400	$(4,961)

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

8	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$3,498,106	$9,151,134	—	$12,649,240
Hong Kong	364,337	7,707,634	—	8,071,971
India	3,774,490	1,071,320	—	4,845,810
Indonesia	—	1,511,170	—	1,511,170
Malaysia	937,593	579,138	—	1,516,731
Philippines	35,891	698,442	—	734,333
Republic of Korea	—	17,500	—	17,500
Singapore	—	2,076,199	—	2,076,199
South Korea	34,330	7,951,774	—	7,986,104
Taiwan	—	6,912,311	—	6,912,311
Thailand	—	1,219,000	—	1,219,000
Rights	—	645	—	645
Short-Term Securities	203,950	—	—	203,950

Subtotal	$8,848,697	$38,896,267	—	$47,744,964
Investments valued at NAV[1]				3,230

Total				$47,748,194

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,961)	—	—	$(4,961)

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016	9

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

[1] As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$18,000	—	—	$18,000
Foreign currency at value	178,604	—	—	178,604
Liabilities:
Collateral on securities loaned at value	—	$(3,230)	—	(3,230)

Total	$196,604	$(3,230)	—	$193,374

During the period ended October 31, 2016, there were no transfers between levels.

10	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.6%
AGL Energy Ltd.	6,313	$91,965
Alumina Ltd.	41,516	49,897
Amcor Ltd.	10,566	117,934
AMP Ltd.	27,093	93,951
APA Group (a)	10,646	64,341
Aristocrat Leisure Ltd.	6,025	70,148
ASX Ltd.	2,220	79,412
Aurizon Holdings Ltd.	18,411	68,211
AusNet Services	18,104	20,622
Australia & New Zealand Banking Group Ltd.	29,462	622,102
Bank of Queensland Ltd.	2,450	19,441
Bendigo & Adelaide Bank Ltd.	3,472	29,321
BHP Billiton Ltd.	32,995	576,450
Boral Ltd.	5,352	25,571
Brambles Ltd.	19,513	170,842
Caltex Australia Ltd.	2,262	52,653
Challenger Ltd.	4,979	40,646
CIMIC Group Ltd.	1,069	23,989
Coca-Cola Amatil Ltd.	8,032	58,190
Cochlear Ltd.	539	52,370
Commonwealth Bank of Australia	17,439	970,845
Computershare Ltd.	7,242	58,011
Crown Resorts Ltd.	2,629	21,734
CSL Ltd.	4,493	342,841
Dexus Property Group	11,769	79,948
Domino’s Pizza Enterprises Ltd.	517	25,186
DUET Group (a)	27,920	50,547
Flight Centre Travel Group Ltd.	482	12,384
Fortescue Metals Group Ltd.	21,688	91,016
Goodman Group	19,389	99,941
GPT Group	18,738	66,246
Harvey Norman Holdings Ltd.	5,760	22,058
Healthscope Ltd.	18,926	31,748
Incitec Pivot Ltd.	20,268	45,331
Insurance Australia Group Ltd.	23,212	97,045
Lend Lease Group (a)	5,084	52,080
Macquarie Group Ltd.	3,408	206,011
Medibank Pvt Ltd.	26,335	51,593
Mirvac Group	28,091	44,562
National Australia Bank Ltd.	26,815	569,214
Newcrest Mining Ltd.	7,051	123,459
Oil Search Ltd.	14,597	73,169
Orica Ltd.	3,615	44,661
Origin Energy Ltd.	14,479	58,359
Platinum Asset Management Ltd.	1,991	7,540
Qantas Airways Ltd.	4,693	10,906
QBE Insurance Group Ltd.	12,782	96,843
Ramsay Health Care Ltd.	1,442	80,298
REA Group Ltd.	291	11,286
Rio Tinto Ltd.	4,583	189,619
Santos Ltd.	14,615	39,106
Scentre Group	61,972	198,344
Seek Ltd.	4,929	54,743

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	4,595	$71,463
South32 Ltd.	47,333	92,371
Stockland	19,824	66,578
Suncorp Group Ltd.	15,512	140,788
Sydney Airport (a)	13,012	61,856
Tabcorp Holdings Ltd.	6,721	24,693
Tatts Group Ltd.	20,780	64,055
Telstra Corp. Ltd.	40,281	152,340
TPG Telecom Ltd.	2,446	14,026
Transurban Group (a)	22,354	176,385
Treasury Wine Estates Ltd.	9,623	78,450
Vicinity Centres	41,144	89,725
Vocus Communications Ltd.	3,819	16,558
Wesfarmers Ltd.	11,069	344,677
Westfield Corp.	19,195	129,717
Westpac Banking Corp.	34,218	791,289
Woodside Petroleum Ltd.	8,585	183,770
Woolworths Ltd.	13,943	250,224

		9,003,695
Austria — 0.1%
Andritz AG	961	50,246
Erste Group Bank AG (b)	2,816	88,306
OMV AG	1,295	40,417
Raiffeisen Bank International AG (b)	2,054	33,639
Voestalpine AG	792	28,058

		240,666
Belgium — 0.5%
Ageas	1,997	72,957
Anheuser-Busch InBev SA	8,080	927,340
Colruyt SA	810	43,536
Groupe Bruxelles Lambert SA	977	83,990
KBC Group NV (b)	2,832	172,642
Proximus	1,452	41,560
Solvay SA	642	73,646
Telenet Group Holding NV (b)	400	21,416
UCB SA	1,201	81,273
Umicore SA	891	54,157

		1,572,517
Bermuda — 0.0%
Marvell Technology Group Ltd.	4,833	62,974
Canada — 3.5%
Agnico Eagle Mines Ltd.	2,179	110,664
Agrium, Inc.	1,244	114,198
Alimentation Couche Tard, Inc., Class B	4,403	221,184
AltaGas Ltd.	1,443	35,707
ARC Resources Ltd.	3,536	60,027
Atco Ltd. Class I	804	28,185
Bank of Montreal	6,799	432,687

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Bank of Nova Scotia	12,296	$660,774
Barrick Gold Corp.	11,464	201,708
BCE, Inc.	1,717	78,009
BlackBerry Ltd. (b)	2,923	20,637
Bombardier, Inc., Class B (b)	21,867	29,019
Brookfield Asset Management, Inc., Class A	9,202	322,238
CAE, Inc.	2,047	28,752
Cameco Corp.	2,813	21,664
Canadian Imperial Bank of Commerce	3,930	294,464
Canadian National Railway Co.	8,127	510,899
Canadian Natural Resources Ltd.	11,486	364,541
Canadian Pacific Railway Ltd.	1,568	224,147
Canadian Tire Corp. Ltd., Class A	587	57,059
Canadian Utilities Ltd., Class A	958	27,377
CCL Industries, Inc., Class B	278	49,440
Cenovus Energy, Inc.	9,399	135,593
CGI Group, Inc., Class A (b)	2,207	104,830
CI Financial Corp.	2,827	52,017
Constellation Software, Inc.	195	91,350
Crescent Point Energy Corp.	7,219	85,952
Dollarama, Inc.	1,421	106,186
Eldorado Gold Corp. (b)	8,726	27,519
Element Financial Corp.	5,211	50,777
Empire Co. Ltd., Class A	1,259	18,135
Enbridge, Inc.	9,709	419,254
Encana Corp.	13,206	125,926
Fairfax Financial Holdings Ltd.	208	106,528
Finning International, Inc.	1,457	27,113
First Capital Realty, Inc.	1,017	16,218
First Quantum Minerals Ltd.	8,989	85,380
Fortis, Inc.	4,090	134,626
Franco-Nevada Corp.	2,020	132,212
George Weston Ltd.	565	46,041
Gildan Activewear, Inc.	1,975	50,726
Goldcorp, Inc.	8,574	130,211
Great-West Lifeco, Inc.	2,980	74,850
H&R Real Estate Investment Trust	1,261	21,444
Husky Energy, Inc. (b)	4,896	52,672
Hydro One, Ltd. (c)	1,427	26,033
IGM Financial, Inc.	882	23,673
Imperial Oil Ltd.	3,056	99,110
Industrial Alliance Insurance & Financial Services, Inc.	754	29,198
Intact Financial Corp.	1,302	88,508
Inter Pipeline Ltd.	3,522	73,024
Jean Coutu Group PJC, Inc., Class A	1,007	15,165
Keyera Corp.	2,885	86,595
Kinross Gold Corp. (b)	11,493	44,642
Linamar Corp.	414	16,837
Loblaw Cos. Ltd.	2,107	103,960
Magna International, Inc.	3,890	159,712

Common Stocks	Shares	Value
Canada (continued)
Manulife Financial Corp.	20,054	$290,501
Methanex Corp.	632	22,970
Metro, Inc.	2,406	74,370
National Bank of Canada	3,164	112,944
Onex Corp.	873	56,469
Open Text Corp.	1,021	63,393
Pembina Pipeline Corp.	4,392	134,939
Peyto Exploration & Development Corp.	2,379	61,120
Potash Corp. of Saskatchewan, Inc.	8,282	134,668
Power Corp. of Canada	4,214	90,388
Power Financial Corp.	2,724	64,378
PrairieSky Royalty Ltd.	1,717	37,341
Restaurant Brands International, Inc.	2,217	98,561
RioCan Real Estate Investment Trust	1,373	26,696
Rogers Communications, Inc., Class B	4,096	164,781
Royal Bank of Canada	15,107	943,836
Saputo, Inc.	2,543	91,383
Seven Generations Energy Ltd. (b)	2,327	49,618
Shaw Communications, Inc., Class B	5,704	113,034
Silver Wheaton Corp.	4,214	101,541
Smart Real Estate Investment Trust	626	15,611
SNC-Lavalin Group, Inc.	1,379	56,032
Sun Life Financial, Inc.	6,795	227,412
Suncor Energy, Inc.	16,489	494,805
Teck Resources Ltd., Class B	5,225	112,813
TELUS Corp.	2,185	70,748
Thomson Reuters Corp.	3,636	143,293
Toronto-Dominion Bank	19,325	876,850
Tourmaline Oil Corp. (b)	1,797	47,092
TransCanada Corp.	7,766	351,563
Turquoise Hill Resources Ltd. (b)	11,569	35,881
Valeant Pharmaceuticals International, Inc. (b)	3,056	54,545
Veresen, Inc.	1,881	17,039
Vermilion Energy, Inc.	889	34,863
Waste Connections, Inc.	396	29,718
West Fraser Timber Co. Ltd.	709	24,273
Yamana Gold, Inc.	9,349	33,387

		12,114,253
Denmark — 0.6%
A.P. Moeller — Maersk A/S, Class A	45	65,775
A.P. Moeller — Maersk A/S, Class B	60	92,033
Carlsberg A/S, Class B	973	87,662
Chr Hansen Holding A/S	826	49,467
Coloplast A/S, Class B	1,127	78,510

2	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Denmark (continued)
Danske Bank A/S	6,799	$209,742
DSV A/S	2,240	108,460
Genmab A/S (b)	528	86,948
ISS A/S	1,665	65,361
Novo Nordisk A/S, Class B	19,679	701,074
Novozymes A/S, Class B	2,161	80,166
Pandora A/S	1,252	162,829
TDC A/S (b)	9,490	52,323
Tryg A/S	1,039	20,262
Vestas Wind Systems A/S	2,606	208,782
William Demant Holding A/S (b)	1,130	21,026

		2,090,420
Finland — 0.3%
Elisa OYJ	1,067	35,948
Fortum OYJ	5,806	96,780
Kone OYJ, Class B	3,200	147,237
Metso OYJ	1,005	26,351
Neste Oil OYJ	1,226	52,892
Nokia OYJ	63,323	282,697
Nokian Renkaat OYJ	1,183	39,680
Orion OYJ, Class B	1,454	61,888
Sampo OYJ, Class A	4,061	186,051
Stora Enso OYJ, Class R	5,213	49,264
UPM-Kymmene OYJ	5,321	123,774
Wartsila OYJ	1,746	75,452

		1,178,014
France — 3.6%
Accor SA	1,485	56,350
Aeroports de Paris	190	19,191
Air Liquide SA	3,831	389,278
Airbus Group SE	5,913	351,113
Alstom SA (b)	1,173	31,521
ArcelorMittal (b)	17,134	115,774
Arkema SA	715	67,798
AtoS SE	1,039	107,821
AXA SA	20,318	458,421
BNP Paribas SA	10,754	623,552
Bollore SA	7,514	24,738
Bouygues SA	2,591	84,460
Bureau Veritas SA	2,974	56,170
Cap Gemini SA	1,599	132,424
Carrefour SA	6,094	159,717
Casino Guichard-Perrachon SA	496	24,691
Christian Dior SE	558	107,619
Cie Generale des Etablissements Michelin	1,871	202,644
CNP Assurances	1,387	24,020
Compagnie de Saint-Gobain	5,540	245,994
Credit Agricole SA	10,239	110,468
Danone SA	6,367	441,605
Dassault Systemes SA	1,164	92,134

Common Stocks	Shares	Value
France (continued)
Edenred	1,805	$41,774
Eiffage SA	458	33,908
Electricite de France SA	1,940	21,748
Engie SA	15,071	217,350
Essilor International SA	2,087	234,523
Eurazeo	537	30,923
Eutelsat Communications SA	1,683	35,267
Fonciere Des Regions	385	33,647
Gecina SA	544	79,316
Groupe Eurotunnel SE, Registered Shares	3,467	32,449
Hermes International	268	108,568
ICADE	255	18,312
Iliad SA	220	46,120
Imerys SA	272	18,938
Ingenico Group SA	462	36,543
JCDecaux SA	576	17,615
Kering	902	200,126
Klepierre	2,176	88,928
L’Oreal SA	2,622	469,755
Lagardere SCA	1,249	31,808
Legrand SA	2,558	144,519
LVMH Moet Hennessy Louis Vuitton SE	2,887	525,611
Natixis SA	7,523	38,063
Orange SA	21,687	341,216
Pernod Ricard SA	2,228	264,961
Peugeot SA (b)	4,915	73,602
Publicis Groupe SA	2,156	147,901
Remy Cointreau SA	190	15,406
Renault SA	1,980	172,184
Rexel SA	2,633	36,518
Safran SA	3,266	224,738
Sanofi	12,121	943,241
Schneider Electric SE	5,542	372,700
SCOR SE	1,466	47,474
SES SA	3,592	82,638
SFR Group SA	1,035	27,895
Societe BIC SA	206	28,554
Societe Generale SA	8,366	326,337
Sodexo SA	886	102,883
Suez	4,073	64,515
Technip SA	1,318	87,476
Thales SA	1,137	106,975
TOTAL SA	23,055	1,104,448
Unibail-Rodamco SE	1,012	240,213
Valeo SA	2,837	163,709
Veolia Environnement SA	4,416	96,478
Vinci SA	5,410	391,789
Vivendi SA	12,539	253,796
Wendel SA	198	22,779

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
Zodiac Aerospace	1,646	$40,001

		12,213,741
Germany — 3.1%
adidas AG	1,929	316,923
Allianz SE, Registered Shares	4,666	728,382
Axel Springer AG	398	19,939
BASF SE	9,638	850,823
Bayer AG, Registered Shares	8,405	834,529
Bayerische Motoren Werke AG	3,363	293,406
Bayerische Motoren Werke AG, Preference Shares	763	57,931
Beiersdorf AG	1,011	89,129
Brenntag AG	1,531	81,848
Commerzbank AG	11,208	76,329
Continental AG	1,138	218,600
Covestro AG (c)	640	37,899
Daimler AG, Registered Shares	9,650	688,450
Deutsche Bank AG, Registered Shares (b)	13,339	192,904
Deutsche Boerse AG (b)	1,879	146,728
Deutsche Lufthansa AG, Registered Shares	1,873	23,973
Deutsche Post AG, Registered Shares	10,135	314,295
Deutsche Telekom AG, Registered Shares	32,790	534,976
Deutsche Wohnen AG, Bearer Shares	3,303	107,915
E.ON SE	18,186	133,283
Evonik Industries AG	1,551	48,572
Fraport AG Frankfurt Airport Services Worldwide	362	21,488
Fresenius Medical Care AG & Co. KGaA	2,392	194,838
Fresenius SE & Co. KGaA	4,176	308,553
Fuchs Petrolub SE, Preference Shares	501	22,424
GEA Group AG	1,783	69,059
Hannover Rueck SE	645	71,957
HeidelbergCement AG	1,323	125,153
Henkel AG & Co. KGaA	1,133	124,837
Hochtief AG	204	27,856
HUGO BOSS AG	657	41,312
Infineon Technologies AG	12,595	226,525
Innogy SE (b)(c)	1,392	55,278
K+S AG, Registered Shares	2,113	42,788
Lanxess AG	972	62,329
Linde AG	1,967	324,883
MAN SE	249	25,487
Merck KGaA	1,163	119,708
Metro AG	1,558	46,669

Common Stocks	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs AG, Registered Shares	1,746	$339,002
OSRAM Licht AG	1,512	85,877
Porsche Automobil Holding SE, Preference Shares	1,291	69,764
ProSiebenSat.1 Media AG, Registered Shares	2,069	89,170
RWE AG (b)	5,181	82,425
SAP SE	10,238	901,962
Schaeffler AG	2,023	30,668
Siemens AG, Registered Shares	7,970	905,530
Symrise AG	1,653	113,520
Telefonica Deutschland Holding AG	4,778	18,531
ThyssenKrupp AG	3,630	84,227
TUI AG	4,453	56,445
United Internet AG, Registered Shares	1,622	66,688
Volkswagen AG	323	48,283
Vonovia SE	5,314	187,344
Zalando SE (b)(c)	623	27,396

		10,814,810
Hong Kong — 1.3%
AIA Group Ltd.	125,800	791,408
ASM Pacific Technology Ltd.	2,400	23,123
Bank of East Asia Ltd.	13,000	52,259
BOC Hong Kong Holdings Ltd.	34,000	121,185
Cathay Pacific Airways Ltd.	12,000	15,795
Cheung Kong Infrastructure Holdings Ltd.	6,000	49,103
Cheung Kong Property Holdings Ltd.	27,500	203,298
CK Hutchison Holdings Ltd.	29,000	358,093
CLP Holdings Ltd.	16,000	162,640
First Pacific Co. Ltd.	22,000	16,666
Galaxy Entertainment Group Ltd.	22,000	90,082
Hang Lung Properties Ltd.	26,000	57,177
Hang Seng Bank Ltd.	8,800	158,702
Henderson Land Development Co. Ltd.	13,310	78,732
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	23,500	23,274
HKT Trust & HKT Ltd. (a)	27,000	37,111
Hong Kong & China Gas Co. Ltd.	89,940	175,694
Hong Kong Exchanges & Clearing Ltd.	10,814	285,884
Hongkong Land Holdings Ltd.	10,900	72,989
Hysan Development Co. Ltd.	5,000	23,077
Jardine Matheson Holdings Ltd.	2,400	146,184
Kerry Properties Ltd.	2,500	7,916
Li & Fung Ltd.	38,000	18,680
Link REIT	23,500	167,177

4	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Melco Crown Entertainment Ltd. — ADR	2,297	$38,452
MGM China Holdings Ltd.	14,000	23,098
MTR Corp. Ltd.	13,500	74,710
New World Development Co. Ltd.	60,000	74,595
NWS Holdings Ltd.	11,000	19,463
PCCW Ltd.	32,000	19,048
Power Assets Holdings Ltd.	13,000	122,014
Sands China Ltd.	21,600	93,739
Shangri-La Asia Ltd.	16,000	17,573
Sino Land Co. Ltd.	34,000	57,730
SJM Holdings Ltd.	17,000	11,734
Sun Hung Kai Properties Ltd.	17,000	253,149
Swire Pacific Ltd., Class A	5,500	57,166
Swire Properties Ltd.	18,000	51,690
Techtronic Industries Co. Ltd.	12,500	46,964
WH Group Ltd. (c)	81,500	66,006
Wharf Holdings Ltd.	13,000	97,470
Wheelock & Co. Ltd.	11,000	67,695
Wynn Macau Ltd.	14,800	22,674
Yue Yuen Industrial Holdings Ltd.	6,500	24,753

		4,375,972
Ireland — 0.7%
Adient PLC (b)	1,004	45,706
Bank of Ireland (b)	218,179	46,702
CRH PLC	8,389	272,341
DCC PLC	1,063	86,485
Experian PLC	9,294	178,673
James Hardie Industries PLC	4,415	65,712
Kerry Group PLC, Class A	1,581	114,789
Medtronic PLC	14,445	1,184,779
Paddy Power Betfair PLC	876	90,776
Seagate Technology PLC	3,334	114,389
Weatherford International PLC (b)	9,576	46,156
XL Group Ltd.	2,930	101,671

		2,348,179
Israel — 0.2%
Azrieli Group Ltd.	353	15,028
Bank Hapoalim BM	8,682	50,075
Bank Leumi Le-Israel BM (b)	17,440	65,802
Bezeq The Israeli Telecommunication Corp. Ltd.	18,930	34,385
Check Point Software Technologies Ltd. (b)	1,324	111,957
Israel Chemicals Ltd.	3,972	14,115
Mizrahi Tefahot Bank Ltd.	422	5,496
Mobileye NV (b)	1,856	69,006
NICE Ltd.	770	51,111
Taro Pharmaceutical Industries Ltd. (b)	234	23,753

Common Stocks	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries Ltd.	9,614	$401,536

		842,264
Italy — 0.7%
Assicurazioni Generali SpA	12,775	165,019
Atlantia SpA	4,063	99,478
Enel SpA	83,135	357,426
Eni SpA	25,495	369,990
Exor SpA	1,768	75,166
Ferrari NV	1,208	63,601
Intesa Sanpaolo SpA	143,114	330,720
Luxottica Group SpA	1,746	86,938
Mediobanca SpA	4,831	35,389
Poste Italiane SpA (c)	7,200	47,928
Prysmian SpA	2,468	61,373
Saipem SpA (b)	75,921	31,220
Snam SpA	24,621	129,724
Telecom Italia SpA (b)	96,940	84,269
Telecom Italia SpA, Non-Convertible Savings Shares (b)	49,825	35,368
Tenaris SA	4,118	58,244
Terna — Rete Elettrica Nazionale SpA	15,690	76,801
UniCredit SpA	50,192	124,557
Unione di Banche Italiane SCpA	11,385	31,411
UnipolSai SpA	9,911	18,940

		2,283,562
Japan — 8.9%
ABC-Mart, Inc.	300	18,254
Acom Co. Ltd. (b)	2,100	9,663
Aeon Co. Ltd.	6,800	93,974
AEON Financial Service Co. Ltd.	600	10,563
Aeon Mall Co. Ltd.	1,000	14,851
Air Water, Inc.	1,000	18,710
Aisin Seiki Co. Ltd.	2,000	87,855
Ajinomoto Co., Inc.	5,300	117,858
Alfresa Holdings Corp.	1,600	33,814
Alps Electric Co. Ltd.	2,200	52,773
Amada Holdings Co. Ltd.	3,300	37,591
ANA Holdings, Inc.	16,000	44,940
Aozora Bank Ltd.	12,000	39,649
Asahi Glass Co. Ltd.	9,000	62,944
Asahi Group Holdings Ltd.	4,500	160,519
Asahi Kasei Corp.	13,000	117,195
Ashikaga Holdings Co., Ltd.	15,610	55,552
Asics Corp.	1,900	40,545
Astellas Pharma, Inc.	22,000	326,521
Bandai Namco Holdings, Inc.	2,100	62,908
Bank of Kyoto Ltd.	3,000	22,000
Benesse Holdings, Inc.	500	13,101
Bridgestone Corp.	6,800	253,801

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Brother Industries Ltd.	2,700	$49,543
Calbee, Inc.	800	29,025
Canon, Inc.	11,200	321,754
Casio Computer Co. Ltd.	2,800	39,000
Central Japan Railway Co.	1,400	238,065
Chiba Bank Ltd.	5,000	30,924
Chubu Electric Power Co., Inc.	8,100	119,243
Chugai Pharmaceutical Co. Ltd.	2,300	78,379
Chugoku Bank Ltd.	4,900	65,746
Chugoku Electric Power Co., Inc.	2,400	28,083
Concordia Financial Group Ltd.	12,600	58,422
Credit Saison Co. Ltd.	900	15,558
CYBERDYNE, Inc. (b)	1,300	19,508
Dai Nippon Printing Co. Ltd.	5,000	50,151
Dai-ichi Life Insurance Co. Ltd.	10,200	149,542
Daicel Corp.	2,100	27,613
Daiichi Sankyo Co. Ltd.	5,500	132,161
Daikin Industries Ltd.	2,500	239,574
Daito Trust Construction Co. Ltd.	700	117,305
Daiwa House Industry Co. Ltd.	6,400	175,658
Daiwa House REIT Investment Corp.	18	48,801
Daiwa Securities Group, Inc.	15,000	89,553
Denso Corp.	4,800	208,872
Dentsu, Inc.	2,100	104,683
Don Quijote Holdings Co. Ltd.	1,400	53,213
East Japan Railway Co.	3,500	308,100
Eisai Co. Ltd.	2,800	178,438
Electric Power Development Co. Ltd.	1,700	39,588
FamilyMart UNY Holdings Co. Ltd.	800	50,176
FANUC Corp.	2,100	384,484
Fast Retailing Co. Ltd.	500	168,448
Fuji Electric Co. Ltd.	4,000	19,974
Fuji Heavy Industries Ltd.	6,900	269,628
FUJIFILM Holdings Corp.	4,700	177,711
Fujitsu Ltd.	19,000	112,691
Fukuoka Financial Group, Inc.	5,000	21,637
Hachijuni Bank Ltd.	3,000	16,355
Hakuhodo DY Holdings, Inc.	1,600	19,230
Hamamatsu Photonics KK	2,000	60,517
Hankyu Hanshin Holdings, Inc.	2,400	79,460
Hikari Tsushin, Inc.	300	27,539
Hino Motors Ltd.	2,000	21,800
Hirose Electric Co. Ltd.	300	39,586
Hiroshima Bank Ltd.	4,000	17,119
Hisamitsu Pharmaceutical Co., Inc.	500	26,671
Hitachi Chemical Co. Ltd.	1,000	23,377
Hitachi Construction Machinery Co. Ltd.	1,100	23,010
Hitachi High-Technologies Corp.	700	29,194
Hitachi Ltd.	47,000	250,552
Hitachi Metals Ltd.	1,700	21,249

Common Stocks	Shares	Value
Japan (continued)
Hokuriku Electric Power Co.	1,600	$18,174
Honda Motor Co. Ltd.	17,000	508,667
Hoshizaki Corp.	600	54,149
Hoya Corp.	4,600	191,930
Hulic Co. Ltd.	2,100	19,996
Idemitsu Kosan Co. Ltd.	1,100	25,278
IHI Corp. (b)	10,000	26,307
Iida Group Holdings Co. Ltd.	1,300	25,128
Inpex Corp.	9,900	92,355
Isetan Mitsukoshi Holdings Ltd.	3,400	34,362
Isuzu Motors Ltd.	5,100	63,083
ITOCHU Corp.	16,700	210,899
Iyo Bank Ltd.	1,900	11,677
J. Front Retailing Co. Ltd.	1,400	19,273
Japan Airlines Co. Ltd.	1,400	41,317
Japan Airport Terminal Co. Ltd.	600	23,033
Japan Exchange Group, Inc.	5,000	74,239
Japan Post Bank Co. Ltd.	3,700	43,604
Japan Post Holdings Co. Ltd.	3,900	49,644
Japan Prime Realty Investment Corp.	5	21,593
Japan Real Estate Investment Corp.	16	92,653
Japan Retail Fund Investment Corp.	28	63,700
Japan Tobacco, Inc.	11,700	444,835
JFE Holdings, Inc.	6,300	90,295
JGC Corp.	1,600	28,284
JSR Corp.	2,000	30,393
JTEKT Corp.	1,400	20,718
JX Holdings, Inc.	21,800	86,135
Kajima Corp.	9,000	60,692
Kakaku.com, Inc.	1,500	25,201
Kamigumi Co. Ltd.	2,000	17,077
Kaneka Corp.	3,000	24,821
Kansai Electric Power Co., Inc. (b)	9,500	90,823
Kansai Paint Co. Ltd.	1,500	32,235
Kao Corp.	5,300	272,720
Kawasaki Heavy Industries Ltd.	17,000	49,655
KDDI Corp.	18,900	574,431
Keihan Holdings Co. Ltd.	4,000	27,006
Keikyu Corp.	7,000	70,622
Keio Corp.	5,000	41,384
Keisei Electric Railway Co. Ltd.	1,500	36,165
Keyence Corp.	500	366,546
Kikkoman Corp.	3,000	95,440
Kintetsu Group Holdings Co. Ltd.	22,000	88,804
Kirin Holdings Co. Ltd.	9,400	161,602
Kobe Steel Ltd. (b)	2,200	18,155
Koito Manufacturing Co. Ltd.	1,100	57,752
Komatsu Ltd.	9,100	202,558
Konami Holdings Corp.	700	27,645
Konica Minolta, Inc.	5,500	49,264

6	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Kose Corp.	200	$18,246
Kubota Corp.	11,900	191,808
Kuraray Co. Ltd.	4,000	60,642
Kurita Water Industries Ltd.	800	18,933
Kyocera Corp.	3,600	174,920
Kyowa Hakko Kirin Co. Ltd.	1,800	27,465
Kyushu Electric Power Co. Inc.	3,400	30,894
Kyushu Financial Group, Inc.	6,400	42,556
Lawson, Inc.	500	37,992
LIXIL Group Corp.	3,500	80,389
M3, Inc.	1,900	57,819
Mabuchi Motor Co. Ltd.	400	23,252
Makita Corp.	1,200	82,968
Marubeni Corp.	15,800	83,026
Marui Group Co. Ltd.	1,400	19,640
Maruichi Steel Tube Ltd.	500	16,121
Mazda Motor Corp.	5,600	92,869
McDonald’s Holdings Co. Japan Ltd.	700	20,141
Medipal Holdings Corp.	3,800	64,928
Meiji Holdings Co. Ltd.	1,400	139,636
Minebea Co. Ltd.	4,100	41,838
Miraca Holdings, Inc.	400	19,310
Mitsubishi Chemical Holdings Corp.	14,300	93,893
Mitsubishi Corp.	15,900	346,063
Mitsubishi Electric Corp.	19,000	257,054
Mitsubishi Estate Co. Ltd.	12,000	238,498
Mitsubishi Gas Chemical Co., Inc.	2,000	30,781
Mitsubishi Heavy Industries Ltd.	37,000	158,281
Mitsubishi Logistics Corp.	2,000	27,073
Mitsubishi Materials Corp.	800	22,921
Mitsubishi Motors Corp.	7,000	38,860
Mitsubishi Tanabe Pharma Corp.	2,700	52,554
Mitsubishi UFJ Financial Group, Inc.	130,100	671,291
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	32,436
Mitsui & Co. Ltd.	18,000	249,390
Mitsui Chemicals, Inc.	10,000	49,247
Mitsui Fudosan Co. Ltd.	10,000	227,739
Mitsui OSK Lines Ltd.	16,000	40,011
Mixi, Inc.	700	25,717
Mizuho Financial Group, Inc.	252,600	425,316
MS&AD Insurance Group Holdings, Inc.	5,700	169,215
Murata Manufacturing Co. Ltd.	1,900	265,319
Nabtesco Corp.	900	26,880
Nagoya Railroad Co. Ltd.	11,000	58,045
NEC Corp.	24,000	64,177
Nexon Co. Ltd.	1,100	18,725
NGK Insulators Ltd.	2,000	36,709
NGK Spark Plug Co. Ltd.	3,000	59,536

Common Stocks	Shares	Value
Japan (continued)
NH Foods Ltd.	2,000	$47,927
NHK Spring Co. Ltd.	1,500	14,198
Nidec Corp.	2,300	222,548
Nikon Corp.	4,800	72,542
Nintendo Co. Ltd.	1,300	313,378
Nippon Building Fund, Inc.	14	83,191
Nippon Electric Glass Co. Ltd.	4,000	21,760
Nippon Express Co. Ltd.	12,000	59,273
Nippon Paint Holdings Co. Ltd.	1,700	57,803
Nippon Prologis REIT, Inc.	10	22,632
Nippon Steel & Sumitomo Metal Corp.	7,900	156,522
Nippon Telegraph & Telephone Corp.	7,500	332,526
Nippon Yusen KK	10,000	20,465
Nissan Motor Co. Ltd.	24,400	248,209
Nisshin Seifun Group, Inc.	1,500	22,095
Nissin Foods Holdings Co. Ltd.	400	23,152
Nitori Holdings Co. Ltd.	800	95,561
Nitto Denko Corp.	1,700	118,436
NOK Corp.	900	20,282
Nomura Holdings, Inc.	36,700	183,828
Nomura Real Estate Holdings, Inc.	1,000	16,887
Nomura Real Estate Master Fund, Inc.	31	50,319
Nomura Research Institute Ltd.	900	31,216
NSK Ltd.	4,400	48,913
NTT Data Corp.	1,400	72,247
NTT DOCOMO, Inc.	14,000	351,596
Obayashi Corp.	5,400	52,019
Obic Co. Ltd.	400	20,779
Odakyu Electric Railway Co. Ltd.	2,500	51,009
Oji Holdings Corp.	5,000	21,141
Olympus Corp.	2,700	96,243
Omron Corp.	1,800	69,085
Ono Pharmaceutical Co. Ltd.	5,000	126,768
Oracle Corp. Japan	400	21,769
Oriental Land Co. Ltd.	2,500	146,032
ORIX Corp.	15,200	240,865
Osaka Gas Co. Ltd.	21,000	87,343
Otsuka Corp.	400	19,031
Otsuka Holdings Co. Ltd.	4,300	188,193
Panasonic Corp.	22,000	226,949
Park24 Co. Ltd.	700	21,629
Pola Orbis Holdings, Inc.	100	8,321
Rakuten, Inc.	8,400	96,841
Recruit Holdings Co. Ltd.	4,300	172,729
Resona Holdings, Inc.	22,700	100,617
Ricoh Co. Ltd.	5,000	40,751
Rinnai Corp.	600	57,640
Rohm Co. Ltd.	600	31,539
Ryohin Keikaku Co. Ltd.	200	42,721
Sankyo Co. Ltd.	500	17,615

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Santen Pharmaceutical Co. Ltd.	2,700	$39,372
SBI Holdings, Inc.	1,700	20,195
Secom Co. Ltd.	2,000	144,278
Sega Sammy Holdings, Inc.	1,900	28,055
Seibu Holdings, Inc.	1,600	27,683
Seiko Epson Corp.	3,200	64,857
Sekisui Chemical Co. Ltd.	3,700	58,270
Sekisui House Ltd.	6,000	99,142
Seven & i Holdings Co. Ltd.	7,900	329,741
Seven Bank Ltd.	2,700	8,300
Sharp Corp. (b)	17,000	29,496
Shikoku Electric Power Co., Inc. (b)	1,400	13,165
Shimadzu Corp.	2,000	29,101
Shimamura Co. Ltd.	300	38,404
Shimano, Inc.	700	119,686
Shimizu Corp.	5,000	44,438
Shin-Etsu Chemical Co. Ltd.	4,200	318,450
Shinsei Bank Ltd.	21,000	33,952
Shionogi & Co. Ltd.	2,800	137,894
Shiseido Co. Ltd.	3,500	90,279
Shizuoka Bank Ltd.	6,000	50,637
Showa Shell Sekiyu KK	1,400	13,044
SMC Corp.	700	202,913
Softbank Group Corp.	9,800	617,215
Sohgo Security Services Co. Ltd.	500	22,772
Sompo Japan Nipponkoa Holdings, Inc.	3,400	110,013
Sony Corp.	13,200	416,041
Sony Financial Holdings, Inc.	700	9,831
Stanley Electric Co. Ltd.	1,100	30,288
Start Today Co. Ltd.	1,800	31,543
Sumitomo Chemical Co. Ltd.	17,000	80,399
Sumitomo Corp.	13,700	157,504
Sumitomo Dainippon Pharma Co. Ltd.	1,500	25,979
Sumitomo Electric Industries Ltd.	7,200	106,369
Sumitomo Heavy Industries Ltd.	4,000	21,058
Sumitomo Metal Mining Co. Ltd.	5,000	64,974
Sumitomo Mitsui Financial Group, Inc.	13,500	468,067
Sumitomo Mitsui Trust Holdings, Inc.	3,100	104,603
Sumitomo Realty & Development Co. Ltd.	5,000	131,429
Sumitomo Rubber Industries Ltd.	1,400	23,487
Sundrug Co. Ltd.	400	31,465
Suntory Beverage & Food Ltd.	1,300	56,842
Suruga Bank Ltd.	1,200	29,295
Suzuken Co. Ltd.	900	28,907
Suzuki Motor Corp.	3,600	128,363
Sysmex Corp.	1,600	110,883
T&D Holdings, Inc.	6,200	74,976
Taiheiyo Cement Corp.	12,000	34,367

Common Stocks	Shares	Value
Japan (continued)
Taisei Corp.	9,000	$67,455
Taisho Pharmaceutical Holdings Co. Ltd.	300	29,265
Taiyo Nippon Sanso Corp.	1,800	18,920
Takashimaya Co. Ltd.	5,000	40,780
Takeda Pharmaceutical Co. Ltd.	7,700	344,382
TDK Corp.	1,100	75,950
Teijin Ltd.	2,000	38,643
Terumo Corp.	3,300	127,617
THK Co. Ltd.	1,000	21,114
Tobu Railway Co. Ltd.	8,000	39,276
Toho Co. Ltd.	1,400	42,003
Toho Gas Co. Ltd.	3,000	27,820
Tohoku Electric Power Co., Inc.	4,100	50,233
Tokio Marine Holdings, Inc.	7,300	287,937
Tokyo Electric Power Co. Holdings, Inc. (b)	15,100	58,506
Tokyo Electron Ltd.	1,600	144,328
Tokyo Gas Co. Ltd.	26,000	117,974
Tokyo Tatemono Co. Ltd.	1,600	20,325
Tokyu Corp.	9,000	67,378
Tokyu Fudosan Holdings Corp.	3,700	20,855
TonenGeneral Sekiyu KK	3,000	29,540
Toppan Printing Co. Ltd.	6,000	56,424
Toray Industries, Inc.	14,000	130,297
Toshiba Corp. (b)	39,000	141,212
Toto Ltd.	1,400	55,931
Toyo Seikan Kaisha Ltd.	1,400	25,823
Toyo Suisan Kaisha Ltd.	1,300	52,668
Toyoda Gosei Co. Ltd.	700	16,040
Toyota Industries Corp.	1,500	68,825
Toyota Motor Corp.	27,400	1,589,384
Toyota Tsusho Corp.	2,000	47,217
Trend Micro, Inc.	1,400	49,300
Tsuruha Holdings, Inc.	300	34,615
Unicharm Corp.	3,800	90,361
United Urban Investment Corp.	36	60,877
USS Co. Ltd.	3,300	55,811
West Japan Railway Co.	1,800	110,838
Yahoo! Japan Corp.	12,300	47,183
Yakult Honsha Co. Ltd.	600	27,974
Yamada Denki Co. Ltd.	5,400	27,913
Yamaguchi Financial Group, Inc.	2,000	22,049
Yamaha Corp.	1,800	64,313
Yamaha Motor Co. Ltd.	2,900	64,424
Yamato Holdings Co. Ltd.	3,600	82,019
Yamazaki Baking Co. Ltd.	1,000	22,422
Yaskawa Electric Corp.	2,500	39,885
Yokogawa Electric Corp.	1,600	22,475
Yokohama Rubber Co. Ltd.	1,000	17,363

		30,623,035

8	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Luxembourg — 0.0%
RTL Group SA	260	$20,376
Mexico — 0.0%
Fresnillo PLC	1,783	35,873
Netherlands — 1.8%
ABN AMRO Group NV CVA (c)	2,857	65,939
Aegon NV	19,232	83,196
AerCap Holdings NV (b)	1,361	55,951
Akzo Nobel NV	2,518	162,691
Altice NV Class A (b)	3,617	66,712
Altice NV Class B (b)	2,261	42,092
ASML Holding NV	3,639	384,984
CNH Industrial NV	10,181	79,042
Core Laboratories NV	474	45,964
Gemalto NV	766	41,618
Heineken Holding NV	991	76,249
Heineken NV	2,470	203,449
ING Groep NV	39,675	520,814
Koninklijke Ahold Delhaize NV	13,048	297,656
Koninklijke Boskalis Westminster NV	537	17,319
Koninklijke DSM NV	1,650	106,053
Koninklijke KPN NV	39,299	128,144
Koninklijke Philips NV	10,250	308,855
Koninklijke Vopak NV	563	28,416
NN Group NV	2,805	84,494
NXP Semiconductor NV (b)	3,268	326,800
OCI NV (b)	879	12,201
QIAGEN NV (b)	2,041	49,918
Randstad Holding NV	1,066	54,827
Royal Dutch Shell PLC, Class A	44,227	1,101,564
Royal Dutch Shell PLC, Class B	38,807	1,000,930
Sensata Technologies Holding NV (b)	1,475	52,702
Unilever NV CVA	17,180	718,570
Wolters Kluwer NV	3,210	124,131

		6,241,281
New Zealand — 0.1%
Auckland International Airport Ltd.	12,237	57,631
Contact Energy Ltd.	5,689	19,344
Fletcher Building Ltd.	8,290	61,413
Mercury NZ Ltd.	7,580	16,547
Meridian Energy Ltd.	9,623	17,687
Ryman Healthcare Ltd.	3,091	19,618
Spark New Zealand Ltd.	20,014	52,344

		244,584
Norway — 0.2%
DNB ASA	8,873	128,274
Gjensidige Forsikring ASA	3,186	57,084
Marine Harvest ASA (b)	3,057	55,473
Norsk Hydro ASA	12,423	55,540

Common Stocks	Shares	Value
Norway (continued)
Orkla ASA	7,597	$71,734
Schibsted ASA, Class A	1,912	45,826
Schibsted ASA, Class B	808	18,204
Statoil ASA	11,415	186,362
Telenor ASA	8,552	136,018
Yara International ASA	1,796	63,442

		817,957
Portugal — 0.0%
EDP — Energias de Portugal SA	17,442	57,650
Galp Energia SGPS SA	4,087	55,413
Jeronimo Martins SGPS SA	2,237	38,439

		151,502
Singapore — 0.6%
Ascendas Real Estate Investment Trust	27,497	46,859
Broadcom Ltd.	3,996	680,439
CapitaLand Commercial Trust Ltd.	18,700	21,161
CapitaLand Ltd.	22,700	50,347
CapitaLand Mall Trust	33,000	49,175
City Developments Ltd.	7,000	42,621
ComfortDelGro Corp. Ltd.	17,600	32,089
DBS Group Holdings Ltd.	19,400	209,107
Genting Singapore PLC	42,900	22,956
Global Logistic Properties Ltd.	25,600	32,575
Golden Agri-Resources Ltd.	65,200	18,004
Hutchison Port Holdings Trust	104,400	46,375
Jardine Cycle & Carriage Ltd.	900	27,254
Keppel Corp. Ltd.	12,400	46,892
Noble Group Ltd. (b)	64,800	7,705
Oversea-Chinese Banking Corp. Ltd.	29,500	179,718
SembCorp Industries Ltd.	9,300	16,841
SembCorp Marine Ltd. (d)	10,500	9,736
Singapore Airlines Ltd.	5,600	40,751
Singapore Exchange Ltd.	4,400	22,418
Singapore Press Holdings Ltd.	2,000	5,345
Singapore Technologies Engineering Ltd.	25,100	56,429
Singapore Telecommunications Ltd.	79,900	222,675
StarHub Ltd.	6,700	16,264
Suntec Real Estate Investment Trust	35,000	42,273
United Overseas Bank Ltd.	12,776	172,356
UOL Group Ltd.	4,200	17,082
Wilmar International Ltd.	20,300	48,194
Yangzijiang Shipbuilding Holdings Ltd.	31,000	16,573

		2,200,214

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Spain — 1.2%
Abertis Infraestructuras SA	6,142	$91,040
ACS Actividades de Construccion y Servicios SA	2,693	82,375
Aena SA (c)	683	100,084
Amadeus IT Group SA	5,101	240,072
Banco Bilbao Vizcaya Argentaria SA	68,588	493,744
Banco de Sabadell SA	55,655	74,312
Banco Popular Espanol SA	35,333	38,659
Banco Santander SA	152,360	746,568
Bankia SA	39,166	34,409
Bankinter SA	6,680	51,058
CaixaBank SA	41,694	125,807
Distribuidora Internacional de Alimentacion SA	7,093	37,884
Enagas SA	365	10,463
Endesa SA	3,615	76,731
Ferrovial SA	4,838	93,992
Gas Natural SDG SA	3,368	66,297
Grifols SA	2,698	53,238
Iberdrola SA	53,895	366,780
Industria de Diseno Textil SA	11,634	405,938
International Consolidated Airlines Group SA	7,342	38,906
Mapfre SA	14,471	42,927
Red Electrica Corp. SA	1,477	30,769
Repsol SA	10,530	147,025
Telefonica SA	46,927	476,807
Zardoya Otis SA	1,808	15,227

		3,941,112
Sweden — 1.0%
Alfa Laval AB	3,766	54,030
Assa Abloy AB, Class B	9,221	167,577
Atlas Copco AB, A Shares	6,881	201,579
Atlas Copco AB, B Shares	4,390	114,669
Autoliv, Inc.	811	78,489
Boliden AB	2,858	66,238
Electrolux AB, Class B	2,142	50,698
Getinge AB, Class B	2,556	41,856
Hennes & Mauritz AB, Class B	9,984	280,777
Hexagon AB, Class B	2,653	92,834
Husqvarna AB, Class B	3,673	27,614
ICA Gruppen AB	579	17,975
Industrivarden AB, Class C	1,356	24,185
Investor AB, Class B	4,237	150,466
Kinnevik AB	2,028	51,271
Lundin Petroleum AB (b)	1,782	32,032
Millicom International Cellular SA	776	34,095
Nordea Bank AB	32,390	340,391
Sandvik AB	9,756	110,842
Securitas AB, Class B	4,304	66,427

Common Stocks	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	14,468	$145,930
Skanska AB, Class B	3,013	65,432
SKF AB, Class B	4,125	69,869
Svenska Cellulosa AB, B Shares	6,981	197,721
Svenska Handelsbanken AB, Class A	16,051	218,825
Swedbank AB, Class A	9,755	228,259
Swedish Match AB	2,064	71,827
Tele2 AB, Class B	2,152	17,770
Telefonaktiebolaget LM Ericsson, Class B	33,366	161,854
TeliaSonera AB	24,425	97,574
Volvo AB, Class B	18,158	194,761

		3,473,867
Switzerland — 3.4%
ABB Ltd., Registered Shares (b)	20,572	424,409
Actelion Ltd., Registered Shares (b)	1,209	174,695
Adecco SA, Registered Shares	1,616	95,958
Aryzta AG (b)	1,310	57,563
Baloise Holding AG, Registered Shares	609	74,925
Barry Callebaut AG, Registered Shares (b)	20	24,906
Cie Financiere Richemont SA, Registered Shares	5,471	351,730
Coca-Cola HBC AG (b)	1,204	25,982
Credit Suisse Group AG, Registered Shares (b)	20,134	280,925
Dufry AG (b)	417	50,731
EMS-Chemie Holding AG, Registered Shares	102	51,198
Galenica AG	35	35,092
Geberit AG, Registered Shares	420	177,563
Givaudan SA, Registered Shares	103	199,209
Glencore PLC (b)	132,059	404,247
Julius Baer Group Ltd. (b)	2,239	90,638
Kuehne & Nagel International AG, Registered Shares	443	60,045
LafargeHolcim Ltd. (b)	5,006	267,024
Lindt & Spruengli AG	8	41,542
Lindt & Spruengli AG, Registered Shares	1	62,048
Lonza Group AG, Registered Shares (b)	525	99,068
Nestle SA, Registered Shares	32,755	2,375,192
Novartis AG, Registered Shares	22,965	1,629,771
Pargesa Holding SA, Bearer Shares	334	22,421
Partners Group Holding AG	214	108,335
Roche Holding AG	7,218	1,657,841
Schindler Holding AG, Participation Certificates	437	81,185

10	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Schindler Holding AG, Registered Shares	144	$26,656
SGS SA, Registered Shares	50	101,205
Sika AG, Bearer Shares	22	105,742
Sonova Holding AG, Registered Shares	512	68,666
STMicroelectronics NV	5,403	51,280
Swatch Group AG, Bearer Shares	309	92,934
Swatch Group AG, Registered Shares	352	20,292
Swiss Life Holding AG, Registered Shares (b)	318	84,153
Swiss Prime Site AG, Registered Shares (b)	626	51,920
Swiss Re AG	3,705	343,867
Swisscom AG, Registered Shares	245	111,995
Syngenta AG, Registered Shares	920	368,153
TE Connectivity Ltd.	3,846	241,798
UBS Group AG, Registered Shares	37,199	525,907
Zurich Insurance Group AG (b)	1,549	405,461

		11,524,272
United Arab Emirates — 0.0%
Mediclinic International PLC	3,047	33,786
United Kingdom — 6.0%
3i Group PLC	7,623	62,487
Aberdeen Asset Management PLC	10,586	41,409
Admiral Group PLC	1,803	42,243
Aggreko PLC	1,748	17,091
Anglo American PLC (b)	15,629	216,918
Antofagasta PLC	4,892	32,537
Ashtead Group PLC	5,213	81,226
Associated British Foods PLC	3,509	105,547
AstraZeneca PLC	13,270	743,055
Auto Trader Group PLC (c)	9,127	41,815
Aviva PLC	40,454	219,211
Babcock International Group PLC	3,103	37,509
BAE Systems PLC	32,973	218,471
Barclays PLC	181,862	421,339
Barratt Developments PLC	14,586	80,886
Berkeley Group Holdings PLC	1,444	41,647
BHP Billiton PLC	21,957	330,169
BP PLC	193,619	1,144,618
British American Tobacco PLC	19,286	1,105,337
British Land Co. PLC	7,180	51,404
BT Group PLC	83,058	381,239
Bunzl PLC	4,094	109,913
Burberry Group PLC	5,493	99,067
Capita PLC	5,414	38,753
Carnival PLC	2,248	108,428
Centrica PLC	50,441	132,118
Cobham PLC	15,416	26,897
Coca-Cola European Partners PLC	2,243	86,322

Common Stocks	Shares	Value
United Kingdom (continued)
Compass Group PLC	17,933	$324,485
Croda International PLC	1,507	64,447
Delphi Automotive PLC	2,996	194,950
Diageo PLC	25,489	678,429
Direct Line Insurance Group PLC	14,001	59,232
Dixons Carphone PLC	7,739	29,753
easyJet PLC	1,336	15,321
Fiat Chrysler Automobiles NV	8,274	60,656
G4S PLC	11,940	32,072
GKN PLC	14,533	56,676
GlaxoSmithKline PLC	50,878	1,005,061
Hammerson PLC	8,380	56,377
Hargreaves Lansdown PLC	3,139	44,501
Hikma Pharmaceuticals PLC	1,324	28,398
HSBC Holdings PLC	203,540	1,532,888
ICAP PLC	5,685	33,709
IHS Markit, Ltd. (b)	4,047	148,889
IMI PLC	1,813	22,022
Imperial Brands PLC	9,815	474,769
Inmarsat PLC	3,662	31,413
InterContinental Hotels Group PLC	2,218	85,989
Intertek Group PLC	1,367	57,034
Intu Properties PLC	6,350	21,401
Investec PLC	7,068	43,865
ITV PLC	40,042	83,477
J. Sainsbury PLC	11,914	36,529
Johnson Matthey PLC	1,915	79,823
Kingfisher PLC	21,365	94,378
Land Securities Group PLC	8,038	98,149
Legal & General Group PLC	61,475	157,269
Liberty Global PLC, Class A (b)	2,659	86,683
Liberty Global PLC, Class C (b)	6,910	219,738
Liberty Global PLC LiLAC, Class C (b)	729	20,150
Lloyds Banking Group PLC	679,986	474,850
London Stock Exchange Group PLC	3,154	108,335
Marks & Spencer Group PLC	20,912	87,010
Meggitt PLC	7,666	40,783
Merlin Entertainments PLC (c)	7,685	43,311
Mondi PLC	3,822	74,588
National Grid PLC	38,109	495,713
Next PLC	1,183	69,600
Old Mutual PLC	45,362	111,588
Pearson PLC	8,227	76,111
Pentair PLC	1,571	86,609
Persimmon PLC	2,846	58,912
Petrofac Ltd.	2,236	22,021
Provident Financial PLC	1,316	47,442
Prudential PLC	26,563	433,478
Randgold Resources Ltd.	940	83,478
Reckitt Benckiser Group PLC	6,546	585,608
RELX NV	9,414	158,744
RELX PLC	12,228	218,271

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	12,761	$443,768
Rolls-Royce Holdings PLC (b)	837,681	159,212
Royal Bank of Scotland Group PLC (b)	45,280	104,638
Royal Mail PLC	10,324	61,939
RSA Insurance Group PLC	11,778	79,521
Sage Group PLC	10,698	94,388
Schroders PLC	1,572	54,108
Segro PLC	8,485	45,446
Severn Trent PLC	2,385	67,892
Shire PLC	9,302	525,216
Sky PLC	8,974	89,715
Smith & Nephew PLC	8,504	122,937
Smiths Group PLC	3,405	59,002
SSE PLC	10,550	205,124
St. James’s Place PLC	5,787	66,833
Standard Chartered PLC (b)	34,815	302,748
Standard Life PLC	23,358	96,391
Tate & Lyle PLC	5,376	51,271
Taylor Wimpey PLC	28,264	48,946
Tesco PLC (b)	88,530	228,025
Travis Perkins PLC	2,108	34,296
Unilever PLC	13,235	552,551
United Utilities Group PLC	8,099	93,097
Vodafone Group PLC	270,313	742,367
Weir Group PLC	2,349	48,795
Whitbread PLC	1,958	86,495
William Hill PLC	10,334	37,383
Willis Towers Watson PLC	1,242	156,368
WM Morrison Supermarkets PLC	27,049	74,879
Wolseley PLC	2,445	126,821
Worldpay Group PLC (c)	14,816	51,492
WPP PLC	13,092	284,267

		20,468,572
United States — 56.5%
3M Co.	6,318	1,044,365
Abbott Laboratories	14,819	581,498
AbbVie, Inc.	16,903	942,849
Accenture PLC, Class A	6,365	739,868
Activision Blizzard, Inc.	5,778	249,436
Acuity Brands, Inc.	431	96,359
Adobe Systems, Inc. (b)	5,093	547,548
Advance Auto Parts, Inc.	695	97,356
AES Corp.	7,348	86,486
Aetna, Inc.	3,513	377,121
Affiliated Managers Group, Inc. (b)	451	59,830
Aflac, Inc.	4,333	298,414
AGCO Corp.	471	24,059
Agilent Technologies, Inc.	3,113	135,633
AGNC Investment Corp.	2,465	49,448
Air Products & Chemicals, Inc.	2,229	297,393
Akamai Technologies, Inc. (b)	1,699	118,030

Common Stocks	Shares	Value
United States (continued)
Albemarle Corp.	1,108	$92,573
Alexandria Real Estate Equities, Inc.	885	95,412
Alexion Pharmaceuticals, Inc. (b)	2,418	315,549
Alkermes PLC (b)	1,449	73,044
Alleghany Corp. (b)	112	57,816
Allergan PLC (b)	4,018	839,521
Alliance Data Systems Corp. (b)	548	112,050
Alliant Energy Corp.	2,224	84,623
Allstate Corp.	4,019	272,890
Ally Financial, Inc.	4,384	79,219
Alnylam Pharmaceuticals, Inc. (b)	697	24,813
Alphabet, Inc., Class A (b)	3,017	2,443,468
Alphabet, Inc., Class C (b)	3,175	2,490,914
Altria Group, Inc.	20,130	1,330,996
Amazon.com, Inc. (b)	4,120	3,254,058
AMERCO, Inc.	58	18,699
Ameren Corp.	2,296	114,685
American Airlines Group, Inc.	1,624	65,934
American Electric Power Co., Inc.	5,213	338,011
American Express Co.	8,500	564,570
American International Group, Inc.	11,563	713,437
American Tower Corp.	4,421	518,097
American Water Works Co., Inc.	1,799	133,198
Ameriprise Financial, Inc.	1,545	136,563
AmerisourceBergen Corp.	1,778	125,029
AMETEK, Inc.	2,174	95,873
Amgen, Inc.	7,742	1,092,861
Amphenol Corp., Class A	3,392	223,635
Anadarko Petroleum Corp.	5,605	333,161
Analog Devices, Inc.	3,305	211,850
Annaly Capital Management, Inc.	7,897	81,813
ANSYS, Inc. (b)	1,057	96,557
Antero Resources Corp. (b)	1,468	38,858
Anthem, Inc.	2,701	329,144
AO Smith Corp.	1,196	54,023
Aon PLC	2,759	305,780
Apache Corp.	3,728	221,741
Apple, Inc.	56,271	6,389,009
Applied Materials, Inc.	11,635	338,346
Aramark	2,312	86,076
Arch Capital Group Ltd. (b)	1,190	92,784
Archer-Daniels-Midland Co.	5,797	252,575
Arconic, Inc. (b)	4,057	116,517
Arrow Electronics, Inc. (b)	859	52,502
Arthur J Gallagher & Co.	1,721	83,004
Ashland Global Holdings, Inc.	537	59,999
Assurant, Inc.	500	40,260
AT&T, Inc.	63,247	2,326,857
Atmos Energy Corp.	1,082	80,490
Autodesk, Inc. (b)	1,886	136,320
Automatic Data Processing, Inc.	4,785	416,582
AutoNation, Inc. (b)	571	25,050

12	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
AutoZone, Inc. (b)	285	$211,516
AvalonBay Communities, Inc.	1,470	251,635
Avery Dennison Corp.	1,090	76,071
Avnet, Inc.	1,174	49,249
Axalta Coating Systems Ltd. (b)	1,699	42,679
Axis Capital Holdings Ltd.	741	42,215
B/E Aerospace, Inc.	1,136	67,615
Baker Hughes, Inc.	4,149	229,855
Ball Corp.	1,616	124,545
Bank of America Corp.	106,101	1,750,666
Bank of New York Mellon Corp.	11,187	484,061
Baxter International, Inc.	4,780	227,480
BB&T Corp.	8,207	321,714
Becton Dickinson & Co.	2,144	359,999
Bed Bath & Beyond, Inc.	1,405	56,790
Berkshire Hathaway, Inc., Class B (b)	12,278	1,771,715
Best Buy Co., Inc.	3,322	129,259
Biogen, Inc. (b)	2,250	630,405
BioMarin Pharmaceutical, Inc. (b)	1,802	145,097
BlackRock, Inc. (e)	1,168	398,568
Boeing Co.	6,118	871,387
BorgWarner, Inc.	1,844	66,089
Boston Properties, Inc.	1,615	194,575
Boston Scientific Corp. (b)	13,751	302,522
Bristol-Myers Squibb Co.	17,454	888,583
Brixmor Property Group, Inc.	2,867	72,879
Broadridge Financial Solutions, Inc.	1,406	90,912
Brown-Forman Corp., Class B	2,208	101,943
Bunge Ltd.	1,220	75,652
C.H. Robinson Worldwide, Inc.	1,413	96,254
C.R. Bard, Inc.	812	175,944
CA, Inc.	3,370	103,594
Cabot Oil & Gas Corp.	4,162	86,903
Cadence Design Systems, Inc. (b)	3,742	95,720
Calpine Corp. (b)	3,625	43,138
Camden Property Trust	916	74,599
Campbell Soup Co.	1,803	97,975
Capital One Financial Corp.	5,457	404,036
Cardinal Health, Inc.	3,518	241,651
CarMax, Inc. (b)	1,924	96,085
Carnival Corp.	3,752	184,223
Caterpillar, Inc.	6,004	501,094
CBRE Group, Inc., Class A (b)	2,894	74,549
CBS Corp., Class B	4,552	257,734
CDK Global, Inc.	1,131	61,764
CDW Corp.	1,577	70,823
Celanese Corp., Series A	1,490	108,651
Celgene Corp. (b)	7,877	804,872
Centene Corp. (b)	1,765	110,277
CenterPoint Energy, Inc.	3,908	89,102
CenturyLink, Inc.	6,171	164,025

Common Stocks	Shares	Value
United States (continued)
Cerner Corp. (b)	2,921	$171,112
CF Industries Holdings, Inc.	2,464	59,161
Charles Schwab Corp.	12,248	388,262
Charter Communications, Inc., Class A (b)	2,237	559,004
Cheniere Energy, Inc. (b)	2,124	80,075
Chevron Corp.	19,362	2,028,169
Chipotle Mexican Grill, Inc. (b)	265	95,601
Chubb Ltd.	4,819	612,013
Church & Dwight Co., Inc.	2,386	115,148
Cigna Corp.	2,570	305,393
Cimarex Energy Co.	932	120,349
Cincinnati Financial Corp.	1,864	131,934
Cintas Corp.	1,042	111,150
Cisco Systems, Inc.	51,672	1,585,297
CIT Group, Inc.	2,080	75,566
Citigroup, Inc.	30,151	1,481,922
Citizens Financial Group, Inc.	5,344	140,761
Citrix Systems, Inc. (b)	1,449	122,875
Clorox Co.	1,220	146,424
CME Group, Inc.	3,342	334,534
CMS Energy Corp.	2,644	111,445
Coach, Inc.	2,666	95,683
Coca-Cola Co.	42,286	1,792,926
Cognizant Technology Solutions Corp., Class A (b)	6,448	331,105
Colgate-Palmolive Co.	8,644	616,836
Comcast Corp., Class A	25,011	1,546,180
Comerica, Inc.	1,792	93,345
ConAgra Foods, Inc.	4,086	196,863
Concho Resources, Inc. (b)	1,372	174,162
ConocoPhillips	13,012	565,371
Consolidated Edison, Inc.	3,348	252,941
Constellation Brands, Inc., Class A	1,820	304,158
Continental Resources, Inc. (b)	829	40,546
Cooper Cos., Inc.	488	85,908
Corning, Inc.	11,532	261,892
Costco Wholesale Corp.	4,477	662,014
Coty, Inc., Class A (b)	4,862	111,777
Crown Castle International Corp.	3,313	301,450
Crown Holdings, Inc. (b)	1,436	77,903
CSX Corp.	10,088	307,785
Cummins, Inc.	1,777	227,136
CVS Health Corp.	10,925	918,792
D.R. Horton, Inc.	3,314	95,543
Danaher Corp.	6,540	513,717
Darden Restaurants, Inc.	1,203	77,942
DaVita, Inc. (b)	1,553	91,037
Deere & Co.	2,843	251,037
Dell Technologies, Inc. — VMware, Inc., Class V Class V (b)	2,071	101,665
Delta Air Lines, Inc.	2,380	99,413
DENTSPLY SIRONA, Inc.	2,267	130,511

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Devon Energy Corp.	4,618	$174,976
Dick’s Sporting Goods, Inc.	987	54,927
Digital Realty Trust, Inc.	1,627	152,011
Discover Financial Services	4,063	228,869
Discovery Communications, Inc., Class A (b)	1,706	44,544
Discovery Communications, Inc., Class C (b)	2,192	55,041
DISH Network Corp., Class A (b)	2,087	122,215
Dollar General Corp.	3,163	218,532
Dollar Tree, Inc. (b)	2,313	174,747
Dominion Resources, Inc.	6,476	486,995
Domino’s Pizza, Inc.	622	105,267
Dover Corp.	1,535	102,676
Dow Chemical Co.	11,548	621,398
Dr. Pepper Snapple Group, Inc.	2,051	180,057
DTE Energy Co.	1,979	190,004
Duke Energy Corp.	7,093	567,582
Duke Realty Corp.	3,407	89,093
Dun & Bradstreet Corp.	306	38,204
E*Trade Financial Corp. (b)	2,940	82,790
E.I. du Pont de Nemours & Co.	9,015	620,142
Eastman Chemical Co.	1,467	105,492
Eaton Corp. PLC	4,902	312,601
Eaton Vance Corp.	1,566	54,904
eBay, Inc. (b)	11,316	322,619
Ecolab, Inc.	2,772	316,479
Edgewell Personal Care Co. (b)	456	34,382
Edison International	3,546	260,560
Edwards Lifesciences Corp. (b)	2,233	212,626
Electronic Arts, Inc. (b)	3,205	251,657
Eli Lilly & Co.	10,051	742,166
Emerson Electric Co.	6,721	340,620
Endo International PLC (b)	1,958	36,713
Entergy Corp.	2,207	162,612
Envision Healthcare Holdings, Inc. (b)	2,121	41,953
EOG Resources, Inc.	5,792	523,713
EQT Corp.	1,948	128,568
Equifax, Inc.	1,434	177,773
Equinix, Inc.	677	241,879
Equity Residential	3,283	202,725
Essex Property Trust, Inc.	716	153,288
Estee Lauder Cos., Inc., Class A	2,397	208,851
Everest Re Group Ltd.	310	63,091
Eversource Energy	3,587	197,500
Exelon Corp.	9,065	308,845
Expedia, Inc.	1,363	176,140
Expeditors International of Washington, Inc.	2,100	108,087
Express Scripts Holding Co. (b)	6,524	439,718
Extra Space Storage, Inc.	1,105	80,831
Exxon Mobil Corp.	42,599	3,549,349

Common Stocks	Shares	Value
United States (continued)
F5 Networks, Inc. (b)	593	$81,959
Facebook, Inc., Class A (b)	23,750	3,111,012
Fastenal Co.	3,355	130,778
Federal Realty Investment Trust	659	95,707
FedEx Corp.	2,629	458,287
Fidelity National Information Services, Inc.	3,041	224,791
Fifth Third Bancorp	8,671	188,681
First Republic Bank	1,399	104,128
FirstEnergy Corp.	4,699	161,129
Fiserv, Inc. (b)	2,244	220,989
FleetCor Technologies, Inc. (b)	1,043	182,838
Flextronics International Ltd. (b)	4,673	66,310
FLIR Systems, Inc.	1,512	49,775
Flowserve Corp.	1,663	70,428
Fluor Corp.	1,605	83,444
FMC Corp.	1,201	56,315
FMC Technologies, Inc. (b)	2,398	77,383
FNF Group	2,252	80,869
Foot Locker, Inc.	1,398	93,344
Ford Motor Co.	38,270	449,290
Fortinet, Inc. (b)	1,078	34,561
Fortive Corp.	2,932	149,679
Fortune Brands Home & Security, Inc.	1,531	83,639
Franklin Resources, Inc.	3,516	118,349
Freeport-McMoRan, Inc.	10,839	121,180
Frontier Communications Corp.	15,469	62,185
Gap, Inc.	2,622	72,341
Garmin Ltd.	850	41,106
Gartner, Inc. (b)	821	70,639
General Dynamics Corp.	2,612	393,733
General Electric Co.	94,470	2,749,077
General Growth Properties, Inc.	6,633	165,493
General Mills, Inc.	6,224	385,764
General Motors Co.	13,846	437,534
Genuine Parts Co.	1,409	127,641
Gilead Sciences, Inc.	13,827	1,018,082
Global Payments, Inc.	1,364	98,917
Goldman Sachs Group, Inc.	3,869	689,611
Goodyear Tire & Rubber Co.	2,766	80,297
H&R Block, Inc.	1,719	39,485
Halliburton Co.	9,202	423,292
Hanesbrands, Inc.	3,736	96,015
Harley-Davidson, Inc.	1,697	96,763
Harman International Industries, Inc.	544	43,362
Harris Corp.	1,224	109,193
Hartford Financial Services Group, Inc.	4,384	193,378
Hasbro, Inc.	1,352	112,770
HCA Holdings, Inc. (b)	3,328	254,692
HCP, Inc.	5,105	174,846

14	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Helmerich & Payne, Inc.	1,233	$77,815
Henry Schein, Inc. (b)	739	110,259
Hershey Co.	1,368	140,165
Hess Corp.	2,677	128,416
Hewlett Packard Enterprise Co.	17,183	386,102
Hilton Worldwide Holdings, Inc.	6,170	139,442
HollyFrontier Corp.	1,631	40,693
Hologic, Inc. (b)	2,461	88,621
Home Depot, Inc.	12,780	1,559,288
Honeywell International, Inc.	7,330	803,954
Hormel Foods Corp.	2,784	107,184
Host Hotels & Resorts, Inc.	7,027	108,778
HP, Inc.	19,148	277,455
Humana, Inc.	1,611	276,335
Huntington Bancshares, Inc.	12,395	131,387
IDEXX Laboratories, Inc. (b)	916	98,140
Illinois Tool Works, Inc.	3,376	383,412
Illumina, Inc. (b)	1,447	196,995
Incyte Corp. (b)	1,841	160,112
Ingersoll-Rand PLC	2,812	189,219
Ingredion, Inc.	741	97,197
Intel Corp.	48,580	1,693,985
Intercontinental Exchange, Inc.	1,277	345,288
International Business Machines Corp.	9,369	1,439,922
International Flavors & Fragrances, Inc.	796	104,101
International Paper Co.	4,338	195,340
Interpublic Group of Cos., Inc.	4,333	97,016
Intuit, Inc.	2,575	280,005
Intuitive Surgical, Inc. (b)	400	268,832
Invesco Ltd.	3,774	106,012
Iron Mountain, Inc.	2,129	71,811
J.M. Smucker Co.	1,352	177,531
Jacobs Engineering Group, Inc. (b)	1,221	62,979
Jazz Pharmaceuticals PLC (b)	587	64,259
JB Hunt Transport Services, Inc.	943	76,958
Johnson & Johnson	28,258	3,277,645
Johnson Controls International PLC	10,043	404,915
Jones Lang LaSalle, Inc.	420	40,677
JPMorgan Chase & Co.	37,566	2,601,821
Juniper Networks, Inc.	3,446	90,768
Kansas City Southern	1,035	90,832
Kellogg Co.	2,837	213,144
KeyCorp	12,138	171,389
Kimberly-Clark Corp.	3,736	427,436
Kimco Realty Corp.	3,828	101,863
Kinder Morgan, Inc.	20,059	409,805
KLA-Tencor Corp.	1,493	112,139
Kohl’s Corp.	2,230	97,562
Kraft Heinz Co.	6,070	539,926
Kroger Co.	9,755	302,210
L Brands, Inc.	2,718	196,212

Common Stocks	Shares	Value
United States (continued)
L-3 Communications Holdings, Inc.	907	$124,205
Laboratory Corp. of America Holdings (b)	1,165	146,021
Lam Research Corp.	1,789	173,283
Las Vegas Sands Corp.	4,664	269,952
Lear Corp.	747	91,717
Leggett & Platt, Inc.	1,184	54,322
Lennar Corp., Class A	1,741	72,582
Leucadia National Corp.	3,998	74,643
Level 3 Communications, Inc. (b)	2,884	161,937
Liberty Broadband Corp., Class C (b)	1,061	70,716
Liberty Interactive Corp QVC Group, Series A (b)	3,649	67,470
Liberty Property Trust	1,416	57,249
Liberty SiriusXM Group, Class A (b)	618	20,561
Liberty SiriusXM Group, Class C (b)	2,089	69,334
Lincoln National Corp.	2,422	118,896
Linear Technology Corp.	2,267	136,156
LinkedIn Corp., Class A (b)	1,141	216,334
LKQ Corp. (b)	3,691	119,145
Lockheed Martin Corp.	2,725	671,385
Loews Corp.	2,689	115,708
Lowe’s Cos., Inc.	9,137	608,981
lululemon athletica, Inc. (b)	1,148	65,723
LyondellBasell Industries NV, Class A	3,943	313,666
M&T Bank Corp.	1,616	198,332
Macerich Co.	1,114	78,849
Macy’s, Inc.	3,012	109,908
Mallinckrodt PLC (b)	1,032	61,156
ManpowerGroup, Inc.	566	43,469
Marathon Oil Corp.	8,538	112,531
Marathon Petroleum Corp.	5,751	250,686
Markel Corp. (b)	128	112,311
Marriott International, Inc., Class A	3,645	250,411
Marsh & McLennan Cos., Inc.	5,549	351,751
Martin Marietta Materials, Inc.	537	99,549
Masco Corp.	2,993	92,424
Mastercard, Inc., Class A	10,138	1,084,969
Mattel, Inc.	3,304	104,175
Maxim Integrated Products, Inc.	2,779	110,132
McCormick & Co., Inc.	1,239	118,783
McDonald’s Corp.	9,070	1,021,010
McKesson Corp.	2,350	298,849
Mead Johnson Nutrition Co.	1,761	131,670
MEDNAX, Inc. (b)	753	46,121
Merck & Co., Inc.	28,479	1,672,287
MetLife, Inc.	9,763	458,470
Mettler-Toledo International, Inc. (b)	316	127,689
MGM Resorts International (b)	4,476	117,137
Michael Kors Holdings Ltd. (b)	1,849	93,892

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Microchip Technology, Inc.	2,054	$124,370
Micron Technology, Inc. (b)	11,533	197,906
Microsoft Corp.	76,715	4,596,763
Mid-America Apartment Communities, Inc.	630	58,433
Mohawk Industries, Inc. (b)	594	109,474
Molson Coors Brewing Co., Class B	2,004	208,035
Mondelez International, Inc., Class A	15,887	713,962
Monsanto Co.	4,658	469,387
Monster Beverage Corp. (b)	1,278	184,467
Moody’s Corp.	1,858	186,766
Morgan Stanley	15,210	510,600
Mosaic Co.	3,237	76,167
Motorola Solutions, Inc.	1,533	111,265
MSCI, Inc.	1,142	91,577
Murphy Oil Corp.	1,578	40,823
Mylan NV (b)	4,379	159,833
Nasdaq, Inc.	1,064	68,064
National Oilwell Varco, Inc.	4,240	136,104
Navient Corp.	2,457	31,400
NetApp, Inc.	3,058	103,789
Netflix, Inc. (b)	4,532	565,911
NetSuite, Inc. (b)	473	44,046
New York Community Bancorp, Inc.	4,928	70,766
Newell Brands, Inc.	4,683	224,878
Newfield Exploration Co. (b)	1,806	73,306
Newmont Mining Corp.	5,563	206,054
News Corp., Class A	4,384	53,134
NextEra Energy, Inc.	4,760	609,280
Nielsen Holdings PLC	3,642	163,963
NIKE, Inc., Class B	13,488	676,828
NiSource, Inc.	3,916	91,086
Noble Energy, Inc.	4,029	138,880
Nordstrom, Inc.	1,424	74,048
Norfolk Southern Corp.	3,246	301,878
Northern Trust Corp.	2,423	175,474
Northrop Grumman Corp.	1,804	413,116
Norwegian Cruise Line Holdings Ltd. (b)	1,670	64,913
NRG Energy, Inc.	2,432	25,852
Nuance Communications, Inc. (b)	2,784	39,032
Nucor Corp.	3,626	177,130
NVIDIA Corp.	5,509	392,020
O’Reilly Automotive, Inc. (b)	1,034	273,431
Occidental Petroleum Corp.	7,966	580,801
OGE Energy Corp.	2,238	69,468
Omnicom Group, Inc.	2,649	211,443
ONEOK, Inc.	2,056	99,572
Oracle Corp.	32,066	1,231,976
PACCAR, Inc.	3,880	213,090
Packaging Corp. of America	898	74,085
Palo Alto Networks, Inc. (b)	859	132,140

Common Stocks	Shares	Value
United States (continued)
Parker Hannifin Corp.	1,504	$184,616
Patterson Cos., Inc.	561	23,960
Paychex, Inc.	3,740	206,448
PayPal Holdings, Inc. (b)	10,891	453,719
People’s United Financial, Inc.	2,389	38,797
PepsiCo, Inc.	14,839	1,590,741
Perrigo Co. PLC	1,374	114,303
Pfizer, Inc.	62,306	1,975,723
PG&E Corp.	5,251	326,192
Philip Morris International, Inc.	15,937	1,536,964
Phillips 66	4,804	389,845
Pinnacle West Capital Corp.	1,092	83,134
Pioneer Natural Resources Co.	1,766	316,149
Plains GP Holdings LP, Class A	2,827	35,507
PNC Financial Services Group, Inc. (e)	5,004	478,382
Polaris Industries, Inc.	544	41,676
PPG Industries, Inc.	2,829	263,465
PPL Corp.	6,802	233,581
Praxair, Inc.	3,007	351,999
Priceline Group, Inc. (b)	504	743,012
Principal Financial Group, Inc.	3,318	181,163
Procter & Gamble Co.	26,268	2,280,062
Progressive Corp.	6,439	202,893
Prologis, Inc.	5,372	280,204
Prudential Financial, Inc.	4,634	392,917
Public Service Enterprise Group, Inc.	4,944	208,044
Public Storage	1,495	319,511
PulteGroup, Inc.	2,747	51,094
PVH Corp.	833	89,114
Qorvo, Inc. (b)	1,270	70,676
QUALCOMM, Inc.	14,934	1,026,264
Quest Diagnostics, Inc.	1,397	113,772
Quintiles Transnational Holdings, Inc. (b)	1,819	130,495
Ralph Lauren Corp.	629	61,705
Range Resources Corp.	1,772	59,876
Raymond James Financial, Inc.	1,114	66,974
Raytheon Co.	3,064	418,573
Realogy Holdings Corp.	1,394	31,909
Realty Income Corp.	2,635	156,097
Red Hat, Inc. (b)	2,076	160,786
Regency Centers Corp.	988	71,205
Regeneron Pharmaceuticals, Inc. (b)	792	273,256
Regions Financial Corp.	12,610	135,053
RenaissanceRe Holdings Ltd.	254	31,570
Republic Services, Inc.	2,515	132,364
ResMed, Inc.	1,386	82,841
Reynolds American, Inc.	8,844	487,128
Rite Aid Corp. (b)	10,196	68,415
Robert Half International, Inc.	968	36,223

16	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Rockwell Automation, Inc.	1,239	$148,333
Rockwell Collins, Inc.	1,262	106,412
Roper Technologies, Inc.	1,146	198,613
Ross Stores, Inc.	4,181	261,480
Royal Caribbean Cruises Ltd.	1,542	118,534
S&P Global, Inc.	2,645	322,293
Sabre Corp.	1,616	41,741
salesforce.com, Inc. (b)	6,738	506,428
SBA Communications Corp., Class A (b)	1,432	162,217
SCANA Corp.	1,289	94,561
Schlumberger Ltd.	14,475	1,132,379
Scripps Networks Interactive, Inc., Class A	831	53,483
Sealed Air Corp.	1,958	89,344
SEI Investments Co.	1,174	52,043
Sempra Energy	2,531	271,070
ServiceNow, Inc. (b)	1,876	164,919
Sherwin-Williams Co.	818	200,295
Signature Bank (b)	536	64,620
Signet Jewelers Ltd.	717	58,263
Simon Property Group, Inc.	3,158	587,262
Sirius XM Holdings, Inc. (b)	23,361	97,415
Skyworks Solutions, Inc.	2,118	162,959
SL Green Realty Corp.	941	92,425
Snap-on, Inc.	589	90,765
Southern Co.	9,418	485,686
Southwest Airlines Co.	2,052	82,183
Southwestern Energy Co. (b)	4,053	42,111
Spectra Energy Corp.	7,554	315,833
Splunk, Inc. (b)	1,318	79,330
Sprint Corp. (b)	6,718	41,383
St. Jude Medical, Inc.	2,960	230,406
Stanley Black & Decker, Inc.	1,504	171,215
Staples, Inc.	8,395	62,123
Starbucks Corp.	15,049	798,650
State Street Corp.	4,384	307,801
Stericycle, Inc. (b)	872	69,838
Stryker Corp.	3,551	409,608
SunTrust Banks, Inc.	5,672	256,545
Symantec Corp.	6,292	157,489
Synchrony Financial	9,089	259,855
Synopsys, Inc. (b)	1,557	92,346
Sysco Corp.	5,709	274,717
T-Mobile U.S., Inc. (b)	3,297	163,960
T. Rowe Price Group, Inc.	2,732	174,875
Target Corp.	5,659	388,943
TD Ameritrade Holding Corp.	2,662	91,067
TEGNA, Inc.	1,622	31,824
Tesla Motors, Inc. (b)	1,254	247,953
Tesoro Corp.	1,429	121,422
Texas Instruments, Inc.	10,414	737,832
Textron, Inc.	2,725	109,218

Common Stocks	Shares	Value
United States (continued)
Thermo Fisher Scientific, Inc.	4,019	$590,914
Tiffany & Co.	1,282	94,124
Time Warner, Inc.	7,936	706,225
TJX Cos., Inc.	7,012	517,135
Toll Brothers, Inc. (b)	1,581	43,383
Torchmark Corp.	1,376	87,252
Total System Services, Inc.	1,632	81,404
Tractor Supply Co.	1,235	77,348
TransDigm Group, Inc.	612	166,746
Travelers Cos., Inc.	2,772	299,875
Trimble Navigation Ltd. (b)	2,191	60,559
TripAdvisor, Inc. (b)	1,178	75,957
Twenty-First Century Fox, Inc., Class A	11,734	308,252
Twenty-First Century Fox, Inc., Class B	3,961	104,531
Twitter, Inc. (b)	5,125	91,994
Tyson Foods, Inc., Class A	2,927	207,378
U.S. Bancorp	17,533	784,777
UDR, Inc.	2,869	100,329
UGI Corp.	1,694	78,415
Ulta Salon Cosmetics & Fragrance, Inc. (b)	551	134,080
Under Armour, Inc., Class A (b)	1,730	53,803
Under Armour, Inc., Class C (b)	1,466	37,911
Union Pacific Corp.	8,485	748,207
United Continental Holdings, Inc. (b)	777	43,691
United Parcel Service, Inc., Class B	7,026	757,122
United Rentals, Inc. (b)	940	71,120
United Technologies Corp.	8,355	853,881
United Therapeutics Corp. (b)	337	40,464
UnitedHealth Group, Inc.	9,768	1,380,511
Universal Health Services, Inc., Class B	861	103,931
Unum Group	2,011	71,189
Valero Energy Corp.	5,041	298,629
Valspar Corp.	901	89,740
Vantiv, Inc., Class A (b)	1,542	89,991
Varian Medical Systems, Inc. (b)	1,121	101,708
Ventas, Inc.	3,764	255,011
VEREIT, Inc.	9,716	91,330
VeriSign, Inc. (b)	998	83,852
Verisk Analytics, Inc. (b)	1,453	118,492
Verizon Communications, Inc.	41,877	2,014,284
Vertex Pharmaceuticals, Inc. (b)	2,364	179,333
VF Corp.	3,221	174,610
Viacom, Inc., Class B	3,535	132,775
Visa, Inc., Class A	19,568	1,614,556
VMware, Inc., Class A (b)	835	65,631
Vornado Realty Trust	1,860	172,571
Voya Financial, Inc.	1,599	48,849
Vulcan Materials Co.	1,485	168,102

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
W.R. Berkley Corp.	862	$49,220
W.W. Grainger, Inc.	534	111,136
WABCO Holdings, Inc. (b)	486	47,852
Wabtec Corp.	1,113	86,046
Wal-Mart Stores, Inc.	16,123	1,128,932
Walgreens Boots Alliance, Inc.	9,402	777,827
Walt Disney Co.	15,834	1,467,653
Waste Connections, Inc.	1,537	115,598
Waste Management, Inc.	4,326	284,045
Waters Corp. (b)	783	108,947
WEC Energy Group, Inc.	3,618	216,067
Wells Fargo & Co.	49,550	2,279,795
Welltower, Inc.	3,478	238,347
Westar Energy, Inc.	1,264	72,452
Western Digital Corp.	2,727	159,366
Western Union Co.	4,773	95,794
WestRock Co.	2,287	105,637
Weyerhaeuser Co.	8,092	242,194
Whirlpool Corp.	723	108,320
WhiteWave Foods Co. (b)	1,760	95,902
Whole Foods Market, Inc.	3,906	110,501
Williams Cos., Inc.	7,030	205,276
Workday, Inc., Class A (b)	1,077	93,354
WR Grace & Co.	533	35,690
Wyndham Worldwide Corp.	952	62,680
Wynn Resorts Ltd.	850	80,368
Xcel Energy, Inc.	5,713	237,375
Xerox Corp.	7,515	73,422
Xilinx, Inc.	2,319	117,968
Xylem, Inc.	1,697	82,016
Yahoo!, Inc. (b)	9,457	392,938
Yum! Brands, Inc.	4,119	355,387
Zillow Group, Inc., Class C (b)	880	29,357
Zimmer Biomet Holdings, Inc.	2,150	226,610
Zoetis, Inc.	5,161	246,696

		194,279,833
Total Common Stocks — 96.9%		333,197,331

Preferred Securities

Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA Preference Shares, 0.00%	1,872	240,609

Preferred Stocks	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, 0.00%	1,981	$273,132

		513,741
Total Preferred Securities — 0.2%		513,741

Rights
Italy — 0.0%
Exor SpA (b)	957	—
Spain — 0.0%
Banco Santander SA (b)	145,397	8,140
Ferrovial SA (b)	4,838	2,071

		10,211
Sweden — 0.0%
Tele2 AB (b)	2,152	645
Total Rights — 0.0%		10,856
Total Long-Term Investments (Cost — $314,004,518) — 97.1%		333,721,928

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (e)(f)	11,448,866	11,448,866

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (e)(f)(g)	$10	9,976
Total Short-Term Securities (Cost — $11,458,841) — 3.3%		11,458,842
Total Investments (Cost — $325,463,359*) — 100.4%		345,180,770
Liabilities in Excess of Other Assets — (0.4)%		(1,413,322)

Net Assets — 100.0%		$343,767,448

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$327,071,949

Gross unrealized appreciation	$28,112,819
Gross unrealized depreciation	(10,003,998)

Net unrealized appreciation	$18,108,821

18	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2016	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	11,448,866	[1]	—	11,448,866	$11,448,866	$1,153
BlackRock Premier Government Institutional Fund	1,751,171	—		(1,751,171)[2]	—	—	2,317
BlackRock, Inc.	1,168	—			1,168	398,568	2,675
PNC Financial Services Group, Inc.	4,505	499		—	5,004	478,382	2,752
SL Liquidity Series, LLC, Money Market Series	10,972	—		(997)[2]	$9,975	9,976	3,455	[3]
Total						$12,335,792	$12,352

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
39	Euro Stoxx 50 Index	December 2016	$1,307,058	$1,717
12	FTSE 100 Index	December 2016	$1,017,732	(2,621)
11	Nikkei 225 Index	December 2016	$914,132	7,449
55	S&P 500 E-Mini Index	December 2016	$5,830,275	(26,072)
Total				$(19,527)

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability,with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$9,003,695	—	$9,003,695
Austria	—	240,666	—	240,666
Belgium	927,340	645,177	—	1,572,517
Bermuda	62,974	—	—	62,974
Canada	12,114,253	—	—	12,114,253
Denmark	—	2,090,420	—	2,090,420
Finland	—	1,178,014	—	1,178,014
France	—	12,213,741	—	12,213,741
Germany	55,278	10,759,532	—	10,814,810
Hong Kong	221,747	4,154,225	—	4,375,972
Ireland	1,607,490	740,689	—	2,348,179
Israel	204,716	637,548	—	842,264
Italy	—	2,283,562	—	2,283,562
Japan	—	30,623,035	—	30,623,035
Luxembourg	—	20,376	—	20,376
Mexico	—	35,873	—	35,873
Netherlands	481,417	5,759,864	—	6,241,281
New Zealand	—	244,584	—	244,584
Norway	—	817,957	—	817,957

20	BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

	Level 1	Level 2	Level 3	Total
Portugal	—	$151,502	—	$151,502
Singapore	$680,439	1,519,775	—	2,200,214
Spain	—	3,941,112	—	3,941,112
Sweden	78,489	3,395,378	—	3,473,867
Switzerland	303,846	11,220,426	—	11,524,272
United Arab Emirates	—	33,786	—	33,786
United Kingdom	913,387	19,554,181	$1,004	20,468,572
United States	194,279,833	—	—	194,279,833
Preferred Stocks	—	513,741	—	513,741
Rights	10,211	645	—	10,856
Short-Term Securities	11,448,866	—	—	11,448,866

Subtotal	$223,390,286	$121,779,504	$1,004	$345,170,794

Investments valued at NAV[1]				9,976

Total				$345,180,770

Derivative Financial Instruments [2]
Assets:
Equity contracts	$9,166	—	—	$9,166
Liabilities:
Equity contracts	(28,693)	—	—	(28,693)

Total	$(19,527)	—	—	$(19,527)

[1] As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$105	—	—	$105
Cash pledged for financial futures contracts	432,980	—	—	432,980
Foreign currency at value	2,765,549	—	—	2,765,549
Liabilities:
Collateral on securities loaned at value	—	$(9,976)	—	(9,976)

Total	$3,198,634	$(9,976)	$—	$3,188,658

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MSCI WORLD INDEX FUND	OCTOBER 31, 2016	21

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
B/E Aerospace, Inc.	39,152	$2,330,327
HEICO Corp.	7,201	486,500
HEICO Corp., Class A	15,172	910,320
Hexcel Corp.	35,809	1,628,951
Huntington Ingalls Industries, Inc.	17,822	2,875,758
L-3 Communications Holdings, Inc.	29,289	4,010,836
Orbital ATK, Inc.	22,344	1,661,500
Rockwell Collins, Inc.	50,909	4,292,647
Spirit Aerosystems Holdings, Inc., Class A (a)	52,434	2,640,576
Textron, Inc.	105,418	4,225,153
TransDigm Group, Inc.	19,593	5,338,309

		30,400,877
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	55,652	3,791,014
Expeditors International of Washington, Inc.	71,030	3,655,914

		7,446,928
Airlines — 1.0%
Alaska Air Group, Inc.	46,618	3,366,752
American Airlines Group, Inc.	205,359	8,337,575
Copa Holdings SA, Class A	12,585	1,160,715
JetBlue Airways Corp. (a)	125,411	2,192,184
Spirit Airlines, Inc. (a)	27,989	1,341,513
United Continental Holdings, Inc. (a)	123,323	6,934,452

		23,333,191
Auto Components — 1.6%
Adient PLC (a)	34,953	1,590,729
Allison Transmission Holdings, Inc.	57,127	1,673,250
BorgWarner, Inc.	85,631	3,069,015
Delphi Automotive PLC	105,955	6,894,492
Gentex Corp.	109,211	1,846,758
Goodyear Tire & Rubber Co.	104,633	3,037,496
Johnson Controls International PLC	357,152	14,400,369
Lear Corp.	28,980	3,558,164
Visteon Corp.	10,500	741,405

		36,811,678
Automobiles — 0.2%
Harley-Davidson, Inc.	71,012	4,049,104
Thor Industries, Inc.	18,531	1,469,694

		5,518,798
Banks — 3.5%
Associated Banc-Corp	57,890	1,175,167
Bank of Hawaii Corp.	16,370	1,230,206
BankUnited, Inc.	38,718	1,128,243
BOK Financial Corp.	10,241	727,316

Common Stocks	Shares	Value
Banks (continued)
CIT Group, Inc.	78,701	$2,859,207
Citizens Financial Group, Inc.	205,235	5,405,890
Comerica, Inc.	68,330	3,559,310
Commerce Bancshares, Inc.	32,193	1,603,855
Cullen/Frost Bankers, Inc.	20,737	1,575,805
East West Bancorp, Inc.	54,960	2,171,470
Fifth Third Bancorp	296,720	6,456,627
First Hawaiian, Inc. (a)	9,305	253,840
First Horizon National Corp.	89,807	1,383,926
First Republic Bank	55,766	4,150,663
Huntington Bancshares, Inc.	419,556	4,447,294
KeyCorp	417,082	5,889,198
M&T Bank Corp.	57,901	7,106,190
PacWest Bancorp	48,631	2,110,099
Popular, Inc.	40,098	1,455,557
Regions Financial Corp.	492,723	5,277,063
Signature Bank (a)	20,972	2,528,384
SunTrust Banks, Inc.	194,115	8,779,821
SVB Financial Group (a)	20,604	2,519,251
Synovus Financial Corp.	47,682	1,576,844
TCF Financial Corp.	63,136	902,845
Western Alliance Bancorp (a)	36,098	1,348,621
Zions Bancorporation	80,006	2,576,993

		80,199,685
Beverages — 0.8%
Brown-Forman Corp., Class A	21,564	1,045,854
Brown-Forman Corp., Class B	75,590	3,489,990
Dr. Pepper Snapple Group, Inc.	71,892	6,311,399
Molson Coors Brewing Co., Class B	66,765	6,930,875

		17,778,118
Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc. (a)	38,894	906,619
Agios Pharmaceuticals, Inc. (a)	11,834	566,139
Alkermes PLC (a)	59,514	3,000,101
Alnylam Pharmaceuticals, Inc. (a)	24,215	862,054
BioMarin Pharmaceutical, Inc. (a)	66,570	5,360,216
Incyte Corp. (a)	63,554	5,527,291
Intercept Pharmaceuticals, Inc. (a)	5,852	724,127
Intrexon Corp. (a)	23,983	625,956
Ionis Pharmaceuticals, Inc. (a)	47,745	1,240,415
Juno Therapeutics, Inc. (a)	20,104	488,326
Neurocrine Biosciences, Inc. (a)	32,901	1,440,077
OPKO Health, Inc. (a)(b)	123,888	1,167,025
Seattle Genetics, Inc. (a)	38,709	2,001,255
United Therapeutics Corp. (a)	17,621	2,115,754

		26,025,355
Building Products — 0.8%
Allegion PLC	36,590	2,335,906
AO Smith Corp.	55,924	2,526,087
Armstrong World Industries, Inc. (a)	17,711	664,162

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.	58,502	$3,195,964
Lennox International, Inc.	15,154	2,210,817
Masco Corp.	130,135	4,018,569
Owens Corning	43,831	2,138,076
USG Corp. (a)	34,520	869,214

		17,958,795
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	21,229	2,816,239
Ameriprise Financial, Inc.	61,095	5,400,187
Artisan Partners Asset Management, Inc., Class A	10,094	262,444
Donnelley Financial Solutions, Inc. (a)	3,186	68,340
E*Trade Financial Corp. (a)	110,143	3,101,627
Eaton Vance Corp.	44,578	1,562,905
Federated Investors, Inc., Class B	34,623	934,821
Invesco Ltd.	160,343	4,504,035
Lazard Ltd., Class A	51,629	1,882,393
Legg Mason, Inc.	40,515	1,163,591
LPL Financial Holdings, Inc.	35,051	1,085,179
Northern Trust Corp.	80,446	5,825,899
NorthStar Asset Management Group, Inc.	76,556	1,048,817
Raymond James Financial, Inc.	48,410	2,910,409
SEI Investments Co.	48,957	2,170,264
T. Rowe Price Group, Inc.	94,330	6,038,063
TD Ameritrade Holding Corp.	97,946	3,350,733

		44,125,946
Chemicals — 1.8%
Albemarle Corp.	42,962	3,589,475
Ashland Global Holdings, Inc.	23,718	2,650,012
Axalta Coating Systems Ltd. (a)	67,077	1,684,974
Cabot Corp.	23,652	1,233,215
Celanese Corp., Series A	57,866	4,219,589
CF Industries Holdings, Inc.	91,298	2,192,065
Eastman Chemical Co.	58,052	4,174,519
FMC Corp.	51,187	2,400,158
Huntsman Corp.	76,766	1,301,184
International Flavors & Fragrances, Inc.	30,532	3,992,975
Mosaic Co.	137,833	3,243,211
NewMarket Corp.	2,837	1,137,382
Platform Specialty Products Corp. (a)	53,545	390,343
RPM International, Inc.	50,019	2,377,903
Scotts Miracle-Gro Co., Class A	17,379	1,530,916
Valspar Corp.	30,097	2,997,661
Westlake Chemical Corp.	14,307	740,960

Common Stocks	Shares	Value
Chemicals (continued)
WR Grace & Co.	28,324	$1,896,575

		41,753,117
Commercial Services & Supplies — 1.0%
Cintas Corp.	34,014	3,628,273
Clean Harbors, Inc. (a)	20,248	958,135
Copart, Inc. (a)	37,442	1,964,582
Covanta Holding Corp.	34,662	519,930
Iron Mountain, Inc.	102,644	3,462,182
KAR Auction Services, Inc.	52,790	2,247,798
LSC Communications Inc. (a)	3,805	92,233
Pitney Bowes, Inc.	72,490	1,293,222
Republic Services, Inc.	90,107	4,742,332
Rollins, Inc.	37,101	1,143,453
RR Donnelley & Sons Co.	31,840	565,160
Stericycle, Inc. (a)	32,719	2,620,465

		23,237,765
Communications Equipment — 1.3%
Arista Networks, Inc. (a)	15,150	1,283,963
ARRIS International PLC (a)	75,920	2,109,058
Brocade Communications Systems, Inc.	152,899	1,620,729
CommScope Holding Co., Inc. (a)	49,126	1,500,799
EchoStar Corp., Class A (a)	17,980	840,385
F5 Networks, Inc. (a)	26,458	3,656,760
Harris Corp.	48,863	4,359,068
Juniper Networks, Inc.	146,475	3,858,152
Motorola Solutions, Inc.	68,337	4,959,900
Palo Alto Networks, Inc. (a)	33,993	5,229,143

		29,417,957
Construction & Engineering — 0.5%
AECOM (a)	58,275	1,622,959
Chicago Bridge & Iron Co. NV	43,373	1,388,803
Fluor Corp.	55,374	2,878,894
Jacobs Engineering Group, Inc. (a)	45,783	2,361,487
KBR, Inc.	49,000	725,690
Quanta Services, Inc. (a)	55,765	1,603,244

		10,581,077
Construction Materials — 0.5%
Eagle Materials, Inc.	17,974	1,455,355
Martin Marietta Materials, Inc.	24,977	4,630,236
Vulcan Materials Co.	52,179	5,906,663

		11,992,254
Consumer Finance — 0.7%
Ally Financial, Inc.	174,510	3,153,396
Credit Acceptance Corp. (a)(b)	3,079	566,844
Navient Corp.	122,971	1,571,569
OneMain Holdings, Inc. (a)	21,667	614,043

2	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Consumer Finance (continued)
Santander Consumer USA Holdings, Inc. (a)	42,787	$522,001
SLM Corp. (a)	170,507	1,202,074
Synchrony Financial	325,193	9,297,268

		16,927,195
Containers & Packaging — 1.4%
Aptargroup, Inc.	23,758	1,697,272
Avery Dennison Corp.	33,961	2,370,138
Ball Corp.	66,550	5,129,008
Bemis Co., Inc.	35,828	1,745,540
Berry Plastics Group, Inc. (a)	46,306	2,025,888
Crown Holdings, Inc. (a)	51,464	2,791,922
Graphic Packaging Holding Co.	122,714	1,533,925
Owens-Illinois, Inc. (a)	62,265	1,201,715
Packaging Corp. of America	36,920	3,045,900
Sealed Air Corp.	77,243	3,524,598
Silgan Holdings, Inc.	15,978	814,079
Sonoco Products Co.	38,009	1,911,473
WestRock Co.	97,902	4,522,093

		32,313,551
Distributors — 0.5%
Genuine Parts Co.	56,825	5,147,777
LKQ Corp. (a)	119,885	3,869,888
Pool Corp.	15,453	1,430,638

		10,448,303
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,554	738,150
H&R Block, Inc.	86,033	1,976,178
Service Corp. International	75,667	1,937,075
ServiceMaster Global Holdings, Inc. (a)	51,975	1,860,186

		6,511,589
Diversified Financial Services — 1.1%
CBOE Holdings, Inc.	30,998	1,959,383
FactSet Research Systems, Inc.	15,272	2,362,884
Interactive Brokers Group, Inc., Class A	21,325	707,777
Leucadia National Corp.	130,273	2,432,197
MarketAxess Holdings, Inc.	14,079	2,122,550
Moody’s Corp.	66,190	6,653,419
Morningstar, Inc.	6,631	468,347
MSCI, Inc.	34,809	2,791,334
Nasdaq, Inc.	42,841	2,740,539
Voya Financial, Inc.	80,902	2,471,556

		24,709,986
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	208,612	5,544,907
Frontier Communications Corp.	467,044	1,877,517

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Level 3 Communications, Inc. (a)	113,739	$6,386,445
Zayo Group Holdings, Inc. (a)	65,425	2,105,376

		15,914,245
Electric Utilities — 2.5%
Avangrid, Inc.	20,838	821,226
Edison International	122,267	8,984,179
Entergy Corp.	69,679	5,133,949
Eversource Energy	123,476	6,798,589
FirstEnergy Corp.	166,020	5,692,826
Great Plains Energy, Inc.	84,412	2,400,677
Hawaiian Electric Industries, Inc.	41,461	1,223,099
OGE Energy Corp.	76,663	2,379,619
Pinnacle West Capital Corp.	43,230	3,291,100
PPL Corp.	263,222	9,039,043
Westar Energy, Inc.	54,377	3,116,890
Xcel Energy, Inc.	196,887	8,180,655

		57,061,852
Electrical Equipment — 0.8%
Acuity Brands, Inc.	16,669	3,726,688
AMETEK, Inc.	90,166	3,976,321
Hubbell, Inc.	20,939	2,188,544
Regal-Beloit Corp.	17,315	1,023,316
Rockwell Automation, Inc.	50,651	6,063,938
SolarCity Corp. (a)	18,176	356,250

		17,335,057
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	117,065	7,718,096
Arrow Electronics, Inc. (a)	34,720	2,122,086
Avnet, Inc.	50,913	2,135,800
CDW Corp.	62,219	2,794,255
Cognex Corp.	31,172	1,608,475
Dolby Laboratories, Inc., Class A	19,719	938,427
Fitbit, Inc., Series A (a)(b)	50,416	668,516
FLIR Systems, Inc.	52,488	1,727,905
Ingram Micro, Inc., Class A	55,438	2,062,294
IPG Photonics Corp. (a)	13,649	1,324,090
Jabil Circuit, Inc.	71,747	1,531,081
Keysight Technologies, Inc. (a)	68,524	2,247,587
National Instruments Corp.	39,962	1,122,533
Trimble Navigation Ltd. (a)	100,428	2,775,830
Zebra Technologies Corp., Class A (a)	20,241	1,332,667

		32,109,642
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	170,748	9,459,439
Diamond Offshore Drilling, Inc.	24,281	400,394
Dril-Quip, Inc. (a)	11,592	550,620
Ensco PLC, Class A	125,992	985,257
FMC Technologies, Inc. (a)	89,415	2,885,422

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Frank’s International NV (b)	20,758	$233,528
Helmerich & Payne, Inc.	38,869	2,453,023
Nabors Industries Ltd.	107,715	1,281,808
National Oilwell Varco, Inc.	148,015	4,751,281
Noble Corp. PLC	65,789	324,998
Oceaneering International, Inc.	33,856	805,773
Patterson-UTI Energy, Inc.	55,672	1,251,507
Rowan Cos. PLC, Class A	37,841	502,150
RPC, Inc. (a)	21,608	373,170
Superior Energy Services, Inc.	64,502	913,348
Transocean Ltd. (a)	141,311	1,357,999
Weatherford International PLC (a)	358,204	1,726,543

		30,256,260
Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	15,395	1,739,481
Rite Aid Corp. (a)	394,056	2,644,116
Sprouts Farmers Market, Inc. (a)	53,702	1,189,499
US Foods Holding Corp. (a)	16,549	374,007
Whole Foods Market, Inc.	125,133	3,540,013

		9,487,116
Food Products — 3.2%
Blue Buffalo Pet Products, Inc. (a)	23,965	602,001
Bunge Ltd.	54,817	3,399,202
Campbell Soup Co.	73,118	3,973,232
ConAgra Foods, Inc.	170,157	8,198,165
Flowers Foods, Inc.	63,037	978,334
Hain Celestial Group, Inc. (a)	39,033	1,419,630
Hershey Co.	54,606	5,594,931
Hormel Foods Corp.	103,832	3,997,532
Ingredion, Inc.	27,487	3,605,470
J.M. Smucker Co.	45,123	5,925,101
Kellogg Co.	96,615	7,258,685
McCormick & Co., Inc.	45,093	4,323,066
Mead Johnson Nutrition Co.	72,891	5,450,060
Pilgrim’s Pride Corp.	22,588	493,322
Pinnacle Foods, Inc.	43,952	2,260,012
Post Holdings, Inc. (a)	25,757	1,963,456
TreeHouse Foods, Inc. (a)	20,938	1,831,656
Tyson Foods, Inc., Class A	113,640	8,051,394
WhiteWave Foods Co. (a)	68,186	3,715,455

		73,040,704
Gas Utilities — 0.3%
Atmos Energy Corp.	38,774	2,884,398
National Fuel Gas Co.	28,879	1,512,682
UGI Corp.	66,183	3,063,611

		7,460,691
Health Care Equipment & Supplies — 3.3%
ABIOMED, Inc. (a)	15,189	1,594,693
Alere, Inc. (a)	33,091	1,478,506

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (a)	27,675	$2,377,836
C.R. Bard, Inc.	28,568	6,190,114
Cooper Cos., Inc.	18,663	3,285,434
DENTSPLY SIRONA, Inc.	89,608	5,158,733
DexCom, Inc. (a)	31,509	2,465,264
Edwards Lifesciences Corp. (a)	82,331	7,839,558
Hill-Rom Holdings, Inc.	25,158	1,394,005
Hologic, Inc. (a)	109,388	3,939,062
IDEXX Laboratories, Inc. (a)	34,963	3,745,936
Intuitive Surgical, Inc. (a)	14,716	9,890,329
ResMed, Inc.	54,743	3,271,989
St. Jude Medical, Inc.	108,261	8,427,036
Teleflex, Inc.	16,666	2,385,405
Varian Medical Systems, Inc. (a)	37,373	3,390,852
West Pharmaceutical Services, Inc.	27,470	2,088,544
Zimmer Biomet Holdings, Inc.	71,857	7,573,728

		76,497,024
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. (a)	26,181	941,469
AmerisourceBergen Corp.	69,273	4,871,277
Amsurg Corp. (a)	22,197	1,326,271
Brookdale Senior Living, Inc. (a)	60,013	865,988
Centene Corp. (a)	64,034	4,000,844
DaVita, Inc. (a)	65,755	3,854,558
Envision Healthcare Holdings, Inc. (a)	75,905	1,501,401
Henry Schein, Inc. (a)	32,191	4,802,897
Laboratory Corp. of America Holdings (a)	39,826	4,991,791
LifePoint Hospitals, Inc. (a)	13,497	807,795
MEDNAX, Inc. (a)	36,480	2,234,400
Patterson Cos., Inc.	32,153	1,373,255
Premier, Inc., Class A (a)	17,436	555,162
Quest Diagnostics, Inc.	55,520	4,521,549
Tenet Healthcare Corp. (a)	24,043	473,887
Universal Health Services, Inc., Class B	33,598	4,055,615
VCA, Inc. (a)	29,802	1,831,631
WellCare Health Plans, Inc. (a)	17,018	1,931,713

		44,941,503
Health Care Technology — 0.4%
athenahealth, Inc. (a)	14,906	1,540,088
Cerner Corp. (a)	114,905	6,731,135
Inovalon Holdings, Inc., Class A (a)(b)	21,864	297,350
Veeva Systems, Inc., Class A (a)	36,944	1,435,275

		10,003,848
Hotels, Restaurants & Leisure — 2.4%
Aramark	92,487	3,443,291
Brinker International, Inc.	21,487	1,058,020

4	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (a)	11,029	$3,978,822
Choice Hotels International, Inc.	12,580	609,501
Darden Restaurants, Inc.	45,971	2,978,461
Domino’s Pizza, Inc.	19,112	3,234,515
Dunkin’ Brands Group, Inc.	35,470	1,715,329
Extended Stay America, Inc.	18,283	261,447
Hilton Worldwide Holdings, Inc.	204,846	4,629,520
Hyatt Hotels Corp., Class A (a)	10,805	548,786
International Game Technology PLC	35,351	1,015,281
Marriott International, Inc., Class A	124,556	8,556,997
MGM Resorts International (a)	185,260	4,848,254
Norwegian Cruise Line Holdings Ltd. (a)	63,586	2,471,588
Panera Bread Co., Class A (a)	8,540	1,629,090
Royal Caribbean Cruises Ltd.	65,823	5,059,814
Six Flags Entertainment Corp.	27,359	1,522,528
Vail Resorts, Inc.	15,259	2,432,895
Wendy’s Co.	82,304	892,175
Wyndham Worldwide Corp.	43,413	2,858,312
Wynn Resorts Ltd.	30,665	2,899,376

		56,644,002
Household Durables — 1.7%
CalAtlantic Group, Inc.	28,902	934,113
D.R. Horton, Inc.	132,495	3,819,831
Garmin Ltd.	42,646	2,062,360
Harman International Industries, Inc.	28,135	2,242,641
Leggett & Platt, Inc.	50,526	2,318,133
Lennar Corp., Class A	67,035	2,794,689
Lennar Corp., Class B	6,095	204,304
Mohawk Industries, Inc. (a)	24,189	4,458,033
Newell Brands, Inc.	182,933	8,784,443
NVR, Inc. (a)	1,337	2,036,251
PulteGroup, Inc.	131,935	2,453,991
Tempur Sealy International, Inc. (a)	20,503	1,108,597
Toll Brothers, Inc. (a)	62,334	1,710,445
Tupperware Brands Corp.	19,425	1,156,176
Whirlpool Corp.	29,050	4,352,271

		40,436,278
Household Products — 0.6%
Church & Dwight Co., Inc.	99,265	4,790,529
Clorox Co.	50,311	6,038,326
Energizer Holdings, Inc.	23,629	1,098,985
Spectrum Brands Holdings, Inc.	9,484	1,282,616

		13,210,456
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	260,466	3,065,685
Calpine Corp. (a)	144,638	1,721,192

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.	129,561	$1,377,233

		6,164,110
Industrial Conglomerates — 0.5%
BWX Technologies, Inc.	35,844	1,405,802
Carlisle Cos., Inc.	23,957	2,511,891
Roper Technologies, Inc.	38,835	6,730,494

		10,648,187
Insurance — 4.2%
Alleghany Corp. (a)	5,548	2,863,933
Allied World Assurance Co. Holdings AG	34,340	1,475,933
American Financial Group, Inc.	26,501	1,974,324
American National Insurance Co.	3,272	383,347
AmTrust Financial Services, Inc.	30,179	796,424
Arch Capital Group Ltd. (a)	44,676	3,483,388
Arthur J Gallagher & Co.	67,342	3,247,905
Aspen Insurance Holdings Ltd.	24,056	1,160,702
Assurant, Inc.	23,822	1,918,147
Assured Guaranty Ltd.	52,131	1,558,196
Axis Capital Holdings Ltd.	37,423	2,131,988
Brown & Brown, Inc.	44,768	1,650,148
Cincinnati Financial Corp.	57,586	4,075,937
CNA Financial Corp.	10,026	366,651
Endurance Specialty Holdings Ltd.	26,266	2,415,159
Erie Indemnity Co., Class A	9,035	925,094
Everest Re Group Ltd.	15,450	3,144,384
First American Financial Corp.	41,363	1,615,639
FNF Group	100,747	3,617,825
Hanover Insurance Group, Inc.	16,447	1,253,097
Hartford Financial Services Group, Inc.	152,407	6,722,673
Lincoln National Corp.	93,698	4,599,635
Loews Corp.	109,332	4,704,556
Markel Corp. (a)	5,378	4,718,819
Mercury General Corp.	1,974	107,524
Old Republic International Corp.	93,758	1,580,760
Principal Financial Group, Inc.	104,223	5,690,576
ProAssurance Corp.	20,480	1,091,584
Progressive Corp.	226,688	7,142,939
Reinsurance Group of America, Inc.	24,542	2,647,100
RenaissanceRe Holdings Ltd.	15,515	1,928,359
Torchmark Corp.	45,378	2,877,419
Unum Group	94,371	3,340,733
Validus Holdings Ltd.	31,755	1,622,680
W.R. Berkley Corp.	36,987	2,111,958
White Mountains Insurance Group Ltd.	1,950	1,617,954
XL Group Ltd.	109,065	3,784,555

		96,348,045

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Internet & Direct Marketing Retail — 0.6%
Expedia, Inc.	46,594	$6,021,342
Groupon, Inc. (a)	135,720	541,523
Liberty Interactive Corp QVC Group, Series A (a)	174,573	3,227,855
Liberty Ventures, Series A (a)	51,144	2,040,645
TripAdvisor, Inc. (a)	43,593	2,810,877

		14,642,242
Internet Software & Services — 1.3%
Akamai Technologies, Inc. (a)	67,268	4,673,108
CommerceHub, Inc., Series A (a)	13,222	198,594
CommerceHub, Inc., Series C (a)	10,228	153,931
CoStar Group, Inc. (a)	12,243	2,290,910
GoDaddy, Inc., Class A (a)	17,253	617,485
IAC/InterActiveCorp	27,177	1,751,286
LinkedIn Corp., Class A (a)	45,783	8,680,457
Match Group, Inc. (a)	11,955	215,907
Pandora Media, Inc. (a)	72,606	822,626
Rackspace Hosting, Inc. (a)	41,820	1,335,731
Twilio, Inc. (a)	1,397	47,666
Twitter, Inc. (a)	248,121	4,453,772
VeriSign, Inc. (a)	36,249	3,045,641
Yelp, Inc. (a)	26,789	874,929
Zillow Group, Inc., Class A (a)	20,239	668,494
Zillow Group, Inc., Class C (a)	39,273	1,310,147

		31,140,684
IT Services — 3.8%
Alliance Data Systems Corp. (a)	22,553	4,611,412
Amdocs Ltd.	58,494	3,418,974
Black Knight Financial Services, Inc., Class A (a)	9,785	385,040
Booz Allen Hamilton Holding Corp.	43,636	1,329,589
Broadridge Financial Solutions, Inc.	45,070	2,914,226
Computer Sciences Corp.	53,178	2,895,542
CoreLogic, Inc. (a)	34,058	1,449,508
CSRA, Inc.	62,736	1,574,046
DST Systems, Inc.	12,744	1,225,463
Euronet Worldwide, Inc. (a)	19,197	1,527,121
Fidelity National Information Services, Inc.	126,683	9,364,407
First Data Corp., Class A (a)	120,075	1,679,849
Fiserv, Inc. (a)	86,566	8,525,020
FleetCor Technologies, Inc. (a)	35,851	6,284,680
Gartner, Inc. (a)	31,705	2,727,898
Genpact Ltd. (a)	58,201	1,338,041
Global Payments, Inc.	58,937	4,274,111
Jack Henry & Associates, Inc.	30,110	2,439,512
Leidos Holdings, Inc.	50,411	2,095,585
Paychex, Inc.	125,778	6,942,946
Sabre Corp.	79,207	2,045,917
Square, Inc., Class A (a)	19,164	214,637

Common Stocks	Shares	Value
IT Services (continued)
Teradata Corp. (a)	50,407	$1,358,973
Total System Services, Inc.	65,479	3,266,093
Vantiv, Inc., Class A (a)	59,346	3,463,433
VeriFone Systems, Inc. (a)	34,455	533,363
Western Union Co.	188,439	3,781,971
WEX, Inc. (a)	14,807	1,615,444
Xerox Corp.	394,036	3,849,732

		87,132,533
Leisure Products — 0.5%
Brunswick Corp.	34,639	1,506,797
Hasbro, Inc.	44,152	3,682,718
Mattel, Inc.	133,717	4,216,097
Polaris Industries, Inc.	24,275	1,859,708
Vista Outdoor, Inc. (a)	23,405	905,071

		12,170,391
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	126,805	5,524,894
Bio-Rad Laboratories, Inc., Class A (a)	8,001	1,264,798
Bio-Techne Corp.	14,051	1,461,163
Bruker Corp.	40,709	834,127
Charles River Laboratories International, Inc. (a)	19,036	1,444,452
Illumina, Inc. (a)	57,014	7,761,886
Mettler-Toledo International, Inc. (a)	10,283	4,155,155
Patheon NV (a)	12,452	316,156
PerkinElmer, Inc.	41,518	2,112,851
QIAGEN NV (a)	91,091	2,220,799
Quintiles Transnational Holdings, Inc. (a)	54,961	3,942,902
VWR Corp. (a)	30,405	836,442
Waters Corp. (a)	30,044	4,180,322

		36,055,947
Machinery — 3.5%
AGCO Corp.	26,776	1,367,718
Colfax Corp. (a)	38,098	1,211,136
Crane Co.	18,818	1,279,812
Cummins, Inc.	61,537	7,865,659
Donaldson Co., Inc.	48,569	1,773,740
Dover Corp.	60,334	4,035,741
Flowserve Corp.	51,919	2,198,770
Graco, Inc.	22,493	1,684,726
IDEX Corp.	28,995	2,506,328
Ingersoll-Rand PLC	100,644	6,772,335
ITT, Inc.	34,824	1,226,501
Lincoln Electric Holdings, Inc.	23,433	1,542,594
Manitowoc Foodservice, Inc. (a)	45,072	681,038
Middleby Corp. (a)	21,748	2,438,168
Nordson Corp.	21,936	2,196,452

6	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Oshkosh Corp.	27,922	$1,493,827
PACCAR, Inc.	132,923	7,300,131
Parker Hannifin Corp.	51,988	6,381,527
Pentair PLC	65,656	3,619,615
Snap-on, Inc.	22,094	3,404,685
Stanley Black & Decker, Inc.	58,259	6,632,205
Terex Corp.	41,448	989,778
Timken Co.	27,523	909,635
Toro Co.	40,884	1,957,526
Trinity Industries, Inc.	57,774	1,233,475
Valmont Industries, Inc.	8,558	1,094,996
WABCO Holdings, Inc. (a)	21,141	2,081,543
Wabtec Corp.	33,299	2,574,346
Xylem, Inc.	68,540	3,312,538

		81,766,545
Marine — 0.1%
Kirby Corp. (a)	20,715	1,221,149
Media — 2.0%
AMC Networks, Inc., Class A (a)	24,684	1,207,788
Cable One, Inc.	1,827	1,053,704
Cinemark Holdings, Inc.	40,578	1,615,004
Clear Channel Outdoor Holdings, Inc., Class A	14,126	81,224
Discovery Communications, Inc., Class A (a)	55,871	1,458,792
Discovery Communications, Inc., Class C (a)	95,497	2,397,930
Interpublic Group of Cos., Inc.	157,836	3,533,948
John Wiley & Sons, Inc., Class A	18,760	968,016
Liberty Broadband Corp., Class A (a)	10,345	671,908
Liberty Broadband Corp., Class C (a)	39,041	2,602,083
Liberty SiriusXM Group, Class A (a)	38,186	1,270,448
Liberty SiriusXM Group, Class C (a)	72,405	2,403,122
Lions Gate Entertainment Corp.	28,700	584,332
Live Nation Entertainment, Inc. (a)	50,521	1,397,916
Madison Square Garden Co., Class A (a)	7,206	1,192,521
News Corp., Class A	154,421	1,871,583
News Corp., Class B	43,462	538,929
Omnicom Group, Inc.	92,110	7,352,220
Regal Entertainment Group, Class A	30,954	665,821
Scripps Networks Interactive, Inc., Class A	32,871	2,115,578
Sirius XM Holdings, Inc. (a)	702,150	2,927,965
Starz, Class A (a)	32,866	1,033,964
TEGNA, Inc.	83,033	1,629,107
Tribune Media Co., Class A	32,698	1,065,955
Viacom, Inc., Class A	663	28,045

Common Stocks	Shares	Value
Media (continued)
Viacom, Inc., Class B	137,736	$5,173,364

		46,841,267
Metals & Mining — 1.5%
Arconic, Inc. (a)	172,636	4,958,106
Compass Minerals International, Inc.	13,067	938,864
Freeport-McMoRan, Inc.	517,964	5,790,838
Newmont Mining Corp.	206,399	7,645,019
Nucor Corp.	123,921	6,053,541
Reliance Steel & Aluminum Co.	26,649	1,832,918
Royal Gold, Inc.	26,361	1,814,164
Southern Copper Corp.	32,693	928,154
Steel Dynamics, Inc.	90,015	2,471,812
Tahoe Resources, Inc.	115,821	1,396,801
United States Steel Corp.	60,873	1,177,284

		35,007,501
Multi-Utilities — 2.9%
Alliant Energy Corp.	87,230	3,319,102
Ameren Corp.	94,825	4,736,509
CenterPoint Energy, Inc.	169,483	3,864,212
CMS Energy Corp.	108,318	4,565,604
Consolidated Edison, Inc.	117,621	8,886,267
DTE Energy Co.	69,624	6,684,600
MDU Resources Group, Inc.	74,522	1,953,222
NiSource, Inc.	118,166	2,748,541
Public Service Enterprise Group, Inc.	196,214	8,256,685
SCANA Corp.	50,918	3,735,344
Sempra Energy	96,731	10,359,890
Vectren Corp.	31,991	1,609,467
WEC Energy Group, Inc.	122,796	7,333,377

		68,052,820
Multiline Retail — 1.2%
Burlington Stores, Inc. (a)	26,871	2,013,713
Dillard’s, Inc., Class A	4,976	305,029
Dollar General Corp.	110,631	7,643,496
Dollar Tree, Inc. (a)	88,398	6,678,469
JC Penney Co., Inc. (a)	120,233	1,032,801
Kohl’s Corp.	72,702	3,180,713
Macy’s, Inc.	120,723	4,405,182
Nordstrom, Inc.	48,350	2,514,200

		27,773,603
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp. (a)	71,218	1,885,140
Cabot Oil & Gas Corp.	177,619	3,708,685
Cheniere Energy, Inc. (a)	79,094	2,981,844
Chesapeake Energy Corp. (a)	235,786	1,299,181
Cimarex Energy Co.	36,241	4,679,800

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc. (a)	55,074	$6,991,094
CONSOL Energy, Inc.	88,248	1,495,804
Continental Resources, Inc. (a)	33,852	1,655,701
Devon Energy Corp.	204,084	7,732,743
Diamondback Energy, Inc. (a)	31,058	2,835,285
Energen Corp.	37,633	1,886,542
EQT Corp.	67,752	4,471,632
Gulfport Energy Corp. (a)	48,791	1,176,351
Hess Corp.	110,708	5,310,663
HollyFrontier Corp.	63,330	1,580,084
Kosmos Energy Ltd. (a)	38,566	200,929
Laredo Petroleum, Inc. (a)	53,898	642,464
Marathon Oil Corp.	333,347	4,393,513
Marathon Petroleum Corp.	204,553	8,916,465
Murphy Oil Corp.	63,343	1,638,683
Murphy USA, Inc. (a)	14,347	986,787
Newfield Exploration Co. (a)	76,958	3,123,725
Noble Energy, Inc.	166,800	5,749,596
ONEOK, Inc.	80,860	3,916,050
Parsley Energy, Inc., Class A (a)	64,349	2,117,082
PBF Energy, Inc., Class A	37,303	813,205
QEP Resources, Inc.	95,816	1,539,763
Range Resources Corp.	79,375	2,682,081
Rice Energy, Inc. (a)	45,491	1,004,896
SM Energy Co.	34,136	1,147,994
Southwestern Energy Co. (a)	195,676	2,033,074
Targa Resources Corp.	61,854	2,715,391
Tesoro Corp.	46,827	3,978,890
Whiting Petroleum Corp. (a)	76,939	633,977
Williams Cos., Inc.	268,171	7,830,593
World Fuel Services Corp.	26,562	1,069,121
WPX Energy, Inc. (a)	134,865	1,464,634

		108,289,462
Paper & Forest Products — 0.3%
Domtar Corp.	24,387	876,712
International Paper Co.	159,522	7,183,276

		8,059,988
Personal Products — 0.4%
Coty, Inc., Class A (a)	178,846	4,111,669
Edgewell Personal Care Co. (a)	23,598	1,779,289
Herbalife Ltd. (a)	28,373	1,721,674
Nu Skin Enterprises, Inc., Class A	21,707	1,338,237

		8,950,869
Pharmaceuticals — 0.8%
Akorn, Inc. (a)	32,636	781,632
Endo International PLC (a)	82,625	1,549,219
Mallinckrodt PLC (a)	43,392	2,571,410
Perrigo Co. PLC	53,630	4,461,480

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	177,203	$8,470,303

		17,834,044
Professional Services — 1.0%
Dun & Bradstreet Corp.	13,943	1,740,784
Equifax, Inc.	45,382	5,626,006
ManpowerGroup, Inc.	28,532	2,191,258
Nielsen Holdings PLC	140,713	6,334,899
Robert Half International, Inc.	51,274	1,918,673
TransUnion (a)	21,004	656,165
Verisk Analytics, Inc. (a)	60,012	4,893,979

		23,361,764
Real Estate Investment Trusts (REITs) — 10.1%
AGNC Investment Corp.	127,029	2,548,202
Alexandria Real Estate Equities, Inc.	30,553	3,293,919
American Campus Communities, Inc.	49,802	2,595,182
American Homes 4 Rent, Class A	64,206	1,355,389
Annaly Capital Management, Inc.	390,128	4,041,726
Apartment Investment & Management Co., Class A	59,437	2,619,389
Apple Hospitality REIT, Inc.	63,323	1,141,714
AvalonBay Communities, Inc.	53,071	9,084,694
Boston Properties, Inc.	59,339	7,149,163
Brandywine Realty Trust	66,698	1,033,819
Brixmor Property Group, Inc.	72,983	1,855,228
Camden Property Trust	32,556	2,651,361
Care Capital Properties, Inc.	28,818	765,694
Chimera Investment Corp.	73,508	1,151,870
Columbia Property Trust, Inc.	52,147	1,099,259
Communications Sales & Leasing, Inc. (a)	46,826	1,331,263
Corporate Office Properties Trust	36,592	976,641
Corrections Corp. of America	36,252	523,841
CubeSmart	68,234	1,778,860
CyrusOne, Inc.	27,334	1,219,370
DCT Industrial Trust, Inc.	34,574	1,616,335
DDR Corp.	122,921	1,879,462
Digital Realty Trust, Inc.	57,421	5,364,844
Douglas Emmett, Inc.	53,395	1,948,918
Duke Realty Corp.	132,572	3,466,758
Empire State Realty Trust, Inc., Class A	47,341	926,463
EPR Properties	24,245	1,763,096
Equinix, Inc.	26,987	9,641,915
Equity Commonwealth (a)	46,744	1,412,136
Equity Lifestyle Properties, Inc.	30,985	2,349,902
Equity One, Inc.	35,292	1,005,822
Essex Property Trust, Inc.	25,375	5,432,534
Extra Space Storage, Inc.	46,210	3,380,262
Federal Realty Investment Trust	27,331	3,969,281

8	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Forest City Realty Trust, Inc., Class A	87,426	$1,887,527
Gaming and Leisure Properties, Inc.	75,870	2,490,812
General Growth Properties, Inc.	224,538	5,602,223
HCP, Inc.	181,721	6,223,944
Healthcare Trust of America, Inc., Class A	51,765	1,584,009
Highwoods Properties, Inc.	36,719	1,822,364
Hospitality Properties Trust	62,358	1,706,115
Host Hotels & Resorts, Inc.	287,831	4,455,624
Kilroy Realty Corp.	36,081	2,591,698
Kimco Realty Corp.	157,866	4,200,814
Lamar Advertising Co., Class A	31,574	2,003,370
Liberty Property Trust	56,082	2,267,395
Life Storage, Inc.	17,519	1,412,907
Macerich Co.	54,832	3,881,009
MFA Financial, Inc.	143,468	1,048,751
Mid-America Apartment Communities, Inc.	28,899	2,680,382
National Retail Properties, Inc.	54,624	2,491,947
NorthStar Realty Finance Corp.	73,600	1,068,672
Omega Healthcare Investors, Inc.	73,485	2,339,028
Outfront Media, Inc.	53,196	1,144,246
Paramount Group, Inc.	75,476	1,173,652
Piedmont Office Realty Trust, Inc., Class A	55,815	1,143,091
Post Properties, Inc.	19,844	1,305,537
Prologis, Inc.	203,285	10,603,346
Rayonier, Inc.	51,916	1,392,387
Realty Income Corp.	100,851	5,974,413
Regency Centers Corp.	40,727	2,935,195
Retail Properties of America, Inc., Class A	91,223	1,420,342
Senior Housing Properties Trust	89,698	1,907,876
SL Green Realty Corp.	38,191	3,751,120
Spirit Realty Capital, Inc.	182,883	2,178,137
Starwood Property Trust, Inc.	93,415	2,077,550
STORE Capital Corp.	58,069	1,584,703
Sun Communities, Inc.	25,540	1,964,792
Tanger Factory Outlet Centers, Inc.	36,005	1,252,974
Taubman Centers, Inc.	22,370	1,620,930
Two Harbors Investment Corp.	134,596	1,121,185
UDR, Inc.	103,627	3,623,836
Ventas, Inc.	131,400	8,902,350
VEREIT, Inc.	384,916	3,618,210
Vornado Realty Trust	66,643	6,183,138
Weingarten Realty Investors	44,745	1,620,216
Welltower, Inc.	138,583	9,497,093
Weyerhaeuser Co.	288,473	8,633,997
WP Carey, Inc.	41,842	2,541,483

		233,304,702

Common Stocks	Shares	Value
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A (a)	118,385	$3,049,598
Howard Hughes Corp. (a)	15,023	1,649,976
Jones Lang LaSalle, Inc.	18,179	1,760,636
Realogy Holdings Corp.	54,492	1,247,322

		7,707,532
Road & Rail — 0.7%
AMERCO, Inc.	1,905	614,153
Avis Budget Group, Inc. (a)	32,469	1,050,697
Genesee & Wyoming, Inc., Class A (a)	21,949	1,491,215
Hertz Global Holdings, Inc. (a)	23,311	772,759
JB Hunt Transport Services, Inc.	34,934	2,850,964
Kansas City Southern	41,472	3,639,583
Landstar System, Inc.	17,214	1,224,776
Old Dominion Freight Line, Inc. (a)	26,702	1,994,105
Ryder System, Inc.	20,756	1,440,259

		15,078,511
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	119,197	7,640,528
Cree, Inc. (a)	38,664	862,207
Cypress Semiconductor Corp.	121,816	1,214,506
First Solar, Inc. (a)	28,994	1,173,967
KLA-Tencor Corp.	61,038	4,584,564
Lam Research Corp.	62,275	6,031,956
Linear Technology Corp.	93,068	5,589,664
Marvell Technology Group Ltd.	161,229	2,100,814
Maxim Integrated Products, Inc.	110,534	4,380,462
Microchip Technology, Inc.	82,192	4,976,726
Micron Technology, Inc. (a)	403,629	6,926,274
NVIDIA Corp.	198,412	14,118,998
ON Semiconductor Corp. (a)	165,725	1,934,011
Qorvo, Inc. (a)	50,514	2,811,104
Skyworks Solutions, Inc.	73,980	5,692,021
SunPower Corp. (a)(b)	1,442	10,440
Teradyne, Inc.	77,535	1,805,790
Xilinx, Inc.	99,036	5,037,961

		76,891,993
Software — 3.4%
Allscripts Healthcare Solutions, Inc. (a)	72,752	873,751
ANSYS, Inc. (a)	34,716	3,171,307
Atlassian Corp. PLC, Class A (a)	9,660	259,468
Autodesk, Inc. (a)	83,020	6,000,685
CA, Inc.	111,411	3,424,774
Cadence Design Systems, Inc. (a)	114,454	2,927,733
CDK Global, Inc.	59,493	3,248,913
Citrix Systems, Inc. (a)	60,861	5,161,013
Electronic Arts, Inc. (a)	113,493	8,911,470
FireEye, Inc. (a)	44,966	522,505
Fortinet, Inc. (a)	58,468	1,874,484

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Software (continued)
Guidewire Software, Inc. (a)	27,773	$1,595,559
Manhattan Associates, Inc. (a)	27,514	1,393,309
NetSuite, Inc. (a)	15,373	1,431,534
Nuance Communications, Inc. (a)	85,646	1,200,757
PTC, Inc. (a)	43,640	2,070,282
Red Hat, Inc. (a)	70,873	5,489,114
ServiceNow, Inc. (a)	61,768	5,430,025
Splunk, Inc. (a)	51,758	3,115,314
SS&C Technologies Holdings, Inc.	64,355	2,054,855
Symantec Corp.	239,909	6,004,922
Synopsys, Inc. (a)	57,766	3,426,101
Tableau Software, Inc., Class A (a)	22,376	1,075,167
Tyler Technologies, Inc. (a)	12,666	2,031,626
Ultimate Software Group, Inc. (a)	10,522	2,220,037
Workday, Inc., Class A (a)	45,988	3,986,240
Zynga, Inc., Class A (a)	287,105	806,765

		79,707,710
Specialty Retail — 3.6%
Advance Auto Parts, Inc.	27,755	3,887,920
AutoNation, Inc. (a)	25,026	1,097,891
AutoZone, Inc. (a)	11,429	8,482,147
Bed Bath & Beyond, Inc.	59,129	2,389,994
Best Buy Co., Inc.	108,392	4,217,533
Cabela’s, Inc. (a)	19,472	1,199,670
CarMax, Inc. (a)	75,770	3,783,954
CST Brands, Inc.	28,628	1,374,717
Dick’s Sporting Goods, Inc.	33,853	1,883,919
Foot Locker, Inc.	52,922	3,533,602
GameStop Corp., Class A	33,641	809,066
Gap, Inc.	88,592	2,444,253
L Brands, Inc.	94,498	6,821,811
Michaels Cos., Inc. (a)	36,022	837,511
O’Reilly Automotive, Inc. (a)	36,750	9,718,170
Penske Automotive Group, Inc.	14,446	646,458
Ross Stores, Inc.	153,819	9,619,840
Sally Beauty Holdings, Inc. (a)	55,824	1,448,075
Signet Jewelers Ltd.	30,655	2,491,025
Staples, Inc.	246,499	1,824,093
Tiffany & Co.	43,116	3,165,577
Tractor Supply Co.	52,549	3,291,144
Ulta Salon Cosmetics & Fragrance, Inc. (a)	22,854	5,561,292
Urban Outfitters, Inc. (a)	34,744	1,162,187
Williams-Sonoma, Inc.	33,957	1,569,492

		83,261,341
Technology Hardware, Storage & Peripherals — 0.6%
Lexmark International, Inc., Class A	24,074	955,497
NCR Corp. (a)	47,848	1,677,072
NetApp, Inc.	113,658	3,857,553

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	110,100	$6,434,244

		12,924,366
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	20,135	1,738,456
Coach, Inc.	109,257	3,921,234
Hanesbrands, Inc.	148,060	3,805,142
Kate Spade & Co. (a)	43,364	726,347
lululemon athletica, Inc. (a)	37,168	2,127,868
Michael Kors Holdings Ltd. (a)	64,108	3,255,404
PVH Corp.	31,766	3,398,327
Ralph Lauren Corp.	22,719	2,228,734
Skechers U.S.A., Inc., Class A (a)	41,347	869,527
Under Armour, Inc., Class A (a)(b)	73,077	2,272,695
Under Armour, Inc., Class C (a)	70,841	1,831,948

		26,175,682
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	186,149	2,673,100
People’s United Financial, Inc.	117,655	1,910,717
TFS Financial Corp.	21,161	377,089

		4,960,906
Trading Companies & Distributors — 0.8%
Air Lease Corp.	37,380	1,131,119
Fastenal Co.	112,628	4,390,239
HD Supply Holdings, Inc. (a)	77,264	2,549,712
Herc Holdings, Inc. (a)	5,351	161,012
MSC Industrial Direct Co., Inc., Class A	18,179	1,323,431
United Rentals, Inc. (a)	35,126	2,657,633
W.W. Grainger, Inc.	21,559	4,486,859
Watsco, Inc.	9,945	1,365,349
WESCO International, Inc. (a)	19,873	1,077,117

		19,142,471
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	29,277	2,395,151
Water Utilities — 0.3%
American Water Works Co., Inc.	69,450	5,142,078
Aqua America, Inc.	71,557	2,196,800

		7,338,878
Wireless Telecommunication Services — 0.4%
SBA Communications Corp., Class A (a)	48,774	5,525,119
Sprint Corp. (a)	290,784	1,791,230
Telephone & Data Systems, Inc.	36,848	952,152
United States Cellular Corp. (a)	5,144	180,297

		8,448,798

10	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	Blackrock Midcap Index Fund

		Value
Total Long-Term Investments (Cost — $2,174,311,108) — 98.6%		$2,280,690,035

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (c)(d)	62,863,979	62,863,979

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (c)(d)(e)	$2,489	2,489,338
Total Short-Term Securities (Cost — $65,353,076) — 2.8%		65,353,317
Total Investments (Cost — $2,239,664,184*) — 101.4%		2,346,043,352
Liabilities in Excess of Other Assets — (1.4)%		(33,278,256)

Net Assets — 100.0%		$2,312,765,096

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,247,918,249

Gross unrealized appreciation	$211,431,285
Gross unrealized depreciation	(113,306,182)

Net unrealized appreciation	$98,125,103

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2016	Net Activity	Shares/ Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	62,863,979	62,863,979	$62,863,979	$9,913		—
BlackRock Premier Government Institutional Fund	38,232,137	(38,232,137)	—	—	11,433		—
SL Liquidity Series, LLC, Money Market Series	$4,519,466	(2,030,377)	$2,489,089	2,489,338	65,802	[1]	$200
Total				$65,353,317	$87,148		$200

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the SL Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

12	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
67	S&P 500 E-Mini Index	December 2016	$7,102,335	$(71,284)
159	S&P MidCap 400 E-Mini Index	December 2016	$23,958,120	(315,596)
Total				$(386,880)

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016	13

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,280,690,035	—	—	$2,280,690,035
Short-Term Securities	62,863,979	—	—	62,863,979

Subtotal	$2,343,554,014	—	—	$2,343,554,014

Investments valued at NAV[2]				2,489,338

Total				$2,346,043,352

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(386,880)	—	—	$(386,880)
[1] See above Schedule of Investments for values in each sector.
[2] As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,313,000	—	—	$1,313,000
Cash pledged for futures contracts	1,870,650	—	—	1,870,650
Liabilities:
Collateral on securities loaned at value	—	$(2,489,338)	—	(2,489,338)

Total	$3,183,650	$(2,489,338)	—	$694,312

During the period ended October 31, 2016, there were no transfers between levels.

14	BLACKROCK MIDCAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Multifactor USA Index Fund of BlackRock Funds (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Autoliv, Inc.	446	$43,164
Northrop Grumman Corp.	868	198,772

		241,936
Airlines — 1.3%
American Airlines Group, Inc.	725	29,435
Delta Air Lines, Inc.	970	40,517
Southwest Airlines Co.	827	33,121
United Continental Holdings, Inc. (a)	434	24,404

		127,477
Auto Components — 1.8%
Delphi Automotive PLC	1,382	89,927
Goodyear Tire & Rubber Co.	1,336	38,784
Lear Corp.	378	46,411

		175,122
Automobiles — 2.2%
General Motors Co.	6,877	217,313
Banks — 0.7%
Citizens Financial Group, Inc.	2,683	70,670
Beverages — 0.8%
Dr. Pepper Snapple Group, Inc.	943	82,786
Biotechnology — 2.4%
Gilead Sciences, Inc.	2,912	214,410
United Therapeutics Corp. (a)	223	26,776

		241,186
Building Products — 0.3%
AO Smith Corp.	760	34,329
Capital Markets — 0.9%
Eaton Vance Corp.	585	20,510
Raymond James Financial, Inc.	657	39,499
SEI Investments Co.	707	31,341

		91,350
Chemicals — 2.7%
Celanese Corp., Series A	747	54,471
Eastman Chemical Co.	752	54,076
LyondellBasell Industries NV, Class A	1,839	146,293
Mosaic Co.	517	12,165

		267,005
Communications Equipment — 0.2%
Juniper Networks, Inc.	704	18,543
Construction & Engineering — 0.7%
Fluor Corp.	718	37,329

Common Stocks	Shares	Value
Construction & Engineering (continued)
Jacobs Engineering Group, Inc. (a)	625	$32,237

		69,566
Containers & Packaging — 0.3%
Avery Dennison Corp.	455	31,754
Distributors — 0.7%
Genuine Parts Co.	757	68,577
Diversified Financial Services — 0.4%
Nasdaq, Inc.	593	37,934
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	8,028	295,350
CenturyLink, Inc.	2,769	73,600

		368,950
Electric Utilities — 4.6%
Edison International	1,617	118,817
Entergy Corp.	905	66,681
Exelon Corp.	4,673	159,209
FirstEnergy Corp.	2,153	73,826
Pinnacle West Capital Corp.	572	43,546

		462,079
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	661	79,135
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc. (a)	474	28,971
Avnet, Inc.	648	27,183
Corning, Inc.	5,449	123,747
Flextronics International Ltd. (a)	2,739	38,866
FLIR Systems, Inc.	717	23,604
TE Connectivity Ltd.	1,815	114,109

		356,480
Energy Equipment & Services — 0.3%
Helmerich & Payne, Inc.	542	34,206
Food Products — 4.3%
Archer-Daniels-Midland Co.	2,981	129,882
Campbell Soup Co.	1,024	55,644
Hormel Foods Corp.	1,476	56,826
Ingredion, Inc.	364	47,746
McCormick & Co., Inc.	320	30,678
Tyson Foods, Inc., Class A	1,524	107,976

		428,752
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. (a)	1,074	102,266
ResMed, Inc.	722	43,154
Varian Medical Systems, Inc. (a)	487	44,186

		189,606

BLACKROCK MULTIFACTOR USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Health Care Providers & Services — 9.9%
Aetna, Inc.	1,776	$190,654
Anthem, Inc.	1,332	162,317
Cardinal Health, Inc.	1,653	113,545
Cigna Corp.	1,300	154,479
Henry Schein, Inc. (a)	416	62,067
Humana, Inc.	756	129,677
MEDNAX, Inc. (a)	477	29,216
Patterson Cos., Inc.	430	18,365
Quest Diagnostics, Inc.	716	58,311
UnitedHealth Group, Inc.	104	14,698
Universal Health Services, Inc., Class B	459	55,406

		988,735
Household Durables — 0.6%
Leggett & Platt, Inc.	692	31,749
Whirlpool Corp.	170	25,469

		57,218
Insurance — 15.5%
Aflac, Inc.	2,099	144,558
American International Group, Inc.	3,648	225,082
Arch Capital Group Ltd. (a)	623	48,575
Assurant, Inc.	321	25,847
Axis Capital Holdings Ltd.	484	27,573
Cincinnati Financial Corp.	790	55,916
Everest Re Group Ltd.	216	43,960
FNF Group	1,260	45,247
Hartford Financial Services Group, Inc.	1,998	88,132
Lincoln National Corp.	1,209	59,350
Loews Corp.	1,459	62,781
Markel Corp. (a)	71	62,297
MetLife, Inc.	3,554	166,896
Principal Financial Group, Inc.	1,467	80,098
Progressive Corp.	2,970	93,585
Torchmark Corp.	585	37,095
Travelers Cos., Inc.	1,482	160,323
Unum Group	1,218	43,117
W.R. Berkley Corp.	508	29,007
XL Group Ltd.	1,433	49,725

		1,549,164
IT Services — 4.9%
Accenture PLC, Class A	1,945	226,087
Broadridge Financial Solutions, Inc.	604	39,055
Paychex, Inc.	1,651	91,135
Total System Services, Inc.	835	41,650
Western Union Co.	2,483	49,834
Xerox Corp.	4,390	42,890

		490,651

Common Stocks	Shares	Value
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	1,661	$72,370
Mettler-Toledo International, Inc. (a)	137	55,359
Waters Corp. (a)	413	57,465

		185,194
Machinery — 0.2%
AGCO Corp.	346	17,674
Media — 1.0%
Omnicom Group, Inc.	1,208	96,423
Metals & Mining — 0.8%
Nucor Corp.	1,616	78,942
Multi-Utilities — 3.6%
Alliant Energy Corp.	563	21,422
Ameren Corp.	1,229	61,389
Consolidated Edison, Inc.	1,537	116,120
Public Service Enterprise Group, Inc.	2,568	108,062
SCANA Corp.	687	50,398

		357,391
Multiline Retail — 0.7%
Kohl’s Corp.	947	41,431
Nordstrom, Inc.	649	33,748

		75,179
Oil, Gas & Consumable Fuels — 5.2%
Exxon Mobil Corp.	9	750
HollyFrontier Corp.	834	20,808
Marathon Petroleum Corp.	2,666	116,211
Phillips 66	2,397	194,516
Tesoro Corp.	609	51,747
Valero Energy Corp.	2,367	140,221

		524,253
Professional Services — 0.5%
ManpowerGroup, Inc.	369	28,339
Robert Half International, Inc.	669	25,034

		53,373
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	234	22,663
Road & Rail — 0.1%
AMERCO, Inc.	35	11,284
Semiconductors & Semiconductor Equipment — 2.2%
Marvell Technology Group Ltd.	2,199	28,653
NVIDIA Corp.	2,692	191,563

		220,216
Software — 2.7%
CA, Inc.	1,581	48,600

2	BLACKROCK MULTIFACTOR USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Software (continued)
CDK Global, Inc.	681	$37,189
Intuit, Inc.	1,233	134,076
Microsoft Corp.	56	3,356
Synopsys, Inc. (a)	767	45,491

		268,712
Specialty Retail — 6.5%
Best Buy Co., Inc.	1,474	57,353
Dick’s Sporting Goods, Inc.	458	25,488
Foot Locker, Inc.	698	46,605
Gap, Inc.	1,199	33,080
O’Reilly Automotive, Inc. (a)	489	129,311
Ross Stores, Inc.	2,038	127,457
Staples, Inc.	3,282	24,287
TJX Cos., Inc.	2,794	206,058

		649,639
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	1,198	136,021
Hewlett Packard Enterprise Co.	8,704	195,579
NetApp, Inc.	1,457	49,451
Seagate Technology PLC	1,507	51,705

		432,756

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 0.3%
People’s United Financial, Inc.	1,614	$26,211
Total Long-Term Investments (Cost — $9,821,273) — 98.1%		9,800,434

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (b)(c)	63,020	63,020
Total Short-Term Securities (Cost — $63,020) — 0.6%		63,020
Total Investments (Cost — $9,884,293*) — 98.7%		9,863,454
Other Assets Less Liabilities — 1.3%		129,085

Net Assets — 100.0%		$9,992,539

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,884,293

Gross unrealized appreciation	$447,663
Gross unrealized depreciation	(468,502)

Net unrealized depreciation	$(20,839)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	63,020	63,020	$63,020	$6
BlackRock Premier Government Institutional Fund	105,026	(105,026)	—	—	39
Total				$—	$45

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MULTIFACTOR USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	3

Schedule of Investments (concluded)	BlackRock Multifactor USA Index Fund of BlackRock Funds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$9,800,434	—	—	$9,800,434
Short-Term Securities	63,020	—	—	63,020

Total	$9,863,454	—	—	$9,863,454

During the period ended October 31, 2016, there were no transfers between levels.

4	BLACKROCK MULTIFACTOR USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Multifactor International Index Fund of BlackRock Funds (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.9%
Bendigo & Adelaide Bank Ltd.	3,485	$29,430
Cochlear Ltd.	438	42,557
Dexus Property Group	6,928	47,063
Domino’s Pizza Enterprises Ltd.	469	22,848
Flight Centre Travel Group Ltd.	425	10,920
GPT Group	13,735	48,558
Harvey Norman Holdings Ltd.	4,248	16,268
Incitec Pivot Ltd.	12,873	28,791
Lend Lease Group (a)	4,221	43,240
Platinum Asset Management Ltd.	1,794	6,794
Qantas Airways Ltd.	3,941	9,158
REA Group Ltd.	403	15,629
TPG Telecom Ltd.	2,594	14,874
Treasury Wine Estates Ltd.	5,642	45,996
Vocus Communications Ltd.	3,846	16,675

		398,801
Belgium — 1.6%
Ageas	1,540	56,262
Colruyt SA	515	27,680
Proximus	1,163	33,288
Umicore SA	728	44,249

		161,479
Canada — 4.2%
Cameco Corp.	3,026	23,305
CCL Industries, Inc., Class B	213	37,880
Constellation Software, Inc.	146	68,396
Empire Co. Ltd., Class A	1,258	18,120
Industrial Alliance Insurance & Financial Services, Inc.	784	30,359
Jean Coutu Group PJC, Inc., Class A	639	9,623
Keyera Corp.	1,396	41,902
Linamar Corp.	374	15,210
Magna International, Inc.	3,075	126,251
Metro, Inc.	1,821	56,288

		427,334
Denmark — 4.3%
Chr Hansen Holding A/S	756	45,275
Coloplast A/S, Class B	927	64,577
DSV A/S	1,472	71,274
Genmab A/S (b)	434	71,469
Pandora A/S	888	115,489
TDC A/S (b)	6,196	34,162
Tryg A/S	880	17,161
William Demant Holding A/S (b)	936	17,416

		436,823
Finland — 2.9%
Elisa OYJ	1,088	36,656
Kone OYJ, Class B	1,037	47,714
Neste Oil OYJ	980	42,279

Common Stocks	Shares	Value
Finland (continued)
Orion OYJ, Class B	783	$33,328
Stora Enso OYJ, Class R	4,211	39,794
UPM-Kymmene OYJ	4,080	94,907

		294,678
France — 6.5%
AtoS SE	673	69,839
AXA SA	4,881	110,127
Cap Gemini SA	399	33,044
CNP Assurances	1,312	22,721
Renault SA	1,470	127,834
SCOR SE	1,248	40,415
Societe BIC SA	220	30,495
Technip SA	819	54,357
Thales SA	807	75,926
Valeo SA	1,823	105,196

		669,954
Germany — 5.2%
Covestro AG (c)	542	32,096
Deutsche Lufthansa AG, Registered Shares	1,776	22,731
Fuchs Petrolub SE, Preference Shares	532	23,812
Hannover Rueck SE	461	51,430
HeidelbergCement AG	1,078	101,977
Infineon Technologies AG	8,716	156,760
K+S AG, Registered Shares	1,461	29,585
Metro AG	1,363	40,827
OSRAM Licht AG	681	38,678
United Internet AG, Registered Shares	939	38,607

		536,503
Hong Kong — 3.4%
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	20,500	20,303
Hysan Development Co. Ltd.	5,000	23,077
Kerry Properties Ltd.	5,000	15,832
New World Development Co. Ltd.	42,000	52,216
NWS Holdings Ltd.	12,000	21,232
Sino Land Co. Ltd.	24,000	40,751
WH Group Ltd. (c)	45,000	36,445
Wharf Holdings Ltd.	11,000	82,475
Wheelock & Co. Ltd.	6,000	36,925
Yue Yuen Industrial Holdings Ltd.	5,500	20,945

		350,201
Ireland — 0.7%
DCC PLC	677	55,080
Ryanair Holdings PLC, — ADR (b)	229	17,196

		72,276

BLACKROCK MULTIFACTOR INTERNATIONAL INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Israel — 1.1%
Bank Hapoalim BM	8,105	$46,747
Bank Leumi Le-Israel BM (b)	10,683	40,308
Mizrahi Tefahot Bank Ltd.	1,064	13,856
Taro Pharmaceutical Industries Ltd. (b)	115	11,674

		112,585
Italy — 0.2%
UnipolSai SpA	8,486	16,217
Japan — 26.3%
Air Water, Inc.	1,000	18,710
Alfresa Holdings Corp.	1,400	29,588
Amada Holdings Co. Ltd.	2,600	29,617
Aozora Bank Ltd.	9,000	29,737
Bank of Kyoto Ltd.	2,000	14,667
Brother Industries Ltd.	1,800	33,029
Casio Computer Co. Ltd.	700	9,750
Chiba Bank Ltd.	5,000	30,924
Chugoku Bank Ltd.	1,200	16,101
Daicel Corp.	2,200	28,928
Daito Trust Construction Co. Ltd.	500	83,789
FamilyMart UNY Holdings Co. Ltd.	600	37,632
Fuji Heavy Industries Ltd.	4,500	175,844
Fukuoka Financial Group, Inc.	6,000	25,965
Hachijuni Bank Ltd.	3,100	16,900
Hino Motors Ltd.	1,700	18,530
Hiroshima Bank Ltd.	4,000	17,119
Hitachi Chemical Co. Ltd.	800	18,701
Hitachi High-Technologies Corp.	500	20,853
Hitachi Metals Ltd.	1,600	19,999
Idemitsu Kosan Co. Ltd.	700	16,086
Iida Group Holdings Co. Ltd.	1,100	21,262
ITOCHU Corp.	11,400	143,967
Iyo Bank Ltd.	1,900	11,677
Japan Airlines Co. Ltd.	900	26,561
JSR Corp.	1,500	22,795
JX Holdings, Inc.	16,200	64,009
Kakaku.com, Inc.	1,100	18,481
Kamigumi Co. Ltd.	2,000	17,077
Kaneka Corp.	2,000	16,547
Keisei Electric Railway Co. Ltd.	1,000	24,110
Koito Manufacturing Co. Ltd.	900	47,252
Konami Holdings Corp.	700	27,645
Konica Minolta, Inc.	3,500	31,350
Kose Corp.	200	18,246
Kuraray Co. Ltd.	2,700	40,933
Kyushu Financial Group, Inc.	2,700	17,953
Marubeni Corp.	12,600	66,210
Maruichi Steel Tube Ltd.	400	12,896
Medipal Holdings Corp.	1,000	17,086
Miraca Holdings, Inc.	400	19,310
Mitsubishi Chemical Holdings Corp.	10,400	68,286

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Gas Chemical Co., Inc.	1,500	$23,086
Mitsubishi Materials Corp.	900	25,786
Mitsubishi Motors Corp.	5,300	29,422
Mixi, Inc.	400	14,695
Nexon Co. Ltd.	1,300	22,130
NH Foods Ltd.	1,000	23,964
NHK Spring Co. Ltd.	1,600	15,145
Nippon Electric Glass Co. Ltd.	3,000	16,320
Nippon Telegraph & Telephone Corp.	5,100	226,118
Nisshin Seifun Group, Inc.	1,500	22,095
NOK Corp.	700	15,775
Obic Co. Ltd.	500	25,974
Oji Holdings Corp.	7,000	29,597
Oracle Corp. Japan	300	16,327
Osaka Gas Co. Ltd.	15,000	62,388
Otsuka Corp.	400	19,031
Park24 Co. Ltd.	800	24,719
Pola Orbis Holdings, Inc.	200	16,642
Ryohin Keikaku Co. Ltd.	200	42,720
Santen Pharmaceutical Co. Ltd.	2,800	40,831
Sekisui Chemical Co. Ltd.	3,100	48,821
Shimamura Co. Ltd.	200	25,603
Sohgo Security Services Co. Ltd.	500	22,772
Stanley Electric Co. Ltd.	1,200	33,041
Start Today Co. Ltd.	1,500	26,286
Sumitomo Heavy Industries Ltd.	4,000	21,058
Sumitomo Rubber Industries Ltd.	1,300	21,809
Sundrug Co. Ltd.	300	23,599
Suzuken Co. Ltd.	600	19,271
Takashimaya Co. Ltd.	2,000	16,312
Teijin Ltd.	1,400	27,050
Toho Gas Co. Ltd.	3,000	27,820
Tokyo Electric Power Co. Holdings, Inc. (b)	11,100	43,008
Toppan Printing Co. Ltd.	4,000	37,616
Toyo Suisan Kaisha Ltd.	700	28,360
Toyoda Gosei Co. Ltd.	500	11,457
Tsuruha Holdings, Inc.	300	34,615
Yamada Denki Co. Ltd.	4,800	24,811
Yamaguchi Financial Group, Inc.	2,000	22,049
Yokogawa Electric Corp.	1,700	23,880
Yokohama Rubber Co. Ltd.	800	13,890

		2,692,015
Netherlands — 4.1%
Aegon NV	14,447	62,497
Koninklijke Ahold Delhaize NV	9,764	222,740
Koninklijke Boskalis Westminster NV	671	21,641
Koninklijke Vopak NV	538	27,154

2	BLACKROCK MULTIFACTOR INTERNATIONAL INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Netherlands (continued)
NN Group NV	2,680	$80,729

		414,761
Norway — 0.1%
Yara International ASA	192	6,782
Singapore — 0.7%
Golden Agri-Resources Ltd.	54,000	14,911
Singapore Exchange Ltd.	6,100	31,079
UOL Group Ltd.	3,700	15,049
Yangzijiang Shipbuilding Holdings Ltd.	14,700	7,859

		68,898
Spain — 0.2%
Enagas SA	87	2,494
Zardoya Otis SA	2,327	19,598

		22,092
Sweden — 0.8%
Boliden AB	2,087	48,369
Securitas AB, Class B	2,394	36,949

		85,318
Switzerland — 13.2%
Actelion Ltd., Registered Shares (b)	786	113,574
Adecco SA, Registered Shares	1,265	75,116
Aryzta AG (b)	667	29,309
Baloise Holding AG, Registered Shares	382	46,997
EMS-Chemie Holding AG, Registered Shares	63	31,622
Galenica AG	30	30,078
Geberit AG, Registered Shares	289	122,180
Givaudan SA, Registered Shares	53	102,506
Kuehne & Nagel International AG, Registered Shares	413	55,979
Lonza Group AG, Registered Shares (b)	405	76,424
Partners Group Holding AG	133	67,330
Schindler Holding AG, Participation Certificates	339	62,978
Schindler Holding AG, Registered Shares	157	29,062
SGS SA, Registered Shares	42	85,012
Sika AG, Bearer Shares	17	81,710
Swiss Life Holding AG, Registered Shares (b)	246	65,100
Swiss Prime Site AG, Registered Shares (b)	532	44,124
Swiss Re AG	2,526	234,442

		1,353,543

Common Stocks	Shares	Value
United Kingdom — 18.5%
3i Group PLC	7,433	$60,930
Admiral Group PLC	1,615	37,838
Auto Trader Group PLC (c)	7,256	33,243
BAE Systems PLC	24,204	160,370
Barratt Developments PLC	7,661	42,484
Berkeley Group Holdings PLC	993	28,640
Bunzl PLC	2,562	68,783
Cobham PLC	13,054	22,776
Croda International PLC	1,004	42,936
Direct Line Insurance Group PLC	10,510	44,463
Dixons Carphone PLC	7,481	28,761
easyJet PLC	1,215	13,933
GKN PLC	13,101	51,092
Hargreaves Lansdown PLC	1,994	28,268
ICAP PLC	4,233	25,099
IMI PLC	2,079	25,253
Imperial Brands PLC	4,506	217,963
Investec PLC	2,658	16,496
ITV PLC	27,735	57,820
J. Sainsbury PLC	10,293	31,559
Meggitt PLC	5,925	31,521
Mondi PLC	2,807	54,780
Persimmon PLC	2,351	48,665
Petrofac Ltd.	1,980	19,500
Provident Financial PLC	1,126	40,593
Randgold Resources Ltd.	715	63,497
RELX PLC	8,463	151,066
Sage Group PLC	8,250	72,789
Segro PLC	5,705	30,556
Smith & Nephew PLC	6,837	98,838
Smiths Group PLC	3,020	52,331
Tate & Lyle PLC	3,565	33,999
Taylor Wimpey PLC	24,911	43,139
Travis Perkins PLC	1,899	30,896
William Hill PLC	6,761	24,458
WM Morrison Supermarkets PLC	16,956	46,939
Wolseley PLC	119	6,172

		1,888,446
Total Investments (Cost — $9,793,390*) — 97.9%		10,008,706
Other Assets Less Liabilities — 2.1%		217,017

Net Assets — 100.0%		$10,225,723

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,803,694

Gross unrealized appreciation	$628,521
Gross unrealized depreciation	(423,509)

Net unrealized appreciation	$205,012

BLACKROCK MULTIFACTOR INTERNATIONAL INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund of BlackRock Funds

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	$1
BlackRock Premier Government Institutional Fund	5,173	(5,173)	—	—	2
Total				—	$3

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	Euro Stoxx 50 Index	December 2016	$33,514	$816
1	FTSE 100 Index	December 2016	$84,811	3,548
Total				$4,364

Portfolio Abbreviations

ADR	American Depositary Receipts

4	BLACKROCK MULTIFACTOR INTERNATIONAL INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund of BlackRock Funds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$398,801	—	$398,801
Belgium	—	161,479	—	161,479
Canada	$427,334	—	—	427,334
Denmark	—	436,823	—	436,823
Finland	—	294,678	—	294,678
France	—	669,954	—	669,954
Germany	—	536,503	—	536,503
Hong Kong	—	350,201	—	350,201
Ireland	17,196	55,080	—	72,276
Israel	11,674	100,911	—	112,585
Italy	—	16,217	—	16,217
Japan	—	2,692,015	—	2,692,015
Netherlands	—	414,761	—	414,761
Norway	—	6,782	—	6,782
Singapore	—	68,898	—	68,898
Spain	—	22,092	—	22,092
Sweden	—	85,318	—	85,318
Switzerland	—	1,353,543	—	1,353,543
United Kingdom	—	1,888,446	—	1,888,446

Total	$456,204	$9,552,502	—	$10,008,706

BLACKROCK MULTIFACTOR INTERNATIONAL INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock Multifactor International Index Fund of BlackRock Funds

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$4,364	—	—	$4,364
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$7,518	—	—	$7,518
Foreign currency at value	73,378	—	—	73,378
Liabilities:
Bank overdraft	—	$(2,614)	—	(2,614)

Total	$80,896	$(2,614)	—	$78,282

During the period ended October 31, 2016, there were no transfers between levels.

6	BLACKROCK MULTIFACTOR INTERNATIONAL INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.8%
AGL Energy Ltd.	4,938	$71,934
Commonwealth Bank of Australia	229	12,749
CSL Ltd.	193	14,727
GPT Group	7,641	27,014
Healthscope Ltd.	9,181	15,401
Scentre Group	5,623	17,997
Sonic Healthcare Ltd.	4,050	62,987
Stockland	3,765	12,644
Telstra Corp. Ltd.	28,366	107,278
Transurban Group (a)	3,967	31,302
Vicinity Centres	21,065	45,938
Wesfarmers Ltd.	2,232	69,502
Westfield Corp.	3,497	23,632
Woolworths Ltd.	2,182	39,159

		552,264
Belgium — 1.5%
Colruyt SA	852	45,793
Proximus	2,139	61,224
UCB SA	553	37,422

		144,439
Denmark — 1.7%
Coloplast A/S, Class B	415	28,910
Novo Nordisk A/S, Class B	1,262	44,959
TDC A/S (b)	4,813	26,537
Tryg A/S	1,507	29,388
William Demant Holding A/S (b)	1,857	34,553

		164,347
France — 4.9%
Aeroports de Paris	420	42,423
Air Liquide SA	209	21,237
Bollore SA	3,920	12,906
Danone SA	537	37,245
Dassault Systemes SA	524	41,476
Essilor International SA	123	13,822
Eutelsat Communications SA	672	14,082
Hermes International	41	16,609
Iliad SA	72	15,094
L’Oreal SA	295	52,852
Sanofi	532	41,400
SCOR SE	1,316	42,617
SES SA	2,827	65,038
Sodexo SA	266	30,888
Vivendi SA	829	16,779

		464,468
Germany — 3.9%
Beiersdorf AG	470	41,435
Fresenius Medical Care AG & Co. KGaA	714	58,158
Fresenius SE & Co. KGaA	275	20,319

Common Stocks	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	426	$46,938
Linde AG	36	5,946
MAN SE	574	58,752
Merck KGaA	238	24,497
Muenchener Rueckversicherungs AG, Registered Shares	253	49,122
Telefonica Deutschland Holding AG	1,718	6,663
TUI AG	4,874	61,782

		373,612
Hong Kong — 8.5%
Cheung Kong Infrastructure Holdings Ltd.	10,000	81,838
CLP Holdings Ltd.	13,500	137,227
Hang Seng Bank Ltd.	6,400	115,420
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	40,000	39,615
HKT Trust & HKT Ltd. (a)	39,000	53,605
Hong Kong & China Gas Co. Ltd.	19,000	37,116
Li & Fung Ltd.	28,000	13,764
Link REIT	4,000	28,456
MTR Corp. Ltd.	20,000	110,682
PCCW Ltd.	44,000	26,191
Power Assets Holdings Ltd.	10,000	93,857
Sun Hung Kai Properties Ltd.	1,000	14,891
Swire Pacific Ltd., Class A	2,000	20,788
Yue Yuen Industrial Holdings Ltd.	10,000	38,082

		811,532
Ireland — 1.1%
Bank of Ireland (b)	20,281	4,341
Kerry Group PLC, Class A	885	64,256
Ryanair Holdings PLC, — ADR (b)	425	31,913

		100,510
Israel — 2.4%
Azrieli Group Ltd.	690	29,375
Bank Hapoalim BM	12,719	73,360
Bank Leumi Le-Israel BM (b)	12,029	45,386
Bezeq The Israeli Telecommunication Corp. Ltd.	12,624	22,930
Israel Chemicals Ltd.	1,617	5,746
Mizrahi Tefahot Bank Ltd.	2,235	29,107
Teva Pharmaceutical Industries Ltd.	571	23,848

		229,752
Italy — 0.1%
Snam SpA	1,008	5,311
Japan — 29.8%
ABC-Mart, Inc.	400	24,339
Ajinomoto Co., Inc.	1,200	26,685
ANA Holdings, Inc.	17,000	47,749

BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Japan (continued)
Aozora Bank Ltd.	2,000	$6,608
Asahi Group Holdings Ltd.	300	10,701
Astellas Pharma, Inc.	4,900	72,725
Benesse Holdings, Inc.	1,100	28,822
Bridgestone Corp.	1,200	44,788
Canon, Inc.	4,000	114,912
Chugai Pharmaceutical Co. Ltd.	300	10,223
Concordia Financial Group Ltd.	2,900	13,446
Daiichi Sankyo Co. Ltd.	1,100	26,432
East Japan Railway Co.	600	52,817
Eisai Co. Ltd.	400	25,491
Electric Power Development Co. Ltd.	200	4,657
FamilyMart UNY Holdings Co. Ltd.	1,000	62,721
Hachijuni Bank Ltd.	1,400	7,632
Iyo Bank Ltd.	1,100	6,760
Japan Airlines Co. Ltd.	2,000	59,024
Japan Post Bank Co. Ltd.	1,600	18,856
Japan Prime Realty Investment Corp.	11	47,505
Japan Real Estate Investment Corp.	6	34,745
Japan Retail Fund Investment Corp.	26	59,150
Kamigumi Co. Ltd.	1,000	8,539
Kao Corp.	700	36,020
KDDI Corp.	800	24,315
Keikyu Corp.	2,000	20,178
Kirin Holdings Co. Ltd.	1,500	25,788
Kyowa Hakko Kirin Co. Ltd.	300	4,577
Lawson, Inc.	1,000	75,985
McDonald’s Holdings Co. Japan Ltd.	1,100	31,650
Miraca Holdings, Inc.	500	24,138
Mitsubishi Tanabe Pharma Corp.	3,600	70,072
Mizuho Financial Group, Inc.	42,700	71,896
Nagoya Railroad Co. Ltd.	5,000	26,384
NH Foods Ltd.	1,600	38,342
Nippon Building Fund, Inc.	4	23,769
Nippon Prologis REIT, Inc.	23	52,053
Nippon Telegraph & Telephone Corp.	3,000	133,011
Nissin Foods Holdings Co. Ltd.	800	46,303
Nitori Holdings Co. Ltd.	200	23,890
Nomura Real Estate Master Fund, Inc.	58	94,146
Nomura Research Institute Ltd.	600	20,811
NTT Data Corp.	300	15,482
NTT DOCOMO, Inc.	2,500	62,785
Oracle Corp. Japan	600	32,654
Oriental Land Co. Ltd.	300	17,524
Osaka Gas Co. Ltd.	6,000	24,955
Otsuka Corp.	400	19,031

Common Stocks	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	2,600	$113,791
Park24 Co. Ltd.	200	6,180
Recruit Holdings Co. Ltd.	2,900	116,492
Resona Holdings, Inc.	1,400	6,206
Sankyo Co. Ltd.	800	28,183
Santen Pharmaceutical Co. Ltd.	1,300	18,957
Secom Co. Ltd.	600	43,284
Seven & i Holdings Co. Ltd.	125	5,217
Seven Bank Ltd.	1,000	3,074
Shimamura Co. Ltd.	200	25,603
Suntory Beverage & Food Ltd.	1,700	74,331
Suzuken Co. Ltd.	400	12,847
Taiheiyo Cement Corp.	4,000	11,456
Taisho Pharmaceutical Holdings Co. Ltd.	400	39,020
Takashimaya Co. Ltd.	1,000	8,156
Takeda Pharmaceutical Co. Ltd.	2,500	111,812
Tobu Railway Co. Ltd.	4,000	19,638
Tokyo Gas Co. Ltd.	9,000	40,837
TonenGeneral Sekiyu KK	4,000	39,386
Toray Industries, Inc.	2,000	18,614
Toyo Suisan Kaisha Ltd.	1,400	56,719
Toyota Motor Corp.	600	34,804
United Urban Investment Corp.	40	67,641
USS Co. Ltd.	1,000	16,912
West Japan Railway Co.	400	24,631
Yamada Denki Co. Ltd.	4,600	23,777
Yamaguchi Financial Group, Inc.	1,000	11,024
Yamato Holdings Co. Ltd.	1,600	36,453

		2,846,131
Luxembourg — 0.5%
RTL Group SA	627	49,139
Mexico — 0.1%
Fresnillo PLC	351	7,062
Netherlands — 0.3%
NN Group NV	502	15,121
QIAGEN NV (b)	254	6,212
Royal Dutch Shell PLC, Class A	271	6,750

		28,083
New Zealand — 0.5%
Auckland International Airport Ltd.	1,171	5,515
Contact Energy Ltd.	3,870	13,159
Mercury NZ Ltd.	2,358	5,148
Meridian Energy Ltd.	5,086	9,348
Ryman Healthcare Ltd.	2,001	12,700
Spark New Zealand Ltd.	2,357	6,164

		52,034
Norway — 0.1%
Telenor ASA	666	10,593

2	BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Singapore — 3.7%
DBS Group Holdings Ltd.	6,600	$71,139
Oversea-Chinese Banking Corp. Ltd.	13,000	79,198
Singapore Airlines Ltd.	9,200	66,948
Singapore Telecommunications Ltd.	28,000	78,034
StarHub Ltd.	11,200	27,187
United Overseas Bank Ltd.	2,350	31,703

		354,209
Sweden — 0.7%
Hennes & Mauritz AB, Class B	477	13,415
ICA Gruppen AB	480	14,901
TeliaSonera AB	9,829	39,265

		67,581
Switzerland — 11.6%
Baloise Holding AG, Registered Shares	101	12,426
Barry Callebaut AG, Registered Shares (b)	16	19,925
Givaudan SA, Registered Shares	6	11,604
Kuehne & Nagel International AG, Registered Shares	681	92,304
Lindt & Spruengli AG	15	77,892
Nestle SA, Registered Shares	2,000	145,028
Novartis AG, Registered Shares	1,895	134,484
Roche Holding AG	590	135,512
Schindler Holding AG, Registered Shares	45	8,330
Sonova Holding AG, Registered Shares	644	86,369
Swatch Group AG, Registered Shares	90	5,188
Swiss Prime Site AG, Registered Shares (b)	819	67,927
Swiss Re AG	1,489	138,197
Swisscom AG, Registered Shares	240	109,709
Zurich Insurance Group AG (b)	228	59,680

		1,104,575
United Kingdom — 20.7%
Admiral Group PLC	608	14,245
Associated British Foods PLC	324	9,746
AstraZeneca PLC	1,398	78,281
Babcock International Group PLC	679	8,208
British American Tobacco PLC	1,649	94,509
BT Group PLC	7,383	33,888
Bunzl PLC	863	23,169

Common Stocks	Shares	Value
United Kingdom (continued)
Capita PLC	1,103	$7,895
Centrica PLC	12,092	31,672
Compass Group PLC	6,186	111,931
Diageo PLC	2,621	69,762
Direct Line Insurance Group PLC	9,308	39,378
Dixons Carphone PLC	1,204	4,629
easyJet PLC	2,584	29,632
G4S PLC	10,008	26,883
GlaxoSmithKline PLC	5,097	100,688
HSBC Holdings PLC	13,583	102,295
Imperial Brands PLC	1,167	56,450
Inmarsat PLC	2,824	24,224
J. Sainsbury PLC	5,872	18,004
Kingfisher PLC	13,613	60,134
Land Securities Group PLC	741	9,048
Lloyds Banking Group PLC	54,962	38,381
Marks & Spencer Group PLC	6,499	27,041
Merlin Entertainments PLC (c)	3,311	18,660
National Grid PLC	9,402	122,299
Next PLC	746	43,890
Randgold Resources Ltd.	769	68,292
Reckitt Benckiser Group PLC	1,465	131,060
RELX PLC	4,480	79,969
Royal Mail PLC	11,726	70,350
Severn Trent PLC	156	4,441
Sky PLC	4,322	43,208
Smith & Nephew PLC	2,980	43,080
SSE PLC	5,561	108,123
Tate & Lyle PLC	3,832	36,546
Unilever PLC	2,421	101,075
United Utilities Group PLC	530	6,092
Vodafone Group PLC	18,864	51,807
Whitbread PLC	215	9,498
William Hill PLC	3,267	11,818

		1,970,301
Total Investments (Cost — $9,791,160*) — 97.9%		9,335,943
Other Assets Less Liabilities — 2.1%		200,759

Net Assets — 100.0%		$9,536,702

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,800,289

Gross unrealized appreciation	$169,036
Gross unrealized depreciation	(633,382)

Net unrealized depreciation	$(464,346)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	$1
BlackRock Premier Government Institutional Fund	—	—	—	—	3
Total				—	$4

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	FTSE 100 Index	December 2016	$84,811	$(993)

Portfolio Abbreviations

ADR	American Depositary Receipts

4	BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$552,264	—	$552,264
Belgium	—	144,439	—	144,439
Denmark	—	164,347	—	164,347
France	—	464,468	—	464,468
Germany	—	373,612	—	373,612
Hong Kong	$53,605	757,927	—	811,532
Ireland	96,169	4,341	—	100,510
Israel	—	229,752	—	229,752
Italy	—	5,311	—	5,311
Japan	—	2,846,131	—	2,846,131
Luxembourg	—	49,139	—	49,139
Mexico	—	7,062	—	7,062
Netherlands	—	28,083	—	28,083
New Zealand	—	52,034	—	52,034
Norway	—	10,593	—	10,593
Singapore	—	354,209	—	354,209
Sweden	—	67,581	—	67,581
Switzerland	—	1,104,575	—	1,104,575
United Kingdom	—	1,970,301	—	1,970,301

Total	$149,774	$9,186,169	—	$9,335,943

BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock Min Vol EAFE Index Fund of BlackRock Funds

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(993)	—	—	$(993)
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,983	—	—	$4,983
Foreign currency at value	57,362	—	—	57,362
Liabilities:
Bank overdraft	—	$(1,536)	—	(1,536)

Total	$62,345	$(1,536)	—	$60,809

During the period ended October 31, 2016, there were no transfers between levels.

6	BLACKROCK MIN VOL EAFE INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Min Vol USA Index Fund of BlackRock Funds (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	157	$38,682
Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	523	35,627
Expeditors International of Washington, Inc.	607	31,242
United Parcel Service, Inc., Class B	1,151	124,032

		190,901
Banks — 0.4%
US Bancorp	506	22,649
Wells Fargo & Co.	408	18,772

		41,421
Beverages — 2.8%
Coca-Cola Co.	2,588	109,731
Dr. Pepper Snapple Group, Inc.	194	17,031
PepsiCo, Inc.	1,327	142,255

		269,017
Chemicals — 1.0%
Ecolab, Inc.	262	29,913
Monsanto Co.	165	16,627
Praxair, Inc.	247	28,914
Sherwin-Williams Co.	63	15,426

		90,880
Commercial Services & Supplies — 2.9%
Cintas Corp.	550	58,668
Republic Services, Inc.	1,981	104,260
Waste Management, Inc.	1,680	110,309

		273,237
Communications Equipment — 1.3%
Cisco Systems, Inc.	2,281	69,981
Motorola Solutions, Inc.	667	48,411

		118,392
Distributors — 0.1%
Genuine Parts Co.	148	13,407
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (a)	831	119,913
CME Group, Inc.	250	25,025

		144,938
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	3,626	133,400
Verizon Communications, Inc.	2,756	132,564

		265,964
Electric Utilities — 4.8%
American Electric Power Co., Inc.	276	17,896

Common Stocks	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	1,571	$125,712
Eversource Energy	321	17,674
NextEra Energy, Inc.	521	66,688
Southern Co.	2,586	133,360
Xcel Energy, Inc.	2,171	90,205

		451,535
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	210	13,845
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	148	11,578
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	204	30,166
CVS Health Corp.	342	28,762
Sysco Corp.	578	27,813
Wal-Mart Stores, Inc.	697	48,804

		135,545
Food Products — 4.4%
Campbell Soup Co.	900	48,906
ConAgra Foods, Inc.	467	22,500
General Mills, Inc.	2,178	134,992
Hershey Co.	644	65,984
J.M. Smucker Co.	61	8,010
Kellogg Co.	989	74,304
McCormick & Co., Inc.	633	60,686

		415,382
Health Care Equipment & Supplies — 7.2%
Abbott Laboratories	1,420	55,721
Baxter International, Inc.	1,121	53,348
Becton Dickinson & Co.	772	129,627
C.R. Bard, Inc.	423	91,656
Intuitive Surgical, Inc. (a)	77	51,750
Medtronic PLC	925	75,869
ResMed, Inc.	234	13,986
Stryker Corp.	1,026	118,349
Varian Medical Systems, Inc. (a)	689	62,513
Zimmer Biomet Holdings, Inc.	241	25,401

		678,220
Health Care Providers & Services — 5.7%
Aetna, Inc.	151	16,210
AmerisourceBergen Corp.	549	38,606
Anthem, Inc.	161	19,619
Cardinal Health, Inc.	526	36,131
Cigna Corp.	280	33,272
DaVita, Inc. (a)	867	50,824
Express Scripts Holding Co. (a)	511	34,441
Henry Schein, Inc. (a)	550	82,060
Humana, Inc.	62	10,635

BLACKROCK MIN VOL USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (a)	365	$45,749
McKesson Corp.	32	4,069
Patterson Cos., Inc.	783	33,442
Quest Diagnostics, Inc.	265	21,582
UnitedHealth Group, Inc.	818	115,608

		542,248
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc. (a)	38	13,709
Darden Restaurants, Inc.	215	13,930
McDonald’s Corp.	1,083	121,913
Starbucks Corp.	822	43,624

		193,176
Household Products — 4.5%
Church & Dwight Co., Inc.	1,446	69,784
Clorox Co.	617	74,052
Colgate-Palmolive Co.	1,123	80,137
Kimberly-Clark Corp.	490	56,061
Procter & Gamble Co.	1,633	141,745

		421,779
Industrial Conglomerates — 0.8%
3M Co.	320	52,896
Danaher Corp.	326	25,607

		78,503
Insurance — 5.2%
Allstate Corp.	215	14,599
Aon PLC	140	15,516
Arch Capital Group Ltd. (a)	1,134	88,418
Axis Capital Holdings Ltd.	932	53,096
Chubb Ltd.	764	97,028
Everest Re Group Ltd.	294	59,835
Markel Corp. (a)	28	24,568
Marsh & McLennan Cos., Inc.	834	52,867
Travelers Cos., Inc.	424	45,868
W.R. Berkley Corp.	608	34,717

		486,512
Internet Software & Services — 1.3%
Alphabet, Inc., Class A (a)	56	45,354
eBay, Inc. (a)	1,063	30,306
Facebook, Inc., Class A (a)	348	45,585

		121,245
IT Services — 8.9%
Accenture PLC, Class A	943	109,614
Automatic Data Processing, Inc.	1,508	131,286
Broadridge Financial Solutions, Inc.	754	48,754

Common Stocks	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	742	$54,849
Fiserv, Inc. (a)	933	91,882
Gartner, Inc. (a)	570	49,043
International Business Machines Corp.	463	71,158
Mastercard, Inc., Class A	322	34,460
Paychex, Inc.	2,500	138,000
Vantiv, Inc., Class A (a)	163	9,513
Visa, Inc., Class A	1,264	104,293

		842,852
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	237	34,846
Waters Corp. (a)	195	27,132

		61,978
Machinery — 0.1%
Fortive Corp.	167	8,525
Media — 0.9%
Charter Communications, Inc., Class A (a)	216	53,976
Comcast Corp., Class A	563	34,805

		88,781
Metals & Mining — 1.2%
Newmont Mining Corp.	3,113	115,306
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	3,313	66,459
Multi-Utilities — 3.7%
Consolidated Edison, Inc.	1,784	134,781
Dominion Resources, Inc.	1,217	91,519
PG&E Corp.	959	59,573
Sempra Energy	113	12,102
WEC Energy Group, Inc.	930	55,540

		353,515
Multiline Retail — 1.0%
Dollar General Corp.	357	24,665
Dollar Tree, Inc. (a)	184	13,901
Target Corp.	745	51,204

		89,770
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	156	16,341
Exxon Mobil Corp.	1,457	121,397
Occidental Petroleum Corp.	434	31,643

		169,381
Pharmaceuticals — 5.2%
Allergan PLC (a)	27	5,641
Bristol-Myers Squibb Co.	1,164	59,259

2	BLACKROCK MIN VOL USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund of BlackRock Funds

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	1,097	$81,003
Johnson & Johnson	1,229	142,552
Merck & Co., Inc.	1,770	103,934
Pfizer, Inc.	3,215	101,948

		494,337
Professional Services — 0.3%
Equifax, Inc.	64	7,934
Nielsen Holdings PLC	181	8,148
Verisk Analytics, Inc. (a)	103	8,400

		24,482
Real Estate Investment Trusts (REITs) — 11.0%
American Tower Corp.	483	56,603
Annaly Capital Management, Inc.	10,168	105,340
AvalonBay Communities, Inc.	664	113,664
Boston Properties, Inc.	54	6,506
Camden Property Trust	82	6,678
Crown Castle International Corp.	1,066	96,995
Digital Realty Trust, Inc.	219	20,461
Equity Residential	908	56,069
Essex Property Trust, Inc.	155	33,184
Extra Space Storage, Inc.	95	6,949
Federal Realty Investment Trust	373	54,171
General Growth Properties, Inc.	672	16,766
Macerich Co.	573	40,557
Public Storage	515	110,066
Realty Income Corp.	1,056	62,557
Regency Centers Corp.	340	24,504
Simon Property Group, Inc.	352	65,458
UDR, Inc.	1,396	48,818
Ventas, Inc.	896	60,704
Vornado Realty Trust	92	8,536
Welltower, Inc.	685	46,943

		1,041,529
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	1,099	38,322
Software — 3.3%
Adobe Systems, Inc. (a)	435	46,767
ANSYS, Inc. (a)	518	47,319
Cadence Design Systems, Inc. (a)	882	22,562
Intuit, Inc.	48	5,219
Microsoft Corp.	955	57,224
Oracle Corp.	1,047	40,226
Synopsys, Inc. (a)	1,440	85,406
VMware, Inc., Class A (a)	82	6,445

		311,168

Common Stocks	Shares	Value
Specialty Retail — 3.4%
AutoZone, Inc. (a)	112	$83,122
Foot Locker, Inc.	101	6,744
Home Depot, Inc.	499	60,883
L Brands, Inc.	186	13,427
Lowe’s Cos., Inc.	472	31,459
O’Reilly Automotive, Inc. (a)	65	17,188
Ross Stores, Inc.	267	16,698
TJX Cos., Inc.	1,225	90,344

		319,865
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	69	7,834
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	327	16,409
VF Corp.	261	14,149

		30,558
Tobacco — 1.8%
Altria Group, Inc.	1,428	94,420
Philip Morris International, Inc.	403	38,865
Reynolds American, Inc.	588	32,387

		165,672
Water Utilities — 0.3%
American Water Works Co., Inc.	324	23,989
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (a)	173	19,597
Total Long-Term Investments (Cost — $9,869,774) — 98.1%		9,270,327

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (b)(c)	60,651	60,651
Total Short-Term Securities (Cost — $60,651) — 0.6%		60,651
Total Investments (Cost — $9,930,425*) — 98.7%		9,330,978
Other Assets Less Liabilities — 1.3%		120,156

Net Assets — 100.0%		$9,451,134

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,930,425

Gross unrealized appreciation	$94,749
Gross unrealized depreciation	(694,196)

Net unrealized depreciation	$(599,447)

BLACKROCK MIN VOL USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund of BlackRock Funds

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	60,651	60,651	$60,651	$14
BlackRock Premier Government Institutional Fund	111,089	(111,089)	—	—	74
Total				$60,651	$88

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK MIN VOL USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Min Vol USA Index Fund of BlackRock Funds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$9,270,327	—	—	$9,270,327
Short-Term Securities	60,651	—	—	60,651

Total	$9,330,978	—	—	$9,330,978

[1] See above Schedule of Investments for values in each sector.

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MIN VOL USA INDEX FUND OF BLACKROCK FUNDS	OCTOBER 31, 2016	5

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Small/Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.	332	$10,681
Aerojet Rocketdyne Holdings, Inc. (a)	605	10,648
Aerovironment, Inc. (a)	207	4,966
Astronics Corp. (a)	223	8,256
B/E Aerospace, Inc.	1,059	63,032
Cubic Corp.	283	12,084
Curtiss-Wright Corp.	451	40,419
DigitalGlobe, Inc. (a)	661	16,591
Ducommun, Inc. (a)	70	1,333
Engility Holdings, Inc. (a)	192	5,516
Esterline Technologies Corp. (a)	310	22,770
HEICO Corp.	197	13,309
HEICO Corp., Class A	402	24,120
Hexcel Corp.	962	43,761
Huntington Ingalls Industries, Inc.	481	77,614
KEYW Holding Corp. (a)	368	3,860
KLX, Inc. (a)	553	19,034
Kratos Defense & Security Solutions, Inc. (a)	502	2,821
Moog, Inc., Class A (a)	332	19,279
National Presto Industries, Inc.	39	3,403
Orbital ATK, Inc.	603	44,839
Sparton Corp. (a)	111	2,656
Spirit Aerosystems Holdings, Inc., Class A (a)	1,372	69,094
Taser International, Inc. (a)	539	12,063
Teledyne Technologies, Inc. (a)	350	37,688
Triumph Group, Inc.	482	11,423
Vectrus, Inc. (a)	118	1,979

		583,239
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	490	6,483
Atlas Air Worldwide Holdings, Inc. (a)	259	10,839
Echo Global Logistics, Inc. (a)	292	6,191
Forward Air Corp.	305	12,603
Hub Group, Inc., Class A (a)	334	12,174
Park-Ohio Holdings Corp.	72	2,300
Radiant Logistics, Inc. (a)	260	650
XPO Logistics, Inc. (a)	1,010	33,259

		84,499
Airlines — 0.7%
Alaska Air Group, Inc.	1,233	89,047
Allegiant Travel Co.	133	18,341
Copa Holdings SA, Class A	318	29,329
Hawaiian Holdings, Inc. (a)	533	23,998
JetBlue Airways Corp. (a)	3,319	58,016
SkyWest, Inc.	513	15,467
Spirit Airlines, Inc. (a)	729	34,941

Common Stocks	Shares	Value
Airlines (continued)
Virgin America, Inc. (a)	204	$11,088

		280,227
Auto Components — 1.3%
Allison Transmission Holdings, Inc.	1,467	42,968
American Axle & Manufacturing Holdings, Inc. (a)	766	13,727
Cooper Tire & Rubber Co.	586	21,535
Cooper-Standard Holding, Inc. (a)	156	14,238
Dana Holding Corp.	1,529	23,669
Dorman Products, Inc. (a)	282	18,116
Drew Industries, Inc.	243	21,761
Federal-Mogul Holdings Corp. (a)	340	3,148
Fox Factory Holding Corp. (a)	224	4,861
Gentex Corp.	2,935	49,631
Gentherm, Inc. (a)	373	10,500
Goodyear Tire & Rubber Co.	2,759	80,094
Horizon Global Corp. (a)	185	3,707
Lear Corp.	763	93,681
Metaldyne Performance Group, Inc.	177	2,735
Modine Manufacturing Co. (a)	502	5,497
Motorcar Parts of America, Inc. (a)	186	4,881
Spartan Motors, Inc.	359	3,069
Standard Motor Products, Inc.	209	10,220
Stoneridge, Inc. (a)	297	4,402
Strattec Security Corp.	24	852
Superior Industries International, Inc.	274	6,713
Tenneco, Inc. (a)	578	31,830
Tower International, Inc.	223	4,839
Visteon Corp.	350	24,713
Workhorse Group, Inc. (a)	173	1,149

		502,536
Automobiles — 0.1%
Thor Industries, Inc.	498	39,496
Winnebago Industries, Inc.	264	7,458

		46,954
Banks — 6.4%
1st Source Corp.	179	6,186
Access National Corp.	56	1,320
ACNB Corp.	41	1,103
Allegiance Bancshares, Inc. (a)	124	3,267
American National Bankshares, Inc.	55	1,488
Ameris Bancorp	331	12,015
Ames National Corp.	58	1,572
Arrow Financial Corp.	127	4,013
Associated Banc-Corp	1,546	31,384
Atlantic Capital Bancshares, Inc. (a)	206	3,100

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Bancfirst Corp.	79	$5,664
Banco Latinoamericano de Comercio Exterior SA	315	8,496
Bancorp, Inc. (a)	419	2,610
BancorpSouth, Inc.	895	21,032
Bank of Hawaii Corp.	437	32,841
Bank of Marin Bancorp	74	3,755
Bank of the Ozarks, Inc.	912	33,708
BankUnited, Inc.	1,041	30,335
Bankwell Financial Group, Inc.	39	962
Banner Corp.	342	15,438
Bar Harbor Bankshares	40	1,454
Blue Hills Bancorp, Inc.	229	3,561
BNC Bancorp	473	11,778
BOK Financial Corp.	277	19,673
Boston Private Financial Holdings, Inc.	875	11,506
Bridge Bancorp, Inc.	179	4,931
Bryn Mawr Bank Corp.	177	5,558
C&F Financial Corp.	22	920
Camden National Corp.	169	5,580
Capital Bank Financial Corp., Class A	211	6,910
Capital City Bank Group, Inc.	75	1,128
Cardinal Financial Corp.	307	8,068
Carolina Financial Corp.	128	2,918
Cascade Bancorp (a)	214	1,308
Cathay General Bancorp	772	23,121
Centerstate Banks, Inc.	588	10,984
Central Pacific Financial Corp.	306	7,843
Central Valley Community Bancorp	117	1,675
Century Bancorp, Inc., Class A	20	907
Chemical Financial Corp.	683	29,335
Chemung Financial Corp.	55	1,568
Citizens & Northern Corp.	79	1,653
City Holding Co.	148	7,736
CNB Financial Corp.	166	3,245
CoBiz Financial, Inc.	424	5,393
Codorus Valley Bancorp, Inc.	56	1,163
Columbia Banking System, Inc.	609	20,109
Commerce Bancshares, Inc.	869	43,294
Community Bank System, Inc.	448	21,105
Community Trust Bancorp, Inc.	161	5,885
CommunityOne Bancorp (a)	86	1,226
ConnectOne Bancorp, Inc.	332	6,092
County Bancorp, Inc.	96	1,891
CU Bancorp (a)	140	3,290
Cullen/Frost Bankers, Inc.	552	41,946
Customers Bancorp, Inc. (a)	254	6,876
CVB Financial Corp.	1,008	16,914
Eagle Bancorp, Inc. (a)	302	14,843
East West Bancorp, Inc.	1,495	59,067
Enterprise Bancorp, Inc.	113	2,949

Common Stocks	Shares	Value
Banks (continued)
Enterprise Financial Services Corp.	196	$6,488
Equity Bancshares, Inc., Class A (a)	74	1,926
Farmers Capital Bank Corp.	50	1,570
Farmers National Banc Corp.	167	1,754
FCB Financial Holdings, Inc., Class A (a)	292	10,892
Fidelity Southern Corp.	222	4,047
Financial Institutions, Inc.	153	4,108
First Bancorp, Inc.	69	1,633
First Bancorp, North Carolina	215	4,251
First BanCorp, Puerto Rico (a)	1,182	6,064
First Busey Corp.	306	7,072
First Business Financial Services, Inc.	54	1,018
First Citizens BancShares, Inc., Class A	79	22,989
First Commonwealth Financial Corp.	1,169	11,877
First Community Bancshares, Inc.	170	3,850
First Community Financial Partners, Inc. (a)	94	898
First Connecticut Bancorp, Inc.	94	1,669
First Financial Bancorp	599	12,878
First Financial Bankshares, Inc.	664	24,037
First Financial Corp.	87	3,489
First Financial Northwest, Inc.	63	1,002
First Foundation, Inc. (a)	149	3,686
First Hawaiian, Inc. (a)	252	6,875
First Horizon National Corp.	2,400	36,984
First Internet Bancorp	36	945
First Interstate Bancsystem, Inc.	207	6,603
First Merchants Corp.	404	11,373
First Mid-Illinois Bancshares, Inc.	114	3,020
First Midwest Bancorp, Inc.	851	16,433
First NBC Bank Holding Co. (a)	20	108
First Northwest Bancorp (a)	76	1,040
First of Long Island Corp.	151	4,824
FNB Corp.	2,162	28,257
Franklin Financial Network, Inc. (a)	97	3,162
Fulton Financial Corp.	1,781	26,537
German American Bancorp, Inc.	163	6,346
Glacier Bancorp, Inc.	794	22,438
Great Southern Bancorp, Inc.	127	5,251
Great Western Bancorp, Inc.	615	19,828
Green Bancorp, Inc. (a)	141	1,459
Guaranty Bancorp	101	1,919
Hancock Holding Co.	797	26,739
Hanmi Financial Corp.	311	7,775
HarborOne Bancorp, Inc. (a)	157	2,680
Heartland Financial USA, Inc.	220	8,239
Heritage Commerce Corp.	174	1,888
Heritage Financial Corp.	315	5,796
Heritage Oaks Bancorp	162	1,288

2	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Home BancShares, Inc.	1,254	$26,974
HomeTrust Bancshares, Inc. (a)	165	3,069
Hope Bancorp, Inc.	1,332	21,498
Horizon Bancorp	143	4,147
Huntington Bancshares, Inc.	11,144	118,126
Iberiabank Corp.	426	27,967
Independent Bank Corp.	500	18,946
Independent Bank Group, Inc.	114	5,506
International Bancshares Corp.	588	18,140
Investors Bancorp, Inc.	3,040	37,270
Lakeland Bancorp, Inc.	438	6,198
Lakeland Financial Corp.	236	8,694
LCNB Corp.	60	1,032
LegacyTexas Financial Group, Inc.	463	15,839
Live Oak Bancshares, Inc.	506	8,071
Macatawa Bank Corp.	180	1,463
MainSource Financial Group, Inc.	240	5,990
MB Financial, Inc.	784	28,530
MBT Financial Corp.	122	1,074
Mercantile Bank Corp.	146	4,018
Merchants Bancshares, Inc.	39	1,677
Middleburg Financial Corp.	32	970
Midland States Bancorp, Inc.	58	1,481
MidWestOne Financial Group, Inc.	55	1,599
MutualFirst Financial, Inc.	37	1,012
National Bank Holdings Corp., Class A	231	5,623
National Bankshares, Inc.	46	1,599
National Commerce Corp. (a)	57	1,613
NBT Bancorp, Inc.	453	15,271
Nicolet Bankshares, Inc. (a)	70	2,713
Northrim BanCorp, Inc.	46	1,129
OFG Bancorp	554	5,900
Old Line Bancshares, Inc.	57	1,122
Old National Bancorp	1,391	20,448
Old Second Bancorp, Inc.	194	1,504
Opus Bank	75	1,504
Orrstown Financial Services, Inc.	51	1,066
Pacific Continental Corp.	227	3,893
Pacific Mercantile Bancorp (a)	227	1,271
Pacific Premier Bancorp, Inc. (a)	297	7,677
PacWest Bancorp	1,243	53,934
Park National Corp.	141	13,667
Park Sterling Corp.	542	4,667
Peapack Gladstone Financial Corp.	142	3,003
Penns Woods Bancorp, Inc.	31	1,318
People’s Utah Bancorp	88	1,764
Peoples Bancorp, Inc.	151	3,740
Peoples Financial Services Corp.	86	3,426
Pinnacle Financial Partners, Inc.	448	23,117
Popular, Inc.	1,066	38,696
Preferred Bank	143	5,423
Premier Financial Bancorp, Inc.	59	992

Common Stocks	Shares	Value
Banks (continued)
PrivateBancorp, Inc.	809	$36,599
Prosperity Bancshares, Inc.	689	38,219
QCR Holdings, Inc.	125	4,062
Renasant Corp.	453	15,284
Republic Bancorp, Inc., Class A	110	3,480
Republic First Bancorp, Inc. (a)	232	916
S&T Bancorp, Inc.	370	11,614
Sandy Spring Bancorp, Inc.	240	7,608
Seacoast Banking Corp. of Florida (a)	399	6,947
ServisFirst Bancshares, Inc.	225	12,181
Shore Bancshares, Inc.	86	1,098
Sierra Bancorp	78	1,393
Signature Bank (a)	550	66,308
Simmons First National Corp., Class A	313	15,447
South State Corp.	239	17,531
Southern First Bancshares, Inc. (a)	39	1,035
Southern National Bancorp of Virginia, Inc.	77	1,010
Southside Bancshares, Inc.	243	7,927
Southwest Bancorp, Inc.	167	3,115
State Bank Financial Corp.	351	7,740
Sterling Bancorp	1,318	23,724
Stock Yards Bancorp, Inc.	212	7,229
Stonegate Bank	134	4,642
Suffolk Bancorp	101	3,636
Summit Financial Group, Inc.	57	1,127
Sun Bancorp, Inc.	72	1,656
SVB Financial Group (a)	539	65,904
Synovus Financial Corp.	1,304	43,123
TCF Financial Corp.	1,633	23,352
Texas Capital Bancshares, Inc. (a)	479	28,405
Tompkins Financial Corp.	147	11,654
TowneBank	591	14,657
Trico Bancshares	174	4,580
Tristate Capital Holdings, Inc. (a)	242	4,271
Triumph Bancorp, Inc. (a)	172	3,199
Trustmark Corp.	707	19,570
UMB Financial Corp.	502	31,149
Umpqua Holdings Corp.	2,286	34,930
Union Bankshares Corp.	428	11,954
Union Bankshares, Inc.	27	891
United Bankshares, Inc.	681	25,674
United Community Banks, Inc.	827	17,838
Univest Corp. of Pennsylvania	228	5,415
Valley National Bancorp	2,569	25,330
Veritex Holdings, Inc. (a)	57	1,005
Washington Trust Bancorp, Inc.	153	7,023
WashingtonFirst Bankshares, Inc.	55	1,345
Webster Financial Corp.	941	38,016
WesBanco, Inc.	462	15,204
West BanCorp., Inc.	185	3,571

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Westamerica BanCorp	265	$13,133
Western Alliance Bancorp (a)	974	36,389
Wintrust Financial Corp.	533	28,755
Xenith Bankshares, Inc. (a)	687	1,608
Yadkin Financial Corp.	516	14,314
Zions Bancorporation	2,094	67,448

		2,537,303
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	88	13,662
Coca-Cola Bottling Co. Consolidated	56	7,913
Craft Brew Alliance, Inc. (a)	87	1,396
MGP Ingredients, Inc.	201	7,077
National Beverage Corp. (a)	114	5,386
Primo Water Corp. (a)	253	3,312

		38,746
Biotechnology — 3.0%
ACADIA Pharmaceuticals, Inc. (a)	997	23,240
Acceleron Pharma, Inc. (a)	267	7,484
Achillion Pharmaceuticals, Inc. (a)	1,235	7,756
Acorda Therapeutics, Inc. (a)	545	9,646
Adamas Pharmaceuticals, Inc. (a)	195	2,679
Aduro Biotech, Inc. (a)	416	4,472
Advaxis, Inc. (a)	411	3,325
Agenus, Inc. (a)	663	2,632
Agios Pharmaceuticals, Inc. (a)	341	16,313
Aimmune Therapeutics, Inc. (a)	263	4,282
Akebia Therapeutics, Inc. (a)	411	3,091
Alder Biopharmaceuticals, Inc. (a)	504	12,222
Alkermes PLC (a)	1,558	78,539
Alnylam Pharmaceuticals, Inc. (a)	782	27,839
AMAG Pharmaceuticals, Inc. (a)	376	9,663
Amicus Therapeutics, Inc. (a)	1,460	10,074
Anavex Life Sciences Corp. (a)(b)	225	628
Anthera Pharmaceuticals, Inc. (a)	419	922
Applied Genetic Technologies Corp. (a)	86	615
Aptevo Therapeutics, Inc. (a)	858	1,896
Ardelyx, Inc. (a)	313	3,850
Arena Pharmaceuticals, Inc. (a)	2,717	4,021
Ariad Pharmaceuticals, Inc. (a)	1,829	15,949
Array BioPharma, Inc. (a)	1,422	8,105
Arrowhead Pharmaceuticals, Inc. (a)	602	3,492
Atara Biotherapeutics, Inc. (a)	193	2,470
Athersys, Inc. (a)	519	939
Avexis, Inc. (a)	33	1,568
Axovant Sciences Ltd. (a)	267	3,287
Bellicum Pharmaceuticals, Inc. (a)	206	3,411
BioCryst Pharmaceuticals, Inc. (a)	810	3,281
Biospecifics Technologies Corp. (a)	36	1,562

Common Stocks	Shares	Value
Biotechnology (continued)
Biotime, Inc. (a)	798	$2,570
Bluebird Bio, Inc. (a)	383	18,288
Blueprint Medicines Corp. (a)	195	5,846
Cara Therapeutics, Inc. (a)	227	1,587
Celldex Therapeutics, Inc. (a)	1,599	5,037
Cellular Biomedicine Group, Inc. (a)	83	1,000
Cepheid, Inc. (a)	749	39,622
ChemoCentryx, Inc. (a)	243	1,453
Chimerix, Inc. (a)	1,140	4,617
Clovis Oncology, Inc. (a)	361	10,498
Coherus Biosciences, Inc. (a)	309	8,451
Concert Pharmaceuticals, Inc. (a)	136	1,050
Curis, Inc. (a)	1,244	3,234
Cytokinetics, Inc. (a)	276	2,677
CytomX Therapeutics, Inc. (a)	231	2,603
Dyax Corp.	502	557
Dynavax Technologies Corp. (a)	120	1,110
Eagle Pharmaceuticals, Inc. (a)(b)	88	4,917
Edge Therapeutics, Inc. (a)	111	1,162
Editas Medicine, Inc. (a)	46	650
Emergent Biosolutions, Inc. (a)	400	10,688
Enanta Pharmaceuticals, Inc. (a)	133	3,128
Epizyme, Inc. (a)	320	2,896
Esperion Therapeutics, Inc. (a)	124	1,277
Exact Sciences Corp. (a)	1,102	17,169
Exelixis, Inc. (a)	2,350	24,886
FibroGen, Inc. (a)	513	8,490
Five Prime Therapeutics, Inc. (a)	275	13,346
Flexion Therapeutics, Inc. (a)	294	5,615
Foundation Medicine, Inc. (a)	150	3,405
Genomic Health, Inc. (a)	207	6,171
Geron Corp. (a)	1,283	2,374
Global Blood Therapeutics, Inc. (a)	297	5,183
Halozyme Therapeutics, Inc. (a)	1,387	11,970
Heron Therapeutics, Inc. (a)	396	5,881
Idera Pharmaceuticals, Inc. (a)	761	1,180
Ignyta, Inc. (a)	201	1,005
ImmunoGen, Inc. (a)	250	455
Immunomedics, Inc. (a)	588	1,352
Innoviva, Inc.	846	8,714
Inotek Pharmaceuticals Corp. (a)	120	840
Inovio Pharmaceuticals, Inc. (a)	671	4,341
Insmed, Inc. (a)	792	10,280
Insys Therapeutics, Inc. (a)(b)	246	2,659
Intellia Therapeutics, Inc. (a)	47	648
Intercept Pharmaceuticals, Inc. (a)	172	21,283
Intrexon Corp. (a)	577	15,060
Invitae Corp., cost $28,390,380) (Acquired 10/08/14, cost (a)	153	1,175
Ionis Pharmaceuticals, Inc. (a)	1,255	32,605
Ironwood Pharmaceuticals, Inc. (a)	1,353	17,278
Juno Therapeutics, Inc. (a)	661	16,056
Karyopharm Therapeutics, Inc. (a)	188	1,361

4	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (a)(b)	792	$3,572
Kite Pharma, Inc. (a)	407	18,026
La Jolla Pharmaceutical Co. (a)	142	2,485
Lexicon Pharmaceuticals, Inc. (a)	410	6,080
Ligand Pharmaceuticals, Inc. (a)	197	18,859
Lion Biotechnologies, Inc. (a)	666	4,163
Loxo Oncology, Inc. (a)	138	2,879
MacroGenics, Inc. (a)	328	7,770
MannKind Corp. (a)	100	42
Medgenics, Inc. (a)	168	810
MediciNova, Inc. (a)	200	1,358
Merrimack Pharmaceuticals, Inc. (a)(b)	700	3,654
MiMedx Group, Inc. (a)	969	8,634
Minerva Neurosciences, Inc. (a)	201	2,241
Momenta Pharmaceuticals, Inc. (a)	733	8,173
Myriad Genetics, Inc. (a)	702	13,836
Natera, Inc. (a)	297	2,519
Neurocrine Biosciences, Inc. (a)	899	39,349
NewLink Genetics Corp. (a)	197	2,394
Novavax, Inc. (a)	500	760
OncoMed Pharmaceuticals, Inc. (a)	158	1,433
Ophthotech Corp. (a)	328	11,749
OPKO Health, Inc. (a)(b)	3,352	31,576
Organovo Holdings, Inc. (a)	947	2,358
Otonomy, Inc. (a)	239	3,609
OvaScience, Inc. (a)	285	1,436
PDL BioPharma, Inc.	1,200	3,864
Pfenex, Inc. (a)	124	993
PharmAthene, Inc. (a)	429	1,180
Portola Pharmaceuticals, Inc. (a)	477	8,672
Progenics Pharmaceuticals, Inc. (a)	595	2,993
Protagonist Therapeutics, Inc. (a)	83	1,560
Proteostasis Therapeutics, Inc. (a)	84	598
Prothena Corp. PLC (a)	358	17,120
PTC Therapeutics, Inc. (a)	140	869
Puma Biotechnology, Inc. (a)	257	9,843
Radius Health, Inc. (a)	327	14,035
REGENXBIO, Inc. (a)	225	3,544
Regulus Therapeutics, Inc. (a)	261	718
Repligen Corp. (a)	355	10,142
Retrophin, Inc. (a)	355	6,692
Rigel Pharmaceuticals, Inc. (a)	979	2,545
Sage Therapeutics, Inc. (a)	293	12,757
Sangamo Biosciences, Inc. (a)	569	2,020
Sarepta Therapeutics, Inc. (a)	441	17,305
Seattle Genetics, Inc. (a)	1,003	51,855
Seres Therapeutics, Inc. (a)	50	540
Sorrento Therapeutics, Inc. (a)	262	1,507
Spark Therapeutics, Inc. (a)	186	8,744
Spectrum Pharmaceuticals, Inc. (a)	870	3,080
Stemline Therapeutics, Inc. (a)	180	2,052

Common Stocks	Shares	Value
Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (a)	1,779	$8,166
Synthetic Biologics, Inc. (a)	521	729
T2 Biosystems, Inc. (a)	101	638
TESARO, Inc. (a)	277	33,484
Tetraphase Pharmaceuticals, Inc. (a)	50	175
TG Therapeutics, Inc. (a)	336	1,798
Trevena, Inc. (a)	1,128	5,505
Trovagene, Inc. (a)	194	669
Ultragenyx Pharmaceutical, Inc. (a)	374	22,062
United Therapeutics Corp. (a)	458	54,992
Vanda Pharmaceuticals, Inc. (a)	335	4,975
Versartis, Inc. (a)	309	3,414
Vital Therapies, Inc. (a)	161	861
Voyager Therapeutics, Inc. (a)	81	972
XBiotech, Inc. (a)	194	2,571
Xencor, Inc. (a)	437	9,304
Zafgen, Inc. (a)	217	653
ZIOPHARM Oncology, Inc. (a)(b)	1,452	8,247

		1,199,161
Building Products — 1.5%
AAON, Inc.	434	12,998
Advanced Drainage Systems, Inc.	340	6,494
Allegion PLC	996	63,585
Ameresco, Inc., Class A (a)	314	1,507
American Woodmark Corp. (a)	134	10,010
AO Smith Corp.	1,508	68,116
Apogee Enterprises, Inc.	296	12,062
Armstrong Flooring, Inc. (a)	238	3,853
Armstrong World Industries, Inc. (a)	477	17,887
Builders FirstSource, Inc. (a)	984	9,515
Caesarstone Sdot-Yam Ltd. (a)	275	9,721
Continental Building Products, Inc. (a)	344	7,035
CSW Industrials, Inc. (a)	182	5,633
Fortune Brands Home & Security, Inc.	1,581	86,370
Gibraltar Industries, Inc. (a)	413	16,066
Griffon Corp.	335	5,595
Insteel Industries, Inc.	176	4,734
Lennox International, Inc.	411	59,961
Masonite International Corp. (a)	316	17,980
NCI Building Systems, Inc. (a)	275	3,960
Owens Corning	1,188	57,951
Patrick Industries, Inc. (a)	139	7,972
PGT, Inc. (a)	516	5,057
Ply Gem Holdings, Inc. (a)	251	3,439
Quanex Building Products Corp.	340	5,542
Simpson Manufacturing Co., Inc.	429	18,361
Trex Co., Inc. (a)	306	16,466
Universal Forest Products, Inc.	210	18,058

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Building Products (continued)
USG Corp. (a)	911	$22,939

		578,867
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A	404	10,504
Associated Capital Group, Inc., Class A	57	1,935
B. Riley Financial, Inc.	120	1,536
BGC Partners, Inc., Class A	2,265	19,456
Calamos Asset Management, Inc., Class A	116	749
Cohen & Steers, Inc.	206	7,659
Cowen Group, Inc., Class A (a)	898	2,919
Diamond Hill Investment Group, Inc.	40	7,280
Donnelley Financial Solutions, Inc. (a)	279	5,985
E*Trade Financial Corp. (a)	2,898	81,608
Eaton Vance Corp.	1,144	40,109
Evercore Partners, Inc., Class A	414	22,252
Federated Investors, Inc., Class B	809	21,843
Financial Engines, Inc.	559	15,456
Gain Capital Holdings, Inc.	476	2,190
GAMCO Investors, Inc., Class A	53	1,506
Greenhill & Co., Inc.	283	6,636
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	420	9,601
Hennessy Advisors, Inc.	27	780
HFF, Inc., Class A	395	10,519
Houlihan Lokey, Inc.	234	5,703
INTL. FCStone, Inc. (a)	158	5,672
Investment Technology Group, Inc.	288	4,409
Janus Capital Group, Inc.	1,489	19,089
KCG Holdings, Inc., Class A (a)	524	6,686
Ladenburg Thalmann Financial Services, Inc. (a)	930	1,897
Lazard Ltd., Class A	1,318	48,054
Legg Mason, Inc.	1,099	31,563
LPL Financial Holdings, Inc.	897	27,771
Manning & Napier, Inc.	103	711
Marcus & Millichap, Inc. (a)	286	6,701
Moelis & Co., Class A	202	5,131
NorthStar Asset Management Group, Inc.	1,928	26,414
OM Asset Management PLC	436	6,135
Oppenheimer Holdings, Inc., Class A	67	938
Piper Jaffray Cos. (a)	156	8,822
PJT Partners, Inc., Class A	158	4,351
Pzena Investment Management, Inc., Class A	196	1,427
Raymond James Financial, Inc.	1,311	78,817

Common Stocks	Shares	Value
Capital Markets (continued)
Safeguard Scientifics, Inc. (a)	200	$2,360
SEI Investments Co.	1,329	58,915
Stifel Financial Corp. (a)	664	25,989
Virtu Financial, Inc., Class A	218	2,790
Virtus Investment Partners, Inc.	64	6,867
Waddell & Reed Financial, Inc., Class A	845	13,283
Westwood Holdings Group, Inc.	90	4,640
WisdomTree Investments, Inc.	1,183	10,150

		685,808
Chemicals — 2.5%
A. Schulman, Inc.	285	8,194
AgroFresh Solutions, Inc. (a)	256	1,203
Albemarle Corp.	1,158	96,751
American Vanguard Corp.	312	4,742
Ashland Global Holdings, Inc.	641	71,619
Axalta Coating Systems Ltd. (a)	1,698	42,654
Balchem Corp.	331	25,123
Cabot Corp.	629	32,796
Calgon Carbon Corp.	490	7,742
Chase Corp.	68	4,648
Chemours Co.	1,885	30,971
Chemtura Corp. (a)	652	21,386
Codexis, Inc. (a)	230	1,161
Ferro Corp. (a)	797	10,329
Flotek Industries, Inc. (a)	706	8,317
FutureFuel Corp.	205	2,247
GCP Applied Technologies, Inc. (a)	731	18,896
Hawkins, Inc.	85	3,430
HB Fuller Co.	546	22,970
Huntsman Corp.	2,041	34,595
Ingevity Corp. (a)	439	18,175
Innophos Holdings, Inc.	243	11,139
Innospec, Inc.	245	14,761
KMG Chemicals, Inc.	102	2,768
Koppers Holdings, Inc. (a)	198	6,484
Kraton Performance Polymers, Inc. (a)	379	9,714
Kronos Worldwide, Inc.	152	1,169
Landec Corp. (a)	228	3,021
LSB Industries, Inc. (a)	181	957
Minerals Technologies, Inc.	350	23,520
NewMarket Corp.	76	30,469
Olin Corp.	1,697	37,215
OMNOVA Solutions, Inc. (a)	492	3,739
Platform Specialty Products Corp. (a)	2,071	15,098
PolyOne Corp.	860	25,138
Quaker Chemical Corp.	138	14,835
Rayonier Advanced Materials, Inc.	423	5,469
RPM International, Inc.	1,348	64,084
Scotts Miracle-Gro Co., Class A	467	41,138

6	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	459	$34,200
Stepan Co.	199	14,135
TerraVia Holdings, Inc. (a)	2,111	4,961
Trecora Resources (a)	399	4,090
Tredegar Corp.	275	5,087
Trinseo SA	285	14,948
Tronox Ltd., Class A	702	5,686
Valspar Corp.	811	80,776
Westlake Chemical Corp.	392	20,302
WR Grace & Co.	730	48,881

		1,011,733
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	609	23,800
ACCO Brands Corp. (a)	1,078	11,966
Aqua Metals, Inc. (a)	74	662
ARC Document Solutions, Inc. (a)	280	960
Brink’s Co.	466	18,430
Casella Waste Systems, Inc., Class A (a)	394	4,413
Ceco Environmental Corp.	313	3,099
Clean Harbors, Inc. (a)	537	25,411
Copart, Inc. (a)	1,016	53,309
Covanta Holding Corp.	1,279	19,185
Deluxe Corp.	503	30,784
Encore Capital Group, Inc. (a)	199	3,950
Ennis, Inc.	206	3,018
Essendant, Inc.	508	7,798
G&K Services, Inc., Class A	200	18,940
Healthcare Services Group, Inc.	710	26,249
Heritage-Crystal Clean, Inc. (a)	87	1,140
Herman Miller, Inc.	622	17,292
HNI Corp.	468	19,029
InnerWorkings, Inc. (a)	401	3,533
Interface, Inc.	627	9,938
Iron Mountain, Inc.	2,699	91,037
KAR Auction Services, Inc.	1,432	60,974
Kimball International, Inc., Class B	398	4,975
Knoll, Inc.	476	10,301
LSC Communications Inc. (a)	180	4,363
McGrath RentCorp	231	6,953
Mobile Mini, Inc.	456	11,560
MSA Safety, Inc.	323	18,831
Multi-Color Corp.	134	8,700
Pitney Bowes, Inc.	1,957	34,913
Quad/Graphics, Inc.	285	6,772
Rollins, Inc.	990	30,512
RR Donnelley & Sons Co.	744	13,206
Steelcase, Inc., Class A	911	12,162
Sykes Enterprises, Inc. (a)	414	11,070
Team, Inc. (a)	298	9,163
Tetra Tech, Inc.	590	22,685
TRC Cos., Inc. (a)	128	1,043

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
U.S. Ecology, Inc.	213	$8,999
UniFirst Corp.	179	21,927
Viad Corp.	205	8,507
VSE Corp.	96	2,769
West Corp.	435	8,578

		712,906
Communications Equipment — 1.2%
ADTRAN, Inc.	486	8,821
Aerohive Networks, Inc. (a)	163	862
Applied Optoelectronics, Inc. (a)	155	2,981
Arista Networks, Inc. (a)	403	34,154
ARRIS International PLC (a)	1,956	54,338
Bel Fuse, Inc., Class B	63	1,503
Black Box Corp.	101	1,162
Brocade Communications Systems, Inc.	4,255	45,103
CalAmp Corp. (a)	363	4,690
Calix, Inc. (a)	345	2,156
Ciena Corp. (a)	1,411	27,345
Clearfield, Inc. (a)	77	1,290
CommScope Holding Co., Inc. (a)	1,338	40,876
Comtech Telecommunications Corp.	266	2,766
Digi International, Inc. (a)	306	2,800
EchoStar Corp., Class A (a)	485	22,669
Emcore Corp.	178	1,166
Extreme Networks, Inc. (a)	1,003	4,223
Finisar Corp. (a)	1,108	30,337
Harmonic, Inc. (a)	657	3,351
Infinera Corp. (a)	1,384	10,795
InterDigital, Inc.	371	26,211
Ixia (a)	763	9,118
KVH Industries, Inc. (a)	104	827
Loral Space & Communications, Inc. (a)	119	4,617
Lumentum Holdings, Inc. (a)	522	17,539
NETGEAR, Inc. (a)	331	16,715
Numerex Corp., Class A (a)	184	1,308
Oclaro, Inc. (a)	1,078	7,880
Plantronics, Inc.	347	17,943
ShoreTel, Inc. (a)	685	4,555
Silicom, Ltd.	38	1,414
Sonus Networks, Inc. (a)	400	2,316
Ubiquiti Networks, Inc. (a)	274	14,366
ViaSat, Inc. (a)	459	32,433
Viavi Solutions, Inc. (a)	2,442	17,387

		478,017
Construction & Engineering — 0.9%
AECOM (a)	1,592	44,337
Aegion Corp. (a)	352	6,516
Argan, Inc.	130	7,390

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Construction & Engineering (continued)
Chicago Bridge & Iron Co. NV	1,081	$34,614
Comfort Systems USA, Inc.	362	10,444
Dycom Industries, Inc. (a)	313	24,079
EMCOR Group, Inc.	623	37,667
Granite Construction, Inc.	410	20,156
Great Lakes Dredge & Dock Corp. (a)	530	1,882
HC2 Holdings, Inc. (a)	230	915
IES Holdings, Inc. (a)	357	5,337
Jacobs Engineering Group, Inc. (a)	1,245	64,217
KBR, Inc.	1,486	22,008
Layne Christensen Co. (a)	125	1,071
MasTec, Inc. (a)	682	19,471
MYR Group, Inc. (a)	147	4,386
NV5 Global Inc. (a)	49	1,401
Orion Marine Group, Inc. (a)	185	1,495
Primoris Services Corp.	403	8,072
Quanta Services, Inc. (a)	1,497	43,039
Tutor Perini Corp. (a)	370	7,048

		365,545
Construction Materials — 0.2%
Eagle Materials, Inc.	485	39,271
Headwaters, Inc. (a)	735	12,054
Summit Materials, Inc., Class A (a)	804	15,067
United States Lime & Minerals, Inc.	18	1,184
US Concrete, Inc. (a)	140	6,986

		74,562
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	190	4,788
Consumer Finance — 0.4%
Credit Acceptance Corp. (a)(b)	88	16,201
Enova International, Inc. (a)	261	2,453
Ezcorp, Inc., Class A (a)	539	5,255
Green Dot Corp., Class A (a)	434	9,635
Navient Corp.	3,393	43,363
Nelnet, Inc., Class A	206	8,071
OneMain Holdings, Inc. (a)	566	16,040
PRA Group, Inc. (a)	465	14,833
Regional Management Corp. (a)	125	2,784
Santander Consumer USA Holdings, Inc. (a)	1,079	13,164
SLM Corp. (a)	4,398	31,006
World Acceptance Corp. (a)	57	2,709

		165,514
Containers & Packaging — 1.6%
AEP Industries, Inc.	39	4,272
Aptargroup, Inc.	642	45,865
Avery Dennison Corp.	924	64,486
Bemis Co., Inc.	982	47,843
Berry Plastics Group, Inc. (a)	1,253	54,819

Common Stocks	Shares	Value
Containers & Packaging (continued)
Crown Holdings, Inc. (a)	1,397	$75,787
Graphic Packaging Holding Co.	3,316	41,450
Greif, Inc., Class A	267	12,512
Greif, Inc., Class B	62	3,612
Multi Packaging Solutions International Ltd. (a)	230	3,107
Myers Industries, Inc.	204	2,458
Owens-Illinois, Inc. (a)	1,675	32,328
Packaging Corp. of America	970	80,025
Sealed Air Corp.	2,035	92,857
Silgan Holdings, Inc.	431	21,959
Sonoco Products Co.	1,032	51,899
UFP Technologies, Inc. (a)	44	1,175

		636,454
Distributors — 0.1%
Core-Mark Holding Co., Inc.	488	17,251
Pool Corp.	421	38,976
Weyco Group, Inc.	44	1,114

		57,341
Diversified Consumer Services — 1.0%
2U, Inc. (a)	370	12,898
American Public Education, Inc. (a)	131	2,640
Apollo Education Group, Inc. (a)	855	7,515
Ascent Capital Group, Inc., Class A (a)	270	5,503
Bridgepoint Education, Inc. (a)	123	831
Bright Horizons Family Solutions, Inc. (a)	448	29,976
Capella Education Co.	117	8,553
Career Education Corp. (a)	664	4,774
Carriage Services, Inc.	192	4,539
Collectors Universe, Inc.	51	958
DeVry Education Group, Inc.	611	13,870
Graham Holdings Co., Class B	47	22,325
Grand Canyon Education, Inc. (a)	462	20,162
H&R Block, Inc.	2,327	53,451
Hillenbrand, Inc.	611	18,544
Houghton Mifflin Harcourt Co. (a)	1,299	16,432
K12, Inc. (a)	360	3,902
LifeLock, Inc. (a)	882	14,200
Matthews International Corp., Class A	335	20,067
Regis Corp. (a)	400	5,072
Service Corp. International	1,947	49,843
ServiceMaster Global Holdings, Inc. (a)	1,405	50,285
Sotheby’s	507	18,191
Strayer Education, Inc. (a)	112	6,570

8	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Weight Watchers International, Inc. (a)(b)	434	$4,462

		395,563
Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	845	53,412
FactSet Research Systems, Inc.	416	64,364
FNFV Group (a)	878	10,580
MarketAxess Holdings, Inc.	382	57,590
Marlin Business Services Corp.	57	997
Morningstar, Inc.	188	13,278
MSCI, Inc.	946	75,860
NewStar Financial, Inc. (a)	287	2,793
On Deck Capital, Inc. (a)	319	1,560
PHH Corp. (a)	636	9,235
PICO Holdings, Inc. (a)	269	3,255
Tiptree Financial, Inc., Class A	188	1,090

		294,014
Diversified Telecommunication Services — 0.6%
8x8, Inc. (a)	1,142	16,274
ATN International, Inc.	102	6,899
Cincinnati Bell, Inc. (a)	401	7,880
Cogent Communications Group, Inc.	442	16,310
Consolidated Communications Holdings, Inc.	515	12,324
Fairpoint Communications, Inc. (a)	234	3,650
Frontier Communications Corp.	12,122	48,730
General Communication, Inc., Class A (a)	262	4,150
Globalstar, Inc. (a)	3,698	3,423
Hawaiian Telcom Holdco, Inc. (a)	41	841
IDT Corp., Class B	198	3,542
inContact, Inc. (a)	692	9,626
Inteliquent, Inc.	338	5,675
Iridium Communications, Inc. (a)	829	6,756
Lumos Networks Corp. (a)	220	3,126
ORBCOMM, Inc. (a)	634	5,662
pdvWireless, Inc. (a)	92	2,171
Straight Path Communications, Inc., Class B (a)	104	2,525
Vonage Holdings Corp. (a)	2,181	14,962
Windstream Holdings, Inc.	961	7,544
Zayo Group Holdings, Inc. (a)	1,698	54,642

		236,712
Electric Utilities — 1.4%
ALLETE, Inc.	504	30,890
El Paso Electric Co.	389	17,972
Empire District Electric Co.	552	18,895
Great Plains Energy, Inc.	2,223	63,222
Hawaiian Electric Industries, Inc.	1,091	32,184

Common Stocks	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	509	$39,901
MGE Energy, Inc.	417	24,374
OGE Energy Corp.	2,054	63,756
Otter Tail Corp.	472	16,968
Pinnacle West Capital Corp.	1,140	86,788
PNM Resources, Inc.	812	26,674
Portland General Electric Co.	902	39,363
Spark Energy, Inc., Class A	45	1,089
Unitil Corp.	221	8,966
Westar Energy, Inc.	1,458	83,573

		554,615
Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.	43	851
Atkore International Group, Inc. (a)	124	2,331
AZZ, Inc.	269	14,324
Babcock & Wilcox Enterprises, Inc. (a)	453	7,130
Brady Corp., Class A	480	15,888
Encore Wire Corp.	202	6,898
Energous Corp. (a)	175	2,385
EnerSys	447	29,113
Franklin Electric Co., Inc.	484	17,642
FuelCell Energy, Inc. (a)	171	573
Generac Holdings, Inc. (a)	658	25,063
General Cable Corp.	483	6,762
Hubbell, Inc.	573	59,890
II-VI, Inc. (a)	634	17,625
LSI Industries, Inc.	158	1,359
Plug Power, Inc. (a)	1,511	2,312
Powell Industries, Inc.	91	3,220
Preformed Line Products Co.	33	1,420
Regal-Beloit Corp.	466	27,541
SolarCity Corp. (a)	698	13,681
Sunrun, Inc. (a)	990	5,158
Thermon Group Holdings, Inc. (a)	321	5,884
TPI Composites, Inc. (a)	62	987
Vicor Corp. (a)	112	1,428

		269,465
Electronic Equipment, Instruments & Components — 2.8%
Agilysys, Inc. (a)	103	994
Anixter International, Inc. (a)	304	19,988
Arrow Electronics, Inc. (a)	947	57,881
Avnet, Inc.	1,332	55,877
AVX Corp.	454	6,365
Badger Meter, Inc.	275	8,841
Belden, Inc.	433	28,063
Benchmark Electronics, Inc. (a)	489	12,298
CDW Corp.	1,685	75,673
Cognex Corp.	847	43,705
Coherent, Inc. (a)	248	25,822
Control4 Corp. (a)	237	2,676

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	343	$6,243
Daktronics, Inc.	321	2,680
Dolby Laboratories, Inc., Class A	528	25,128
DTS, Inc.	175	7,411
Electro Scientific Industries, Inc. (a)	187	969
Fabrinet (a)	361	13,704
FARO Technologies, Inc. (a)	168	5,636
Fitbit, Inc., Series A (a)(b)	1,321	17,516
FLIR Systems, Inc.	1,423	46,845
Ingram Micro, Inc., Class A	1,505	55,986
Insight Enterprises, Inc. (a)	363	10,451
InvenSense, Inc. (a)	995	7,612
IPG Photonics Corp. (a)	367	35,603
Itron, Inc. (a)	343	18,488
Jabil Circuit, Inc.	1,947	41,549
Keysight Technologies, Inc. (a)	1,786	58,581
Kimball Electronics, Inc. (a)	237	3,294
Knowles Corp. (a)	931	13,909
Littelfuse, Inc.	227	31,666
Maxwell Technologies, Inc. (a)	215	1,041
Mercury Systems, Inc. (a)	537	14,918
Mesa Laboratories, Inc.	32	4,040
Methode Electronics, Inc.	358	11,170
MTS Systems Corp.	167	7,941
National Instruments Corp.	1,085	30,478
Novanta, Inc. (a)	351	6,125
OSI Systems, Inc. (a)	212	14,868
Park Electrochemical Corp.	159	2,453
PC Connection, Inc.	126	2,924
Plexus Corp. (a)	341	15,621
Radisys Corp. (a)	243	1,013
Rofin-Sinar Technologies, Inc. (a)	289	9,407
Rogers Corp. (a)	188	10,233
Sanmina Corp. (a)	766	21,180
ScanSource, Inc. (a)	248	8,680
SYNNEX Corp.	302	30,967
Tech Data Corp. (a)	360	27,727
Trimble Navigation Ltd. (a)	2,616	72,306
TTM Technologies, Inc. (a)	828	10,888
Universal Display Corp. (a)	435	22,489
Vishay Intertechnology, Inc.	1,405	19,811
Vishay Precision Group, Inc. (a)	82	1,287
Zebra Technologies Corp., Class A (a)	537	35,356

		1,124,377
Energy Equipment & Services — 1.3%
Archrock, Inc.	678	7,865
Atwood Oceanics, Inc.	480	3,662
Bristow Group, Inc.	592	5,926
CARBO Ceramics, Inc.	180	1,098
Dawson Geophysical Co. (a)	260	1,703
Diamond Offshore Drilling, Inc.	667	10,999

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Dril-Quip, Inc. (a)	408	$19,380
Ensco PLC, Class A	3,132	24,492
Era Group, Inc. (a)	200	1,510
Exterran Corp. (a)	285	4,506
Fairmount Santrol Holdings, Inc. (a)	873	7,499
FMC Technologies, Inc. (a)	2,332	75,254
Forum Energy Technologies, Inc. (a)	590	10,620
Frank’s International NV	365	4,106
Geospace Technologies Corp. (a)	88	1,622
Helix Energy Solutions Group, Inc. (a)	993	8,659
Hornbeck Offshore Services, Inc. (a)	286	1,135
Independence Contract Drilling, Inc. (a)	204	812
Matrix Service Co. (a)	292	5,168
McDermott International, Inc. (a)	2,532	13,014
Nabors Industries Ltd.	2,854	33,963
Natural Gas Services Group, Inc. (a)	82	1,779
Newpark Resources, Inc. (a)	866	5,456
Noble Corp. PLC	2,378	11,747
Oceaneering International, Inc.	1,007	23,967
Oil States International, Inc. (a)	533	15,590
Parker Drilling Co. (a)	1,047	2,094
Patterson-UTI Energy, Inc.	1,483	33,338
PHI, Inc. (a)	105	1,636
Pioneer Energy Services Corp. (a)	702	2,492
RigNet, Inc. (a)	127	1,905
Rowan Cos. PLC, Class A	1,311	17,397
RPC, Inc. (a)	604	10,431
SEACOR Holdings, Inc. (a)	159	7,840
Seadrill Ltd. (a)(b)	2,450	5,219
Superior Energy Services, Inc.	1,523	21,566
Tesco Corp.	508	3,480
TETRA Technologies, Inc. (a)	884	4,818
Tidewater, Inc.	40	69
Transocean Ltd. (a)	3,569	34,298
Unit Corp. (a)	521	8,925
Weatherford International PLC (a)	9,242	44,546
Willbros Group, Inc. (a)	298	453

		502,039
Food & Staples Retailing — 0.7%
Andersons, Inc.	261	9,931
Casey’s General Stores, Inc.	401	45,309

10	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Chefs’ Warehouse, Inc. (a)	171	$1,949
Diplomat Pharmacy, Inc. (a)	448	10,380
Ingles Markets, Inc., Class A	151	5,965
Performance Food Group Co. (a)	406	9,744
PriceSmart, Inc.	208	18,918
Rite Aid Corp. (a)	10,663	71,549
Smart & Final Stores, Inc. (a)	202	2,424
SpartanNash Co.	375	10,500
Sprouts Farmers Market, Inc. (a)	1,449	32,095
Supervalu, Inc. (a)	2,762	11,849
United Natural Foods, Inc. (a)	517	21,580
US Foods Holding Corp. (a)	478	10,803
Village Super Market, Inc., Class A	88	2,631
Weis Markets, Inc.	107	5,952

		271,579
Food Products — 1.7%
AdvancePierre Foods Holdings, Inc.	212	5,927
Amplify Snack Brands, Inc. (a)	256	3,709
B&G Foods, Inc.	676	28,662
Blue Buffalo Pet Products, Inc. (a)	607	15,248
Cal-Maine Foods, Inc. (b)	333	12,870
Calavo Growers, Inc.	153	9,050
Darling International, Inc. (a)	1,713	23,297
Dean Foods Co.	950	17,347
Farmer Bros Co. (a)	97	3,172
Flowers Foods, Inc.	1,805	28,014
Fresh Del Monte Produce, Inc.	335	20,217
Freshpet, Inc. (a)	151	1,283
Hain Celestial Group, Inc. (a)	1,061	38,589
Ingredion, Inc.	744	97,590
Inventure Foods, Inc. (a)	131	1,108
J&J Snack Foods Corp.	157	19,178
John B Sanfilippo & Son, Inc.	94	4,764
Lancaster Colony Corp.	193	25,215
Limoneira Co.	79	1,555
Omega Protein Corp. (a)	232	5,174
Pilgrim’s Pride Corp.	590	12,886
Pinnacle Foods, Inc.	1,200	61,704
Post Holdings, Inc. (a)	668	50,922
Sanderson Farms, Inc.	212	19,076
Seneca Foods Corp., Class A (a)	92	2,705
Snyders-Lance, Inc.	833	29,630
Tootsie Roll Industries, Inc.	188	6,665
TreeHouse Foods, Inc. (a)	569	49,776
WhiteWave Foods Co. (a)	1,802	98,191

		693,524
Gas Utilities — 1.0%
Atmos Energy Corp.	1,039	77,291
Chesapeake Utilities Corp.	158	10,120
Delta Natural Gas Co., Inc.	47	1,107
National Fuel Gas Co.	749	39,233

Common Stocks	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corp.	870	$29,536
Northwest Natural Gas Co.	268	15,758
ONE Gas, Inc.	529	32,417
South Jersey Industries, Inc.	811	24,046
Southwest Gas Corp.	481	34,853
Spire, Inc.	451	28,323
UGI Corp.	1,778	82,304
WGL Holdings, Inc.	511	32,229

		407,217
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.	232	11,076
ABIOMED, Inc. (a)	413	43,361
Accuray, Inc. (a)	866	4,243
Alere, Inc. (a)	897	40,078
Align Technology, Inc. (a)	750	64,440
Analogic Corp.	124	10,149
AngioDynamics, Inc. (a)	301	4,798
Anika Therapeutics, Inc. (a)	138	6,122
AtriCure, Inc. (a)	288	5,253
Atrion Corp.	15	6,587
AxoGen, Inc. (a)	164	1,451
Cantel Medical Corp.	374	26,640
Cardiovascular Systems, Inc. (a)	316	7,404
Cerus Corp. (a)	989	4,767
ConforMIS, Inc. (a)	393	2,999
CONMED Corp.	275	11,000
Cooper Cos., Inc.	492	86,612
CryoLife, Inc.	313	5,321
Cutera, Inc. (a)	81	1,061
Cynosure, Inc., Class A (a)	245	10,449
DexCom, Inc. (a)	855	66,895
Endologix, Inc. (a)	893	9,341
Entellus Medical, Inc. (a)	52	1,063
Exactech, Inc. (a)	125	3,019
GenMark Diagnostics, Inc. (a)	354	3,777
Glaukos Corp. (a)	178	5,945
Globus Medical, Inc., Class A (a)	737	16,310
Haemonetics Corp. (a)	532	17,774
Halyard Health, Inc. (a)	497	16,078
Hill-Rom Holdings, Inc.	683	37,845
Hologic, Inc. (a)	2,899	104,393
ICU Medical, Inc. (a)	153	21,313
IDEXX Laboratories, Inc. (a)	922	98,783
Inogen, Inc. (a)	164	8,802
Insulet Corp. (a)	600	22,272
Integra LifeSciences Holdings Corp. (a)	314	24,966
Invacare Corp.	270	2,471
InVivo Therapeutics Holdings Corp. (a)	281	1,222
IRIDEX Corp. (a)	90	1,220
K2M Group Holdings, Inc. (a)	262	4,472

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	155	$3,246
Masimo Corp. (a)	419	23,045
Meridian Bioscience, Inc.	641	10,545
Merit Medical Systems, Inc. (a)	455	9,987
Natus Medical, Inc. (a)	340	13,379
Neogen Corp. (a)	378	19,917
Nevro Corp. (a)	249	22,888
Novocure Ltd. (a)	420	2,541
NuVasive, Inc. (a)	511	30,522
NxStage Medical, Inc. (a)	674	15,327
Ocular Therapeutix, Inc. (a)(b)	196	1,109
OraSure Technologies, Inc. (a)	459	3,447
Orthofix International NV (a)	175	6,414
Oxford Immunotec Global PLC (a)	255	3,279
Quidel Corp. (a)	274	5,288
ResMed, Inc.	1,444	86,308
Rockwell Medical, Inc. (a)(b)	411	2,388
RTI Surgical, Inc. (a)	528	1,346
Senseonics Holdings, Inc. (a)	343	803
Spectranetics Corp. (a)	423	9,179
Staar Surgical Co. (a)	411	3,473
SurModics, Inc. (a)	147	3,660
Tandem Diabetes Care, Inc. (a)	128	774
Teleflex, Inc.	453	64,838
TransEnterix, Inc. (a)	752	1,128
Utah Medical Products, Inc.	23	1,430
Vascular Solutions, Inc. (a)	167	7,615
West Pharmaceutical Services, Inc.	746	56,718
Wright Medical Group NV (a)	1,070	23,444
Zeltiq Aesthetics, Inc. (a)	377	12,479

		1,268,289
Health Care Providers & Services — 1.9%
AAC Holdings, Inc. (a)	67	1,098
Acadia Healthcare Co., Inc. (a)	762	27,402
Addus HomeCare Corp. (a)	51	1,290
Adeptus Health, Inc., Class A (a)	135	4,066
Air Methods Corp. (a)	373	9,866
Almost Family, Inc. (a)	123	4,828
Amedisys, Inc. (a)	294	12,718
American Renal Associates Holdings, Inc. (a)	137	2,419
AMN Healthcare Services, Inc. (a)	495	16,236
Amsurg Corp. (a)	558	33,341
BioScrip, Inc. (a)	1,492	4,013
BioTelemetry, Inc. (a)	266	4,708
Brookdale Senior Living, Inc. (a)	1,923	27,749
Capital Senior Living Corp. (a)	311	4,967
Chemed Corp.	165	23,334
Civitas Solutions, Inc. (a)	176	3,010
Community Health Systems, Inc. (a)	1,156	6,104
Corvel Corp. (a)	80	2,764

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc. (a)	259	$2,893
Ensign Group, Inc.	476	8,792
Envision Healthcare Holdings, Inc. (a)	1,939	38,353
HealthEquity, Inc. (a)	455	15,120
HealthSouth Corp.	921	36,978
Healthways, Inc. (a)	309	7,663
HMS Holdings Corp. (a)	871	18,352
Integer Holdings Corp. (a)	150	3,308
Kindred Healthcare, Inc.	859	8,461
Landauer, Inc.	106	4,611
LHC Group, Inc. (a)	157	5,380
LifePoint Hospitals, Inc. (a)	422	25,257
Magellan Health Services, Inc. (a)	72	3,704
MEDNAX, Inc. (a)	952	58,310
Molina Healthcare, Inc. (a)	446	24,267
National Healthcare Corp.	119	7,699
National Research Corp.	114	1,750
Nobilis Health Corp. (a)	382	1,280
Owens & Minor, Inc.	643	20,865
Patterson Cos., Inc.	875	37,371
Penumbra, Inc. (a)	264	17,411
PharMerica Corp. (a)	340	8,092
Premier, Inc., Class A (a)	459	14,615
Providence Service Corp. (a)	130	5,260
Quorum Health Corp. (a)	20	81
RadNet, Inc. (a)	375	2,606
Select Medical Holdings Corp. (a)	1,079	14,027
Surgery Partners, Inc. (a)	226	3,639
Surgical Care Affiliates, Inc. (a)	266	11,382
Team Health Holdings, Inc. (a)	697	29,866
Teladoc, Inc. (a)(b)	259	4,209
Tenet Healthcare Corp. (a)	837	16,497
Triple-S Management Corp., Class B (a)	249	5,149
U.S. Physical Therapy, Inc.	127	7,226
Universal American Corp. (a)	745	5,595
VCA, Inc. (a)	810	49,783
WellCare Health Plans, Inc. (a)	466	52,896

		768,661
Health Care Technology — 0.4%
athenahealth, Inc. (a)	405	41,845
Castlight Health, Inc., Class B (a)	272	1,183
Computer Programs & Systems, Inc.	91	2,375
Cotiviti Holdings, Inc. (a)	124	3,828
Evolent Health, Inc., Class A (a)	156	3,284
HealthStream, Inc. (a)	254	6,851
Inovalon Holdings, Inc., Class A (a)(b)	567	7,711
Medidata Solutions, Inc. (a)	569	27,306
NantHealth, Inc. (a)	95	1,247

12	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Technology (continued)
Omnicell, Inc. (a)	355	$11,582
Quality Systems, Inc.	515	6,638
Veeva Systems, Inc., Class A (a)	999	38,811
Vocera Communications, Inc. (a)	293	5,391

		158,052
Hotels, Restaurants & Leisure — 2.6%
Aramark	2,508	93,373
Belmond Ltd., Class A (a)	867	11,228
Biglari Holdings, Inc. (a)	13	5,696
BJ’s Restaurants, Inc. (a)	243	8,772
Bloomin’ Brands, Inc.	1,179	20,397
Bob Evans Farms, Inc.	211	8,697
Bojangles’, Inc. (a)	67	992
Boyd Gaming Corp. (a)	879	15,699
Brinker International, Inc.	566	27,870
Buffalo Wild Wings, Inc. (a)	194	28,256
Caesars Acquisition Co., Class A (a)	474	5,522
Caesars Entertainment Corp. (a)	615	4,366
Carrols Restaurant Group, Inc. (a)	289	3,612
Century Casinos, Inc. (a)	147	932
Cheesecake Factory, Inc.	465	24,733
Choice Hotels International, Inc.	353	17,103
Churchill Downs, Inc.	142	19,312
Chuy’s Holdings, Inc. (a)	177	5,027
ClubCorp Holdings, Inc.	745	8,605
Cracker Barrel Old Country Store, Inc.	196	27,048
Dave & Buster’s Entertainment, Inc. (a)	373	15,423
Del Frisco’s Restaurant Group, Inc. (a)	198	2,831
Del Taco Restaurants, Inc. (a)	262	3,513
Denny’s Corp. (a)	719	7,456
DineEquity, Inc.	187	14,792
Domino’s Pizza, Inc.	518	87,666
Dunkin’ Brands Group, Inc.	950	45,942
El Pollo Loco Holdings, Inc. (a)	369	4,502
Eldorado Resorts, Inc. (a)	326	3,945
Extended Stay America, Inc.	807	11,540
Fiesta Restaurant Group, Inc. (a)	364	9,610
Golden Entertainment, Inc.	71	814
Habit Restaurants, Inc., Class A (a)	315	4,457
Hyatt Hotels Corp., Class A (a)	269	13,662
ILG, Inc.	1,172	19,197
International Game Technology PLC	991	28,461
International Speedway Corp., Class A	257	8,455
Intrawest Resorts Holdings, Inc. (a)	183	3,003
Isle of Capri Casinos, Inc. (a)	261	5,481
J Alexander’s Holdings, Inc. (a)	92	828
Jack in the Box, Inc.	334	31,306

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Jamba, Inc. (a)	88	$928
La Quinta Holdings, Inc. (a)	600	6,006
Lindblad Expeditions Holdings, Inc. (a)	101	827
Marcus Corp.	208	5,512
Marriott Vacations Worldwide Corp.	229	14,560
Monarch Casino & Resort, Inc. (a)	126	2,980
Nathan’s Famous, Inc. (a)	21	1,119
Panera Bread Co., Class A (a)	231	44,066
Papa John’s International, Inc.	281	21,201
Penn National Gaming, Inc. (a)	753	9,736
Pinnacle Entertainment, Inc. (a)	619	7,335
Planet Fitness, Inc., Class A (a)	185	3,922
Popeyes Louisiana Kitchen, Inc. (a)	232	12,384
Potbelly Corp. (a)	271	3,537
Red Lion Hotels Corp. (a)	209	1,756
Red Robin Gourmet Burgers, Inc. (a)	125	5,750
Red Rock Resorts, Inc., Class A	314	6,877
Ruby Tuesday, Inc. (a)	506	1,503
Ruth’s Hospitality Group, Inc.	269	4,264
Ryman Hospitality Properties, Inc.	450	22,689
Scientific Games Corp., Class A (a)	516	6,398
SeaWorld Entertainment, Inc.	688	9,639
Shake Shack, Inc., Class A (a)	167	5,326
Six Flags Entertainment Corp.	735	40,903
Sonic Corp.	470	10,768
Speedway Motorsports, Inc.	79	1,486
Texas Roadhouse, Inc.	678	27,473
Vail Resorts, Inc.	404	64,414
Wendy’s Co.	2,152	23,328
Wingstop, Inc.	230	6,155
Zoe’s Kitchen, Inc. (a)	100	2,267

		1,035,233
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	89	2,043
Beazer Homes USA, Inc. (a)	305	3,120
CalAtlantic Group, Inc.	780	25,210
Cavco Industries, Inc. (a)	83	7,669
Century Communities, Inc. (a)	142	2,797
CSS Industries, Inc.	57	1,431
Ethan Allen Interiors, Inc.	286	8,780
Flexsteel Industries, Inc.	70	2,933
GoPro, Inc., Class A (a)(b)	1,013	12,946
Green Brick Partners, Inc. (a)	158	1,209
Harman International Industries, Inc.	731	58,268
Helen of Troy Ltd. (a)	287	23,390
Hooker Furniture Corp.	129	3,393
Hovnanian Enterprises, Inc., Class A (a)	821	1,281
Installed Building Products, Inc. (a)	196	6,478

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Household Durables (continued)
iRobot Corp. (a)	262	$13,283
KB Home	826	12,010
La-Z-Boy, Inc.	507	11,864
Leggett & Platt, Inc.	1,372	62,947
Lennar Corp., Class A	1,825	76,084
Lennar Corp., Class B	169	5,665
LGI Homes, Inc. (a)	150	4,464
Libbey, Inc.	551	8,821
Lifetime Brands, Inc.	75	1,061
M/I Homes, Inc. (a)	260	5,593
MDC Holdings, Inc.	416	9,863
Meritage Homes Corp. (a)	378	11,699
NACCO Industries, Inc., Class A	45	3,292
New Home Co., Inc. (a)	87	872
NVR, Inc. (a)	36	54,828
PulteGroup, Inc.	3,569	66,383
Taylor Morrison Home Corp., Class A (a)	341	5,817
Tempur Sealy International, Inc. (a)	551	29,793
Toll Brothers, Inc. (a)	1,604	44,014
TopBuild Corp. (a)	380	11,449
TRI Pointe Group, Inc. (a)	1,549	16,776
Tupperware Brands Corp.	511	30,415
Universal Electronics, Inc. (a)	151	10,593
WCI Communities, Inc. (a)	402	9,306
William Lyon Homes, Class A (a)	365	6,519
ZAGG, Inc. (a)	188	1,222

		675,581
Household Products — 0.3%
Central Garden & Pet Co. (a)	120	2,918
Central Garden and Pet Co., Class A (a)	311	7,259
Energizer Holdings, Inc.	632	29,394
HRG Group, Inc. (a)	1,217	18,304
Oil-Dri Corp. of America	34	1,148
Orchids Paper Products Co.	109	2,797
Spectrum Brands Holdings, Inc.	253	34,216
WD-40 Co.	146	15,567

		111,603
Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.	812	1,868
Atlantica Yield PLC	638	11,471
Calpine Corp. (a)	3,716	44,220
Dynegy, Inc. (a)	1,234	13,142
NRG Energy, Inc.	3,283	34,898
NRG Yield, Inc., Class A	412	6,069
NRG Yield, Inc., Class C	576	8,870
Ormat Technologies, Inc.	386	18,617
Pattern Energy Group, Inc.	685	15,310
Talen Energy Corp. (a)	987	13,749
TerraForm Global, Inc., Class A (a)	1,300	4,875

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power, Inc., Class A (a)	904	$11,219

		184,308
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	969	38,004
Carlisle Cos., Inc.	649	68,048
Raven Industries, Inc.	353	7,572
Seaboard Corp. (a)	3	10,155
Standex International Corp.	128	9,779

		133,558
Insurance — 4.2%
Alleghany Corp. (a)	106	54,718
Allied World Assurance Co. Holdings AG	949	40,788
Ambac Financial Group, Inc. (a)	64	1,181
American Equity Investment Life Holding Co.	183	3,281
American Financial Group, Inc.	755	56,248
American National Insurance Co.	103	12,067
AMERISAFE, Inc.	233	12,955
AmTrust Financial Services, Inc.	985	25,994
Arch Capital Group Ltd. (a)	1,217	94,890
Argo Group International Holdings Ltd.	351	19,516
Arthur J Gallagher & Co.	1,817	87,634
Aspen Insurance Holdings Ltd.	672	32,424
Assurant, Inc.	665	53,546
Assured Guaranty Ltd.	1,447	43,251
Atlas Financial Holdings, Inc. (a)	153	2,624
Axis Capital Holdings Ltd.	996	56,742
Baldwin & Lyons, Inc., Class B	140	3,444
Blue Capital Reinsurance Holdings Ltd.	212	3,752
Brown & Brown, Inc.	1,209	44,564
Citizens, Inc. (a)	427	3,322
CNO Financial Group, Inc.	1,845	27,823
Crawford & Co., Class B	130	1,463
Donegal Group, Inc., Class A	271	4,079
eHealth, Inc. (a)	120	940
EMC Insurance Group, Inc.	183	4,456
Employers Holdings, Inc.	157	4,922
Endurance Specialty Holdings Ltd.	693	63,721
Enstar Group Ltd. (a)	136	22,930
Erie Indemnity Co., Class A	253	25,905
Everest Re Group Ltd.	322	65,533
FBL Financial Group, Inc., Class A	178	11,267
Federated National Holding Co.	136	2,436
Fidelity & Guaranty Life	182	4,022
First American Financial Corp.	1,157	45,192
Genworth Financial, Inc., Class A (a)	3,030	12,544
Global Indemnity PLC (a)	157	4,716

14	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Greenlight Capital Re Ltd. (a)	522	$10,388
Hallmark Financial Services, Inc. (a)	187	1,937
Hanover Insurance Group, Inc.	469	35,733
HCI Group, Inc.	88	2,386
Heritage Insurance Holdings, Inc.	413	4,869
Hilltop Holdings, Inc. (a)	789	19,488
Horace Mann Educators Corp.	475	17,076
Independence Holding Co.	125	2,194
Infinity Property & Casualty Corp.	136	11,145
Investors Title Co.	27	2,592
James River Group Holdings Ltd.	180	6,775
Kemper Corp.	449	16,860
Kinsale Capital Group, Inc.	106	2,549
Maiden Holdings Ltd.	849	11,589
MBIA, Inc. (a)	1,502	11,565
Mercury General Corp.	28	1,525
National General Holdings Corp.	587	12,063
National Interstate Corp.	147	4,763
National Western Life Group, Inc.	45	9,693
Navigators Group, Inc.	141	13,141
Old Republic International Corp.	2,622	44,207
OneBeacon Insurance Group Ltd.	371	5,098
Patriot National, Inc. (a)	142	900
Primerica, Inc.	484	26,475
ProAssurance Corp.	593	31,607
Reinsurance Group of America, Inc.	683	73,668
RenaissanceRe Holdings Ltd.	212	26,349
RLI Corp.	428	23,857
Safety Insurance Group, Inc.	140	9,478
Selective Insurance Group, Inc.	280	10,346
State Auto Financial Corp.	258	5,908
State National Cos., Inc.	448	4,583
Stewart Information Services Corp.	153	6,877
Third Point Reinsurance Ltd. (a)	732	8,601
Torchmark Corp.	1,239	78,565
Trupanion, Inc. (a)	174	2,817
United Fire Group, Inc.	222	8,773
United Insurance Holdings Corp.	183	2,654
Universal Insurance Holdings, Inc.	319	6,795
Validus Holdings Ltd.	841	42,975
W.R. Berkley Corp.	1,043	59,555
White Mountains Insurance Group Ltd.	51	42,316
WMIH Corp. (a)	2,365	4,967

		1,680,592
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A (a)	309	2,951
Blue Nile, Inc.	92	3,213
Duluth Holdings, Inc., Class B (a)	178	4,833

Common Stocks	Shares	Value
Internet & Direct Marketing Retail (continued)
Etsy, Inc. (a)	1,119	$14,525
FTD Cos., Inc. (a)	203	4,084
Groupon, Inc. (a)	3,800	15,162
HSN, Inc.	307	11,574
Lands’ End, Inc. (a)(b)	124	1,934
Liberty TripAdvisor Holdings, Inc., Series A (a)	765	16,983
Liberty Ventures, Series A (a)	1,386	55,301
Nutrisystem, Inc.	344	10,905
Overstock.com, Inc. (a)	89	1,304
PetMed Express, Inc.	203	4,034
RetailMeNot, Inc. (a)	433	3,919
Shutterfly, Inc. (a)	362	17,738
Wayfair, Inc., Class A (a)(b)	318	10,599

		179,059
Internet Software & Services — 1.8%
Alarm.com Holdings, Inc. (a)	115	3,356
Amber Road, Inc. (a)	122	1,163
Angie’s List, Inc. (a)	393	3,026
Apigee Corp. (a)	172	2,984
Appfolio, Inc., Class A (a)	90	1,715
Autobytel, Inc. (a)	57	932
Bankrate, Inc. (a)	463	3,611
Bazaarvoice, Inc. (a)	850	4,165
Benefitfocus, Inc. (a)	140	4,550
Blucora, Inc. (a)	344	4,575
Box, Inc., Class A (a)	504	7,268
Brightcove, Inc. (a)	298	3,323
Carbonite, Inc. (a)	202	3,444
Care.com, Inc. (a)	110	999
ChannelAdvisor Corp. (a)	259	2,849
Chegg, Inc. (a)	818	5,440
Cimpress NV (a)	269	22,394
CommerceHub, Inc., Series A (a)	102	1,532
CommerceHub, Inc., Series C (a)	328	4,936
ComScore, Inc. (a)	536	15,431
Cornerstone OnDemand, Inc. (a)	523	21,600
CoStar Group, Inc. (a)	333	62,311
Cvent, Inc. (a)	297	9,272
DHI Group, Inc. (a)	506	2,884
EarthLink Holdings Corp.	1,068	6,109
Endurance International Group Holdings, Inc. (a)	627	4,608
Envestnet, Inc. (a)	435	15,377
Everyday Health, Inc. (a)	336	3,528
Five9, Inc. (a)	317	4,539
Global Eagle Entertainment, Inc. (a)	396	3,188
GoDaddy, Inc., Class A (a)	486	17,394
Gogo, Inc. (a)	551	5,571
GrubHub, Inc. (a)	829	31,593
GTT Communications, Inc. (a)	254	5,715

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Hortonworks, Inc. (a)	450	$3,438
IAC/InterActiveCorp	732	47,170
Instructure, Inc. (a)	118	3,003
IntraLinks Holdings, Inc. (a)	351	3,219
j2 Global, Inc.	483	34,366
LendingClub Corp. (a)	3,446	16,989
Limelight Networks, Inc. (a)	832	1,481
Liquidity Services, Inc. (a)	293	2,593
LivePerson, Inc. (a)	472	4,012
LogMeIn, Inc.	260	24,700
Match Group, Inc. (a)	453	8,181
MeetMe, Inc. (a)	487	2,381
MINDBODY, Inc., Class A (a)	164	3,395
New Relic, Inc. (a)	213	7,764
NIC, Inc.	671	15,400
Pandora Media, Inc. (a)	2,281	25,844
Perficient, Inc. (a)	353	6,569
Q2 Holdings, Inc. (a)	250	7,025
QuinStreet, Inc. (a)	483	1,401
Quotient Technology, Inc. (a)	620	6,572
Rackspace Hosting, Inc. (a)	1,110	35,453
Reis, Inc.	59	1,159
Rightside Group Ltd. (a)	146	1,228
Shutterstock, Inc. (a)	196	11,562
SPS Commerce, Inc. (a)	173	10,792
Stamps.com, Inc. (a)	166	16,193
TechTarget, Inc. (a)	128	1,034
TrueCar, Inc. (a)	604	5,829
Twilio, Inc. (a)	114	3,890
Web.com Group, Inc. (a)	467	7,519
WebMD Health Corp. (a)	432	21,224
Xactly Corp. (a)	241	3,109
XO Group, Inc. (a)	276	5,078
Yelp, Inc. (a)	715	23,352
Zillow Group, Inc., Class A (a)	537	17,737
Zillow Group, Inc., Class C (a)	1,063	35,462

		717,506
IT Services — 2.5%
Acxiom Corp. (a)	810	19,084
ALJ Regional Holdings, Inc. (a)	284	1,133
Black Knight Financial Services, Inc., Class A (a)	254	9,995
Blackhawk Network Holdings, Inc. (a)	574	19,774
Booz Allen Hamilton Holding Corp.	1,191	36,290
Broadridge Financial Solutions, Inc.	1,225	79,209
CACI International, Inc., Class A (a)	253	24,756
Cardtronics PLC, Class A (a)	471	23,550
Cass Information Systems, Inc.	112	6,032
Convergys Corp.	925	27,010
CoreLogic, Inc. (a)	919	39,113

Common Stocks	Shares	Value
IT Services (continued)
CSG Systems International, Inc.	323	$12,284
CSRA, Inc.	1,708	42,854
Datalink Corp. (a)	137	1,299
DST Systems, Inc.	344	33,079
EPAM Systems, Inc. (a)	498	32,056
Euronet Worldwide, Inc. (a)	522	41,525
EVERTEC, Inc.	671	10,166
ExlService Holdings, Inc. (a)	343	15,102
Forrester Research, Inc.	124	4,619
Gartner, Inc. (a)	833	71,671
Genpact Ltd. (a)	1,564	35,956
Hackett Group, Inc.	202	3,256
Information Services Group, Inc. (a)	214	845
Jack Henry & Associates, Inc.	822	66,598
Leidos Holdings, Inc.	1,368	56,868
Lionbridge Technologies, Inc. (a)	527	2,545
Mantech International Corp., Class A	265	10,290
MAXIMUS, Inc.	664	34,568
MoneyGram International, Inc. (a)	199	1,395
PFSweb, Inc. (a)	100	722
Planet Payment, Inc. (a)	285	995
Sabre Corp.	2,154	55,638
Science Applications International Corp.	445	30,665
ServiceSource International, Inc. (a)	547	2,598
Square, Inc., Class A (a)	533	5,970
Syntel, Inc.	170	3,417
TeleTech Holdings, Inc.	176	4,946
Teradata Corp. (a)	1,347	36,315
Travelport Worldwide Ltd.	1,218	17,198
Unisys Corp. (a)	533	5,570
VeriFone Systems, Inc. (a)	1,126	17,430
Virtusa Corp. (a)	374	7,084
WEX, Inc. (a)	402	43,858

		995,328
Leisure Products — 0.4%
Arctic Cat, Inc.	114	1,709
Brunswick Corp.	939	40,846
Callaway Golf Co.	1,077	10,996
Escalade, Inc.	129	1,567
JAKKS Pacific, Inc. (a)	105	704
Johnson Outdoors, Inc., Class A	34	1,223
Malibu Boats, Inc. (a)	162	2,377
Nautilus, Inc. (a)	298	5,245
Performance Sports Group Ltd. (a)	447	1,556
Polaris Industries, Inc.	623	47,728
Smith & Wesson Holding Corp. (a)	573	15,144
Sturm Ruger & Co., Inc.	193	11,870

16	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Leisure Products (continued)
Vista Outdoor, Inc. (a)	635	$24,555

		165,520
Life Sciences Tools & Services — 1.3%
Accelerate Diagnostics, Inc. (a)	252	5,355
Albany Molecular Research, Inc. (a)	292	4,552
Bio-Rad Laboratories, Inc., Class A (a)	217	34,303
Bio-Techne Corp.	385	40,036
Bruker Corp.	1,085	22,232
Cambrex Corp. (a)	319	12,856
Charles River Laboratories International, Inc. (a)	488	37,029
Enzo Biochem, Inc. (a)	458	2,794
Fluidigm Corp. (a)	200	926
INC Research Holdings, Inc., Class A (a)	429	19,605
Luminex Corp. (a)	397	8,270
Medpace Holdings, Inc. (a)	84	2,438
NanoString Technologies, Inc. (a)	167	3,248
NeoGenomics, Inc. (a)	590	4,755
Pacific Biosciences of California, Inc. (a)	780	6,630
PAREXEL International Corp. (a)	543	31,635
Patheon NV (a)	359	9,115
PerkinElmer, Inc.	1,128	57,404
PRA Health Sciences, Inc. (a)	254	13,518
QIAGEN NV (a)	2,365	57,659
Quintiles Transnational Holdings, Inc. (a)	1,461	104,812
VWR Corp. (a)	825	22,696

		501,868
Machinery — 4.0%
Actuant Corp., Class A	579	12,912
AGCO Corp.	729	37,237
Alamo Group, Inc.	94	6,103
Albany International Corp., Class A	283	11,532
Altra Industrial Motion Corp.	250	7,375
American Railcar Industries, Inc.	62	2,280
Ampco-Pittsburgh Corp.	119	1,285
Astec Industries, Inc.	207	11,460
Barnes Group, Inc.	518	20,637
Briggs & Stratton Corp.	415	7,727
Chart Industries, Inc. (a)	338	9,376
CIRCOR International, Inc.	173	9,304
CLARCOR, Inc.	488	30,359
Colfax Corp. (a)	1,026	32,617
Columbus McKinnon Corp.	174	3,391
Crane Co.	507	34,481
Donaldson Co., Inc.	1,318	48,133
Douglas Dynamics, Inc.	217	6,966
Dynamic Materials Corp.	97	1,052

Common Stocks	Shares	Value
Machinery (continued)
Energy Recovery, Inc. (a)	331	$4,042
EnPro Industries, Inc.	227	12,285
ESCO Technologies, Inc.	248	11,048
ExOne Co. (a)	461	5,500
Federal Signal Corp.	579	7,110
Flowserve Corp.	1,346	57,003
FreightCar America, Inc.	82	1,071
Gencor Industries, Inc. (a)	109	1,319
Global Brass & Copper Holdings, Inc.	223	6,400
Gorman-Rupp Co.	149	3,579
Graco, Inc.	575	43,068
Graham Corp.	65	1,160
Greenbrier Cos., Inc.	282	8,883
Hardinge, Inc.	149	1,445
Harsco Corp.	905	8,824
Hurco Cos., Inc.	43	1,127
Hyster-Yale Materials Handling, Inc.	97	5,646
IDEX Corp.	787	68,028
ITT, Inc.	940	33,107
John Bean Technologies Corp.	301	24,035
Joy Global, Inc.	1,014	28,220
Kadant, Inc.	110	5,682
Kennametal, Inc.	811	22,959
Lincoln Electric Holdings, Inc.	642	42,263
Lindsay Corp.	101	7,908
Lydall, Inc. (a)	160	7,480
Manitowoc Co., Inc.	1,748	7,062
Manitowoc Foodservice, Inc. (a)	1,364	20,610
Meritor, Inc. (a)	922	9,478
Middleby Corp. (a)	588	65,921
Milacron Holdings Corp. (a)	176	2,563
Miller Industries, Inc.	135	2,963
Mueller Industries, Inc.	604	18,295
Mueller Water Products, Inc., Series A	1,632	20,106
Navistar International Corp. (a)	482	10,749
NN, Inc.	287	5,066
Nordson Corp.	593	59,377
Omega Flex, Inc.	34	1,293
Oshkosh Corp.	754	40,339
Proto Labs, Inc. (a)	241	10,773
RBC Bearings, Inc. (a)	237	16,910
Rexnord Corp. (a)	862	17,145
Snap-on, Inc.	598	92,152
SPX Corp. (a)	541	10,284
SPX FLOW, Inc. (a)	294	7,377
Sun Hydraulics Corp.	230	6,769
Supreme Industries, Inc., Class A	153	1,865
Tennant Co.	178	11,205
Terex Corp.	1,101	26,292
Timken Co.	726	23,994

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Titan International, Inc.	443	$4,514
Toro Co.	1,106	52,955
TriMas Corp. (a)	532	9,549
Trinity Industries, Inc.	1,541	32,900
Valmont Industries, Inc.	230	29,429
Wabash National Corp. (a)	649	7,301
WABCO Holdings, Inc. (a)	547	53,858
Wabtec Corp.	888	68,651
Watts Water Technologies, Inc., Class A	289	17,340
Woodward, Inc.	544	32,085
Xylem, Inc.	1,852	89,507

		1,600,096
Marine — 0.1%
Costamare, Inc.	176	1,144
Kirby Corp. (a)	542	31,951
Matson, Inc.	447	17,853
Scorpio Bulkers, Inc. (a)	409	1,595

		52,543
Media — 1.8%
AMC Entertainment Holdings, Inc., Class A	218	6,856
AMC Networks, Inc., Class A (a)	628	30,728
Cable One, Inc.	49	28,260
Carmike Cinemas, Inc. (a)	248	8,097
Central European Media Enterprises Ltd., Class A (a)	521	1,276
Cinemark Holdings, Inc.	1,090	43,382
Clear Channel Outdoor Holdings, Inc., Class A	325	1,869
Daily Journal Corp. (a)	13	2,746
Entercom Communications Corp., Class A	274	3,617
Entravision Communications Corp., Class A	714	4,784
Eros International PLC (a)	486	8,627
EW Scripps Co. (a)	709	9,401
Gannett Co., Inc.	1,156	8,982
Gray Television, Inc. (a)	706	6,283
IMAX Corp. (a)	604	18,271
Interpublic Group of Cos., Inc.	4,162	93,187
John Wiley & Sons, Inc., Class A	462	23,839
Liberty Braves Group, Class A (a)	62	1,051
Liberty Braves Group, Class C (a)	283	4,718
Liberty Media Group, Class A (a)	254	7,069
Liberty Media Group, Class C (a)	452	12,389
Lions Gate Entertainment Corp.	938	19,098
Live Nation Entertainment, Inc. (a)	1,355	37,493
Madison Square Garden Co., Class A (a)	198	32,767
MDC Partners, Inc., Class A	200	1,690

Common Stocks	Shares	Value
Media (continued)
Media General, Inc. (a)	1,139	$19,192
Meredith Corp.	389	17,641
MSG Networks, Inc., Class A (a)	576	11,002
National CineMedia, Inc.	683	9,473
New Media Investment Group, Inc.	412	5,933
New York Times Co., Class A	1,314	14,323
Nexstar Broadcasting Group, Inc., Class A	313	15,274
Reading International, Inc., Class A (a)	113	1,490
Regal Entertainment Group, Class A	831	17,875
Saga Communications, Inc., Class A	25	1,050
Scholastic Corp.	268	10,251
Sinclair Broadcast Group, Inc., Class A	693	17,394
Starz, Class A (a)	879	27,653
TEGNA, Inc.	2,262	44,380
Time, Inc.	1,085	14,105
TiVo Corp. (a)	1,209	23,999
Townsquare Media, Inc. (a)	141	1,182
Tribune Media Co., Class A	821	26,765
TRONC, Inc.	268	3,224
World Wrestling Entertainment, Inc.	359	6,347

		705,033
Metals & Mining — 1.2%
AK Steel Holding Corp. (a)	2,505	13,026
Allegheny Technologies, Inc.	1,132	15,440
Carpenter Technology Corp.	488	15,426
Century Aluminum Co. (a)	580	4,240
Cliffs Natural Resources, Inc. (a)	2,227	12,293
Coeur Mining, Inc. (a)	1,620	18,112
Commercial Metals Co.	1,213	19,056
Compass Minerals International, Inc.	350	25,147
Ferroglobe PLC	897	8,297
Gold Resource Corp.	516	2,931
Haynes International, Inc.	137	4,407
Hecla Mining Co.	3,939	23,595
Kaiser Aluminum Corp.	63	4,567
Materion Corp.	211	6,393
Olympic Steel, Inc.	112	2,586
Real Industry, Inc. (a)	177	947
Reliance Steel & Aluminum Co.	724	49,797
Royal Gold, Inc.	679	46,729
Ryerson Holding Corp. (a)	74	759
Schnitzer Steel Industries, Inc., Class A	282	6,810
Steel Dynamics, Inc.	2,439	66,975
Stillwater Mining Co. (a)	1,287	17,143

18	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
SunCoke Energy, Inc.	543	$5,544
Tahoe Resources, Inc.	3,131	37,760
TimkenSteel Corp. (a)	437	4,479
U.S. Silica Holdings, Inc.	659	30,439
United States Steel Corp.	1,596	30,867
Worthington Industries, Inc.	464	21,808

		495,573
Multi-Utilities — 0.7%
Alliant Energy Corp.	2,342	89,113
Avista Corp.	640	26,496
Black Hills Corp.	522	32,286
MDU Resources Group, Inc.	2,009	52,656
NorthWestern Corp.	491	28,257
Vectren Corp.	863	43,417

		272,225
Multiline Retail — 0.4%
Big Lots, Inc.	456	19,790
Burlington Stores, Inc. (a)	725	54,331
Dillard’s, Inc., Class A	191	11,708
FirstCash, Inc.	535	25,252
Fred’s, Inc., Class A	289	2,639
JC Penney Co., Inc. (a)	3,185	27,359
Ollie’s Bargain Outlet Holdings, Inc. (a)	216	5,908
Sears Holdings Corp. (a)(b)	172	1,911
Tuesday Morning Corp. (a)	387	1,916

		150,814
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	561	18,979
Oil, Gas & Consumable Fuels — 3.0%
Abraxas Petroleum Corp. (a)	850	1,377
Alon USA Energy, Inc.	498	4,014
Ardmore Shipping Corp.	703	4,112
Bill Barrett Corp. (a)	426	2,211
California Resources Corp. (b)	470	4,822
Callon Petroleum Co. (a)	1,444	18,758
Chesapeake Energy Corp. (a)	6,307	34,752
Clayton Williams Energy, Inc. (a)	69	6,024
Clean Energy Fuels Corp. (a)	1,286	5,285
Cobalt International Energy, Inc. (a)	5,310	5,013
CONSOL Energy, Inc.	2,352	39,866
Contango Oil & Gas Co. (a)	201	1,574
CVR Energy, Inc.	139	1,843
Delek U.S. Holdings, Inc.	633	10,698
Denbury Resources, Inc. (a)	3,610	8,628

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc.	1,011	$4,115
Diamondback Energy, Inc. (a)	810	73,945
Dorian LPG Ltd. (a)	246	1,385
Eclipse Resources Corp. (a)	500	1,370
Energen Corp.	1,006	50,431
EP Energy Corp., Class A (a)	260	926
Evolution Petroleum Corp.	407	3,134
EXCO Resources, Inc. (a)	944	1,019
Frontline Ltd.	707	5,069
GasLog Ltd.	549	8,427
Gener8 Maritime, Inc. (a)	261	1,101
Golar LNG Ltd.	919	20,117
Green Plains, Inc.	351	9,126
Gulfport Energy Corp. (a)	1,310	31,584
HollyFrontier Corp.	1,661	41,442
Isramco, Inc. (a)	23	2,208
Jones Energy, Inc., Class A (a)	706	2,895
Kosmos Energy Ltd. (a)	1,570	8,180
Laredo Petroleum, Inc. (a)	1,441	17,177
Matador Resources Co. (a)	839	18,299
Murphy Oil Corp.	1,691	43,746
Murphy USA, Inc. (a)	385	26,480
Navios Maritime Acquisition Corp.	555	705
Newfield Exploration Co. (a)	2,058	83,534
Nordic American Tankers Ltd. (b)	500	4,085
Northern Oil and Gas, Inc. (a)	497	1,044
Oasis Petroleum, Inc. (a)	2,393	25,103
Overseas Shipholding Group, Inc., Class A	473	4,143
Pacific Ethanol, Inc. (a)	195	1,453
Panhandle Oil and Gas, Inc.	180	3,240
Par Pacific Holdings, Inc. (a)	422	5,376
Parsley Energy, Inc., Class A (a)	1,684	55,404
PBF Energy, Inc., Class A	997	21,735
PDC Energy, Inc. (a)	578	35,449
QEP Resources, Inc.	2,474	39,757
Renewable Energy Group, Inc. (a)	366	3,202
REX American Resources Corp. (a)	61	4,818
Rice Energy, Inc. (a)	1,170	25,845
Ring Energy, Inc. (a)	356	3,286
RSP Permian, Inc. (a)	1,008	36,389
Sanchez Energy Corp. (a)	514	3,274
Scorpio Tankers, Inc.	900	3,447
SemGroup Corp., Class A	679	21,898
Ship Finance International Ltd.	575	7,274
SM Energy Co.	887	29,830
Southwestern Energy Co. (a)	5,076	52,740
Synergy Resources Corp. (a)	1,850	12,654
Targa Resources Corp.	1,607	70,547
Teekay Corp.	953	6,223
Teekay Tankers Ltd., Class A	1,326	2,824
Western Refining, Inc.	814	23,484
Westmoreland Coal Co. (a)	125	1,110

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (a)	2,031	$16,735
World Fuel Services Corp.	697	28,054
WPX Energy, Inc. (a)	3,450	37,467

		1,193,282
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	390	7,508
Clearwater Paper Corp. (a)	167	8,868
Deltic Timber Corp.	107	6,011
Domtar Corp.	652	23,439
KapStone Paper and Packaging Corp.	862	15,637
Louisiana-Pacific Corp. (a)	1,487	27,287
Neenah Paper, Inc.	167	13,343
PH Glatfelter Co.	428	9,510
Schweitzer-Mauduit International, Inc.	318	11,737

		123,340
Personal Products — 0.7%
Avon Products, Inc.	4,508	29,527
Coty, Inc., Class A (a)	4,727	108,674
Edgewell Personal Care Co. (a)	608	45,843
Herbalife Ltd. (a)	760	46,117
Inter Parfums, Inc.	175	5,705
Lifevantage Corp. (a)	93	763
Medifast, Inc.	99	4,065
Natural Health Trends Corp.	87	2,030
Nature’s Sunshine Products, Inc.	97	1,217
Nu Skin Enterprises, Inc., Class A	565	34,832
Nutraceutical International Corp. (a)	56	1,613
Revlon, Inc., Class A (a)	97	3,298
USANA Health Sciences, Inc. (a)	50	6,425

		290,109
Pharmaceuticals — 0.9%
AcelRx Pharmaceuticals, Inc. (a)	373	1,044
Aclaris Therapeutics, Inc. (a)	61	1,296
Aerie Pharmaceuticals, Inc. (a)	235	7,814
Akorn, Inc. (a)	868	20,789
Amphastar Pharmaceuticals, Inc. (a)	518	9,397
ANI Pharmaceuticals, Inc. (a)	83	4,955
Aratana Therapeutics, Inc. (a)	366	2,965
Bio-Path Holdings, Inc. (a)	566	566
Catalent, Inc. (a)	1,020	23,266
Cempra, Inc. (a)(b)	486	8,809
Clearside Biomedical, Inc. (a)	89	1,925
Collegium Pharmaceutical, Inc. (a)	92	1,377
Corcept Therapeutics, Inc. (a)	742	5,149
Depomed, Inc. (a)	641	14,333
Dermira, Inc. (a)	249	7,806

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Durect Corp. (a)	860	$963
Egalet Corp. (a)	661	3,708
Endo International PLC (a)	2,124	39,825
Endocyte, Inc. (a)	262	721
Flex Pharma, Inc. (a)	116	564
Heska Corp. (a)	64	3,162
Horizon Pharma PLC (a)	1,668	27,889
Impax Laboratories, Inc. (a)	764	15,356
Intersect ENT, Inc. (a)	344	5,022
Intra-Cellular Therapies, Inc. (a)	100	1,240
Lannett Co., Inc. (a)	210	4,599
Lipocine, Inc. (a)	114	366
Medicines Co. (a)	693	22,834
MyoKardia, Inc. (a)	77	1,036
Nektar Therapeutics (a)	1,342	16,641
Neos Therapeutics, Inc. (a)	95	561
Omeros Corp. (a)(b)	308	2,526
Pacira Pharmaceuticals, Inc. (a)	385	12,243
Paratek Pharmaceuticals, Inc. (a)	312	3,338
Phibro Animal Health Corp., Class A	431	11,184
Prestige Brands Holdings, Inc. (a)	549	24,859
Reata Pharmaceuticals, Inc. (a)	56	1,268
Revance Therapeutics, Inc. (a)	167	2,229
Sciclone Pharmaceuticals, Inc. (a)	516	4,618
Sucampo Pharmaceuticals, Inc., Class A (a)	226	2,576
Supernus Pharmaceuticals, Inc. (a)	455	9,009
Teligent, Inc. (a)	376	2,448
TherapeuticsMD, Inc. (a)	1,451	8,329
Theravance Biopharma, Inc. (a)	393	9,876
Titan Pharmaceuticals, Inc. (a)	221	1,006
WaVe Life Sciences Ltd. (a)	50	1,592
Zogenix, Inc. (a)	225	1,834

		354,913
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	338	3,938
PROS Holdings, Inc. (a)	255	5,589

		9,527
Professional Services — 1.0%
Acacia Research Corp.	169	989
Advisory Board Co. (a)	430	17,114
Barrett Business Services, Inc.	73	3,273
CBIZ, Inc. (a)	540	5,967
CEB, Inc.	338	16,444
CRA International, Inc. (a)	59	1,837
Dun & Bradstreet Corp.	379	47,318
Exponent, Inc.	266	15,228
Franklin Covey Co. (a)	70	1,281
FTI Consulting, Inc. (a)	434	16,909
GP Strategies Corp. (a)	110	2,843

20	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Professional Services (continued)
Heidrick & Struggles International, Inc.	201	$3,718
Hill International, Inc. (a)	222	855
Huron Consulting Group, Inc. (a)	224	12,555
ICF International, Inc. (a)	184	8,538
Insperity, Inc.	180	13,536
Kelly Services, Inc., Class A	310	5,806
Kforce, Inc.	262	4,546
Korn/Ferry International	590	12,030
ManpowerGroup, Inc.	738	56,678
Mistras Group, Inc. (a)	191	4,000
Navigant Consulting, Inc. (a)	548	12,823
On Assignment, Inc. (a)	524	18,031
Paylocity Holding Corp. (a)	208	9,046
Resources Connection, Inc.	403	5,985
Robert Half International, Inc.	1,319	49,357
RPX Corp. (a)	553	5,397
TransUnion (a)	567	17,713
TriNet Group, Inc. (a)	450	8,446
TrueBlue, Inc. (a)	340	5,950
WageWorks, Inc. (a)	367	21,635

		405,848
Real Estate Investment Trusts (REITs) — 10.5%
Acadia Realty Trust	835	28,131
AG Mortgage Investment Trust, Inc.	233	3,618
AGNC Investment Corp.	2,877	57,713
Agree Realty Corp.	244	11,797
Alexander’s, Inc.	24	9,222
Alexandria Real Estate Equities, Inc.	799	86,140
American Assets Trust, Inc.	360	14,296
American Campus Communities, Inc.	1,357	70,713
American Homes 4 Rent, Class A	1,743	36,795
Anworth Mortgage Asset Corp.	792	3,889
Apartment Investment & Management Co., Class A	1,622	71,482
Apollo Commercial Real Estate Finance, Inc.	839	14,196
Apple Hospitality REIT, Inc.	1,686	30,399
Ares Commercial Real Estate Corp.	275	3,608
Armada Hoffler Properties, Inc.	309	4,150
ARMOUR Residential REIT, Inc.	385	8,728
Ashford Hospitality Prime, Inc.	227	2,942
Ashford Hospitality Trust, Inc.	895	5,200
Bluerock Residential Growth REIT, Inc.	147	1,823
Brandywine Realty Trust	1,793	27,791
Brixmor Property Group, Inc.	1,988	50,535
Camden Property Trust	886	72,156
Capstead Mortgage Corp.	1,007	9,577
Care Capital Properties, Inc.	875	23,249

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Catchmark Timber Trust, Inc.	506	$5,333
CBL & Associates Properties, Inc.	1,733	18,543
Cedar Realty Trust, Inc.	850	5,755
Chatham Lodging Trust	464	8,213
Chesapeake Lodging Trust	632	13,721
Chimera Investment Corp.	1,925	30,165
City Office REIT, Inc.	230	2,889
Colony Capital, Inc., Class A	1,175	22,337
Colony Starwood Homes	680	19,727
Columbia Property Trust, Inc.	1,298	27,362
Communications Sales & Leasing, Inc. (a)	1,258	35,765
Community Healthcare Trust, Inc.	139	3,111
CorEnergy Infrastructure Trust, Inc.	127	3,439
Coresite Realty Corp.	339	24,998
Corporate Office Properties Trust	978	26,103
Corrections Corp. of America	1,210	17,484
Cousins Properties, Inc.	3,602	27,988
CubeSmart	1,847	48,151
CyrusOne, Inc.	745	33,234
CYS Investments, Inc.	1,608	13,861
DCT Industrial Trust, Inc.	947	44,272
DDR Corp.	3,200	48,928
DiamondRock Hospitality Co.	2,071	18,950
Douglas Emmett, Inc.	1,459	53,253
Duke Realty Corp.	3,582	93,669
DuPont Fabros Technology, Inc.	759	30,975
Dynex Capital, Inc.	435	2,988
Easterly Government Properties, Inc.	458	8,688
EastGroup Properties, Inc.	300	20,373
Education Realty Trust, Inc.	767	32,667
Empire State Realty Trust, Inc., Class A	1,292	25,284
EPR Properties	658	47,850
Equity Commonwealth (a)	1,287	38,880
Equity Lifestyle Properties, Inc.	796	60,369
Equity One, Inc.	964	27,474
Farmland Partners, Inc.	80	851
FelCor Lodging Trust, Inc.	1,443	9,221
First Industrial Realty Trust, Inc.	1,198	31,639
First Potomac Realty Trust	669	5,967
Forest City Realty Trust, Inc., Class A	2,385	51,492
Four Corners Property Trust, Inc.	193	3,875
Franklin Street Properties Corp.	1,023	11,836
Gaming and Leisure Properties, Inc.	1,966	64,544
Geo Group, Inc.	736	17,635
Getty Realty Corp.	237	5,387
Gladstone Commercial Corp.	237	4,230
Global Net Lease, Inc.	2,028	15,027
Gramercy Property Trust	4,350	40,107

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Great Ajax Corp.	88	$1,220
Healthcare Realty Trust, Inc.	1,164	37,120
Healthcare Trust of America, Inc., Class A	1,422	43,513
Hersha Hospitality Trust	567	10,104
Highwoods Properties, Inc.	998	49,531
Hospitality Properties Trust	1,664	45,527
Hudson Pacific Properties, Inc.	964	32,410
Independence Realty Trust, Inc.	417	3,474
InfraREIT, Inc. (a)	367	6,100
Invesco Mortgage Capital, Inc.	1,164	17,379
Investors Real Estate Trust	1,496	9,081
iStar, Inc. (a)	1,050	11,686
Kilroy Realty Corp.	942	67,664
Kite Realty Group Trust	871	21,714
Lamar Advertising Co., Class A	856	54,313
LaSalle Hotel Properties	1,094	25,982
Lexington Realty Trust	2,364	23,971
Liberty Property Trust	1,522	61,534
Life Storage, Inc.	477	38,470
LTC Properties, Inc.	394	19,743
Mack-Cali Realty Corp.	934	23,985
Medical Properties Trust, Inc.	3,021	42,113
MFA Financial, Inc.	3,778	27,617
MTGE Investment Corp.	467	7,962
Mid-America Apartment Communities, Inc.	782	72,530
Monmouth Real Estate Investment Corp.	613	8,380
Monogram Residential Trust, Inc.	1,771	18,666
National Health Investors, Inc.	383	29,016
National Retail Properties, Inc.	1,480	67,518
National Storage Affiliates Trust	381	7,460
New Residential Investment Corp.	2,504	34,956
New Senior Investment Group, Inc.	1,163	12,118
New York Mortgage Trust, Inc.	1,603	9,474
New York REIT, Inc.	1,617	15,232
NexPoint Residential Trust, Inc.	191	3,560
NorthStar Realty Europe Corp.	621	6,142
NorthStar Realty Finance Corp.	1,876	27,240
Omega Healthcare Investors, Inc.	1,909	60,763
One Liberty Properties, Inc.	147	3,463
Orchid Island Capital, Inc.	278	2,927
Outfront Media, Inc.	1,459	31,383
Owens Realty Mortgage, Inc.	68	1,241
Paramount Group, Inc.	1,918	29,825
Parkway, Inc. (a)	450	8,109
Pebblebrook Hotel Trust	741	17,991
Pennsylvania Real Estate Investment Trust	715	13,950
PennyMac Mortgage Investment Trust (c)	665	10,121
Physicians Realty Trust	1,403	27,737

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	1,497	$30,659
Post Properties, Inc.	538	35,395
Potlatch Corp.	430	16,512
Preferred Apartment Communities, Inc., Class A	311	4,049
PS Business Parks, Inc.	221	24,264
QTS Realty Trust, Inc., Class A	482	22,153
RAIT Financial Trust	701	2,138
Ramco-Gershenson Properties Trust	811	14,063
Rayonier, Inc.	1,298	34,812
Redwood Trust, Inc.	821	11,543
Regency Centers Corp.	1,069	77,043
Resource Capital Corp.	272	3,370
Retail Opportunity Investments Corp.	1,124	22,604
Retail Properties of America, Inc., Class A	2,509	39,065
Rexford Industrial Realty, Inc.	702	14,784
RLJ Lodging Trust	1,258	24,808
Sabra Health Care REIT, Inc.	685	15,960
Saul Centers, Inc.	96	5,806
Select Income REIT	721	17,838
Senior Housing Properties Trust	2,440	51,899
Seritage Growth Properties, Class A	340	15,487
Silver Bay Realty Trust Corp.	383	6,415
Spirit Realty Capital, Inc.	4,975	59,252
STAG Industrial, Inc.	756	17,441
Starwood Property Trust, Inc.	2,387	53,087
STORE Capital Corp.	1,583	43,200
Summit Hotel Properties, Inc.	864	11,223
Sun Communities, Inc.	652	50,158
Sunstone Hotel Investors, Inc.	2,219	27,871
Tanger Factory Outlet Centers, Inc.	961	33,443
Taubman Centers, Inc.	606	43,911
Terreno Realty Corp.	516	13,468
Tier REIT, Inc.	486	7,169
Two Harbors Investment Corp.	3,638	30,305
UMH Properties, Inc.	162	1,963
Universal Health Realty Income Trust	12	704
Urban Edge Properties	972	25,087
Urstadt Biddle Properties, Inc., Class A	166	3,569
Washington Prime Group, Inc.	1,923	20,172
Washington Real Estate Investment Trust	830	24,419
Weingarten Realty Investors	1,217	44,068
Western Asset Mortgage Capital Corp.	342	3,464
Whitestone REIT	251	3,338

22	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	1,081	$65,660
Xenia Hotels & Resorts, Inc.	1,106	17,265

		4,145,679
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	512	21,396
Altisource Portfolio Solutions SA (a)	111	2,858
Altisource Residential Corp.	589	5,931
AV Homes, Inc. (a)	83	1,324
CareTrust REIT, Inc.	584	8,223
Consolidated-Tomoka Land Co.	28	1,419
Forestar Group, Inc. (a)	388	4,268
FRP Holdings, Inc. (a)	42	1,336
Global Medical REIT, Inc.	162	1,579
Howard Hughes Corp. (a)	379	41,626
Jones Lang LaSalle, Inc.	470	45,519
Kennedy-Wilson Holdings, Inc.	859	17,695
RE/MAX Holdings, Inc., Class A	179	7,778
Realogy Holdings Corp.	1,518	34,747
RMR Group, Inc., Class A	83	2,851
Stratus Properties, Inc. (a)	43	1,041
Tejon Ranch Co. (a)	160	3,574
Trinity Place Holdings, Inc. (a)	133	1,285

		204,450
Road & Rail — 0.8%
AMERCO, Inc.	65	20,955
ArcBest Corp.	272	5,413
Avis Budget Group, Inc. (a)	864	27,959
Celadon Group, Inc.	245	1,593
Covenant Transportation Group, Inc., Class A (a)	80	1,279
Genesee & Wyoming, Inc., Class A (a)	586	39,813
Heartland Express, Inc.	441	8,114
Hertz Global Holdings, Inc. (a)	741	24,564
Knight Transportation, Inc.	698	20,416
Landstar System, Inc.	432	30,737
Marten Transport Ltd.	191	3,915
Old Dominion Freight Line, Inc. (a)	697	52,052
Roadrunner Transportation Systems, Inc. (a)	365	2,774
Ryder System, Inc.	552	38,303
Saia, Inc. (a)	249	8,877
Swift Transportation Co. (a)	758	16,964
Universal Logistics Holdings, Inc.	113	1,407
USA Truck, Inc. (a)	61	502
Werner Enterprises, Inc.	474	11,400
YRC Worldwide, Inc. (a)	287	2,549

		319,586
Semiconductors & Semiconductor Equipment — 2.2%
Acacia Communications, Inc. (a)	57	3,972

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advanced Energy Industries, Inc. (a)	410	$19,557
Advanced Micro Devices, Inc. (a)	7,726	55,859
Alpha & Omega Semiconductor Ltd. (a)	180	3,803
Ambarella, Inc. (a)	328	20,129
Amkor Technology, Inc. (a)	1,158	10,735
Applied Micro Circuits Corp. (a)	633	4,684
Axcelis Technologies, Inc. (a)	299	4,081
Brooks Automation, Inc.	665	8,665
Cabot Microelectronics Corp.	250	13,815
Cavium, Inc. (a)	663	37,426
CEVA, Inc. (a)	197	5,920
Cirrus Logic, Inc. (a)	641	34,601
Cohu, Inc.	281	3,144
Cree, Inc. (a)	1,029	22,947
Cypress Semiconductor Corp.	3,239	32,293
Diodes, Inc. (a)	452	9,361
DSP Group, Inc. (a)	145	1,581
Entegris, Inc. (a)	1,457	23,166
Exar Corp. (a)	413	3,725
First Solar, Inc. (a)	785	31,785
FormFactor, Inc. (a)	666	5,977
GigPeak, Inc. (a)	634	1,503
Impinj, Inc. (a)	57	1,407
Inphi Corp. (a)	413	15,322
Integrated Device Technology, Inc. (a)	1,382	28,621
Intersil Corp., Class A	1,374	30,338
IXYS Corp.	286	3,032
Kopin Corp. (a)	424	886
Lattice Semiconductor Corp. (a)	1,344	8,158
MACOM Technology Solutions Holdings, Inc. (a)	222	8,161
Marvell Technology Group Ltd.	4,149	54,061
MaxLinear, Inc., Class A (a)	587	10,983
Microsemi Corp. (a)	1,167	49,166
MKS Instruments, Inc.	558	28,151
Monolithic Power Systems, Inc.	396	31,209
Nanometrics, Inc. (a)	259	5,411
NeoPhotonics Corp. (a)	297	4,158
NVE Corp.	59	3,320
ON Semiconductor Corp. (a)	4,273	49,866
PDF Solutions, Inc. (a)	294	5,807
Photronics, Inc. (a)	635	6,160
Power Integrations, Inc.	282	18,175
Rambus, Inc. (a)	1,071	13,055
Rudolph Technologies, Inc. (a)	323	5,846
Semtech Corp. (a)	668	16,166
Sigma Designs, Inc. (a)	304	2,219
Silicon Laboratories, Inc. (a)	423	25,359
SunPower Corp. (a)(b)	200	1,448
Teradyne, Inc.	2,108	49,095

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.	505	$18,735
Ultra Clean Holdings, Inc. (a)	377	3,205
Ultratech, Inc. (a)	211	4,492
Veeco Instruments, Inc. (a)	467	10,134
Xcerra Corp. (a)	441	2,430

		873,305
Software — 3.9%
A10 Networks, Inc. (a)	435	3,332
ACI Worldwide, Inc. (a)	1,194	21,635
Allscripts Healthcare Solutions, Inc. (a)	1,894	22,747
American Software, Inc., Class A	172	1,794
ANSYS, Inc. (a)	914	83,494
Aspen Technology, Inc. (a)	854	42,051
Atlassian Corp. PLC, Class A (a)	276	7,413
Barracuda Networks, Inc. (a)	233	5,434
Blackbaud, Inc.	486	29,840
Bottomline Technologies, Inc. (a)	397	9,008
BroadSoft, Inc. (a)	292	12,133
Cadence Design Systems, Inc. (a)	3,106	79,451
Callidus Software, Inc. (a)	774	14,125
CommVault Systems, Inc. (a)	401	21,453
Digimarc Corp. (a)	100	3,160
Ebix, Inc.	262	14,672
Ellie Mae, Inc. (a)	337	35,685
EnerNOC, Inc. (a)	182	946
ePlus, Inc. (a)	60	5,493
Exa Corp. (a)	93	1,302
Fair Isaac Corp.	319	38,497
FireEye, Inc. (a)	1,516	17,616
FleetMatics Group PLC (a)	404	24,200
Fortinet, Inc. (a)	1,508	48,346
Gigamon, Inc. (a)	336	18,581
Globant SA (a)	249	10,831
Glu Mobile, Inc. (a)	1,068	2,115
Guidance Software, Inc. (a)	156	805
Guidewire Software, Inc. (a)	755	43,375
HubSpot, Inc. (a)	287	15,053
Imperva, Inc. (a)	280	10,332
Infoblox, Inc. (a)	582	15,423
Interactive Intelligence Group, Inc. (a)	182	11,002
Jive Software, Inc. (a)	389	1,537
Manhattan Associates, Inc. (a)	748	37,879
Mentor Graphics Corp.	1,090	31,501
MicroStrategy, Inc., Class A (a)	100	19,481
Mitek Systems, Inc. (a)	198	1,336
MobileIron, Inc. (a)	320	1,168
Model N, Inc. (a)	148	1,524
Monotype Imaging Holdings, Inc.	401	7,659
Netscout Systems, Inc. (a)	930	25,528
NetSuite, Inc. (a)	414	38,552

Common Stocks	Shares	Value
Software (continued)
Nuance Communications, Inc. (a)	2,335	$32,737
Park City Group, Inc. (a)	160	2,104
Paycom Software, Inc. (a)	461	23,848
Pegasystems, Inc.	381	11,773
Progress Software Corp. (a)	513	13,805
Proofpoint, Inc. (a)	423	33,155
PTC, Inc. (a)	1,187	56,311
QAD, Inc., Class A	63	1,515
Qualys, Inc. (a)	267	9,946
Rapid7, Inc. (a)	206	2,952
RealPage, Inc. (a)	570	15,504
Rosetta Stone, Inc. (a)	133	947
Rubicon Project, Inc. (a)	299	2,290
Sapiens International Corp. NV	262	3,566
Silver Spring Networks, Inc. (a)	385	5,413
Splunk, Inc. (a)	1,361	81,919
SS&C Technologies Holdings, Inc.	1,751	55,909
Synchronoss Technologies, Inc. (a)	435	15,969
Synopsys, Inc. (a)	1,570	93,117
Tableau Software, Inc., Class A (a)	569	27,340
Take-Two Interactive Software, Inc. (a)	858	38,087
Tangoe, Inc. (a)	377	3,235
TeleNav, Inc. (a)	222	1,210
TubeMogul, Inc. (a)	147	1,073
Tyler Technologies, Inc. (a)	344	55,178
Ultimate Software Group, Inc. (a)	286	60,343
Varonis Systems, Inc. (a)	114	3,255
VASCO Data Security International, Inc. (a)	305	4,194
Verint Systems, Inc. (a)	644	23,184
VirnetX Holding Corp. (a)	326	994
Workiva, Inc. (a)	221	3,658
Zendesk, Inc. (a)	841	22,110
Zix Corp. (a)	530	2,157
Zynga, Inc., Class A (a)	7,561	21,246

		1,567,553
Specialty Retail — 2.2%
Aaron’s, Inc.	692	17,099
Abercrombie & Fitch Co., Class A	688	10,052
America’s Car-Mart, Inc. (a)	68	2,778
American Eagle Outfitters, Inc.	1,674	28,525
Asbury Automotive Group, Inc. (a)	216	11,005
Ascena Retail Group, Inc. (a)	1,100	5,379
At Home Group, Inc. (a)	88	986
AutoNation, Inc. (a)	677	29,700
Barnes & Noble Education, Inc. (a)	611	5,688
Barnes & Noble, Inc.	624	6,427
Big 5 Sporting Goods Corp.	197	3,053
BMC Stock Holdings, Inc. (a)	543	8,987
Boot Barn Holdings, Inc. (a)	421	5,389
Buckle, Inc.	200	4,170

24	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Build-A-Bear Workshop, Inc. (a)	91	$1,229
Cabela’s, Inc. (a)	517	31,852
Caleres, Inc.	447	11,179
Cato Corp., Class A	303	8,990
Chico’s FAS, Inc.	1,306	15,241
Children’s Place Retail Stores, Inc.	186	14,127
Citi Trends, Inc.	127	2,522
Conn’s, Inc. (a)	206	1,957
CST Brands, Inc.	770	36,975
Destination XL Group, Inc. (a)	247	1,000
Dick’s Sporting Goods, Inc.	903	50,252
DSW, Inc., Class A	671	13,937
Express, Inc. (a)	776	9,328
Finish Line, Inc., Class A	383	7,541
Five Below, Inc. (a)	557	20,932
Foot Locker, Inc.	1,391	92,877
Francesca’s Holdings Corp. (a)	399	6,412
GameStop Corp., Class A	1,058	25,445
Genesco, Inc. (a)	212	11,406
GNC Holdings, Inc., Class A	721	9,683
Group 1 Automotive, Inc.	208	12,536
Guess?, Inc.	686	9,261
Haverty Furniture Cos., Inc.	169	3,000
Hibbett Sports, Inc. (a)	224	8,702
Kirkland’s, Inc. (a)	125	1,526
Lithia Motors, Inc., Class A	244	20,930
Lumber Liquidators Holdings, Inc. (a)	289	4,482
MarineMax, Inc. (a)	268	5,347
Michaels Cos., Inc. (a)	971	22,576
Monro Muffler Brake, Inc.	325	17,875
Office Depot, Inc.	5,790	18,238
Party City Holdco, Inc. (a)	287	4,664
Penske Automotive Group, Inc.	409	18,303
Pier 1 Imports, Inc.	675	2,909
Rent-A-Center, Inc.	280	2,825
Restoration Hardware Holdings, Inc. (a)(b)	382	11,067
Sally Beauty Holdings, Inc. (a)	1,517	39,351
Select Comfort Corp. (a)	454	8,712
Shoe Carnival, Inc.	124	3,146
Sonic Automotive, Inc., Class A	307	5,495
Sportsman’s Warehouse Holdings, Inc. (a)	291	2,677
Stage Stores, Inc.	294	1,496
Staples, Inc.	6,704	49,610
Stein Mart, Inc.	274	1,649
Tailored Brands, Inc.	706	11,155
Tile Shop Holdings, Inc. (a)	341	5,780
Urban Outfitters, Inc. (a)	919	30,741
Vitamin Shoppe, Inc. (a)	256	6,413
West Marine, Inc. (a)	126	1,008
Williams-Sonoma, Inc.	913	42,199

Common Stocks	Shares	Value
Specialty Retail (continued)
Winmark Corp.	29	$3,102
Zumiez, Inc. (a)	175	3,894

		892,792
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp. (a)	1,118	15,507
Avid Technology, Inc. (a)	217	1,426
CPI Card Group, Inc.	229	1,259
Cray, Inc. (a)	384	7,987
Diebold, Inc.	680	14,824
Eastman Kodak Co. (a)	195	2,905
Electronics for Imaging, Inc. (a)	485	20,627
Immersion Corp. (a)	258	2,105
Lexmark International, Inc., Class A	641	25,441
NCR Corp. (a)	1,280	44,864
Nimble Storage, Inc. (a)	849	6,478
Pure Storage, Inc., Class A (a)	643	7,935
Silicon Graphics International Corp. (a)	397	3,077
Stratasys Ltd. (a)	474	9,063
Super Micro Computer, Inc. (a)	371	8,793
Synaptics, Inc. (a)	360	18,763
USA Technologies, Inc. (a)	244	1,098

		192,152
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	518	44,724
Columbia Sportswear Co.	282	15,973
Crocs, Inc. (a)	600	4,614
Culp, Inc.	93	2,604
Deckers Outdoor Corp. (a)	333	17,379
Delta Apparel, Inc. (a)	48	792
Fossil Group, Inc. (a)	421	11,481
G-III Apparel Group Ltd. (a)	418	10,918
Iconix Brand Group, Inc. (a)	402	3,168
Kate Spade & Co. (a)	1,335	22,361
lululemon athletica, Inc. (a)	1,007	57,651
Movado Group, Inc.	137	3,021
Oxford Industries, Inc.	182	11,415
Perry Ellis International, Inc. (a)	160	2,974
Sequential Brands Group, Inc. (a)	313	2,254
Skechers U.S.A., Inc., Class A (a)	1,333	28,033
Steven Madden Ltd. (a)	638	21,309
Superior Uniform Group, Inc.	55	978
Unifi, Inc. (a)	173	4,974
Vera Bradley, Inc. (a)	263	3,516
Vince Holding Corp. (a)	233	1,270
Wolverine World Wide, Inc.	1,000	21,350

		292,759
Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	906	13,255
Banc of California, Inc.	370	4,921

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Bank Mutual Corp.	366	$2,855
BankFinancial Corp.	102	1,282
Bear State Financial, Inc.	122	1,078
Beneficial Bancorp, Inc.	755	10,947
Berkshire Hills Bancorp, Inc.	353	10,431
BofI Holding, Inc. (a)	736	13,712
Brookline Bancorp, Inc.	926	11,853
BSB Bancorp, Inc. (a)	54	1,323
Capitol Federal Financial, Inc.	1,318	19,335
Charter Financial Corp.	93	1,176
Clifton Bancorp, Inc.	191	2,920
Dime Community Bancshares, Inc.	326	5,281
ESSA Bancorp, Inc.	159	2,143
Essent Group Ltd. (a)	822	21,734
EverBank Financial Corp.	1,064	20,546
Federal Agricultural Mortgage Corp., Class C	105	4,287
First Defiance Financial Corp.	76	3,000
Flagstar Bancorp, Inc. (a)	211	5,788
Flushing Financial Corp.	283	6,062
Hingham Institution for Savings	9	1,291
Home Bancorp, Inc.	39	1,120
HomeStreet, Inc. (a)	246	6,777
Impac Mortgage Holdings, Inc. (a)	73	1,157
Kearny Financial Corp.	898	12,527
Ladder Capital Corp.	340	4,311
Lake Sunapee Bank Group	54	984
LendingTree, Inc. (a)	94	7,506
Meridian Bancorp, Inc.	522	8,326
Meta Financial Group, Inc.	83	6,080
MGIC Investment Corp. (a)	3,594	29,327
Nationstar Mortgage Holdings, Inc. (a)	301	4,548
NMI Holdings, Inc., Class A (a)	491	3,756
Northfield Bancorp, Inc.	460	7,567
Northwest Bancshares, Inc.	950	14,953
OceanFirst Financial Corp.	390	8,065
Ocwen Financial Corp. (a)	914	3,903
Oritani Financial Corp.	419	6,557
People’s United Financial, Inc.	3,221	52,309
Provident Financial Holdings, Inc.	45	859
Provident Financial Services, Inc.	618	14,022
Radian Group, Inc.	2,267	30,809
SI Financial Group, Inc.	76	992
Southern Missouri Bancorp, Inc.	40	984
Territorial Bancorp, Inc.	51	1,455
TFS Financial Corp.	573	10,211
TrustCo Bank Corp. NY	969	6,783
United Community Financial Corp.	516	3,793
United Financial Bancorp, Inc.	748	11,003
Walker & Dunlop, Inc. (a)	313	7,534
Washington Federal, Inc.	936	25,506
Waterstone Financial, Inc.	222	3,763

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Western New England Bancorp, Inc.	110	$869
WSFS Financial Corp.	304	10,655

		474,231
Tobacco — 0.1%
Alliance One International, Inc. (a)	57	847
Universal Corp.	236	12,791
Vector Group Ltd.	961	20,123

		33,761
Trading Companies & Distributors — 1.1%
Aceto Corp.	288	5,279
Air Lease Corp.	1,002	30,321
Aircastle Ltd.	504	10,357
Applied Industrial Technologies, Inc.	379	19,253
Beacon Roofing Supply, Inc. (a)	630	26,485
CAI International, Inc. (a)	108	822
DXP Enterprises, Inc. (a)	112	2,440
GATX Corp.	421	18,427
GMS, Inc. (a)	48	997
H&E Equipment Services, Inc.	319	4,450
HD Supply Holdings, Inc. (a)	2,090	68,970
Herc Holdings, Inc. (a)	240	7,222
Kaman Corp.	283	12,356
Lawson Products, Inc. (a)	43	811
MRC Global, Inc. (a)	977	14,401
MSC Industrial Direct Co., Inc., Class A	492	35,818
Neff Corp., Class A (a)	140	1,267
NOW, Inc. (a)	1,107	23,867
Rush Enterprises, Inc., Class A (a)	322	8,452
Rush Enterprises, Inc., Class B (a)	45	1,143
SiteOne Landscape Supply, Inc. (a)	150	4,677
Textainer Group Holdings Ltd.	156	1,186
Titan Machinery, Inc. (a)	119	1,105
Triton International, Ltd.	415	5,009
United Rentals, Inc. (a)	912	69,002
Univar, Inc. (a)	418	9,300
Veritiv Corp. (a)	86	4,640
Watsco, Inc.	270	37,068
WESCO International, Inc. (a)	438	23,740
Willis Lease Finance Corp. (a)	56	1,490

		450,355
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	771	63,075
Wesco Aircraft Holdings, Inc. (a)	682	8,764

		71,839
Water Utilities — 0.3%
American States Water Co.	373	14,913

26	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Water Utilities (continued)
Aqua America, Inc.	1,829	$56,150
Artesian Resources Corp., Class A	52	1,467
California Water Service Group	490	15,190
Connecticut Water Service, Inc.	100	5,207
Consolidated Water Co. Ltd.	98	1,098
Middlesex Water Co.	159	5,740
SJW Corp.	204	10,349
York Water Co.	232	7,331

		117,445
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	301	2,926
NII Holdings, Inc. (a)	361	884
RingCentral, Inc., Class A (a)	614	12,710
Shenandoah Telecommunications Co.	535	14,124
Spok Holdings, Inc.	170	3,069
Telephone & Data Systems, Inc.	997	25,762
United States Cellular Corp. (a)	142	4,977

		64,452
Total Long-Term Investments (Cost — $38,516,072) — 97.3%		38,741,104

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (c)(d)	898,036	$898,036

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (c)(d)(e)	187,479	187,498
Total Short-Term Securities (Cost — $1,085,518) — 2.7%		1,085,534
Total Investments (Cost — $39,601,590*) — 100.0%		39,826,638
Other Assets Less Liabilities — 0.0%		2,563

Net Assets — 100.0%		$39,829,201

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,657,269

Gross unrealized appreciation	$2,252,720
Gross unrealized depreciation	(2,083,351)

Net unrealized appreciation	$169,369

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	898,036	[1]	—	898,036	$898,036	$1,214
BlackRock Liquidity Series, LLC, Money Market Series	$136,471	$51,008	[1]	—	$187,479	$187,498	4,327	[3]
BlackRock Premier Government Institutional Fund	2,735,369	—		(2,735,369)[2]	—	—	975
PennyMac Mortgage Investment Trust	521	144		—	665	10,121	313
Total						$1,095,655	$6,829

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sale.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	27

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
4	Russell 2000 Mini Index	December 2016	$475,720	$(5,438)
3	S&P MidCap 400 E-Mini Index	December 2016	$452,040	(3,098)
Total				$(8,536)

Portfolio Abbreviations

REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

28	BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Small/Mid Cap Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$38,737,765	$2,782	$557	$38,741,104
Short-Term Securities	898,036	—	—	898,036

Subtotal	$39,635,801	$2,782	$557	$39,639,140

Investments valued at NAV[2]				187,498

Total				$39,826,638

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(8,536)	—	—	$(8,536)
[1] See above Schedule of Investments for values in each sector.
[2] As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$47,000	—	—	$47,000
Liabilities:
Collateral on securities loaned at value	—	$(187,498)	—	(187,498)

Total	$47,000	$(187,498)	—	$(140,498)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK SMALL/MID CAP INDEX FUND	OCTOBER 31, 2016	29

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
AAR Corp.	430	$13,833
Aerojet Rocketdyne Holdings, Inc. (a)	687	12,091
Aerovironment, Inc. (a)	274	6,573
Astronics Corp. (a)	299	11,069
B/E Aerospace, Inc.	2,101	125,052
Boeing Co.	8,984	1,279,591
Cubic Corp.	548	23,400
Curtiss-Wright Corp.	606	54,310
DigitalGlobe, Inc. (a)	1,112	27,911
Engility Holdings, Inc. (a)	406	11,664
Esterline Technologies Corp. (a)	464	34,081
General Dynamics Corp.	3,681	554,874
HEICO Corp.	382	25,808
HEICO Corp., Class A	623	37,380
Hexcel Corp.	1,280	58,227
Honeywell International, Inc.	11,362	1,246,184
Huntington Ingalls Industries, Inc.	694	111,984
KEYW Holding Corp. (a)	934	9,798
KLX, Inc. (a)	765	26,331
L-3 Communications Holdings, Inc.	1,139	155,975
Lockheed Martin Corp.	3,802	936,737
Moog, Inc., Class A (a)	417	24,215
National Presto Industries, Inc.	82	7,154
Northrop Grumman Corp.	2,497	571,813
Orbital ATK, Inc.	856	63,652
Raytheon Co.	4,457	608,871
Rockwell Collins, Inc.	2,170	182,974
Sparton Corp. (a)	231	5,528
Spirit Aerosystems Holdings, Inc., Class A (a)	2,030	102,231
Taser International, Inc. (a)	912	20,411
Teledyne Technologies, Inc. (a)	482	51,902
Textron, Inc.	4,042	162,003
TransDigm Group, Inc.	744	202,710
Triumph Group, Inc.	50	1,185
United Technologies Corp.	11,728	1,198,602
Vectrus, Inc. (a)	359	6,020

		7,972,144
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. (a)	582	7,700
Atlas Air Worldwide Holdings, Inc. (a)	264	11,048
C.H. Robinson Worldwide, Inc.	2,082	141,826
Echo Global Logistics, Inc. (a)	385	8,162
Expeditors International of Washington, Inc.	2,623	135,006
FedEx Corp.	3,854	671,829
Forward Air Corp.	560	23,139
Hub Group, Inc., Class A (a)	463	16,876

Common Stocks	Shares	Value
Air Freight & Logistics (continued)
Park-Ohio Holdings Corp.	26	$831
United Parcel Service, Inc., Class B	10,347	1,114,993
XPO Logistics, Inc. (a)	1,486	48,934

		2,180,344
Airlines — 0.6%
Alaska Air Group, Inc.	1,726	124,652
Allegiant Travel Co.	189	26,063
American Airlines Group, Inc.	7,846	318,548
Copa Holdings SA, Class A	427	39,382
Delta Air Lines, Inc.	11,721	489,586
Hawaiian Holdings, Inc. (a)	815	36,696
JetBlue Airways Corp. (a)	4,823	84,306
SkyWest, Inc.	742	22,371
Southwest Airlines Co.	9,427	377,551
Spirit Airlines, Inc. (a)	1,111	53,250
United Continental Holdings, Inc. (a)	4,954	278,564
Virgin America, Inc. (a)	326	17,718

		1,868,687
Auto Components — 0.5%
Adient PLC (a)	1,360	61,894
Allison Transmission Holdings, Inc.	2,121	62,124
American Axle & Manufacturing Holdings, Inc. (a)	1,420	25,446
BorgWarner, Inc.	4,223	151,352
Cooper Tire & Rubber Co.	812	29,841
Cooper-Standard Holding, Inc. (a)	180	16,429
Dana Holding Corp.	2,475	38,313
Delphi Automotive PLC	4,078	265,355
Dorman Products, Inc. (a)	318	20,428
Drew Industries, Inc.	369	33,044
Federal-Mogul Holdings Corp. (a)	105	972
Fox Factory Holding Corp. (a)	691	14,995
Gentex Corp.	4,296	72,645
Gentherm, Inc. (a)	724	20,381
Goodyear Tire & Rubber Co.	4,016	116,585
Horizon Global Corp. (a)	519	10,401
Johnson Controls International PLC	14,395	580,406
Lear Corp.	1,100	135,058
Modine Manufacturing Co. (a)	686	7,512
Motorcar Parts of America, Inc. (a)	249	6,534
Standard Motor Products, Inc.	217	10,611
Stoneridge, Inc. (a)	452	6,699
Strattec Security Corp.	195	6,923
Superior Industries International, Inc.	271	6,640
Tenneco, Inc. (a)	788	43,395
Tower International, Inc.	322	6,987
Visteon Corp.	507	35,799

		1,786,769

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Automobiles — 0.6%
Ford Motor Co.	59,873	$702,909
General Motors Co.	21,576	681,802
Harley-Davidson, Inc.	2,697	153,783
Tesla Motors, Inc. (a)	1,746	345,236
Thor Industries, Inc.	732	58,055
Winnebago Industries, Inc.	389	10,989

		1,952,774
Banks — 5.8%
1st Source Corp.	180	6,221
Allegiance Bancshares, Inc. (a)	408	10,751
Ameris Bancorp	336	12,197
Arrow Financial Corp.	430	13,588
Associated Banc-Corp	2,110	42,833
Bancfirst Corp.	95	6,812
Banco Latinoamericano de Comercio Exterior SA	285	7,686
BancorpSouth, Inc.	1,326	31,161
Bank of America Corp.	157,414	2,597,331
Bank of Hawaii Corp.	600	45,090
Bank of the Ozarks, Inc.	1,370	50,635
BankUnited, Inc.	1,344	39,164
Banner Corp.	592	26,723
BB&T Corp.	12,226	479,259
Blue Hills Bancorp, Inc.	840	13,062
BNC Bancorp	635	15,811
BOK Financial Corp.	320	22,726
Boston Private Financial Holdings, Inc.	986	12,966
Bridge Bancorp, Inc.	369	10,166
Bryn Mawr Bank Corp.	476	14,946
Camden National Corp.	528	17,435
Capital Bank Financial Corp., Class A	303	9,923
Cardinal Financial Corp.	474	12,457
Cathay General Bancorp	1,010	30,249
Centerstate Banks, Inc.	589	11,003
Central Pacific Financial Corp.	427	10,944
Chemical Financial Corp.	1,048	45,012
CIT Group, Inc.	3,923	142,523
Citigroup, Inc.	44,511	2,187,716
Citizens Financial Group, Inc.	7,777	204,846
City Holding Co.	249	13,015
CoBiz Financial, Inc.	792	10,074
Columbia Banking System, Inc.	802	26,482
Comerica, Inc.	2,548	132,725
Commerce Bancshares, Inc.	982	48,923
Community Bank System, Inc.	502	23,649
Community Trust Bancorp, Inc.	312	11,404
ConnectOne Bancorp, Inc.	619	11,359
CU Bancorp (a)	561	13,183
Cullen/Frost Bankers, Inc.	807	61,324
Customers Bancorp, Inc. (a)	320	8,662

Common Stocks	Shares	Value
Banks (continued)
CVB Financial Corp.	1,656	$27,788
Eagle Bancorp, Inc. (a)	380	18,677
East West Bancorp, Inc.	2,079	82,141
Enterprise Financial Services Corp.	346	11,453
FCB Financial Holdings, Inc., Class A (a)	375	13,987
Fidelity Southern Corp.	744	13,563
Fifth Third Bancorp	11,217	244,082
Financial Institutions, Inc.	439	11,787
First Bancorp, North Carolina	584	11,546
First BanCorp, Puerto Rico (a)	1,903	9,762
First Busey Corp.	408	9,429
First Business Financial Services, Inc.	443	8,351
First Citizens BancShares, Inc., Class A	109	31,719
First Commonwealth Financial Corp.	1,105	11,227
First Community Bancshares, Inc.	576	13,046
First Financial Bancorp	1,627	34,980
First Financial Bankshares, Inc.	945	34,209
First Financial Corp.	269	10,787
First Foundation, Inc. (a)	563	13,929
First Hawaiian, Inc. (a)	374	10,203
First Horizon National Corp.	3,659	56,385
First Interstate Bancsystem, Inc.	383	12,218
First Merchants Corp.	374	10,528
First Midwest Bancorp, Inc.	1,184	22,863
First NBC Bank Holding Co. (a)	204	1,102
First of Long Island Corp.	427	13,643
First Republic Bank	2,110	157,047
FNB Corp.	3,226	42,164
Franklin Financial Network, Inc. (a)	413	13,464
Fulton Financial Corp.	1,961	29,219
German American Bancorp, Inc.	417	16,234
Glacier Bancorp, Inc.	1,149	32,471
Great Southern Bancorp, Inc.	266	10,999
Great Western Bancorp, Inc.	882	28,436
Hancock Holding Co.	816	27,377
Hanmi Financial Corp.	471	11,775
Heartland Financial USA, Inc.	216	8,089
Heritage Commerce Corp.	1,357	14,723
Heritage Financial Corp.	731	13,450
Home BancShares, Inc.	1,788	38,460
HomeTrust Bancshares, Inc. (a)	642	11,941
Hope Bancorp, Inc.	2,155	34,782
Horizon Bancorp	399	11,571
Huntington Bancshares, Inc.	15,951	169,081
Iberiabank Corp.	636	41,753
Independent Bank Corp.	1,156	29,047
Independent Bank Group, Inc.	156	7,535
International Bancshares Corp.	909	28,043
Investors Bancorp, Inc.	4,206	51,566

2	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
JPMorgan Chase & Co.	54,597	$3,781,388
KeyCorp	16,051	226,640
Lakeland Bancorp, Inc.	1,021	14,447
Lakeland Financial Corp.	316	11,641
LegacyTexas Financial Group, Inc.	755	25,829
M&T Bank Corp.	2,287	280,684
MainSource Financial Group, Inc.	511	12,755
MB Financial, Inc.	930	33,843
Mercantile Bank Corp.	497	13,677
National Bank Holdings Corp., Class A	665	16,186
NBT Bancorp, Inc.	351	11,832
Nicolet Bankshares, Inc. (a)	324	12,558
OFG Bancorp	1,049	11,172
Old National Bancorp	2,410	35,427
Opus Bank	159	3,188
Pacific Continental Corp.	915	15,692
Pacific Premier Bancorp, Inc. (a)	345	8,918
PacWest Bancorp	1,698	73,676
Park National Corp.	163	15,800
Park Sterling Corp.	2,049	17,642
Peapack Gladstone Financial Corp.	523	11,061
Peoples Bancorp, Inc.	664	16,447
Pinnacle Financial Partners, Inc.	525	27,090
PNC Financial Services Group, Inc. (b)	7,421	709,448
Popular, Inc.	1,561	56,664
Preferred Bank	405	15,358
PrivateBancorp, Inc.	1,200	54,288
Prosperity Bancshares, Inc.	914	50,700
QCR Holdings, Inc.	413	13,422
Regions Financial Corp.	22,241	238,201
Renasant Corp.	500	16,870
S&T Bancorp, Inc.	397	12,462
Sandy Spring Bancorp, Inc.	402	12,743
Seacoast Banking Corp. of Florida (a)	515	8,966
ServisFirst Bancshares, Inc.	240	12,994
Signature Bank (a)	807	97,292
Simmons First National Corp., Class A	548	27,044
South State Corp.	406	29,780
Southside Bancshares, Inc.	306	9,982
Southwest Bancorp, Inc.	219	4,084
State Bank Financial Corp.	612	13,495
Sterling Bancorp	1,992	35,856
Stock Yards Bancorp, Inc.	496	16,914
Stonegate Bank	463	16,038
Suffolk Bancorp	407	14,652
SunTrust Banks, Inc.	8,015	362,518
SVB Financial Group (a)	754	92,192
Synovus Financial Corp.	1,755	58,038
TCF Financial Corp.	2,492	35,636

Common Stocks	Shares	Value
Banks (continued)
Texas Capital Bancshares, Inc. (a)	728	$43,170
Tompkins Financial Corp.	138	10,941
TowneBank	510	12,648
Trico Bancshares	439	11,554
Tristate Capital Holdings, Inc. (a)	771	13,608
Triumph Bancorp, Inc. (a)	569	10,583
Trustmark Corp.	1,081	29,922
U.S. Bancorp	24,225	1,084,311
UMB Financial Corp.	595	36,920
Umpqua Holdings Corp.	3,348	51,157
Union Bankshares Corp.	1,170	32,678
United Bankshares, Inc.	809	30,499
United Community Banks, Inc.	1,210	26,100
Univest Corp. of Pennsylvania	396	9,405
Valley National Bancorp	3,207	31,621
Washington Trust Bancorp, Inc.	276	12,668
Webster Financial Corp.	1,196	48,318
Wells Fargo & Co.	68,417	3,147,866
WesBanco, Inc.	1,029	33,864
Westamerica BanCorp	264	13,084
Western Alliance Bancorp (a)	1,301	48,605
Wintrust Financial Corp.	685	36,956
Yadkin Financial Corp.	540	14,980
Zions Bancorporation	3,100	99,851

		19,645,207
Beverages — 1.8%
Boston Beer Co., Inc., Class A (a)	138	21,425
Brown-Forman Corp., Class A	1,148	55,678
Brown-Forman Corp., Class B	2,673	123,412
Coca-Cola Bottling Co. Consolidated	59	8,337
Coca-Cola Co.	58,515	2,481,036
Constellation Brands, Inc., Class A	2,455	410,280
Dr. Pepper Snapple Group, Inc.	2,729	239,579
MGP Ingredients, Inc.	138	4,859
Molson Coors Brewing Co., Class B	2,549	264,612
Monster Beverage Corp. (a)	2,074	299,361
National Beverage Corp. (a)	135	6,377
PepsiCo, Inc.	21,537	2,308,766
Primo Water Corp. (a)	225	2,945

		6,226,667
Biotechnology — 2.9%
AbbVie, Inc.	25,024	1,395,839
ACADIA Pharmaceuticals, Inc. (a)	600	13,986
Acceleron Pharma, Inc. (a)	555	15,557
Achillion Pharmaceuticals, Inc. (a)	1,315	8,258
Acorda Therapeutics, Inc. (a)	485	8,584
Adamas Pharmaceuticals, Inc. (a)	202	2,775
Aduro Biotech, Inc. (a)	478	5,138
Advaxis, Inc. (a)	420	3,398
Agenus, Inc. (a)	860	3,414

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Agios Pharmaceuticals, Inc. (a)	532	$25,451
Aimmune Therapeutics, Inc. (a)	267	4,347
Akebia Therapeutics, Inc. (a)	437	3,286
Alder Biopharmaceuticals, Inc. (a)	843	20,443
Alexion Pharmaceuticals, Inc. (a)	3,254	424,647
Alkermes PLC (a)	2,312	116,548
Alnylam Pharmaceuticals, Inc. (a)	500	17,800
AMAG Pharmaceuticals, Inc. (a)	401	10,306
Amgen, Inc.	11,447	1,615,859
Amicus Therapeutics, Inc. (a)	2,618	18,064
Anavex Life Sciences Corp. (a)(c)	580	1,618
Applied Genetic Technologies Corp. (a)	171	1,223
Aptevo Therapeutics, Inc. (a)	323	714
Ardelyx, Inc. (a)	305	3,751
Arena Pharmaceuticals, Inc. (a)	3,789	5,608
Ariad Pharmaceuticals, Inc. (a)	2,889	25,192
Array BioPharma, Inc. (a)	2,201	12,546
Arrowhead Pharmaceuticals, Inc. (a)	681	3,950
Atara Biotherapeutics, Inc. (a)	263	3,366
Athersys, Inc. (a)	1,234	2,234
Avexis, Inc. (a)	61	2,898
Axovant Sciences Ltd. (a)	290	3,570
Bellicum Pharmaceuticals, Inc. (a)	229	3,792
BioCryst Pharmaceuticals, Inc. (a)	2,094	8,481
Biogen, Inc. (a)	3,400	952,612
BioMarin Pharmaceutical, Inc. (a)	2,990	240,755
Biospecifics Technologies Corp. (a)	73	3,167
Bluebird Bio, Inc. (a)	618	29,509
Blueprint Medicines Corp. (a)	218	6,536
Celgene Corp. (a)	11,941	1,220,131
Celldex Therapeutics, Inc. (a)	2,655	8,363
Cepheid, Inc. (a)	1,145	60,570
Clovis Oncology, Inc. (a)	493	14,336
Coherus Biosciences, Inc. (a)	371	10,147
Concert Pharmaceuticals, Inc. (a)	219	1,691
Cytokinetics, Inc. (a)	407	3,948
CytomX Therapeutics, Inc. (a)	253	2,851
Dyax Corp.	119	132
Dynavax Technologies Corp. (a)	478	4,421
Eagle Pharmaceuticals, Inc. (a)(c)	107	5,979
Edge Therapeutics, Inc. (a)	255	2,670
Editas Medicine, Inc. (a)	30	424
Emergent Biosolutions, Inc. (a)	50	1,336
Enanta Pharmaceuticals, Inc. (a)	421	9,902
Epizyme, Inc. (a)	581	5,258
Exact Sciences Corp. (a)	1,372	21,376
Exelixis, Inc. (a)	3,605	38,177
FibroGen, Inc. (a)	1,025	16,964
Five Prime Therapeutics, Inc. (a)	471	22,858
Flexion Therapeutics, Inc. (a)	207	3,954
Foundation Medicine, Inc. (a)	62	1,407

Common Stocks	Shares	Value
Biotechnology (continued)
Genomic Health, Inc. (a)	261	$7,780
Geron Corp. (a)	2,354	4,355
Gilead Sciences, Inc.	20,301	1,494,763
Global Blood Therapeutics, Inc. (a)	145	2,530
Halozyme Therapeutics, Inc. (a)	1,365	11,780
Heron Therapeutics, Inc. (a)	376	5,584
Ignyta, Inc. (a)	481	2,405
Immunomedics, Inc. (a)	1,402	3,225
Incyte Corp. (a)	2,841	247,082
Innoviva, Inc.	910	9,373
Inotek Pharmaceuticals Corp. (a)	326	2,282
Inovio Pharmaceuticals, Inc. (a)	806	5,215
Insmed, Inc. (a)	831	10,786
Insys Therapeutics, Inc. (a)(c)	259	2,800
Intercept Pharmaceuticals, Inc. (a)	251	31,059
Intrexon Corp. (a)	933	24,351
Ionis Pharmaceuticals, Inc. (a)	1,860	48,323
Ironwood Pharmaceuticals, Inc. (a)	2,244	28,656
Juno Therapeutics, Inc. (a)	1,067	25,917
Karyopharm Therapeutics, Inc. (a)	109	789
Keryx Biopharmaceuticals, Inc. (a)(c)	1,317	5,940
Kite Pharma, Inc. (a)	540	23,917
La Jolla Pharmaceutical Co. (a)	192	3,360
Lexicon Pharmaceuticals, Inc. (a)	509	7,548
Ligand Pharmaceuticals, Inc. (a)	282	26,996
Lion Biotechnologies, Inc. (a)	503	3,144
Loxo Oncology, Inc. (a)	149	3,108
MacroGenics, Inc. (a)	372	8,813
MannKind Corp. (a)	2,524	1,053
MediciNova, Inc. (a)	353	2,397
Merrimack Pharmaceuticals, Inc. (a)(c)	1,349	7,042
MiMedx Group, Inc. (a)	1,221	10,879
Minerva Neurosciences, Inc. (a)	223	2,486
Momenta Pharmaceuticals, Inc. (a)	762	8,496
Myriad Genetics, Inc. (a)	160	3,154
Natera, Inc. (a)	274	2,324
Neurocrine Biosciences, Inc. (a)	1,247	54,581
NewLink Genetics Corp. (a)	181	2,199
Novavax, Inc. (a)	100	152
OncoMed Pharmaceuticals, Inc. (a)	75	680
Ophthotech Corp. (a)	521	18,662
OPKO Health, Inc. (a)(c)	4,754	44,783
Organovo Holdings, Inc. (a)	1,130	2,814
Otonomy, Inc. (a)	261	3,941
OvaScience, Inc. (a)	115	580
PDL BioPharma, Inc.	4,251	13,688
Portola Pharmaceuticals, Inc. (a)	50	909
Progenics Pharmaceuticals, Inc. (a)	748	3,762
Prothena Corp. PLC (a)	576	27,544
PTC Therapeutics, Inc. (a)	727	4,515
Puma Biotechnology, Inc. (a)	425	16,277

4	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Radius Health, Inc. (a)	413	$17,726
Regeneron Pharmaceuticals, Inc. (a)	1,264	436,105
REGENXBIO, Inc. (a)	258	4,063
Regulus Therapeutics, Inc. (a)	434	1,194
Repligen Corp. (a)	387	11,057
Retrophin, Inc. (a)	435	8,200
Rigel Pharmaceuticals, Inc. (a)	355	923
Sage Therapeutics, Inc. (a)	520	22,641
Sangamo Biosciences, Inc. (a)	1,093	3,880
Sarepta Therapeutics, Inc. (a)	672	26,369
Seattle Genetics, Inc. (a)	1,410	72,897
Seres Therapeutics, Inc. (a)	199	2,147
Sorrento Therapeutics, Inc. (a)	164	943
Spark Therapeutics, Inc. (a)	361	16,971
Spectrum Pharmaceuticals, Inc. (a)	1,047	3,706
Synergy Pharmaceuticals, Inc. (a)	3,590	16,478
Synthetic Biologics, Inc. (a)	1,301	1,821
TESARO, Inc. (a)	413	49,923
TG Therapeutics, Inc. (a)	479	2,563
Trevena, Inc. (a)	537	2,621
Ultragenyx Pharmaceutical, Inc. (a)	573	33,801
United Therapeutics Corp. (a)	633	76,004
Vanda Pharmaceuticals, Inc. (a)	666	9,890
Versartis, Inc. (a)	324	3,580
Vertex Pharmaceuticals, Inc. (a)	3,706	281,137
XBiotech, Inc. (a)	186	2,465
Xencor, Inc. (a)	333	7,090
ZIOPHARM Oncology, Inc. (a)(c)	1,270	7,214

		9,890,325
Building Products — 0.3%
AAON, Inc.	790	23,660
Advanced Drainage Systems, Inc.	408	7,793
Allegion PLC	1,358	86,695
American Woodmark Corp. (a)	274	20,468
AO Smith Corp.	2,026	91,514
Apogee Enterprises, Inc.	558	22,738
Armstrong Flooring, Inc. (a)	377	6,104
Armstrong World Industries, Inc. (a)	802	30,075
Builders FirstSource, Inc. (a)	1,712	16,555
Caesarstone Sdot-Yam Ltd. (a)	516	18,240
Continental Building Products, Inc. (a)	377	7,710
CSW Industrials, Inc. (a)	435	13,463
Fortune Brands Home & Security, Inc.	2,198	120,077
Gibraltar Industries, Inc. (a)	600	23,340
Griffon Corp.	454	7,582
Insteel Industries, Inc.	261	7,021
Lennox International, Inc.	558	81,407
Masco Corp.	4,830	149,150
Masonite International Corp. (a)	200	11,380

Common Stocks	Shares	Value
Building Products (continued)
NCI Building Systems, Inc. (a)	625	$9,000
Owens Corning	1,576	76,877
Patrick Industries, Inc. (a)	139	7,972
PGT, Inc. (a)	761	7,458
Ply Gem Holdings, Inc. (a)	68	932
Quanex Building Products Corp.	446	7,270
Simpson Manufacturing Co., Inc.	580	24,824
Trex Co., Inc. (a)	405	21,793
Universal Forest Products, Inc.	301	25,883
USG Corp. (a)	1,268	31,928

		958,909
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	1,053	139,691
Ameriprise Financial, Inc.	2,359	208,512
Artisan Partners Asset Management, Inc., Class A	455	11,830
Bank of New York Mellon Corp.	16,313	705,863
BGC Partners, Inc., Class A	3,136	26,938
BlackRock, Inc. (b)	1,887	643,920
Charles Schwab Corp.	18,657	591,427
Cohen & Steers, Inc.	226	8,403
Cowen Group, Inc., Class A (a)	3,092	10,049
Diamond Hill Investment Group, Inc.	56	10,193
Donnelley Financial Solutions, Inc. (a)	406	8,709
E*Trade Financial Corp. (a)	4,284	120,637
Eaton Vance Corp.	1,698	59,532
Evercore Partners, Inc., Class A	515	27,681
Federated Investors, Inc., Class B	1,311	35,397
Financial Engines, Inc.	732	20,240
Franklin Resources, Inc.	5,442	183,178
Goldman Sachs Group, Inc.	5,822	1,037,713
Greenhill & Co., Inc.	453	10,623
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	458	10,470
HFF, Inc., Class A	407	10,838
Houlihan Lokey, Inc.	453	11,040
INTL. FCStone, Inc. (a)	199	7,144
Invesco Ltd.	7,361	206,770
Janus Capital Group, Inc.	1,907	24,448
KCG Holdings, Inc., Class A (a)	504	6,431
Ladenburg Thalmann Financial Services, Inc. (a)	380	775
Lazard Ltd., Class A	1,809	65,956
Legg Mason, Inc.	1,417	40,696
LPL Financial Holdings, Inc.	1,278	39,567
Marcus & Millichap, Inc. (a)	477	11,176
Moelis & Co., Class A	295	7,493
Morgan Stanley	22,459	753,949
Northern Trust Corp.	3,050	220,881

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
NorthStar Asset Management Group, Inc.	2,997	$41,059
OM Asset Management PLC	855	12,030
Piper Jaffray Cos. (a)	180	10,179
PJT Partners, Inc., Class A	183	5,040
Raymond James Financial, Inc.	1,927	115,851
Safeguard Scientifics, Inc. (a)	589	6,950
SEI Investments Co.	1,975	87,552
State Street Corp.	5,874	412,413
Stifel Financial Corp. (a)	870	34,052
T. Rowe Price Group, Inc.	3,589	229,732
TD Ameritrade Holding Corp.	3,599	123,122
Virtu Financial, Inc., Class A	804	10,291
Virtus Investment Partners, Inc.	98	10,515
Waddell & Reed Financial, Inc., Class A	1,458	22,920
Westwood Holdings Group, Inc.	168	8,660
WisdomTree Investments, Inc.	2,265	19,434

		6,427,970
Chemicals — 2.1%
A. Schulman, Inc.	370	10,638
AdvanSix, Inc. (a)	449	7,166
Air Products & Chemicals, Inc.	3,108	414,669
Albemarle Corp.	1,694	141,534
American Vanguard Corp.	632	9,606
Ashland Global Holdings, Inc.	924	103,239
Axalta Coating Systems Ltd. (a)	2,470	62,046
Balchem Corp.	509	38,633
Cabot Corp.	929	48,438
Calgon Carbon Corp.	621	9,812
Celanese Corp., Series A	2,212	161,299
CF Industries Holdings, Inc.	3,335	80,073
Chase Corp.	109	7,450
Chemours Co.	2,914	47,877
Chemtura Corp. (a)	845	27,716
Dow Chemical Co.	17,125	921,496
E.I. du Pont de Nemours & Co.	13,613	936,438
Eastman Chemical Co.	2,221	159,712
Ecolab, Inc.	3,990	455,538
Ferro Corp. (a)	1,490	19,310
Flotek Industries, Inc. (a)	650	7,657
FMC Corp.	1,882	88,247
GCP Applied Technologies, Inc. (a)	1,228	31,744
Hawkins, Inc.	210	8,474
HB Fuller Co.	647	27,219
Huntsman Corp.	2,954	50,070
Ingevity Corp. (a)	636	26,330
Innophos Holdings, Inc.	256	11,735
Innospec, Inc.	470	28,318
International Flavors & Fragrances, Inc.	1,158	151,443
KMG Chemicals, Inc.	107	2,904

Common Stocks	Shares	Value
Chemicals (continued)
Koppers Holdings, Inc. (a)	303	$9,923
Kraton Performance Polymers, Inc. (a)	327	8,381
Landec Corp. (a)	899	11,912
LSB Industries, Inc. (a)	74	391
LyondellBasell Industries NV, Class A	5,163	410,717
Minerals Technologies, Inc.	563	37,834
Monsanto Co.	6,771	682,314
Mosaic Co.	6,684	157,275
NewMarket Corp.	114	45,704
Olin Corp.	2,287	50,154
OMNOVA Solutions, Inc. (a)	1,355	10,298
Platform Specialty Products Corp. (a)	2,831	20,638
PolyOne Corp.	1,275	37,268
PPG Industries, Inc. (a)(d)(e)	3,941	367,025
Praxair, Inc.	4,445	520,332
Quaker Chemical Corp.	141	15,158
Rayonier Advanced Materials, Inc.	550	7,112
RPM International, Inc.	1,937	92,085
Scotts Miracle-Gro Co., Class A	620	54,616
Sensient Technologies Corp.	687	51,188
Sherwin-Williams Co.	1,193	292,118
Stepan Co.	286	20,315
TerraVia Holdings, Inc. (a)	1,012	2,378
Trecora Resources (a)	733	7,513
Tredegar Corp.	681	12,599
Trinseo SA	485	25,438
Tronox Ltd., Class A	1,229	9,955
Valspar Corp.	1,123	111,851
Westlake Chemical Corp.	586	30,349
WR Grace & Co.	1,015	67,964

		7,267,636
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	860	33,609
ACCO Brands Corp. (a)	1,348	14,963
Brink’s Co.	780	30,849
Casella Waste Systems, Inc., Class A (a)	473	5,298
Ceco Environmental Corp.	925	9,158
Cintas Corp.	1,265	134,938
Clean Harbors, Inc. (a)	703	33,266
Copart, Inc. (a)	1,348	70,730
Covanta Holding Corp.	1,941	29,115
Deluxe Corp.	730	44,676
Encore Capital Group, Inc. (a)	330	6,551
Ennis, Inc.	495	7,252
Essendant, Inc.	636	9,763
G&K Services, Inc., Class A	327	30,967
Healthcare Services Group, Inc.	1,123	41,517
Herman Miller, Inc.	768	21,350

6	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
HNI Corp.	575	$23,379
Interface, Inc.	739	11,713
Iron Mountain, Inc.	3,812	128,579
KAR Auction Services, Inc.	1,984	84,479
Kimball International, Inc., Class B	1,050	13,125
Knoll, Inc.	939	20,320
LSC Communications Inc. (a)	406	9,841
McGrath RentCorp	319	9,602
Mobile Mini, Inc.	50	1,268
MSA Safety, Inc.	448	26,118
Multi-Color Corp.	716	46,486
Pitney Bowes, Inc.	2,597	46,330
Quad/Graphics, Inc.	390	9,266
Republic Services, Inc.	3,586	188,731
Rollins, Inc.	1,424	43,888
RR Donnelley & Sons Co.	40	710
Steelcase, Inc., Class A	1,424	19,010
Stericycle, Inc. (a)	1,265	101,314
Sykes Enterprises, Inc. (a)	779	20,830
Team, Inc. (a)	330	10,148
Tetra Tech, Inc.	902	34,682
U.S. Ecology, Inc.	462	19,519
UniFirst Corp.	254	31,115
Viad Corp.	293	12,159
VSE Corp.	300	8,652
Waste Management, Inc.	6,543	429,613
West Corp.	522	10,294

		1,885,173
Communications Equipment — 1.6%
ADTRAN, Inc.	551	10,001
Arista Networks, Inc. (a)	523	44,324
ARRIS International PLC (a)	2,610	72,506
Black Box Corp.	669	7,693
Brocade Communications Systems, Inc.	6,172	65,423
CalAmp Corp. (a)	488	6,305
Calix, Inc. (a)	1,374	8,587
Ciena Corp. (a)	1,923	37,268
Cisco Systems, Inc.	76,878	2,358,617
CommScope Holding Co., Inc. (a)	1,924	58,778
Comtech Telecommunications Corp.	769	7,998
Digi International, Inc. (a)	916	8,381
EchoStar Corp., Class A (a)	719	33,606
Extreme Networks, Inc. (a)	1,138	4,791
F5 Networks, Inc. (a)	1,019	140,836
Finisar Corp. (a)	1,668	45,670
Harmonic, Inc. (a)	2,232	11,383
Harris Corp.	1,869	166,733
Infinera Corp. (a)	2,399	18,712
InterDigital, Inc.	557	39,352
Ixia (a)	749	8,951

Common Stocks	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	5,545	$146,055
Loral Space & Communications, Inc. (a)	204	7,915
Lumentum Holdings, Inc. (a)	616	20,698
Motorola Solutions, Inc.	2,602	188,853
NETGEAR, Inc. (a)	484	24,442
Oclaro, Inc. (a)	1,460	10,673
Palo Alto Networks, Inc. (a)	1,273	195,826
Plantronics, Inc.	576	29,785
QUALCOMM, Inc.	22,699	1,559,875
ShoreTel, Inc. (a)	1,555	10,341
Silicom, Ltd.	179	6,659
Sonus Networks, Inc. (a)	1,319	7,637
Ubiquiti Networks, Inc. (a)	415	21,758
ViaSat, Inc. (a)	589	41,619
Viavi Solutions, Inc. (a)	3,906	27,811

		5,455,862
Construction & Engineering — 0.2%
AECOM (a)	2,071	57,677
Aegion Corp. (a)	482	8,922
Argan, Inc.	230	13,076
Chicago Bridge & Iron Co. NV	900	28,818
Comfort Systems USA, Inc.	787	22,705
Dycom Industries, Inc. (a)	420	32,311
EMCOR Group, Inc.	907	54,837
Fluor Corp.	2,764	143,700
Granite Construction, Inc.	516	25,367
Jacobs Engineering Group, Inc. (a)	1,653	85,262
KBR, Inc.	2,298	34,033
MasTec, Inc. (a)	928	26,494
MYR Group, Inc. (a)	480	14,323
NV5 Global Inc. (a)	93	2,660
Primoris Services Corp.	424	8,493
Quanta Services, Inc. (a)	2,014	57,902
Tutor Perini Corp. (a)	413	7,868

		624,448
Construction Materials — 0.2%
Eagle Materials, Inc.	667	54,007
Headwaters, Inc. (a)	1,283	21,041
Martin Marietta Materials, Inc.	960	177,965
Summit Materials, Inc., Class A (a)	1,429	26,779
US Concrete, Inc. (a)	154	7,685
Vulcan Materials Co.	1,978	223,910

		511,387
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	321	8,089
Consumer Finance — 0.7%
Ally Financial, Inc.	6,491	117,292
American Express Co.	12,259	814,243
Capital One Financial Corp.	7,716	571,293

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp. (a)(c)	118	$21,724
Discover Financial Services	6,145	346,148
Ezcorp, Inc., Class A (a)	876	8,541
Green Dot Corp., Class A (a)	425	9,435
Navient Corp.	4,519	57,753
Nelnet, Inc., Class A	200	7,836
OneMain Holdings, Inc. (a)	823	23,324
PRA Group, Inc. (a)	792	25,265
Regional Management Corp. (a)	217	4,832
Santander Consumer USA Holdings, Inc. (a)	1,558	19,007
SLM Corp. (a)	6,524	45,994
Synchrony Financial	12,510	357,661
World Acceptance Corp. (a)	213	10,122

		2,440,470
Containers & Packaging — 0.4%
AEP Industries, Inc.	42	4,601
Aptargroup, Inc.	894	63,867
Avery Dennison Corp.	1,295	90,378
Ball Corp.	2,547	196,297
Bemis Co., Inc.	1,298	63,239
Berry Plastics Group, Inc. (a)	1,775	77,656
Crown Holdings, Inc. (a)	1,912	103,726
Graphic Packaging Holding Co.	4,324	54,050
Greif, Inc., Class A	551	25,820
Multi Packaging Solutions International Ltd. (a)	61	824
Owens-Illinois, Inc. (a)	2,340	45,162
Packaging Corp. of America	1,408	116,160
Sealed Air Corp.	2,969	135,476
Silgan Holdings, Inc.	626	31,895
Sonoco Products Co.	1,399	70,356
WestRock Co.	3,776	174,413

		1,253,920
Distributors — 0.1%
Core-Mark Holding Co., Inc.	824	29,128
Genuine Parts Co.	2,581	233,813
LKQ Corp. (a)	4,378	141,322
Pool Corp.	564	52,215

		456,478
Diversified Consumer Services — 0.2%
2U, Inc. (a)	441	15,373
American Public Education, Inc. (a)	306	6,166
Apollo Education Group, Inc. (a)	1,087	9,555
Ascent Capital Group, Inc., Class A (a)	65	1,325
Bright Horizons Family Solutions, Inc. (a)	549	36,734
Capella Education Co.	172	12,573
Career Education Corp. (a)	1,520	10,929

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Carriage Services, Inc.	331	$7,825
DeVry Education Group, Inc.	1,112	25,242
Graham Holdings Co., Class B	59	28,025
Grand Canyon Education, Inc. (a)	683	29,806
H&R Block, Inc.	3,288	75,525
Hillenbrand, Inc.	1,026	31,139
Houghton Mifflin Harcourt Co. (a)	500	6,325
K12, Inc. (a)	695	7,534
LifeLock, Inc. (a)	1,014	16,325
Matthews International Corp., Class A	425	25,457
Regis Corp. (a)	590	7,481
Service Corp. International	4,141	106,010
ServiceMaster Global Holdings, Inc. (a)	2,988	106,941
Sotheby’s	672	24,111
Strayer Education, Inc. (a)	164	9,620
Weight Watchers International, Inc. (a)(c)	256	2,632

		602,653
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	28,381	4,095,378
CBOE Holdings, Inc.	1,142	72,186
CME Group, Inc.	5,164	516,916
FactSet Research Systems, Inc.	598	92,523
FNFV Group (a)	2,019	24,329
Interactive Brokers Group, Inc., Class A	975	32,360
Intercontinental Exchange, Inc.	1,809	489,135
Leucadia National Corp.	5,036	94,022
MarketAxess Holdings, Inc.	515	77,641
Moody’s Corp.	2,544	255,723
Morningstar, Inc.	268	18,929
MSCI, Inc.	1,329	106,573
Nasdaq, Inc.	1,604	102,608
On Deck Capital, Inc. (a)	454	2,220
PHH Corp. (a)	589	8,552
S&P Global, Inc.	4,101	499,707
Voya Financial, Inc.	3,192	97,516

		6,586,318
Diversified Telecommunication Services — 2.1%
8x8, Inc. (a)	1,436	20,463
AT&T, Inc.	92,314	3,396,232
ATN International, Inc.	149	10,078
CenturyLink, Inc.	8,243	219,099
Cincinnati Bell, Inc. (a)	447	8,784
Cogent Communications Group, Inc.	473	17,454
Consolidated Communications Holdings, Inc.	587	14,047

8	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp.	18,047	$72,549
General Communication, Inc., Class A (a)	528	8,364
Globalstar, Inc. (a)	4,973	4,603
Hawaiian Telcom Holdco, Inc. (a)	433	8,885
IDT Corp., Class B	292	5,224
inContact, Inc. (a)	685	9,528
Inteliquent, Inc.	425	7,136
Iridium Communications, Inc. (a)	935	7,620
Level 3 Communications, Inc. (a)	4,347	244,084
Lumos Networks Corp. (a)	105	1,492
ORBCOMM, Inc. (a)	751	6,706
Verizon Communications, Inc.	61,053	2,936,649
Vonage Holdings Corp. (a)	3,411	23,400
Windstream Holdings, Inc.	1,125	8,831
Zayo Group Holdings, Inc. (a)	2,415	77,715

		7,108,943
Electric Utilities — 1.8%
ALLETE, Inc.	783	47,990
American Electric Power Co., Inc.	7,435	482,085
Avangrid, Inc.	768	30,267
Duke Energy Corp.	10,313	825,246
Edison International	4,622	339,625
El Paso Electric Co.	614	28,367
Empire District Electric Co.	805	27,555
Entergy Corp.	2,760	203,357
Eversource Energy	4,666	256,910
Exelon Corp.	13,124	447,135
FirstEnergy Corp.	7,414	254,226
Great Plains Energy, Inc.	4,444	126,387
Hawaiian Electric Industries, Inc.	1,673	49,354
IDACORP, Inc.	688	53,932
MGE Energy, Inc.	606	35,421
NextEra Energy, Inc.	6,894	882,432
OGE Energy Corp.	2,786	86,477
Otter Tail Corp.	456	16,393
Pinnacle West Capital Corp.	1,544	117,545
PNM Resources, Inc.	1,200	39,420
Portland General Electric Co.	1,300	56,732
PPL Corp.	10,401	357,170
Southern Co.	14,085	726,363
Unitil Corp.	397	16,106
Westar Energy, Inc.	2,018	115,672
Xcel Energy, Inc.	7,792	323,758

		5,945,925
Electrical Equipment — 0.5%
Acuity Brands, Inc.	649	145,097
AMETEK, Inc.	3,483	153,600
AZZ, Inc.	379	20,182
Babcock & Wilcox Enterprises, Inc. (a)	834	13,127

Common Stocks	Shares	Value
Electrical Equipment (continued)
Brady Corp., Class A	569	$18,834
Eaton Corp. PLC	6,806	434,019
Emerson Electric Co.	10,358	524,943
Encore Wire Corp.	258	8,811
Energous Corp. (a)	545	7,428
EnerSys	693	45,135
Franklin Electric Co., Inc.	628	22,891
Generac Holdings, Inc. (a)	884	33,672
General Cable Corp.	606	8,484
Hubbell, Inc.	770	80,480
II-VI, Inc. (a)	1,105	30,719
LSI Industries, Inc.	297	2,554
Plug Power, Inc. (a)	1,890	2,892
Powell Industries, Inc.	80	2,831
Regal-Beloit Corp.	596	35,224
Rockwell Automation, Inc.	1,954	233,933
SolarCity Corp. (a)	1,010	19,796
Sunrun, Inc. (a)	588	3,063
Thermon Group Holdings, Inc. (a)	457	8,377

		1,856,092
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,475	295,037
Anixter International, Inc. (a)	423	27,812
Arrow Electronics, Inc. (a)	1,354	82,757
Avnet, Inc.	1,874	78,614
AVX Corp.	510	7,150
Badger Meter, Inc.	296	9,516
Belden, Inc.	584	37,849
Benchmark Electronics, Inc. (a)	494	12,424
CDW Corp.	2,332	104,730
Cognex Corp.	1,180	60,888
Coherent, Inc. (a)	320	33,318
Corning, Inc.	16,006	363,496
CTS Corp.	459	8,354
Dolby Laboratories, Inc., Class A	720	34,265
DTS, Inc.	408	17,279
Fabrinet (a)	618	23,459
FARO Technologies, Inc. (a)	224	7,515
Fitbit, Inc., Series A (a)(c)	1,931	25,605
FLIR Systems, Inc.	1,884	62,021
Ingram Micro, Inc., Class A	2,067	76,892
Insight Enterprises, Inc. (a)	683	19,664
InvenSense, Inc. (a)	1,117	8,545
IPG Photonics Corp. (a)	515	49,960
Itron, Inc. (a)	571	30,777
Jabil Circuit, Inc.	2,554	54,502
Keysight Technologies, Inc. (a)	2,428	79,638
Kimball Electronics, Inc. (a)	871	12,107
Knowles Corp. (a)	1,663	24,845
Littelfuse, Inc.	281	39,200
Mercury Systems, Inc. (a)	543	15,085
Mesa Laboratories, Inc.	29	3,661

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	423	$13,198
MTS Systems Corp.	184	8,749
National Instruments Corp.	1,645	46,208
Novanta, Inc. (a)	537	9,371
OSI Systems, Inc. (a)	219	15,358
Park Electrochemical Corp.	658	10,153
Plexus Corp. (a)	566	25,928
Radisys Corp. (a)	1,745	7,277
Rofin-Sinar Technologies, Inc. (a)	301	9,798
Rogers Corp. (a)	189	10,287
Sanmina Corp. (a)	1,048	28,977
ScanSource, Inc. (a)	458	16,030
SYNNEX Corp.	429	43,990
Tech Data Corp. (a)	481	37,047
Trimble Navigation Ltd. (a)	3,563	98,481
TTM Technologies, Inc. (a)	1,173	15,425
Universal Display Corp. (a)	585	30,245
Vishay Intertechnology, Inc.	2,035	28,694
Zebra Technologies Corp., Class A (a)	762	50,170

		2,212,351
Energy Equipment & Services — 1.1%
Archrock, Inc.	962	11,159
Atwood Oceanics, Inc.	712	5,433
Baker Hughes, Inc.	6,604	365,862
Bristow Group, Inc.	553	5,536
CARBO Ceramics, Inc.	74	451
Dawson Geophysical Co. (a)	321	2,103
Diamond Offshore Drilling, Inc.	698	11,510
Dril-Quip, Inc. (a)	493	23,417
Ensco PLC, Class A	4,603	35,995
Era Group, Inc. (a)	208	1,570
Exterran Corp. (a)	755	11,937
Fairmount Santrol Holdings, Inc. (a)	1,167	10,025
FMC Technologies, Inc. (a)	3,320	107,136
Forum Energy Technologies, Inc. (a)	672	12,096
Frank’s International NV	468	5,265
Halliburton Co.	12,856	591,376
Helix Energy Solutions Group, Inc. (a)	1,309	11,414
Helmerich & Payne, Inc.	1,395	88,038
Hornbeck Offshore Services, Inc. (a)	88	349
Matrix Service Co. (a)	641	11,346
McDermott International, Inc. (a)	4,928	25,330
Nabors Industries Ltd.	4,303	51,206
National Oilwell Varco, Inc.	6,698	215,006
Natural Gas Services Group, Inc. (a)	149	3,233
Newpark Resources, Inc. (a)	792	4,990

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Noble Corp. PLC	4,423	$21,850
Oceaneering International, Inc.	1,358	32,320
Oil States International, Inc. (a)	761	22,259
Parker Drilling Co. (a)	1,353	2,706
Patterson-UTI Energy, Inc.	1,938	43,566
PHI, Inc. (a)	118	1,838
Pioneer Energy Services Corp. (a)	641	2,276
Rowan Cos. PLC, Class A	2,054	27,257
RPC, Inc. (a)	567	9,792
Schlumberger Ltd.	21,478	1,680,224
SEACOR Holdings, Inc. (a)	234	11,539
Seadrill Ltd. (a)(c)	3,704	7,890
Superior Energy Services, Inc.	1,965	27,824
Tesco Corp.	1,478	10,124
TETRA Technologies, Inc. (a)	1,785	9,728
Transocean Ltd. (a)	5,408	51,971
Unit Corp. (a)	604	10,346
Weatherford International PLC (a)	12,857	61,971

		3,647,264
Food & Staples Retailing — 1.9%
Andersons, Inc.	335	12,747
Casey’s General Stores, Inc.	565	63,839
Chefs’ Warehouse, Inc. (a)	53	604
Costco Wholesale Corp.	6,663	985,258
CVS Health Corp.	16,112	1,355,019
Diplomat Pharmacy, Inc. (a)	690	15,987
Ingles Markets, Inc., Class A	196	7,742
Kroger Co.	14,771	457,606
Performance Food Group Co. (a)	681	16,344
PriceSmart, Inc.	339	30,832
Rite Aid Corp. (a)	15,561	104,414
Smart & Final Stores, Inc. (a)	62	744
SpartanNash Co.	387	10,836
Sprouts Farmers Market, Inc. (a)	2,275	50,391
Supervalu, Inc. (a)	3,686	15,813
Sysco Corp.	8,371	402,813
United Natural Foods, Inc. (a)	695	29,009
US Foods Holding Corp. (a)	604	13,650
Wal-Mart Stores, Inc.	22,540	1,578,251
Walgreens Boots Alliance, Inc.	13,048	1,079,461
Weis Markets, Inc.	138	7,677
Whole Foods Market, Inc.	4,785	135,368

		6,374,405
Food Products — 1.7%
AdvancePierre Foods Holdings, Inc.	402	11,240
Amplify Snack Brands, Inc. (a)	258	3,738
Archer-Daniels-Midland Co.	9,299	405,157
B&G Foods, Inc.	1,039	44,054
Blue Buffalo Pet Products, Inc. (a)	875	21,980
Bunge Ltd.	2,058	127,617
Cal-Maine Foods, Inc. (c)	373	14,416

10	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Calavo Growers, Inc.	166	$9,819
Campbell Soup Co.	2,744	149,109
ConAgra Foods, Inc.	6,461	311,291
Darling International, Inc. (a)	2,360	32,096
Dean Foods Co.	1,271	23,208
Farmer Bros Co. (a)	293	9,581
Flowers Foods, Inc.	2,335	36,239
Fresh Del Monte Produce, Inc.	477	28,787
General Mills, Inc.	9,208	570,712
Hain Celestial Group, Inc. (a)	1,000	36,370
Hershey Co.	2,419	247,851
Hormel Foods Corp.	4,044	155,694
Ingredion, Inc.	1,077	141,270
J&J Snack Foods Corp.	183	22,353
J.M. Smucker Co.	1,741	228,611
John B Sanfilippo & Son, Inc.	174	8,818
Kellogg Co.	3,700	277,981
Kraft Heinz Co.	9,029	803,130
Lancaster Colony Corp.	290	37,889
McCormick & Co., Inc.	1,658	158,952
Mead Johnson Nutrition Co.	2,788	208,459
Mondelez International, Inc., Class A	22,820	1,025,531
Omega Protein Corp. (a)	425	9,478
Pilgrim’s Pride Corp.	627	13,694
Pinnacle Foods, Inc.	1,586	81,552
Post Holdings, Inc. (a)	947	72,190
Sanderson Farms, Inc.	346	31,133
Seneca Foods Corp., Class A (a)	1	29
Snyders-Lance, Inc.	1,150	40,905
Tootsie Roll Industries, Inc.	246	8,721
TreeHouse Foods, Inc. (a)	771	67,447
Tyson Foods, Inc., Class A	4,324	306,355
WhiteWave Foods Co. (a)	2,634	143,527

		5,926,984
Gas Utilities — 0.2%
Atmos Energy Corp.	1,462	108,758
Chesapeake Utilities Corp.	209	13,386
National Fuel Gas Co.	1,068	55,942
New Jersey Resources Corp.	1,143	38,805
Northwest Natural Gas Co.	475	27,930
ONE Gas, Inc.	673	41,241
South Jersey Industries, Inc.	1,188	35,224
Southwest Gas Corp.	684	49,563
Spire, Inc.	666	41,825
UGI Corp.	2,513	116,327
WGL Holdings, Inc.	697	43,960

		572,961
Health Care Equipment & Supplies — 2.4%
Abaxis, Inc.	247	11,792
Abbott Laboratories	22,690	890,356

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
ABIOMED, Inc. (a)	620	$65,094
Accuray, Inc. (a)	2,245	11,000
Alere, Inc. (a)	1,210	54,063
Align Technology, Inc. (a)	1,118	96,059
Analogic Corp.	140	11,459
AngioDynamics, Inc. (a)	820	13,071
Anika Therapeutics, Inc. (a)	168	7,452
AtriCure, Inc. (a)	723	13,187
Atrion Corp.	20	8,783
Baxter International, Inc.	7,437	353,927
Becton Dickinson & Co.	3,308	555,446
Boston Scientific Corp. (a)	20,120	442,640
C.R. Bard, Inc.	1,250	270,850
Cantel Medical Corp.	563	40,102
Cardiovascular Systems, Inc. (a)	450	10,543
Cerus Corp. (a)	1,475	7,109
ConforMIS, Inc. (a)	375	2,861
CONMED Corp.	320	12,800
Cooper Cos., Inc.	670	117,947
CryoLife, Inc.	338	5,746
Cutera, Inc. (a)	240	3,144
Cynosure, Inc., Class A (a)	485	20,685
DENTSPLY SIRONA, Inc.	3,462	199,307
DexCom, Inc. (a)	1,182	92,480
Edwards Lifesciences Corp. (a)	3,144	299,372
Endologix, Inc. (a)	1,592	16,652
Exactech, Inc. (a)	193	4,661
GenMark Diagnostics, Inc. (a)	422	4,503
Glaukos Corp. (a)	161	5,377
Globus Medical, Inc., Class A (a)	828	18,324
Haemonetics Corp. (a)	814	27,196
Halyard Health, Inc. (a)	744	24,068
Hill-Rom Holdings, Inc.	889	49,259
Hologic, Inc. (a)	4,234	152,466
ICU Medical, Inc. (a)	200	27,860
IDEXX Laboratories, Inc. (a)	1,276	136,711
Inogen, Inc. (a)	162	8,695
Insulet Corp. (a)	823	30,550
Integra LifeSciences Holdings Corp. (a)	472	37,529
Intuitive Surgical, Inc. (a)	562	377,709
Invacare Corp.	859	7,860
K2M Group Holdings, Inc. (a)	240	4,097
LeMaitre Vascular, Inc.	180	3,769
Masimo Corp. (a)	646	35,530
Medtronic PLC	21,339	1,750,225
Meridian Bioscience, Inc.	529	8,702
Merit Medical Systems, Inc. (a)	502	11,019
Natus Medical, Inc. (a)	623	24,515
Neogen Corp. (a)	481	25,344
Nevro Corp. (a)	304	27,944
Novocure Ltd. (a)	501	3,031
NuVasive, Inc. (a)	718	42,886

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
NxStage Medical, Inc. (a)	900	$20,466
OraSure Technologies, Inc. (a)	365	2,741
Orthofix International NV (a)	231	8,466
Quidel Corp. (a)	467	9,013
ResMed, Inc.	2,018	120,616
Rockwell Medical, Inc. (a)(c)	732	4,253
Spectranetics Corp. (a)	516	11,197
St. Jude Medical, Inc.	4,145	322,647
Stryker Corp.	5,305	611,932
SurModics, Inc. (a)	407	10,134
Teleflex, Inc.	603	86,307
Utah Medical Products, Inc.	11	684
Varian Medical Systems, Inc. (a)	1,396	126,659
Vascular Solutions, Inc. (a)	218	9,941
West Pharmaceutical Services, Inc.	1,012	76,942
Wright Medical Group NV (a)	1,523	33,369
Zeltiq Aesthetics, Inc. (a)	606	20,059
Zimmer Biomet Holdings, Inc.	2,749	289,745

		8,248,928
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. (a)	500	17,980
Adeptus Health, Inc., Class A (a)	127	3,825
Aetna, Inc.	5,025	539,434
Air Methods Corp. (a)	404	10,686
Almost Family, Inc. (a)	340	13,345
Amedisys, Inc. (a)	425	18,386
AmerisourceBergen Corp.	2,641	185,715
AMN Healthcare Services, Inc. (a)	821	26,929
Amsurg Corp. (a)	400	23,900
Anthem, Inc.	3,869	471,476
BioTelemetry, Inc. (a)	528	9,346
Brookdale Senior Living, Inc. (a)	2,593	37,417
Capital Senior Living Corp. (a)	492	7,857
Cardinal Health, Inc.	4,858	333,696
Centene Corp. (a)	2,365	147,765
Chemed Corp.	268	37,901
Cigna Corp.	3,880	461,060
Civitas Solutions, Inc. (a)	124	2,120
Community Health Systems, Inc. (a)	2,135	11,273
Corvel Corp. (a)	100	3,455
Cross Country Healthcare, Inc. (a)	730	8,154
DaVita, Inc. (a)	3,129	183,422
Ensign Group, Inc.	526	9,715
Envision Healthcare Holdings, Inc. (a)	2,735	54,098
Express Scripts Holding Co. (a)	9,755	657,487
HCA Holdings, Inc. (a)	4,578	350,354
HealthEquity, Inc. (a)	741	24,623
HealthSouth Corp.	1,338	53,721
Healthways, Inc. (a)	444	11,011
Henry Schein, Inc. (a)	1,425	212,610

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
HMS Holdings Corp. (a)	1,107	$23,324
Humana, Inc.	2,321	398,121
Integer Holdings Corp. (a)	50	1,103
Kindred Healthcare, Inc.	951	9,367
Laboratory Corp. of America Holdings (a)	1,550	194,277
Landauer, Inc.	189	8,222
LHC Group, Inc. (a)	166	5,689
LifePoint Hospitals, Inc. (a)	1,198	71,700
McKesson Corp.	3,496	444,586
MEDNAX, Inc. (a)	1,416	86,730
Molina Healthcare, Inc. (a)	644	35,040
National Healthcare Corp.	121	7,829
Owens & Minor, Inc.	820	26,609
Patterson Cos., Inc.	1,269	54,199
Penumbra, Inc. (a)	322	21,236
PharMerica Corp. (a)	333	7,925
Premier, Inc., Class A (a)	620	19,741
Providence Service Corp. (a)	166	6,717
Quest Diagnostics, Inc.	2,079	169,314
Quorum Health Corp. (a)	50	202
Select Medical Holdings Corp. (a)	1,708	22,204
Surgery Partners, Inc. (a)	153	2,463
Surgical Care Affiliates, Inc. (a)	500	21,395
Team Health Holdings, Inc. (a)	884	37,879
Teladoc, Inc. (a)(c)	206	3,348
Tenet Healthcare Corp. (a)	1,435	28,284
Triple-S Management Corp., Class B (a)	307	6,349
U.S. Physical Therapy, Inc.	160	9,104
UnitedHealth Group, Inc.	13,972	1,974,663
Universal American Corp. (a)	1,250	9,388
Universal Health Services, Inc., Class B	1,286	155,233
VCA, Inc. (a)	1,130	69,450
WellCare Health Plans, Inc. (a)	657	74,576

		7,935,028
Health Care Technology — 0.1%
athenahealth, Inc. (a)	592	61,165
Cerner Corp. (a)	4,355	255,116
Computer Programs & Systems, Inc.	171	4,463
Cotiviti Holdings, Inc. (a)	325	10,033
Evolent Health, Inc., Class A (a)	139	2,926
HealthStream, Inc. (a)	385	10,384
Inovalon Holdings, Inc., Class A (a)(c)	599	8,146
Medidata Solutions, Inc. (a)	806	38,680
Omnicell, Inc. (a)	482	15,725
Quality Systems, Inc.	586	7,554
Veeva Systems, Inc., Class A (a)	1,365	53,030

12	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Technology (continued)
Vocera Communications, Inc. (a)	251	$4,618

		471,840
Hotels, Restaurants & Leisure — 2.0%
Aramark	3,583	133,395
Belmond Ltd., Class A (a)	1,086	14,064
Biglari Holdings, Inc. (a)	20	8,764
BJ’s Restaurants, Inc. (a)	523	18,880
Bloomin’ Brands, Inc.	1,740	30,102
Bob Evans Farms, Inc.	252	10,387
Boyd Gaming Corp. (a)	1,267	22,629
Brinker International, Inc.	887	43,676
Buffalo Wild Wings, Inc. (a)	267	38,889
Caesars Acquisition Co., Class A (a)	590	6,874
Caesars Entertainment Corp. (a)	1,014	7,199
Carnival Corp.	6,063	297,693
Carrols Restaurant Group, Inc. (a)	896	11,200
Cheesecake Factory, Inc.	715	38,031
Chipotle Mexican Grill, Inc. (a)	424	152,962
Choice Hotels International, Inc.	416	20,155
Churchill Downs, Inc.	166	22,576
Chuy’s Holdings, Inc. (a)	256	7,270
ClubCorp Holdings, Inc.	1,347	15,558
Cracker Barrel Old Country Store, Inc.	245	33,810
Darden Restaurants, Inc.	1,742	112,864
Dave & Buster’s Entertainment, Inc. (a)	460	19,021
Del Frisco’s Restaurant Group, Inc. (a)	854	12,212
Del Taco Restaurants, Inc. (a)	678	9,092
Denny’s Corp. (a)	920	9,540
DineEquity, Inc.	271	21,436
Domino’s Pizza, Inc.	718	121,514
Dunkin’ Brands Group, Inc.	1,353	65,431
El Pollo Loco Holdings, Inc. (a)	399	4,868
Eldorado Resorts, Inc. (a)	405	4,901
Extended Stay America, Inc.	1,447	20,692
Fiesta Restaurant Group, Inc. (a)	480	12,672
Habit Restaurants, Inc., Class A (a)	422	5,971
Hilton Worldwide Holdings, Inc.	9,415	212,779
Hyatt Hotels Corp., Class A (a)	329	16,710
ILG, Inc.	1,699	27,830
International Game Technology PLC	1,216	34,924
International Speedway Corp., Class A	397	13,061
Isle of Capri Casinos, Inc. (a)	670	14,070
Jack in the Box, Inc.	436	40,866
La Quinta Holdings, Inc. (a)	1,052	10,531
Las Vegas Sands Corp.	5,467	316,430
Marcus Corp.	514	13,621
Marriott International, Inc., Class A	5,056	347,347

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	353	$22,444
McDonald’s Corp.	13,091	1,473,654
MGM Resorts International (a)	7,120	186,330
Monarch Casino & Resort, Inc. (a)	82	1,939
Norwegian Cruise Line Holdings Ltd. (a)	2,388	92,822
Panera Bread Co., Class A (a)	321	61,234
Papa John’s International, Inc.	398	30,029
Penn National Gaming, Inc. (a)	1,613	20,856
Pinnacle Entertainment, Inc. (a)	746	8,840
Popeyes Louisiana Kitchen, Inc. (a)	238	12,704
Potbelly Corp. (a)	715	9,331
Red Robin Gourmet Burgers, Inc. (a)	184	8,464
Red Rock Resorts, Inc., Class A	727	15,921
Royal Caribbean Cruises Ltd.	2,543	195,480
Ruth’s Hospitality Group, Inc.	527	8,353
Ryman Hospitality Properties, Inc.	606	30,555
Scientific Games Corp., Class A (a)	755	9,362
SeaWorld Entertainment, Inc.	1,271	17,807
Shake Shack, Inc., Class A (a)	182	5,804
Six Flags Entertainment Corp.	992	55,205
Sonic Corp.	779	17,847
Starbucks Corp.	22,018	1,168,495
Texas Roadhouse, Inc.	965	39,102
Vail Resorts, Inc.	545	86,895
Wendy’s Co.	3,188	34,558
Wingstop, Inc.	105	2,810
Wyndham Worldwide Corp.	1,655	108,965
Wynn Resorts Ltd.	1,146	108,354
Yum! Brands, Inc.	5,701	491,882
Zoe’s Kitchen, Inc. (a)	236	5,350

		6,733,889
Household Durables — 0.6%
Beazer Homes USA, Inc. (a)	349	3,570
CalAtlantic Group, Inc.	980	31,674
Cavco Industries, Inc. (a)	102	9,425
Century Communities, Inc. (a)	541	10,658
CSS Industries, Inc.	356	8,936
D.R. Horton, Inc.	5,103	147,119
Ethan Allen Interiors, Inc.	265	8,135
Flexsteel Industries, Inc.	220	9,218
Garmin Ltd.	1,553	75,103
GoPro, Inc., Class A (a)(c)	1,770	22,621
Harman International Industries, Inc.	1,017	81,065
Helen of Troy Ltd. (a)	395	32,192
Hooker Furniture Corp.	333	8,758
Installed Building Products, Inc. (a)	220	7,271
iRobot Corp. (a)	311	15,768
KB Home	1,156	16,808
La-Z-Boy, Inc.	896	20,966

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.	1,817	$83,364
Lennar Corp., Class A	3,559	148,375
Lennar Corp., Class B	259	8,682
LGI Homes, Inc. (a)	223	6,636
Libbey, Inc.	628	10,054
Lifetime Brands, Inc.	222	3,141
M/I Homes, Inc. (a)	425	9,142
MDC Holdings, Inc.	447	10,598
Meritage Homes Corp. (a)	709	21,944
Mohawk Industries, Inc. (a)	908	167,344
NACCO Industries, Inc., Class A	56	4,096
Newell Brands, Inc.	7,026	337,389
NVR, Inc. (a)	49	74,627
PulteGroup, Inc.	4,944	91,958
Taylor Morrison Home Corp., Class A (a)	547	9,332
Tempur Sealy International, Inc. (a)	841	45,473
Toll Brothers, Inc. (a)	2,234	61,301
TopBuild Corp. (a)	592	17,837
TRI Pointe Group, Inc. (a)	2,542	27,530
Tupperware Brands Corp.	702	41,783
Universal Electronics, Inc. (a)	162	11,364
WCI Communities, Inc. (a)	617	14,284
Whirlpool Corp.	1,079	161,656
William Lyon Homes, Class A (a)	595	10,627

		1,887,824
Household Products — 1.6%
Central Garden & Pet Co. (a)	682	16,586
Central Garden and Pet Co., Class A (a)	52	1,214
Church & Dwight Co., Inc.	3,845	185,560
Clorox Co.	1,920	230,438
Colgate-Palmolive Co.	12,984	926,538
Energizer Holdings, Inc.	909	42,278
HRG Group, Inc. (a)	1,976	29,719
Kimberly-Clark Corp.	5,397	617,471
Orchids Paper Products Co.	354	9,084
Procter & Gamble Co.	38,339	3,327,825
Spectrum Brands Holdings, Inc.	356	48,145
WD-40 Co.	166	17,700

		5,452,558
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	10,029	118,041
Atlantic Power Corp.	4,381	10,076
Atlantica Yield PLC	1,316	23,662
Calpine Corp. (a)	5,081	60,464
Dynegy, Inc. (a)	250	2,662
NRG Energy, Inc.	4,577	48,654
NRG Yield, Inc., Class A	765	11,268
NRG Yield, Inc., Class C	989	15,231
Ormat Technologies, Inc.	572	27,588

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Pattern Energy Group, Inc.	1,245	$27,826
Talen Energy Corp. (a)	1,691	23,556
TerraForm Global, Inc., Class A (a)	891	3,341
TerraForm Power, Inc., Class A (a)	1,562	19,384

		391,753
Industrial Conglomerates — 2.0%
3M Co.	8,779	1,451,169
BWX Technologies, Inc.	1,423	55,810
Carlisle Cos., Inc.	933	97,825
Danaher Corp.	9,448	742,141
General Electric Co.	139,213	4,051,098
Raven Industries, Inc.	492	10,553
Roper Technologies, Inc.	1,487	257,712
Seaboard Corp. (a)	3	10,155
Standex International Corp.	278	21,239

		6,697,702
Insurance — 2.8%
Aflac, Inc.	5,915	407,366
Alleghany Corp. (a)	168	86,723
Allied World Assurance Co. Holdings AG	1,320	56,734
Allstate Corp.	5,510	374,129
American Equity Investment Life Holding Co.	1,135	20,351
American Financial Group, Inc.	1,048	78,076
American International Group, Inc.	16,622	1,025,577
American National Insurance Co.	143	16,754
AMERISAFE, Inc.	236	13,122
AmTrust Financial Services, Inc.	1,349	35,600
Aon PLC	4,027	446,312
Arch Capital Group Ltd. (a)	1,745	136,058
Argo Group International Holdings Ltd.	725	40,310
Arthur J Gallagher & Co.	3,344	161,281
Aspen Insurance Holdings Ltd.	1,213	58,527
Assurant, Inc.	923	74,320
Assured Guaranty Ltd.	1,807	54,011
Axis Capital Holdings Ltd.	1,261	71,839
Baldwin & Lyons, Inc., Class B	404	9,938
Brown & Brown, Inc.	1,759	64,837
Chubb Ltd.	6,929	879,983
Cincinnati Financial Corp.	2,219	157,061
Citizens, Inc. (a)	1,392	10,830
CNA Financial Corp.	602	22,015
CNO Financial Group, Inc.	2,178	32,844
eHealth, Inc. (a)	206	1,613
EMC Insurance Group, Inc.	502	12,224
Employers Holdings, Inc.	298	9,342
Endurance Specialty Holdings Ltd.	957	87,996
Enstar Group Ltd. (a)	172	28,999
Erie Indemnity Co., Class A	363	37,168

14	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Everest Re Group Ltd.	513	$104,406
FBL Financial Group, Inc., Class A	162	10,255
Federated National Holding Co.	170	3,045
First American Financial Corp.	1,501	58,629
FNF Group	3,663	131,538
Genworth Financial, Inc., Class A (a)	4,655	19,272
Greenlight Capital Re Ltd. (a)	575	11,443
Hanover Insurance Group, Inc.	631	48,076
Hartford Financial Services Group, Inc.	5,833	257,294
Heritage Insurance Holdings, Inc.	585	6,897
Hilltop Holdings, Inc. (a)	1,242	30,677
Horace Mann Educators Corp.	814	29,263
Independence Holding Co.	268	4,703
Infinity Property & Casualty Corp.	337	27,617
James River Group Holdings Ltd.	169	6,361
Kemper Corp.	545	20,465
Lincoln National Corp.	4,279	210,056
Loews Corp.	4,095	176,208
Maiden Holdings Ltd.	717	9,787
Markel Corp. (a)	201	176,363
Marsh & McLennan Cos., Inc.	7,724	489,624
MBIA, Inc. (a)	2,769	21,321
MetLife, Inc.	14,705	690,547
National General Holdings Corp.	1,074	22,071
National Interstate Corp.	90	2,916
National Western Life Group, Inc.	54	11,632
Navigators Group, Inc.	267	24,884
Old Republic International Corp.	3,524	59,415
OneBeacon Insurance Group Ltd.	795	10,923
Primerica, Inc.	571	31,234
Principal Financial Group, Inc.	4,020	219,492
ProAssurance Corp.	875	46,637
Progressive Corp.	8,691	273,853
Prudential Financial, Inc.	6,862	581,829
Reinsurance Group of America, Inc.	977	105,379
RenaissanceRe Holdings Ltd.	433	53,818
RLI Corp.	539	30,044
Safety Insurance Group, Inc.	141	9,546
Selective Insurance Group, Inc.	533	19,694
State Auto Financial Corp.	446	10,213
State National Cos., Inc.	765	7,826
Third Point Reinsurance Ltd. (a)	1,141	13,407
Torchmark Corp.	1,659	105,197
Travelers Cos., Inc.	4,301	465,282
Trupanion, Inc. (a)	205	3,319
United Fire Group, Inc.	252	9,959
United Insurance Holdings Corp.	218	3,161
Universal Insurance Holdings, Inc.	335	7,136
Unum Group	3,443	121,882
Validus Holdings Ltd.	1,295	66,174

Common Stocks	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	1,367	$78,056
White Mountains Insurance Group Ltd.	76	63,059
WMIH Corp. (a)	1,915	4,022
XL Group Ltd.	4,172	144,768

		9,662,615
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc. (a)	5,892	4,653,619
Blue Nile, Inc.	293	10,234
Etsy, Inc. (a)	1,423	18,471
Expedia, Inc.	1,793	231,709
FTD Cos., Inc. (a)	264	5,312
Groupon, Inc. (a)	5,717	22,811
HSN, Inc.	445	16,777
Liberty Interactive Corp QVC Group, Series A (a)	6,547	121,054
Liberty TripAdvisor Holdings, Inc., Series A (a)	1,205	26,751
Liberty Ventures, Series A (a)	1,873	74,733
Netflix, Inc. (a)	6,312	788,179
Nutrisystem, Inc.	325	10,303
Overstock.com, Inc. (a)	145	2,124
PetMed Express, Inc.	418	8,306
Priceline Group, Inc. (a)	760	1,120,415
RetailMeNot, Inc. (a)	340	3,077
Shutterfly, Inc. (a)	488	23,912
TripAdvisor, Inc. (a)	1,634	105,360
Wayfair, Inc., Class A (a)(c)	359	11,965

		7,255,112
Internet Software & Services — 4.2%
Akamai Technologies, Inc. (a)	3,023	210,008
Alphabet, Inc., Class A (a)	4,401	3,564,370
Alphabet, Inc., Class C (a)	4,503	3,532,784
Angie’s List, Inc. (a)	439	3,380
Bankrate, Inc. (a)	823	6,419
Bazaarvoice, Inc. (a)	881	4,317
Benefitfocus, Inc. (a)	130	4,225
Blucora, Inc. (a)	670	8,911
Box, Inc., Class A (a)	510	7,354
Brightcove, Inc. (a)	354	3,947
ChannelAdvisor Corp. (a)	283	3,113
Chegg, Inc. (a)	1,883	12,522
Cimpress NV (a)	373	31,052
CommerceHub, Inc., Series A (a)	157	2,358
CommerceHub, Inc., Series C (a)	952	14,328
ComScore, Inc. (a)	804	23,147
Cornerstone OnDemand, Inc. (a)	693	28,621
CoStar Group, Inc. (a)	493	92,250
Cvent, Inc. (a)	338	10,552
DHI Group, Inc. (a)	1,464	8,345
EarthLink Holdings Corp.	1,334	7,630

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
eBay, Inc. (a)	15,874	$452,568
Endurance International Group Holdings, Inc. (a)	771	5,667
Envestnet, Inc. (a)	711	25,134
Everyday Health, Inc. (a)	310	3,255
Facebook, Inc., Class A (a)	34,001	4,453,791
Five9, Inc. (a)	384	5,499
Global Eagle Entertainment, Inc. (a)	478	3,848
GoDaddy, Inc., Class A (a)	817	29,240
Gogo, Inc. (a)	740	7,481
GrubHub, Inc. (a)	1,227	46,761
GTT Communications, Inc. (a)	331	7,448
Hortonworks, Inc. (a)	362	2,766
IAC/InterActiveCorp	978	63,022
IntraLinks Holdings, Inc. (a)	1,131	10,371
j2 Global, Inc.	669	47,599
LendingClub Corp. (a)	5,281	26,035
LinkedIn Corp., Class A (a)	1,752	332,179
Liquidity Services, Inc. (a)	954	8,443
LivePerson, Inc. (a)	1,406	11,951
LogMeIn, Inc.	323	30,685
Match Group, Inc. (a)	532	9,608
MeetMe, Inc. (a)	514	2,513
MINDBODY, Inc., Class A (a)	188	3,892
New Relic, Inc. (a)	253	9,222
NIC, Inc.	1,106	25,383
Pandora Media, Inc. (a)	3,121	35,361
Perficient, Inc. (a)	397	7,388
Q2 Holdings, Inc. (a)	265	7,447
Quotient Technology, Inc. (a)	676	7,166
Rackspace Hosting, Inc. (a)	1,650	52,701
Shutterstock, Inc. (a)	220	12,978
SPS Commerce, Inc. (a)	180	11,228
Stamps.com, Inc. (a)	288	28,094
TrueCar, Inc. (a)	587	5,665
Twilio, Inc. (a)	228	7,779
Twitter, Inc. (a)	9,483	170,220
VeriSign, Inc. (a)	1,446	121,493
Web.com Group, Inc. (a)	472	7,599
WebMD Health Corp. (a)	523	25,695
Xactly Corp. (a)	252	3,251
XO Group, Inc. (a)	558	10,267
Yahoo!, Inc. (a)	13,830	574,636
Yelp, Inc. (a)	1,060	34,620
Zillow Group, Inc., Class A (a)	926	30,586
Zillow Group, Inc., Class C (a)	1,471	49,073

		14,407,241
IT Services — 3.8%
Accenture PLC, Class A	9,379	1,090,215
Acxiom Corp. (a)	1,040	24,502
Alliance Data Systems Corp. (a)	872	178,298

Common Stocks	Shares	Value
IT Services (continued)
Amdocs Ltd.	2,169	$126,778
Automatic Data Processing, Inc.	6,872	598,276
Black Knight Financial Services, Inc., Class A (a)	469	18,455
Blackhawk Network Holdings, Inc. (a)	764	26,320
Booz Allen Hamilton Holding Corp.	1,738	52,957
Broadridge Financial Solutions, Inc.	1,777	114,901
CACI International, Inc., Class A (a)	343	33,563
Cardtronics PLC, Class A (a)	736	36,800
Cass Information Systems, Inc.	213	11,472
Cognizant Technology Solutions Corp., Class A (a)	9,776	501,998
Computer Sciences Corp.	2,098	114,236
Convergys Corp.	1,254	36,617
CoreLogic, Inc. (a)	1,327	56,477
CSG Systems International, Inc.	508	19,319
CSRA, Inc.	2,459	61,696
DST Systems, Inc.	519	49,907
EPAM Systems, Inc. (a)	683	43,965
Euronet Worldwide, Inc. (a)	686	54,571
EVERTEC, Inc.	688	10,423
ExlService Holdings, Inc. (a)	403	17,744
Fidelity National Information Services, Inc.	5,249	388,006
First Data Corp., Class A (a)	7,147	99,987
Fiserv, Inc. (a)	3,416	336,408
FleetCor Technologies, Inc. (a)	1,371	240,336
Forrester Research, Inc.	194	7,227
Gartner, Inc. (a)	1,215	104,539
Genpact Ltd. (a)	2,171	49,911
Global Payments, Inc.	2,350	170,422
Hackett Group, Inc.	203	3,272
International Business Machines Corp.	13,085	2,011,034
Jack Henry & Associates, Inc.	1,169	94,712
Leidos Holdings, Inc.	1,939	80,604
Mantech International Corp., Class A	271	10,523
Mastercard, Inc., Class A	14,585	1,560,887
MAXIMUS, Inc.	911	47,427
Paychex, Inc.	4,766	263,083
PayPal Holdings, Inc. (a)	17,651	735,341
Sabre Corp.	2,907	75,088
Science Applications International Corp.	603	41,553
Square, Inc., Class A (a)	538	6,026
Syntel, Inc.	464	9,326
TeleTech Holdings, Inc.	224	6,294
Teradata Corp. (a)	1,847	49,795
Total System Services, Inc.	2,541	126,745
Travelport Worldwide Ltd.	1,869	26,390

16	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
IT Services (continued)
Unisys Corp. (a)	1,375	$14,369
Vantiv, Inc., Class A (a)	2,331	136,037
VeriFone Systems, Inc. (a)	1,641	25,403
Virtusa Corp. (a)	333	6,307
Visa, Inc., Class A	28,431	2,345,842
Western Union Co.	8,992	180,469
WEX, Inc. (a)	545	59,459
Xerox Corp.	14,810	144,694

		12,737,006
Leisure Products — 0.2%
Brunswick Corp.	1,238	53,853
Callaway Golf Co.	1,951	19,920
Hasbro, Inc.	1,700	141,797
Malibu Boats, Inc. (a)	690	10,122
Mattel, Inc.	5,023	158,375
Nautilus, Inc. (a)	391	6,882
Polaris Industries, Inc.	876	67,110
Smith & Wesson Holding Corp. (a)	955	25,241
Sturm Ruger & Co., Inc.	250	15,375
Vista Outdoor, Inc. (a)	888	34,339

		533,014
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc. (a)	238	5,057
Agilent Technologies, Inc.	4,884	212,796
Albany Molecular Research, Inc. (a)	239	3,726
Bio-Rad Laboratories, Inc., Class A (a)	329	52,008
Bio-Techne Corp.	542	56,363
Bruker Corp.	1,428	29,260
Cambrex Corp. (a)	512	20,634
Charles River Laboratories International, Inc. (a)	689	52,281
Enzo Biochem, Inc. (a)	451	2,751
Fluidigm Corp. (a)	250	1,157
Illumina, Inc. (a)	2,176	296,241
INC Research Holdings, Inc., Class A (a)	601	27,466
Luminex Corp. (a)	494	10,290
Mettler-Toledo International, Inc. (a)	392	158,399
NanoString Technologies, Inc. (a)	178	3,462
NeoGenomics, Inc. (a)	792	6,384
Pacific Biosciences of California, Inc. (a)	828	7,038
PAREXEL International Corp. (a)	775	45,151
Patheon NV (a)	701	17,798
PerkinElmer, Inc.	1,667	84,834
PRA Health Sciences, Inc. (a)	440	23,417
QIAGEN NV (a)	3,339	81,405
Quintiles Transnational Holdings, Inc. (a)	2,585	185,448

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	6,093	$895,854
VWR Corp. (a)	1,131	31,114
Waters Corp. (a)	1,144	159,176

		2,469,510
Machinery — 1.7%
Actuant Corp., Class A	963	21,475
AGCO Corp.	1,720	87,858
Alamo Group, Inc.	115	7,466
Albany International Corp., Class A	564	22,983
Altra Industrial Motion Corp.	368	10,856
American Railcar Industries, Inc.	85	3,126
Astec Industries, Inc.	270	14,947
Barnes Group, Inc.	646	25,737
Briggs & Stratton Corp.	468	8,714
Caterpillar, Inc.	8,837	737,536
Chart Industries, Inc. (a)	393	10,902
CIRCOR International, Inc.	191	10,272
CLARCOR, Inc.	741	46,098
Colfax Corp. (a)	1,330	42,281
Crane Co.	707	48,083
Cummins, Inc.	2,376	303,700
Deere & Co.	4,707	415,628
Donaldson Co., Inc.	1,768	64,567
Douglas Dynamics, Inc.	346	11,107
Dover Corp.	2,347	156,991
Energy Recovery, Inc. (a)	326	3,980
EnPro Industries, Inc.	257	13,909
ESCO Technologies, Inc.	284	12,652
Federal Signal Corp.	747	9,173
Flowserve Corp.	1,817	76,950
Fortive Corp.	4,549	232,226
Global Brass & Copper Holdings, Inc.	268	7,692
Gorman-Rupp Co.	250	6,005
Graco, Inc.	840	62,916
Greenbrier Cos., Inc.	310	9,765
Harsco Corp.	1,125	10,969
Hurco Cos., Inc.	5	131
Hyster-Yale Materials Handling, Inc.	114	6,636
IDEX Corp.	1,081	93,442
Illinois Tool Works, Inc.	4,377	497,096
Ingersoll-Rand PLC	3,863	259,941
ITT, Inc.	1,348	47,477
John Bean Technologies Corp.	351	28,027
Joy Global, Inc.	1,473	40,994
Kadant, Inc.	188	9,710
Kennametal, Inc.	1,133	32,075
Lincoln Electric Holdings, Inc.	936	61,617
Lindsay Corp.	135	10,571
Lydall, Inc. (a)	211	9,864
Manitowoc Co., Inc.	1,594	6,440

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Manitowoc Foodservice, Inc. (a)	1,921	$29,026
Meritor, Inc. (a)	1,112	11,431
Middleby Corp. (a)	864	96,863
Mueller Industries, Inc.	1,022	30,956
Mueller Water Products, Inc., Series A	2,744	33,806
Navistar International Corp. (a)	657	14,651
NN, Inc.	453	7,995
Nordson Corp.	834	83,508
Oshkosh Corp.	1,126	60,241
PACCAR, Inc.	5,079	278,939
Parker Hannifin Corp.	2,010	246,727
Pentair PLC	2,541	140,085
Proto Labs, Inc. (a)	50	2,235
RBC Bearings, Inc. (a)	296	21,120
Rexnord Corp. (a)	1,478	29,397
Snap-on, Inc.	855	131,755
SPX Corp. (a)	436	8,288
SPX FLOW, Inc. (a)	395	9,911
Stanley Black & Decker, Inc.	2,233	254,205
Sun Hydraulics Corp.	287	8,446
Tennant Co.	341	21,466
Terex Corp.	1,417	33,838
Timken Co.	1,039	34,339
Titan International, Inc.	1,283	13,074
Toro Co.	1,536	73,544
TriMas Corp. (a)	595	10,680
Trinity Industries, Inc.	2,096	44,750
Valmont Industries, Inc.	338	43,247
Wabash National Corp. (a)	751	8,449
WABCO Holdings, Inc. (a)	749	73,747
Wabtec Corp.	1,317	101,817
Watts Water Technologies, Inc., Class A	499	29,940
Woodward, Inc.	722	42,584
Xylem, Inc.	2,525	122,033

		5,753,678
Marine — 0.0%
Kirby Corp. (a)	800	47,160
Matson, Inc.	772	30,834

		77,994
Media — 2.9%
AMC Entertainment Holdings, Inc., Class A	280	8,806
AMC Networks, Inc., Class A (a)	840	41,101
Cable One, Inc.	65	37,488
Carmike Cinemas, Inc. (a)	392	12,799
CBS Corp., Class B	6,025	341,135
Charter Communications, Inc., Class A (a)	3,166	791,152
Cinemark Holdings, Inc.	1,482	58,984

Common Stocks	Shares	Value
Media (continued)
Comcast Corp., Class A	36,133	$2,233,742
Daily Journal Corp. (a)	8	1,690
Discovery Communications, Inc., Class A (a)	2,369	61,855
Discovery Communications, Inc., Class C (a)	3,396	85,274
DISH Network Corp., Class A (a)	3,320	194,419
Entravision Communications Corp., Class A	1,689	11,316
Eros International PLC (a)	272	4,828
EW Scripps Co. (a)	675	8,951
Gannett Co., Inc.	1,783	13,854
Gray Television, Inc. (a)	742	6,604
IMAX Corp. (a)	678	20,509
Interpublic Group of Cos., Inc.	7,579	169,694
John Wiley & Sons, Inc., Class A	1,333	68,783
Liberty Braves Group, Class A (a)	996	16,882
Liberty Braves Group, Class C (a)	944	15,736
Liberty Broadband Corp., Class A (a)	518	33,644
Liberty Broadband Corp., Class C (a)	1,403	93,510
Liberty Media Group, Class A (a)	581	16,169
Liberty Media Group, Class C (a)	672	18,420
Liberty SiriusXM Group, Class A (a)	1,463	48,674
Liberty SiriusXM Group, Class C (a)	1,793	59,510
Lions Gate Entertainment Corp.	1,120	22,803
Live Nation Entertainment, Inc. (a)	1,748	48,367
Madison Square Garden Co., Class A (a)	306	50,640
MDC Partners, Inc., Class A	524	4,428
Media General, Inc. (a)	1,688	28,443
Meredith Corp.	600	27,210
MSG Networks, Inc., Class A (a)	797	15,223
National CineMedia, Inc.	772	10,708
New Media Investment Group, Inc.	543	7,819
New York Times Co., Class A	2,155	23,489
News Corp., Class A	5,752	69,714
News Corp., Class B	1,502	18,625
Nexstar Broadcasting Group, Inc., Class A	484	23,619
Omnicom Group, Inc.	3,507	279,929
Reading International, Inc., Class A (a)	655	8,639
Regal Entertainment Group, Class A	976	20,994
Scholastic Corp.	288	11,016
Scripps Networks Interactive, Inc., Class A	1,220	78,519
Sinclair Broadcast Group, Inc., Class A	160	4,016
Sirius XM Holdings, Inc. (a)	26,550	110,713
Starz, Class A (a)	1,108	34,858

18	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Media (continued)
TEGNA, Inc.	3,121	$61,234
Thomson Reuters Corp.	4,595	181,089
Time Warner, Inc.	11,822	1,052,040
Time, Inc.	50	650
TiVo Corp. (a)	3,425	67,986
Tribune Media Co., Class A	1,060	34,556
TRONC, Inc.	206	2,478
Twenty-First Century Fox, Inc., Class A	15,899	417,667
Twenty-First Century Fox, Inc., Class B	8,665	228,669
Viacom, Inc., Class A	144	6,091
Viacom, Inc., Class B	5,171	194,223
Walt Disney Co.	24,216	2,244,581
World Wrestling Entertainment, Inc.	443	7,832

		9,874,397
Metals & Mining — 0.5%
AK Steel Holding Corp. (a)	2,666	13,863
Allegheny Technologies, Inc.	1,835	25,029
Arconic, Inc. (a)	6,361	182,688
Carpenter Technology Corp.	687	21,716
Century Aluminum Co. (a)	510	3,728
Cliffs Natural Resources, Inc. (a)	3,718	20,523
Coeur Mining, Inc. (a)	2,348	26,251
Commercial Metals Co.	1,859	29,205
Compass Minerals International, Inc.	466	33,482
Ferroglobe PLC	844	7,807
Freeport-McMoRan, Inc.	19,896	222,437
Haynes International, Inc.	363	11,678
Hecla Mining Co.	6,072	36,371
Materion Corp.	360	10,908
Newmont Mining Corp.	7,926	293,579
Nucor Corp.	4,751	232,086
Olympic Steel, Inc.	97	2,240
Reliance Steel & Aluminum Co.	1,082	74,420
Royal Gold, Inc.	913	62,833
Ryerson Holding Corp. (a)	148	1,517
Schnitzer Steel Industries, Inc., Class A	603	14,563
Southern Copper Corp.	1,416	40,200
Steel Dynamics, Inc.	3,603	98,938
Stillwater Mining Co. (a)	2,082	27,732
SunCoke Energy, Inc.	1,134	11,578
Tahoe Resources, Inc.	4,036	48,674
TimkenSteel Corp. (a)	882	9,041
U.S. Silica Holdings, Inc.	962	44,435
United States Steel Corp.	2,419	46,784
Worthington Industries, Inc.	691	32,477

		1,686,783

Common Stocks	Shares	Value
Multi-Utilities — 1.2%
Alliant Energy Corp.	3,249	$123,624
Ameren Corp.	3,861	192,857
Avista Corp.	895	37,053
Black Hills Corp.	838	51,830
CenterPoint Energy, Inc.	6,501	148,223
CMS Energy Corp.	4,048	170,623
Consolidated Edison, Inc.	4,551	343,828
Dominion Resources, Inc.	9,219	693,269
DTE Energy Co.	2,741	263,163
MDU Resources Group, Inc.	2,880	75,485
NiSource, Inc.	4,603	107,066
NorthWestern Corp.	810	46,615
PG&E Corp.	7,517	466,956
Public Service Enterprise Group, Inc.	7,399	311,350
SCANA Corp.	1,882	138,064
Sempra Energy	3,783	405,159
Vectren Corp.	1,128	56,750
WEC Energy Group, Inc.	4,673	279,072

		3,910,987
Multiline Retail — 0.5%
Big Lots, Inc.	678	29,425
Burlington Stores, Inc. (a)	1,020	76,439
Dillard’s, Inc., Class A	209	12,812
Dollar General Corp.	4,226	291,974
Dollar Tree, Inc. (a)	3,366	254,301
FirstCash, Inc.	762	35,967
Fred’s, Inc., Class A	569	5,195
JC Penney Co., Inc. (a)	4,280	36,765
Kohl’s Corp.	2,797	122,369
Macy’s, Inc.	4,680	170,773
Nordstrom, Inc.	1,819	94,588
Ollie’s Bargain Outlet Holdings, Inc. (a)	204	5,580
Sears Holdings Corp. (a)	57	633
Target Corp.	9,162	629,704
Tuesday Morning Corp. (a)	1,836	9,088

		1,775,613
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	966	32,680
Oil, Gas & Consumable Fuels — 5.5%
Alon USA Energy, Inc.	547	4,409
Anadarko Petroleum Corp.	8,995	534,663
Antero Resources Corp. (a)	2,507	66,360
Apache Corp.	5,682	337,965
Bill Barrett Corp. (a)	1,200	6,228

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	6,830	$142,610
California Resources Corp. (c)	482	4,945
Callon Petroleum Co. (a)	2,267	29,448
Cheniere Energy, Inc. (a)	2,898	109,255
Chesapeake Energy Corp. (a)	9,871	54,389
Chevron Corp.	28,520	2,987,470
Cimarex Energy Co.	1,421	183,494
Clayton Williams Energy, Inc. (a)	91	7,945
Clean Energy Fuels Corp. (a)	2,177	8,947
Cobalt International Energy, Inc. (a)	4,262	4,024
Concho Resources, Inc. (a)	2,129	270,255
ConocoPhillips	19,511	847,753
CONSOL Energy, Inc.	3,607	61,139
Contango Oil & Gas Co. (a)	215	1,683
Continental Resources, Inc. (a)	1,300	63,583
Delek U.S. Holdings, Inc.	837	14,145
Denbury Resources, Inc. (a)	1,300	3,107
Devon Energy Corp.	7,882	298,649
DHT Holdings, Inc.	1,316	5,356
Diamondback Energy, Inc. (a)	1,124	102,610
Dorian LPG Ltd. (a)	197	1,109
Eclipse Resources Corp. (a)	580	1,589
Energen Corp.	1,460	73,190
EOG Resources, Inc.	8,677	784,574
EP Energy Corp., Class A (a)	381	1,356
EQT Corp.	2,594	171,204
EXCO Resources, Inc. (a)	695	751
Exxon Mobil Corp.	62,731	5,226,747
Frontline Ltd.	788	5,650
GasLog Ltd.	733	11,252
Golar LNG Ltd.	1,271	27,822
Green Plains, Inc.	467	12,142
Gulfport Energy Corp. (a)	1,753	42,265
Hess Corp.	4,286	205,599
HollyFrontier Corp.	2,329	58,109
Kinder Morgan, Inc.	30,475	622,604
Kosmos Energy Ltd. (a)	1,701	8,862
Laredo Petroleum, Inc. (a)	2,147	25,592
Marathon Oil Corp.	12,847	169,323
Marathon Petroleum Corp.	7,810	340,438
Matador Resources Co. (a)	1,497	32,650
Murphy Oil Corp.	2,311	59,786
Murphy USA, Inc. (a)	590	40,580
Newfield Exploration Co. (a)	2,945	119,538
Noble Energy, Inc.	6,406	220,815
Nordic American Tankers Ltd. (c)	840	6,863
Northern Oil and Gas, Inc. (a)	1,813	3,807
Oasis Petroleum, Inc. (a)	3,299	34,607
Occidental Petroleum Corp.	11,986	873,899
ONEOK, Inc.	3,155	152,797
Overseas Shipholding Group, Inc., Class A	256	2,243
Panhandle Oil and Gas, Inc.	196	3,528

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc. (a)	783	$9,975
Parsley Energy, Inc., Class A (a)	2,301	75,703
PBF Energy, Inc., Class A	1,252	27,294
PDC Energy, Inc. (a)	897	55,013
Phillips 66	6,830	554,255
Pioneer Natural Resources Co.	2,428	434,661
QEP Resources, Inc.	3,366	54,092
Range Resources Corp.	2,960	100,018
Renewable Energy Group, Inc. (a)	713	6,239
REX American Resources Corp. (a)	47	3,713
Rice Energy, Inc. (a)	1,755	38,768
Ring Energy, Inc. (a)	401	3,701
RSP Permian, Inc. (a)	2,357	85,088
Scorpio Tankers, Inc.	1,881	7,204
SemGroup Corp., Class A	949	30,605
Ship Finance International Ltd.	499	6,312
SM Energy Co.	1,364	45,871
Southwestern Energy Co. (a)	6,987	72,595
Spectra Energy Corp.	11,063	462,544
Synergy Resources Corp. (a)	2,435	16,655
Targa Resources Corp.	2,410	105,799
Teekay Corp.	710	4,636
Teekay Tankers Ltd., Class A	1,294	2,756
Tesoro Corp.	1,782	151,417
Valero Energy Corp.	7,274	430,912
Western Refining, Inc.	1,303	37,592
Whiting Petroleum Corp. (a)	1,000	8,240
Williams Cos., Inc.	10,259	299,563
World Fuel Services Corp.	927	37,312
WPX Energy, Inc. (a)	4,762	51,715

		18,711,971
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	455	8,759
Clearwater Paper Corp. (a)	332	17,629
Deltic Timber Corp.	167	9,382
Domtar Corp.	923	33,182
International Paper Co.	6,088	274,143
KapStone Paper and Packaging Corp.	1,410	25,577
Louisiana-Pacific Corp. (a)	2,158	39,599
Neenah Paper, Inc.	252	20,135
PH Glatfelter Co.	453	10,066
Schweitzer-Mauduit International, Inc.	571	21,075

		459,547
Personal Products — 0.2%
Avon Products, Inc.	6,542	42,850
Coty, Inc., Class A (a)	6,730	154,723
Edgewell Personal Care Co. (a)	919	69,292
Estee Lauder Cos., Inc., Class A	3,353	292,147
Herbalife Ltd. (a)	999	60,619

20	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Personal Products (continued)
Inter Parfums, Inc.	236	$7,694
Lifevantage Corp. (a)	178	1,460
Medifast, Inc.	293	12,030
Natural Health Trends Corp.	98	2,286
Nu Skin Enterprises, Inc., Class A	784	48,334
Revlon, Inc., Class A (a)	106	3,604
USANA Health Sciences, Inc. (a)	60	7,710

		702,749
Pharmaceuticals — 4.4%
Aerie Pharmaceuticals, Inc. (a)	271	9,011
Akorn, Inc. (a)	1,281	30,680
Allergan PLC (a)	6,087	1,271,818
Amphastar Pharmaceuticals, Inc. (a)	462	8,381
ANI Pharmaceuticals, Inc. (a)	175	10,447
Aratana Therapeutics, Inc. (a)	403	3,264
Bio-Path Holdings, Inc. (a)	1,124	1,124
Bristol-Myers Squibb Co.	25,560	1,301,260
Catalent, Inc. (a)	1,480	33,759
Cempra, Inc. (a)(c)	856	15,515
Collegium Pharmaceutical, Inc. (a)	181	2,710
Corcept Therapeutics, Inc. (a)	742	5,149
Depomed, Inc. (a)	1,111	24,842
Dermira, Inc. (a)	241	7,555
Eli Lilly & Co.	14,728	1,087,516
Endo International PLC (a)	3,050	57,187
Heska Corp. (a)	84	4,150
Horizon Pharma PLC (a)	2,517	42,084
Impax Laboratories, Inc. (a)	200	4,020
Intersect ENT, Inc. (a)	286	4,176
Intra-Cellular Therapies, Inc. (a)	10	124
Johnson & Johnson	41,286	4,788,763
Lannett Co., Inc. (a)	275	6,023
Mallinckrodt PLC (a)	1,596	94,579
Medicines Co. (a)	1,076	35,454
Merck & Co., Inc.	41,747	2,451,384
Mylan NV (a)	6,846	249,879
Nektar Therapeutics (a)	2,122	26,313
Omeros Corp. (a)(c)	872	7,150
Pacira Pharmaceuticals, Inc. (a)	686	21,815
Paratek Pharmaceuticals, Inc. (a)	182	1,947
Perrigo Co. PLC	2,079	172,952
Pfizer, Inc.	90,545	2,871,182
Phibro Animal Health Corp., Class A	430	11,158
Prestige Brands Holdings, Inc. (a)	784	35,500
Revance Therapeutics, Inc. (a)	232	3,097
Sciclone Pharmaceuticals, Inc. (a)	561	5,021
Sucampo Pharmaceuticals, Inc., Class A (a)	240	2,736
Supernus Pharmaceuticals, Inc. (a)	895	17,721
Teligent, Inc. (a)	475	3,092

Common Stocks	Shares	Value
Pharmaceuticals (continued)
TherapeuticsMD, Inc. (a)	1,717	$9,856
Theravance Biopharma, Inc. (a)	733	18,420
Zoetis, Inc.	6,816	325,805
Zogenix, Inc. (a)	96	782

		15,085,401
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	1,097	12,780
PROS Holdings, Inc. (a)	583	12,779

		25,559
Professional Services — 0.4%
Advisory Board Co. (a)	540	21,492
Barrett Business Services, Inc.	75	3,362
CBIZ, Inc. (a)	770	8,509
CEB, Inc.	509	24,763
Dun & Bradstreet Corp.	503	62,800
Equifax, Inc.	1,728	214,220
Exponent, Inc.	478	27,365
FTI Consulting, Inc. (a)	702	27,350
GP Strategies Corp. (a)	414	10,702
Heidrick & Struggles International, Inc.	563	10,416
Huron Consulting Group, Inc. (a)	409	22,924
ICF International, Inc. (a)	241	11,182
Insperity, Inc.	297	22,334
Kelly Services, Inc., Class A	388	7,267
Kforce, Inc.	363	6,298
Korn/Ferry International	50	1,020
ManpowerGroup, Inc.	1,017	78,106
Mistras Group, Inc. (a)	335	7,015
Navigant Consulting, Inc. (a)	589	13,783
Nielsen Holdings PLC	5,337	240,272
On Assignment, Inc. (a)	800	27,528
Paylocity Holding Corp. (a)	416	18,092
Resources Connection, Inc.	605	8,984
Robert Half International, Inc.	1,781	66,645
RPX Corp. (a)	744	7,261
TransUnion (a)	772	24,117
TriNet Group, Inc. (a)	472	8,859
TrueBlue, Inc. (a)	477	8,348
Verisk Analytics, Inc. (a)	2,317	188,951
WageWorks, Inc. (a)	487	28,709

		1,208,674
Real Estate Investment Trusts (REITs) — 4.2%
Acadia Realty Trust	1,226	41,304
AG Mortgage Investment Trust, Inc.	900	13,977
Agree Realty Corp.	266	12,861
Alexander’s, Inc.	23	8,838
Alexandria Real Estate Equities, Inc.	1,134	122,257
American Assets Trust, Inc.	348	13,819

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.	4,286	$85,977
American Campus Communities, Inc.	1,944	101,302
American Homes 4 Rent, Class A	2,612	55,139
American Tower Corp.	6,443	755,055
Annaly Capital Management, Inc.	14,749	152,800
Anworth Mortgage Asset Corp.	2,687	13,193
Apartment Investment & Management Co., Class A	2,297	101,229
Apollo Commercial Real Estate Finance, Inc.	717	12,132
Apple Hospitality REIT, Inc.	2,546	45,904
Ares Commercial Real Estate Corp.	1,122	14,721
Armada Hoffler Properties, Inc.	1,336	17,942
ARMOUR Residential REIT, Inc.	558	12,650
Ashford Hospitality Prime, Inc.	837	10,848
Ashford Hospitality Trust, Inc.	1,493	8,674
AvalonBay Communities, Inc.	2,127	364,100
Boston Properties, Inc.	2,349	283,008
Brandywine Realty Trust	2,409	37,339
Brixmor Property Group, Inc.	2,544	64,668
Camden Property Trust	1,271	103,510
Capstead Mortgage Corp.	858	8,160
Care Capital Properties, Inc.	1,228	32,628
Catchmark Timber Trust, Inc.	712	7,504
CBL & Associates Properties, Inc.	2,373	25,391
Cedar Realty Trust, Inc.	1,848	12,511
Chatham Lodging Trust	600	10,620
Chesapeake Lodging Trust	1,132	24,576
Chimera Investment Corp.	2,385	37,373
Colony Capital, Inc., Class A	1,728	32,849
Colony Starwood Homes	1,065	30,896
Columbia Property Trust, Inc.	1,688	35,583
Communications Sales & Leasing, Inc. (a)	1,679	47,734
Community Healthcare Trust, Inc.	647	14,480
CorEnergy Infrastructure Trust, Inc.	125	3,385
Coresite Realty Corp.	430	31,708
Corporate Office Properties Trust	1,599	42,677
Corrections Corp. of America	500	7,225
Cousins Properties, Inc.	2,800	21,756
Crown Castle International Corp.	5,195	472,693
CubeSmart	2,696	70,285
CyrusOne, Inc.	1,058	47,197
CYS Investments, Inc.	1,975	17,025
DCT Industrial Trust, Inc.	1,296	60,588
DDR Corp.	4,386	67,062
DiamondRock Hospitality Co.	3,589	32,839
Digital Realty Trust, Inc.	2,187	204,331
Douglas Emmett, Inc.	2,136	77,964
Duke Realty Corp.	4,994	130,593
DuPont Fabros Technology, Inc.	1,084	44,238
Dynex Capital, Inc.	2,085	14,324

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Easterly Government Properties, Inc.	1,197	$22,707
EastGroup Properties, Inc.	449	30,492
Education Realty Trust, Inc.	1,011	43,058
Empire State Realty Trust, Inc., Class A	1,760	34,443
EPR Properties	918	66,757
Equinix, Inc.	1,022	365,140
Equity Commonwealth (a)	1,678	50,692
Equity Lifestyle Properties, Inc.	1,064	80,694
Equity One, Inc.	1,284	36,594
Equity Residential	5,247	324,002
Essex Property Trust, Inc.	1,147	245,561
Extra Space Storage, Inc.	1,813	132,621
Federal Realty Investment Trust	1,044	151,620
FelCor Lodging Trust, Inc.	2,013	12,863
First Industrial Realty Trust, Inc.	1,801	47,564
First Potomac Realty Trust	1,256	11,204
Forest City Realty Trust, Inc., Class A	3,428	74,011
Four Corners Property Trust, Inc.	623	12,510
Franklin Street Properties Corp.	1,198	13,861
Gaming and Leisure Properties, Inc.	2,796	91,793
General Growth Properties, Inc.	8,641	215,593
Geo Group, Inc.	1,156	27,698
Getty Realty Corp.	583	13,252
Gladstone Commercial Corp.	957	17,082
Global Net Lease, Inc.	3,004	22,260
Gramercy Property Trust	6,395	58,962
HCP, Inc.	8,120	278,110
Healthcare Realty Trust, Inc.	1,586	50,578
Healthcare Trust of America, Inc., Class A	1,766	54,040
Hersha Hospitality Trust	628	11,191
Highwoods Properties, Inc.	1,333	66,157
Hospitality Properties Trust	2,359	64,542
Host Hotels & Resorts, Inc.	13,363	206,859
Hudson Pacific Properties, Inc.	1,451	48,783
Independence Realty Trust, Inc.	1,495	12,453
InfraREIT, Inc. (a)	504	8,376
Invesco Mortgage Capital, Inc.	1,792	26,755
Investors Real Estate Trust	1,698	10,307
iStar, Inc. (a)	1,081	12,032
Kilroy Realty Corp.	1,361	97,761
Kimco Realty Corp.	5,998	159,607
Kite Realty Group Trust	1,337	33,331
Lamar Advertising Co., Class A	1,251	79,376
LaSalle Hotel Properties	1,392	33,060
Lexington Realty Trust	3,904	39,587
Liberty Property Trust	2,036	82,315
Life Storage, Inc.	400	32,260
LTC Properties, Inc.	534	26,759

22	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Macerich Co.	2,105	$148,992
Mack-Cali Realty Corp.	1,261	32,382
Medical Properties Trust, Inc.	6,800	94,792
MFA Financial, Inc.	4,944	36,141
Mid-America Apartment Communities, Inc.	1,060	98,315
Monmouth Real Estate Investment Corp.	995	13,602
Monogram Residential Trust, Inc.	2,751	28,996
MTGE Investment Corp.	730	12,447
National Health Investors, Inc.	541	40,986
National Retail Properties, Inc.	2,097	95,665
National Storage Affiliates Trust	447	8,752
New Residential Investment Corp.	3,773	52,671
New Senior Investment Group, Inc.	1,250	13,025
New York Mortgage Trust, Inc.	1,322	7,813
New York REIT, Inc.	2,934	27,638
NexPoint Residential Trust, Inc.	679	12,657
NorthStar Realty Europe Corp.	1,409	13,935
NorthStar Realty Finance Corp.	2,944	42,747
Omega Healthcare Investors, Inc.	2,754	87,660
One Liberty Properties, Inc.	642	15,126
Outfront Media, Inc.	1,885	40,546
Paramount Group, Inc.	2,755	42,840
Parkway, Inc. (a)	681	12,272
Pebblebrook Hotel Trust	998	24,231
Pennsylvania Real Estate Investment Trust	878	17,130
PennyMac Mortgage Investment Trust (b)	716	10,898
Physicians Realty Trust	1,943	38,413
Piedmont Office Realty Trust, Inc., Class A	2,197	44,995
Post Properties, Inc.	760	50,000
Potlatch Corp.	713	27,379
Preferred Apartment Communities, Inc., Class A	1,032	13,437
Prologis, Inc.	8,543	445,603
PS Business Parks, Inc.	228	25,032
Public Storage	2,228	476,168
QTS Realty Trust, Inc., Class A	538	24,726
RAIT Financial Trust	337	1,028
Ramco-Gershenson Properties Trust	1,515	26,270
Rayonier, Inc.	1,921	51,521
Realty Income Corp.	3,833	227,067
Redwood Trust, Inc.	1,521	21,385
Regency Centers Corp.	1,513	109,042
Resource Capital Corp.	848	10,507
Retail Opportunity Investments Corp.	1,698	34,147
Retail Properties of America, Inc., Class A	3,278	51,038

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty, Inc.	1,160	$24,430
RLJ Lodging Trust	1,899	37,448
Sabra Health Care REIT, Inc.	1,182	27,541
Saul Centers, Inc.	143	8,649
Select Income REIT	1,019	25,210
Senior Housing Properties Trust	3,367	71,616
Seritage Growth Properties, Class A	466	21,226
Silver Bay Realty Trust Corp.	932	15,611
Simon Property Group, Inc.	4,599	855,230
SL Green Realty Corp.	1,464	143,794
Spirit Realty Capital, Inc.	6,954	82,822
STAG Industrial, Inc.	1,199	27,661
Starwood Property Trust, Inc.	3,127	69,544
STORE Capital Corp.	2,108	57,527
Summit Hotel Properties, Inc.	1,087	14,120
Sun Communities, Inc.	877	67,468
Sunstone Hotel Investors, Inc.	3,407	42,792
Tanger Factory Outlet Centers, Inc.	1,397	48,616
Taubman Centers, Inc.	863	62,533
Terreno Realty Corp.	609	15,895
Tier REIT, Inc.	1,188	17,523
Two Harbors Investment Corp.	4,959	41,308
UDR, Inc.	3,919	137,047
Urban Edge Properties	1,221	31,514
Ventas, Inc.	5,608	379,942
VEREIT, Inc.	14,803	139,148
Vornado Realty Trust	2,853	264,701
Washington Prime Group, Inc.	3,141	32,949
Washington Real Estate Investment Trust	1,039	30,567
Weingarten Realty Investors	1,558	56,415
Welltower, Inc.	5,866	401,997
Western Asset Mortgage Capital Corp.	1,131	11,457
Weyerhaeuser Co.	12,300	368,139
Whitestone REIT	415	5,520
WP Carey, Inc.	1,533	93,114
Xenia Hotels & Resorts, Inc.	1,904	29,721

		14,227,527
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	716	29,922
Altisource Portfolio Solutions SA (a)	124	3,193
Altisource Residential Corp.	1,032	10,392
CareTrust REIT, Inc.	892	12,559
CBRE Group, Inc., Class A (a)	5,787	149,073
Forestar Group, Inc. (a)	840	9,240
Howard Hughes Corp. (a)	557	61,175
Jones Lang LaSalle, Inc.	645	62,468
Kennedy-Wilson Holdings, Inc.	1,416	29,170
RE/MAX Holdings, Inc., Class A	185	8,038
Realogy Holdings Corp.	1,300	29,757

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
RMR Group, Inc., Class A	188	$6,458
Tejon Ranch Co. (a)	423	9,450

		420,895
Road & Rail — 0.8%
AMERCO, Inc.	77	24,824
ArcBest Corp.	693	13,791
Avis Budget Group, Inc. (a)	1,171	37,894
CSX Corp.	14,194	433,059
Genesee & Wyoming, Inc., Class A (a)	778	52,857
Heartland Express, Inc.	483	8,887
Hertz Global Holdings, Inc. (a)	1,019	33,780
JB Hunt Transport Services, Inc.	1,311	106,991
Kansas City Southern	1,550	136,028
Knight Transportation, Inc.	1,115	32,614
Landstar System, Inc.	623	44,326
Marten Transport Ltd.	535	10,967
Norfolk Southern Corp.	4,388	408,084
Old Dominion Freight Line, Inc. (a)	997	74,456
PAM Transportation Services, Inc. (a)	369	7,269
Ryder System, Inc.	759	52,667
Saia, Inc. (a)	336	11,978
Swift Transportation Co. (a)	1,344	30,079
Union Pacific Corp.	12,796	1,128,351
USA Truck, Inc. (a)	50	412
Werner Enterprises, Inc.	852	20,491
YRC Worldwide, Inc. (a)	264	2,344

		2,672,149
Semiconductors & Semiconductor Equipment — 2.6%
Acacia Communications, Inc. (a)	109	7,596
Advanced Energy Industries, Inc. (a)	484	23,087
Advanced Micro Devices, Inc. (a)	11,563	83,600
Alpha & Omega Semiconductor Ltd. (a)	229	4,839
Ambarella, Inc. (a)	493	30,255
Amkor Technology, Inc. (a)	1,149	10,651
Analog Devices, Inc.	4,570	292,937
Applied Materials, Inc.	16,258	472,783
Applied Micro Circuits Corp. (a)	1,318	9,753
Axcelis Technologies, Inc. (a)	1,025	13,991
Broadcom Ltd.	5,842	994,776
Brooks Automation, Inc.	820	10,685
Cabot Microelectronics Corp.	485	26,801
Cavium, Inc. (a)	1,008	56,902
CEVA, Inc. (a)	291	8,745
Cirrus Logic, Inc. (a)	860	46,423
Cohu, Inc.	889	9,948
Cree, Inc. (a)	1,339	29,860
Cypress Semiconductor Corp.	4,414	44,008

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc. (a)	460	$9,527
DSP Group, Inc. (a)	1,130	12,317
Entegris, Inc. (a)	2,253	35,823
Exar Corp. (a)	1,287	11,609
First Solar, Inc. (a)	1,012	40,976
FormFactor, Inc. (a)	667	5,986
Inphi Corp. (a)	538	19,960
Integrated Device Technology, Inc. (a)	1,927	39,908
Intel Corp.	71,680	2,499,482
Intersil Corp., Class A	1,752	38,684
IXYS Corp.	979	10,377
KLA-Tencor Corp.	2,262	169,899
Lam Research Corp.	2,396	232,077
Lattice Semiconductor Corp. (a)	1,364	8,279
Linear Technology Corp.	3,589	215,555
MACOM Technology Solutions Holdings, Inc. (a)	236	8,675
Marvell Technology Group Ltd.	6,011	78,323
Maxim Integrated Products, Inc.	4,267	169,101
MaxLinear, Inc., Class A (a)	639	11,956
Microchip Technology, Inc.	3,183	192,731
Micron Technology, Inc. (a)	15,289	262,359
Microsemi Corp. (a)	1,635	68,882
MKS Instruments, Inc.	759	38,292
Monolithic Power Systems, Inc.	620	48,862
Nanometrics, Inc. (a)	423	8,836
NeoPhotonics Corp. (a)	339	4,746
NVE Corp.	172	9,678
NVIDIA Corp.	7,571	538,752
ON Semiconductor Corp. (a)	5,738	66,962
PDF Solutions, Inc. (a)	466	9,203
Photronics, Inc. (a)	760	7,372
Power Integrations, Inc.	470	30,291
Qorvo, Inc. (a)	1,802	100,281
Rambus, Inc. (a)	1,456	17,749
Rudolph Technologies, Inc. (a)	558	10,100
Semtech Corp. (a)	976	23,619
Silicon Laboratories, Inc. (a)	659	39,507
Skyworks Solutions, Inc.	2,854	219,587
SunPower Corp. (a)(c)	570	4,127
Teradyne, Inc.	2,758	64,234
Tessera Technologies, Inc.	665	24,671
Texas Instruments, Inc.	15,549	1,101,647
Ultratech, Inc. (a)	368	7,835
Veeco Instruments, Inc. (a)	568	12,326
Versum Materials, Inc. (a)	1,448	32,870
Xcerra Corp. (a)	1,092	6,017
Xilinx, Inc.	3,734	189,949

		8,937,639
Software — 4.5%
A10 Networks, Inc. (a)	1,111	8,510

24	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Software (continued)
ACI Worldwide, Inc. (a)	1,742	$31,565
Activision Blizzard, Inc.	8,313	358,872
Adobe Systems, Inc. (a)	7,663	823,849
Allscripts Healthcare Solutions, Inc. (a)	2,732	32,811
ANSYS, Inc. (a)	1,256	114,736
Aspen Technology, Inc. (a)	1,210	59,580
Atlassian Corp. PLC, Class A (a)	305	8,192
Autodesk, Inc. (a)	3,672	265,412
Barracuda Networks, Inc. (a)	222	5,177
Blackbaud, Inc.	669	41,077
Bottomline Technologies, Inc. (a)	467	10,596
BroadSoft, Inc. (a)	548	22,769
CA, Inc.	4,273	131,352
Cadence Design Systems, Inc. (a)	4,197	107,359
Callidus Software, Inc. (a)	1,174	21,426
CDK Global, Inc.	2,264	123,637
Citrix Systems, Inc. (a)	2,315	196,312
CommVault Systems, Inc. (a)	667	35,684
Dell Technologies, Inc. — VMware, Inc., Class V Class V (a)	3,970	194,887
Digimarc Corp. (a)	290	9,164
Ebix, Inc.	429	24,024
Electronic Arts, Inc. (a)	4,311	338,500
Ellie Mae, Inc. (a)	501	53,051
ePlus, Inc. (a)	149	13,641
Fair Isaac Corp.	424	51,168
FireEye, Inc. (a)	800	9,296
FleetMatics Group PLC (a)	624	37,378
Fortinet, Inc. (a)	2,140	68,608
Gigamon, Inc. (a)	553	30,581
Globant SA (a)	447	19,445
Glu Mobile, Inc. (a)	377	746
Guidewire Software, Inc. (a)	1,134	65,148
HubSpot, Inc. (a)	507	26,592
Imperva, Inc. (a)	496	18,302
Infoblox, Inc. (a)	660	17,490
Interactive Intelligence Group, Inc. (a)	204	12,332
Intuit, Inc.	3,994	434,308
Manhattan Associates, Inc. (a)	700	35,448
Mentor Graphics Corp.	1,777	51,355
Microsoft Corp.	114,396	6,854,608
MicroStrategy, Inc., Class A (a)	173	33,702
Mitek Systems, Inc. (a)	331	2,234
Monotype Imaging Holdings, Inc.	435	8,309
Netscout Systems, Inc. (a)	1,400	38,430
NetSuite, Inc. (a)	580	54,010
Nuance Communications, Inc. (a)	3,090	43,322
Oracle Corp.	45,054	1,730,975
Paycom Software, Inc. (a)	683	35,332
Pegasystems, Inc.	698	21,568
Progress Software Corp. (a)	754	20,290

Common Stocks	Shares	Value
Software (continued)
Proofpoint, Inc. (a)	615	$48,204
PTC, Inc. (a)	1,800	85,392
Qualys, Inc. (a)	554	20,637
Rapid7, Inc. (a)	592	8,483
RealPage, Inc. (a)	1,015	27,608
Red Hat, Inc. (a)	2,704	209,425
Rubicon Project, Inc. (a)	334	2,558
salesforce.com, Inc. (a)	10,123	760,845
Sapiens International Corp. NV	864	11,759
ServiceNow, Inc. (a)	2,367	208,083
Silver Spring Networks, Inc. (a)	531	7,466
Splunk, Inc. (a)	1,888	113,639
SS&C Technologies Holdings, Inc.	2,330	74,397
Symantec Corp.	9,144	228,874
Synchronoss Technologies, Inc. (a)	658	24,155
Synopsys, Inc. (a)	2,157	127,932
Tableau Software, Inc., Class A (a)	772	37,095
Take-Two Interactive Software, Inc. (a)	1,232	54,688
Tangoe, Inc. (a)	115	987
Tyler Technologies, Inc. (a)	460	73,784
Ultimate Software Group, Inc. (a)	398	83,974
VASCO Data Security International, Inc. (a)	429	5,899
Verint Systems, Inc. (a)	938	33,768
VMware, Inc., Class A (a)	1,159	91,097
Workday, Inc., Class A (a)	1,773	153,684
Workiva, Inc. (a)	612	10,129
Zendesk, Inc. (a)	1,285	33,783
Zynga, Inc., Class A (a)	10,950	30,769

		15,322,274
Specialty Retail — 2.3%
Aaron’s, Inc.	1,031	25,476
Abercrombie & Fitch Co., Class A	784	11,454
Advance Auto Parts, Inc.	1,053	147,504
America’s Car-Mart, Inc. (a)	281	11,479
American Eagle Outfitters, Inc.	2,416	41,169
Asbury Automotive Group, Inc. (a)	226	11,515
Ascena Retail Group, Inc. (a)	100	489
AutoNation, Inc. (a)	911	39,966
AutoZone, Inc. (a)	433	321,355
Barnes & Noble Education, Inc. (a)	348	3,240
Barnes & Noble, Inc.	631	6,499
Bed Bath & Beyond, Inc.	2,270	91,753
Best Buy Co., Inc.	4,164	162,021
BMC Stock Holdings, Inc. (a)	1,098	18,172
Buckle, Inc.	358	7,464
Cabela’s, Inc. (a)	696	42,881
Caleres, Inc.	471	11,780
CarMax, Inc. (a)	2,915	145,575
Cato Corp., Class A	301	8,931
Chico’s FAS, Inc.	2,258	26,351

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Children’s Place Retail Stores, Inc.	258	$19,595
CST Brands, Inc.	1,040	49,941
Dick’s Sporting Goods, Inc.	1,197	66,613
DSW, Inc., Class A	918	19,067
Express, Inc. (a)	831	9,989
Finish Line, Inc., Class A	567	11,164
Five Below, Inc. (a)	775	29,124
Foot Locker, Inc.	2,539	169,529
Francesca’s Holdings Corp. (a)	821	13,193
GameStop Corp., Class A	1,484	35,690
Gap, Inc.	3,280	90,495
Genesco, Inc. (a)	326	17,539
GNC Holdings, Inc., Class A	1,064	14,290
Group 1 Automotive, Inc.	382	23,023
Guess?, Inc.	673	9,085
Haverty Furniture Cos., Inc.	502	8,911
Hibbett Sports, Inc. (a)	281	10,917
Home Depot, Inc.	18,590	2,268,166
L Brands, Inc.	3,617	261,111
Lithia Motors, Inc., Class A	362	31,052
Lowe’s Cos., Inc.	13,604	906,707
Lumber Liquidators Holdings, Inc. (a)	647	10,035
MarineMax, Inc. (a)	305	6,085
Michaels Cos., Inc. (a)	1,205	28,016
Monro Muffler Brake, Inc.	482	26,510
O’Reilly Automotive, Inc. (a)	1,398	369,687
Office Depot, Inc.	1,400	4,410
Party City Holdco, Inc. (a)	508	8,255
Penske Automotive Group, Inc.	594	26,581
Pier 1 Imports, Inc.	1,225	5,280
Rent-A-Center, Inc.	723	7,295
Restoration Hardware Holdings, Inc. (a)(c)	645	18,686
Ross Stores, Inc.	5,862	366,609
Sally Beauty Holdings, Inc. (a)	2,225	57,716
Select Comfort Corp. (a)	898	17,233
Shoe Carnival, Inc.	372	9,438
Signet Jewelers Ltd.	1,177	95,643
Sonic Automotive, Inc., Class A	412	7,375
Staples, Inc.	9,184	67,962
Tailored Brands, Inc.	727	11,487
Tiffany & Co.	1,677	123,125
Tile Shop Holdings, Inc. (a)	387	6,560
TJX Cos., Inc.	10,376	765,230
Tractor Supply Co.	1,961	122,817
Ulta Salon Cosmetics & Fragrance, Inc. (a)	949	230,930
Urban Outfitters, Inc. (a)	1,282	42,883
Vitamin Shoppe, Inc. (a)	282	7,064
West Marine, Inc. (a)	309	2,472
Williams-Sonoma, Inc.	1,384	63,968

Common Stocks	Shares	Value
Specialty Retail (continued)
Zumiez, Inc. (a)	536	$11,926

		7,721,553
Technology Hardware, Storage & Peripherals — 3.3%
3D Systems Corp. (a)	1,698	23,551
Apple, Inc.	82,978	9,421,322
Avid Technology, Inc. (a)	592	3,889
Cray, Inc. (a)	772	16,058
Diebold, Inc.	1,092	23,806
Eastman Kodak Co. (a)	84	1,252
Electronics for Imaging, Inc. (a)	746	31,727
Hewlett Packard Enterprise Co.	26,740	600,848
HP, Inc.	25,598	370,915
Immersion Corp. (a)	1,186	9,678
Lexmark International, Inc., Class A	888	35,245
NCR Corp. (a)	1,641	57,517
NetApp, Inc.	4,318	146,553
Nimble Storage, Inc. (a)	1,259	9,606
Pure Storage, Inc., Class A (a)	1,036	12,784
Silicon Graphics International Corp. (a)	214	1,658
Stratasys Ltd. (a)	806	15,411
Super Micro Computer, Inc. (a)	825	19,552
Synaptics, Inc. (a)	558	29,083
Western Digital Corp.	4,186	244,630

		11,075,085
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	732	63,201
Coach, Inc.	5,151	184,869
Columbia Sportswear Co.	447	25,318
Crocs, Inc. (a)	930	7,152
Deckers Outdoor Corp. (a)	485	25,312
Fossil Group, Inc. (a)	674	18,380
G-III Apparel Group Ltd. (a)	643	16,795
Hanesbrands, Inc.	5,659	145,436
Iconix Brand Group, Inc. (a)	1,306	10,291
Kate Spade & Co. (a)	1,802	30,183
lululemon athletica, Inc. (a)	1,391	79,635
Michael Kors Holdings Ltd. (a)	2,441	123,954
Movado Group, Inc.	450	9,923
NIKE, Inc., Class B	20,625	1,034,962
Oxford Industries, Inc.	177	11,101
PVH Corp.	1,160	124,097
Ralph Lauren Corp.	808	79,265
Sequential Brands Group, Inc. (a)	363	2,614
Skechers U.S.A., Inc., Class A (a)	1,960	41,219
Steven Madden Ltd. (a)	944	31,530
Under Armour, Inc., Class A (a)	2,612	81,233
Under Armour, Inc., Class C (a)	2,888	74,684
Unifi, Inc. (a)	322	9,258
Vera Bradley, Inc. (a)	696	9,306
VF Corp.	5,064	274,519

26	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	1,472	$31,427

		2,545,664
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	1,241	18,156
Banc of California, Inc.	624	8,299
Beneficial Bancorp, Inc.	920	13,340
Berkshire Hills Bancorp, Inc.	376	11,111
BofI Holding, Inc. (a)	860	16,022
Brookline Bancorp, Inc.	932	11,930
Capitol Federal Financial, Inc.	1,995	29,267
Charter Financial Corp.	722	9,133
Dime Community Bancshares, Inc.	548	8,878
Essent Group Ltd. (a)	1,243	32,865
EverBank Financial Corp.	1,536	29,660
Federal Agricultural Mortgage Corp., Class C	69	2,817
First Defiance Financial Corp.	305	12,041
Flagstar Bancorp, Inc. (a)	289	7,927
Flushing Financial Corp.	429	9,189
Hingham Institution for Savings	79	11,333
HomeStreet, Inc. (a)	371	10,221
Kearny Financial Corp.	1,013	14,131
Ladder Capital Corp.	566	7,177
LendingTree, Inc. (a)	81	6,468
Meridian Bancorp, Inc.	753	12,010
Meta Financial Group, Inc.	159	11,647
MGIC Investment Corp. (a)	5,253	42,865
Nationstar Mortgage Holdings, Inc. (a)	547	8,265
New York Community Bancorp, Inc.	9,470	135,989
NMI Holdings, Inc., Class A (a)	743	5,684
Northfield Bancorp, Inc.	795	13,078
Northwest Bancshares, Inc.	1,173	18,463
OceanFirst Financial Corp.	487	10,071
Ocwen Financial Corp. (a)	460	1,964
Oritani Financial Corp.	593	9,280
People’s United Financial, Inc.	4,510	73,242
Provident Financial Services, Inc.	626	14,204
Radian Group, Inc.	3,207	43,583
Territorial Bancorp, Inc.	536	15,287
TFS Financial Corp.	612	10,906
TrustCo Bank Corp. NY	1,531	10,717
United Community Financial Corp.	695	5,108
United Financial Bancorp, Inc.	771	11,341
Walker & Dunlop, Inc. (a)	295	7,101
Washington Federal, Inc.	1,270	34,608
Waterstone Financial, Inc.	804	13,628
WSFS Financial Corp.	323	11,321

		790,327
Tobacco — 1.5%
Altria Group, Inc.	29,130	1,926,076

Common Stocks	Shares	Value
Tobacco (continued)
Philip Morris International, Inc.	23,421	$2,258,721
Reynolds American, Inc.	12,795	704,749
Universal Corp.	370	20,054
Vector Group Ltd.	1,230	25,756

		4,935,356
Trading Companies & Distributors — 0.3%
Aceto Corp.	368	6,745
Air Lease Corp.	2,558	77,405
Aircastle Ltd.	569	11,693
Applied Industrial Technologies, Inc.	485	24,638
Beacon Roofing Supply, Inc. (a)	937	39,392
CAI International, Inc. (a)	191	1,454
DXP Enterprises, Inc. (a)	333	7,256
Fastenal Co.	4,233	165,002
GATX Corp.	642	28,100
H&E Equipment Services, Inc.	379	5,287
HD Supply Holdings, Inc. (a)	2,820	93,060
Herc Holdings, Inc. (a)	284	8,546
Kaman Corp.	280	12,225
Lawson Products, Inc. (a)	478	9,010
MRC Global, Inc. (a)	1,791	26,399
MSC Industrial Direct Co., Inc., Class A	627	45,646
NOW, Inc. (a)	1,508	32,512
Rush Enterprises, Inc., Class A (a)	415	10,894
SiteOne Landscape Supply, Inc. (a)	207	6,454
Textainer Group Holdings Ltd.	66	502
Triton International, Ltd.	457	5,516
United Rentals, Inc. (a)	1,771	133,994
Univar, Inc. (a)	435	9,679
Veritiv Corp. (a)	176	9,495
W.W. Grainger, Inc.	831	172,948
Watsco, Inc.	332	45,580
WESCO International, Inc. (a)	1,340	72,628

		1,062,060
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,083	88,600
Wesco Aircraft Holdings, Inc. (a)	745	9,573

		98,173
Water Utilities — 0.1%
American States Water Co.	671	26,827
American Water Works Co., Inc.	2,629	194,651
Aqua America, Inc.	2,447	75,123
California Water Service Group	874	27,094
Connecticut Water Service, Inc.	261	13,590
Middlesex Water Co.	276	9,964
SJW Corp.	313	15,878

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	27

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Water Utilities (continued)
York Water Co.	487	$15,389

		378,516
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	417	4,053
NII Holdings, Inc. (a)	714	1,749
RingCentral, Inc., Class A (a)	688	14,242
SBA Communications Corp., Class A (a)	1,823	206,510
Shenandoah Telecommunications Co.	523	13,807
Spok Holdings, Inc.	353	6,372
Sprint Corp. (a)	11,544	71,111
T-Mobile U.S., Inc. (a)	4,321	214,883
Telephone & Data Systems, Inc.	1,562	40,362
United States Cellular Corp. (a)	194	6,800

		579,889
Total Long-Term Investments (Cost — $329,761,743) — 98.5%		334,604,315

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (b)(e)	10,869,643	$10,869,643

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (e)	$236	235,549
Total Short-Term Securities Cost ($11,105,170) — 3.3%		11,105,192
Total Investments (Cost — $340,866,913) — 101.8%		345,709,507
Liabilities in Excess of Other Assets — (1.8)%		(6,094,940)

Net Assets — 100.0%		$339,614,567

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$341,116,939

Gross unrealized appreciation	$15,250,833
Gross unrealized depreciation	(10,658,265)

Net unrealized appreciation	$4,592,568

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2016	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	10,869,643	[1]	—	10,869,643	$10,869,643	$1,786
BlackRock Premier Government Institutional Fund	20,471,120	—		(20,471,120)[2]	—	—	5,324
BlackRock, Inc.	1,619	268		—	1,887	643,920	4,092
PNC Financial Services Group, Inc.	6,410	1,011		—	7,421	709,448	4,004
PennyMac Mortgage Investment Trust	716	—		—	716	10,898	337
SL Liquidity Series, LLC, Money Market Series	431,687	—		(196,162)[2]	$235,525	235,549	16,082	[3]
Total						$12,469,458	$31,625

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of security, is on loan.

28	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
5	Russell 2000 Mini Index	December 2016	$594,650	$(14,841)
37	S&P 500 E-Mini Index	December 2016	$3,922,185	(30,751)
Total				$(45,592)

Portfolio Abbreviations

REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	29

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$334,604,183	—	$132	$334,604,315
Short-Term Securities	10,869,643	—	—	10,869,643
Subtotal	$345,473,826	—	$132	$345,473,958
Investments valued at NAV[2]				235,549

Total				$345,709,507

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(45,592)	—	—	$(45,592)
[1] See above Schedule of Investments for values in each sector.
2 As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument

30	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$26,014	—	—	$26,014
Cash pledged for futures contracts	577,000	—	—	577,000
Liabilities:
Collateral on securities loaned at value	—	$(235,549)	—	$(235,549)

Total	$603,014	$(235,549)	—	$367,465

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2016	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date:	December 20, 2016